UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments.

Banks UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (74.4%)
Associated Banc-Corp. (Banks)	1,032	$23,922
BancorpSouth Bank (Banks)	539	15,469
Bank of America Corp. (Banks)	55,684	1,531,311
Bank of Hawaii Corp. (Banks)	252	19,767
Bank OZK (Banks)	724	19,809
BankUnited, Inc. (Banks)	629	20,820
BB&T Corp. (Banks)	4,640	228,102
BOK Financial Corp. (Banks)	199	17,060
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	830	10,300
Cathay General Bancorp, Inc. (Banks)	462	17,404
Chemical Financial Corp. (Banks)	427	20,009
CIT Group, Inc. (Banks)	677	32,076
Citigroup, Inc. (Banks)	15,087	987,595
Citizens Financial Group, Inc. (Banks)	2,855	106,634
Comerica, Inc. (Banks)	1,028	83,844
Commerce Bancshares, Inc. (Banks)	570	36,252
Cullen/Frost Bankers, Inc. (Banks)	381	37,308
East West Bancorp, Inc. (Banks)	871	45,675
F.N.B. Corp. (Banks)	1,943	22,986
Fifth Third Bancorp (Banks)	3,994	107,798
First Citizens BancShares, Inc. - Class A (Banks)	56	23,891
First Financial Bankshares, Inc. (Banks)	404	23,832
First Hawaiian, Inc. (Banks)	542	13,431
First Horizon National Corp. (Banks)	1,947	31,431
First Republic Bank (Banks)	969	88,169
Fulton Financial Corp. (Banks)	1,056	16,907
Glacier Bancorp, Inc. (Banks)	507	21,497
Hancock Holding Co. (Banks)	512	21,484
Home BancShares, Inc. (Banks)	962	18,316
Huntington Bancshares, Inc. (Banks)	6,621	94,879
IBERIABANK Corp. (Banks)	338	25,178
International Bancshares Corp. (Banks)	331	12,810
Investors Bancorp, Inc. (Banks)	1,463	16,356
JPMorgan Chase & Co. (Banks)	20,149	2,196,645
KeyCorp (Banks)	6,307	114,535
M&T Bank Corp. (Banks)	864	142,914
MB Financial, Inc. (Banks)	505	22,417
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,938	28,146
PacWest Bancorp (Banks)	734	29,815
People’s United Financial, Inc. (Banks)	2,233	34,969
Pinnacle Financial Partners, Inc. (Banks)	438	22,907
PNC Financial Services Group, Inc. (Banks)	2,784	357,716
Popular, Inc. (Banks)	616	32,038
Prosperity Bancshares, Inc. (Banks)	396	25,752
Regions Financial Corp. (Banks)	6,611	112,189
Signature Bank (Banks)	333	36,597
Sterling Bancorp (Banks)	1,354	24,345
SunTrust Banks, Inc. (Banks)	2,762	173,067
SVB Financial Group* (Banks)	320	75,914
Synovus Financial Corp. (Banks)	702	26,367
TCF Financial Corp. (Banks)	1,005	20,984
Texas Capital Bancshares, Inc.* (Banks)	302	19,699
TFS Financial Corp. (Thrifts & Mortgage Finance)	321	4,722
Trustmark Corp. (Banks)	403	12,412
U.S. Bancorp (Banks)	9,178	479,734
UMB Financial Corp. (Banks)	271	17,303
Umpqua Holdings Corp. (Banks)	1,321	25,363
United Bankshares, Inc. (Banks)	625	20,731
Valley National Bancorp (Banks)	1,987	19,830
Washington Federal, Inc. (Thrifts & Mortgage Finance)	501	14,108
Webster Financial Corp. (Banks)	554	32,597
Wells Fargo & Co. (Banks)	25,982	1,383,022
Western Alliance Bancorp* (Banks)	585	28,220
Wintrust Financial Corp. (Banks)	340	25,888
Zions Bancorp (Banks)	1,164	54,766
TOTAL COMMON STOCKS (Cost $3,107,244)		9,408,034

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.8%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $2,753,161	$2,753,000	$2,753,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,753,000)		2,753,000

TOTAL INVESTMENT SECURITIES (Cost $5,860,244) - 96.2%		12,161,034
Net other assets (liabilities) - 3.8%		477,877

NET ASSETS - 100.0%		$12,638,911

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,915,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/23/18	2.71%	$4,951,828	$88,242
Dow Jones U.S. Banks Index	UBS AG	11/23/18	2.56%	4,618,317	107,550
				$9,570,145	$195,792

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Banks UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Banks	$9,350,758	73.9%
Thrifts & Mortgage Finance	57,276	0.5%
Other**	3,230,877	25.6%
Total	$12,638,911	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (77.3%)
Air Products & Chemicals, Inc. (Chemicals)	1,408	$217,325
Albemarle Corp. (Chemicals)	694	68,859
Alcoa Corp.* (Metals & Mining)	1,199	41,953
Allegheny Technologies, Inc.* (Metals & Mining)	806	20,867
Ashland Global Holdings, Inc. (Chemicals)	406	30,036
Axalta Coating Systems, Ltd.* (Chemicals)	1,380	34,058
Cabot Corp. (Chemicals)	399	19,423
Carpenter Technology Corp. (Metals & Mining)	298	12,996
Celanese Corp. (Chemicals)	867	84,047
CF Industries Holdings, Inc. (Chemicals)	1,495	71,805
Commercial Metals Co. (Metals & Mining)	750	14,295
Compass Minerals International, Inc. (Metals & Mining)	218	10,575
Domtar Corp. (Paper & Forest Products)	410	18,987
DowDuPont, Inc. (Chemicals)	14,822	799,202
Eastman Chemical Co. (Chemicals)	904	70,828
Ecolab, Inc. (Chemicals)	1,634	250,247
FMC Corp. (Chemicals)	864	67,461
Freeport-McMoRan, Inc. (Metals & Mining)	9,314	108,508
GCP Applied Technologies, Inc.* (Chemicals)	458	11,894
H.B. Fuller Co. (Chemicals)	325	14,450
Huntsman Corp. (Chemicals)	1,387	30,348
Ingevity Corp.* (Chemicals)	270	24,592
International Flavors & Fragrances, Inc. (Chemicals)	650	94,029
KapStone Paper & Packaging Corp. (Paper & Forest Products)	566	19,810
Linde PLC* (Chemicals)	3,552	587,749
LyondellBasell Industries N.V. - Class A (Chemicals)	2,048	182,825
Minerals Technologies, Inc. (Chemicals)	229	12,538
NewMarket Corp. (Chemicals)	58	22,386
Newmont Mining Corp. (Metals & Mining)	3,428	105,994
Nucor Corp. (Metals & Mining)	2,038	120,488
Olin Corp. (Chemicals)	1,070	21,614
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	529	18,753
Platform Specialty Products Corp.* (Chemicals)	1,495	16,176
PolyOne Corp. (Chemicals)	519	16,769
PPG Industries, Inc. (Chemicals)	1,550	162,890
Reliance Steel & Aluminum Co. (Metals & Mining)	459	36,224
Royal Gold, Inc. (Metals & Mining)	418	32,031
RPM International, Inc. (Chemicals)	854	52,239
Sensient Technologies Corp. (Chemicals)	272	17,642
Steel Dynamics, Inc. (Metals & Mining)	1,505	59,598
The Chemours Co. (Chemicals)	1,135	37,466
The Mosaic Co. (Chemicals)	2,277	70,450
The Scotts Miracle-Gro Co. - Class A (Chemicals)	248	16,552
Trinseo SA (Chemicals)	274	14,763
United States Steel Corp. (Metals & Mining)	1,138	30,191
Valvoline, Inc. (Chemicals)	1,220	24,302
W.R. Grace & Co. (Chemicals)	431	27,924
Westlake Chemical Corp. (Chemicals)	237	16,898
Worthington Industries, Inc. (Metals & Mining)	257	10,763
TOTAL COMMON STOCKS (Cost $1,833,998)		3,851,820

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.9%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $1,138,067	$1,138,000	$1,138,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,138,000)		1,138,000

TOTAL INVESTMENT SECURITIES (Cost $2,971,998) - 100.2%		4,989,820
Net other assets (liabilities) - (0.2)%		(12,418)

NET ASSETS - 100.0%		$4,977,402

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $960,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/23/18	2.71%	$1,712,350	$(1,099)
Dow Jones U.S. Basic Materials Index	UBS AG	11/23/18	2.56%	1,904,820	(7,156)
				$3,617,170	$(8,255)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Chemicals	$3,189,787	64.0%
Metals & Mining	604,483	12.1%
Oil, Gas & Consumable Fuels	18,753	0.4%
Paper & Forest Products	38,797	0.8%
Other**	1,125,582	22.7%
Total	$4,977,402	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Bear ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (82.7%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $13,581,796	$13,581,000	$13,581,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,581,000)		13,581,000

TOTAL INVESTMENT SECURITIES (Cost $13,581,000) - 82.7%		13,581,000
Net other assets (liabilities) - 17.3%		2,847,175

NET ASSETS - 100.0%		$16,428,175

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,823,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	15	12/24/18	$(2,033,625)	$136,438

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/18	(2.56)%	$(7,892,029)	$(143,847)
S&P 500	UBS AG	11/27/18	(2.36)%	(6,458,399)	(167,811)
				$(14,350,428)	$(311,658)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (76.8%)
AbbVie, Inc. (Biotechnology)	303,046	$23,592,131
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	19,572	381,263
Agilent Technologies, Inc. (Life Sciences Tools & Services)	63,777	4,132,112
Agios Pharmaceuticals, Inc.* (Biotechnology)	10,061	634,447
Alexion Pharmaceuticals, Inc.* (Biotechnology)	44,604	4,998,770
Alkermes PLC* (Biotechnology)	31,018	1,266,465
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	17,894	1,439,214
Amgen, Inc. (Biotechnology)	129,537	24,973,437
Biogen, Inc.* (Biotechnology)	40,301	12,262,385
BioMarin Pharmaceutical, Inc.* (Biotechnology)	35,539	3,275,630
Bio-Techne Corp. (Life Sciences Tools & Services)	7,480	1,254,546
Bluebird Bio, Inc.* (Biotechnology)	10,837	1,243,004
Celgene Corp.* (Biotechnology)	140,858	10,085,433
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	9,606	1,170,203
Clovis Oncology, Inc.* (Biotechnology)	10,610	123,394
Exact Sciences Corp.* (Biotechnology)	24,532	1,742,999
Exelixis, Inc.* (Biotechnology)	59,645	827,276
FibroGen, Inc.* (Biotechnology)	15,010	643,479
Gilead Sciences, Inc. (Biotechnology)	259,524	17,694,346
Illumina, Inc.* (Life Sciences Tools & Services)	29,393	9,145,632
Immunomedics, Inc.* (Biotechnology)	32,493	732,067
Incyte Corp.* (Biotechnology)	35,251	2,284,970
Intercept Pharmaceuticals, Inc.* (Biotechnology)	4,419	424,268
Intrexon Corp.* (Biotechnology)	14,205	164,210
Ionis Pharmaceuticals, Inc.* (Biotechnology)	27,417	1,358,512
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	32,410	3,984,161
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	4,225	696,322
Loxo Oncology, Inc.* (Biotechnology)	5,657	863,598
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5,103	2,790,422
Myriad Genetics, Inc.* (Biotechnology)	14,947	673,063
Nektar Therapeutics* (Pharmaceuticals)	34,559	1,336,742
Neurocrine Biosciences, Inc.* (Biotechnology)	18,113	1,940,808
OPKO Health, Inc.* (Biotechnology)	72,747	245,885
Portola Pharmaceuticals, Inc.* (Biotechnology)	13,218	260,262
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	11,631	1,126,695
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	15,468	5,247,364
Sage Therapeutics, Inc.* (Biotechnology)	9,414	1,211,394
Sarepta Therapeutics, Inc.* (Biotechnology)	12,461	1,666,783
Seattle Genetics, Inc.* (Biotechnology)	21,343	1,197,983
Syneos Health, Inc.* (Life Sciences Tools & Services)	12,177	555,637
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	9,390	454,946
United Therapeutics Corp.* (Biotechnology)	8,789	974,349
Vertex Pharmaceuticals, Inc.* (Biotechnology)	51,128	8,664,151
TOTAL COMMON STOCKS (Cost $82,346,545)		159,740,758

	Principal Amount	Value
Repurchase Agreements(a)(b) (27.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $56,268,297	$56,265,000	$56,265,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,265,000)		56,265,000

TOTAL INVESTMENT SECURITIES (Cost $138,611,545) - 103.9%		216,005,758
Net other assets (liabilities) - (3.9)%		(8,129,163)

NET ASSETS - 100.0%		$207,876,595

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $32,699,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/23/18	2.71%	$76,695,140	$(3,494,771)
Dow Jones U.S. Biotechnology Index	UBS AG	11/23/18	2.71%	75,585,419	(3,498,722)
				$152,280,559	$(6,993,493)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Biotechnology	$134,244,608	64.6%
Life Sciences Tools & Services	24,159,408	11.6%
Pharmaceuticals	1,336,742	0.6%
Other**	48,135,837	23.2%
Total	$207,876,595	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Bull ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (62.4%)
3M Co. (Industrial Conglomerates)	864	$164,385
A.O. Smith Corp. (Building Products)	216	9,834
Abbott Laboratories (Health Care Equipment & Supplies)	2,592	178,693
AbbVie, Inc. (Biotechnology)	2,232	173,761
ABIOMED, Inc.* (Health Care Equipment & Supplies)	72	24,566
Accenture PLC - Class A (IT Services)	954	150,369
Activision Blizzard, Inc. (Entertainment)	1,134	78,303
Adobe Systems, Inc.* (Software)	720	176,947
Advance Auto Parts, Inc. (Specialty Retail)	108	17,254
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,278	23,272
Aetna, Inc. (Health Care Providers & Services)	486	96,422
Affiliated Managers Group, Inc. (Capital Markets)	72	8,184
Aflac, Inc. (Insurance)	1,134	48,841
Agilent Technologies, Inc. (Life Sciences Tools & Services)	468	30,322
Air Products & Chemicals, Inc. (Chemicals)	324	50,009
Akamai Technologies, Inc.* (IT Services)	252	18,207
Alaska Air Group, Inc. (Airlines)	180	11,056
Albemarle Corp. (Chemicals)	162	16,074
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	162	19,801
Alexion Pharmaceuticals, Inc.* (Biotechnology)	324	36,311
Align Technology, Inc.* (Health Care Equipment & Supplies)	108	23,890
Allegion PLC (Building Products)	144	12,345
Allergan PLC (Pharmaceuticals)	468	73,949
Alliance Data Systems Corp. (IT Services)	72	14,845
Alliant Energy Corp. (Electric Utilities)	342	14,699
Alphabet, Inc.* - Class A (Interactive Media & Services)	450	490,761
Alphabet, Inc.* - Class C (Interactive Media & Services)	450	484,547
Altria Group, Inc. (Tobacco)	2,790	181,462
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	612	977,983
Ameren Corp. (Multi-Utilities)	360	23,249
American Airlines Group, Inc. (Airlines)	612	21,469
American Electric Power Co., Inc. (Electric Utilities)	738	54,140
American Express Co. (Consumer Finance)	1,044	107,249
American International Group, Inc. (Insurance)	1,314	54,255
American Tower Corp. (Equity Real Estate Investment Trusts)	648	100,964
American Water Works Co., Inc. (Water Utilities)	270	23,903
Ameriprise Financial, Inc. (Capital Markets)	216	27,484
AmerisourceBergen Corp. (Health Care Providers & Services)	234	20,592
AMETEK, Inc. (Electrical Equipment)	342	22,941
Amgen, Inc. (Biotechnology)	954	183,921
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	450	40,275
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	756	40,219
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	558	46,710
ANSYS, Inc.* (Software)	126	18,843
Anthem, Inc. (Health Care Providers & Services)	378	104,165
Aon PLC (Insurance)	360	56,225
Apache Corp. (Oil, Gas & Consumable Fuels)	558	21,109
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	234	10,071
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,786	1,485,183
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,458	47,939
Aptiv PLC (Auto Components)	396	30,413
Archer-Daniels-Midland Co. (Food Products)	828	39,123
Arconic, Inc. (Aerospace & Defense)	630	12,808
Arista Networks, Inc.* (Communications Equipment)	72	16,585
Arthur J. Gallagher & Co. (Insurance)	270	19,983
Assurant, Inc. (Insurance)	72	6,999
AT&T, Inc. (Diversified Telecommunication Services)	10,746	329,687
Autodesk, Inc.* (Software)	324	41,877
Automatic Data Processing, Inc. (IT Services)	648	93,364
AutoZone, Inc.* (Specialty Retail)	36	26,405
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	198	34,725
Avery Dennison Corp. (Containers & Packaging)	126	11,431
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	612	16,334
Ball Corp. (Containers & Packaging)	504	22,579
Bank of America Corp. (Banks)	13,752	378,180
Baxter International, Inc. (Health Care Equipment & Supplies)	738	46,132
BB&T Corp. (Banks)	1,152	56,632
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	396	91,278
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,880	591,206
Best Buy Co., Inc. (Specialty Retail)	360	25,258
Biogen, Inc.* (Biotechnology)	306	93,107
BlackRock, Inc. - Class A (Capital Markets)	180	74,056
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	72	134,970
BorgWarner, Inc. (Auto Components)	306	12,059
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	234	28,258
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,052	74,159
Brighthouse Financial, Inc.* (Insurance)	180	7,133
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,412	121,902
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	630	140,799
Broadridge Financial Solutions, Inc. (IT Services)	180	21,049
Brown-Forman Corp. - Class B (Beverages)	252	11,678
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	198	17,628
CA, Inc. (Software)	468	20,760
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	648	15,701

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cadence Design Systems, Inc.* (Software)	414	$18,452
Campbell Soup Co. (Food Products)	288	10,774
Capital One Financial Corp. (Consumer Finance)	702	62,689
Cardinal Health, Inc. (Health Care Providers & Services)	450	22,770
CarMax, Inc.* (Specialty Retail)	270	18,336
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	594	33,288
Caterpillar, Inc. (Machinery)	882	107,003
CBOE Holdings, Inc. (Capital Markets)	162	18,282
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	468	18,856
CBS Corp. - Class B (Media)	504	28,904
Celgene Corp.* (Biotechnology)	1,044	74,750
Centene Corp.* (Health Care Providers & Services)	306	39,878
CenterPoint Energy, Inc. (Multi-Utilities)	630	17,016
CenturyLink, Inc. (Diversified Telecommunication Services)	1,404	28,979
Cerner Corp.* (Health Care Technology)	486	27,838
CF Industries Holdings, Inc. (Chemicals)	342	16,426
Charter Communications, Inc.* - Class A (Media)	270	86,500
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,844	317,533
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	36	16,572
Chubb, Ltd. (Insurance)	684	85,439
Church & Dwight Co., Inc. (Household Products)	360	21,373
Cigna Corp. (Health Care Providers & Services)	360	76,972
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	144	11,444
Cincinnati Financial Corp. (Insurance)	216	16,986
Cintas Corp. (Commercial Services & Supplies)	126	22,916
Cisco Systems, Inc. (Communications Equipment)	6,768	309,637
Citigroup, Inc. (Banks)	3,726	243,904
Citizens Financial Group, Inc. (Banks)	702	26,220
Citrix Systems, Inc.* (Software)	198	20,289
CME Group, Inc. (Capital Markets)	504	92,352
CMS Energy Corp. (Multi-Utilities)	414	20,501
Cognizant Technology Solutions Corp. (IT Services)	864	59,642
Colgate-Palmolive Co. (Household Products)	1,278	76,105
Comcast Corp. - Class A (Media)	6,768	258,133
Comerica, Inc. (Banks)	252	20,553
ConAgra Foods, Inc. (Food Products)	576	20,506
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	288	40,058
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,728	120,787
Consolidated Edison, Inc. (Multi-Utilities)	468	35,568
Constellation Brands, Inc. - Class A (Beverages)	252	50,206
Copart, Inc.* (Commercial Services & Supplies)	306	14,966
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,206	38,532
Costco Wholesale Corp. (Food & Staples Retailing)	648	148,152
Coty, Inc. (Personal Products)	666	7,026
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	612	66,549
CSX Corp. (Road & Rail)	1,206	83,045
Cummins, Inc. (Machinery)	216	29,525
CVS Health Corp. (Health Care Providers & Services)	1,512	109,454
D.R. Horton, Inc. (Household Durables)	504	18,124
Danaher Corp. (Health Care Equipment & Supplies)	918	91,249
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	180	19,179
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	180	12,121
Deere & Co. (Machinery)	468	63,386
Delta Air Lines, Inc. (Airlines)	936	51,227
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	324	11,220
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	756	24,494
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	31,598
Discover Financial Services (Consumer Finance)	504	35,114
Discovery Communications, Inc.* - Class A (Media)	234	7,579
Discovery Communications, Inc.* - Class C (Media)	540	15,827
Dish Network Corp.* - Class A (Media)	342	10,513
Dollar General Corp. (Multiline Retail)	396	44,106
Dollar Tree, Inc.* (Multiline Retail)	360	30,348
Dominion Resources, Inc. (Multi-Utilities)	972	69,421
Dover Corp. (Machinery)	216	17,893
DowDuPont, Inc. (Chemicals)	3,420	184,406
DTE Energy Co. (Multi-Utilities)	270	30,348
Duke Energy Corp. (Electric Utilities)	1,062	87,752
Duke Realty Corp. (Equity Real Estate Investment Trusts)	522	14,392
DXC Technology Co. (IT Services)	414	30,152
E*TRADE Financial Corp. (Capital Markets)	378	18,681
Eastman Chemical Co. (Chemicals)	216	16,924
Eaton Corp. PLC (Electrical Equipment)	648	46,442
eBay, Inc.* (Internet & Direct Marketing Retail)	1,368	39,713
Ecolab, Inc. (Chemicals)	378	57,891
Edison International (Electric Utilities)	486	33,724
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	306	45,166
Electronic Arts, Inc.* (Entertainment)	450	40,941
Eli Lilly & Co. (Pharmaceuticals)	1,422	154,202
Emerson Electric Co. (Electrical Equipment)	936	63,537
Entergy Corp. (Electric Utilities)	270	22,667
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	864	91,014
EQT Corp. (Oil, Gas & Consumable Fuels)	396	13,452
Equifax, Inc. (Professional Services)	180	18,259
Equinix, Inc. (Equity Real Estate Investment Trusts)	126	47,721
Equity Residential (Equity Real Estate Investment Trusts)	540	35,078

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	90		$22,570
Everest Re Group, Ltd. (Insurance)	54		11,764
Evergy, Inc. (Electric Utilities)	396		22,172
Eversource Energy (Electric Utilities)	468		29,606
Exelon Corp. (Electric Utilities)	1,422		62,297
Expedia, Inc. (Internet & Direct Marketing Retail)	180		22,577
Expeditors International of Washington, Inc. (Air Freight & Logistics)	252		16,929
Express Scripts Holding Co.* (Health Care Providers & Services)	828		80,291
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	180		16,211
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,264		499,115
F5 Networks, Inc.* (Communications Equipment)	90		15,775
Facebook, Inc.* - Class A (Interactive Media & Services)	3,564		540,979
Fastenal Co. (Trading Companies & Distributors)	432		22,209
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	108		13,397
FedEx Corp. (Air Freight & Logistics)	360		79,322
Fidelity National Information Services, Inc. (IT Services)	486		50,593
Fifth Third Bancorp (Banks)	990		26,720
First Horizon National Corp. (Banks)	—	†	6
FirstEnergy Corp. (Electric Utilities)	720		26,842
Fiserv, Inc.* (IT Services)	594		47,104
FleetCor Technologies, Inc.* (IT Services)	126		25,204
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	198		9,169
Flowserve Corp. (Machinery)	198		9,088
Fluor Corp. (Construction & Engineering)	216		9,474
FMC Corp. (Chemicals)	198		15,460
Foot Locker, Inc. (Specialty Retail)	180		8,485
Ford Motor Co. (Automobiles)	5,796		55,352
Fortinet, Inc.* (Software)	216		17,751
Fortive Corp. (Machinery)	450		33,413
Fortune Brands Home & Security, Inc. (Building Products)	216		9,683
Franklin Resources, Inc. (Capital Markets)	450		13,725
Freeport-McMoRan, Inc. (Metals & Mining)	2,142		24,954
Garmin, Ltd. (Household Durables)	180		11,909
Gartner, Inc.* (IT Services)	126		18,588
General Dynamics Corp. (Aerospace & Defense)	414		71,448
General Electric Co. (Industrial Conglomerates)	12,852		129,805
General Mills, Inc. (Food Products)	882		38,632
General Motors Co. (Automobiles)	1,944		71,131
Genuine Parts Co. (Distributors)	216		21,151
Gilead Sciences, Inc. (Biotechnology)	1,926		131,315
Global Payments, Inc. (IT Services)	234		26,730
H & R Block, Inc. (Diversified Consumer Services)	306		8,121
Halliburton Co. (Energy Equipment & Services)	1,296		44,945
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	540		9,266
Harley-Davidson, Inc. (Automobiles)	252		9,631
Harris Corp. (Aerospace & Defense)	180		26,768
Hartford Financial Services Group, Inc. (Insurance)	522		23,709
Hasbro, Inc. (Leisure Products)	180		16,508
HCA Holdings, Inc. (Health Care Providers & Services)	396		52,878
HCP, Inc. (Equity Real Estate Investment Trusts)	702		19,340
Helmerich & Payne, Inc. (Energy Equipment & Services)	162		10,091
Henry Schein, Inc.* (Health Care Providers & Services)	234		19,422
Hess Corp. (Oil, Gas & Consumable Fuels)	378		21,697
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,178		33,215
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	450		32,027
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	234		15,781
Hologic, Inc.* (Health Care Equipment & Supplies)	396		15,440
Honeywell International, Inc. (Industrial Conglomerates)	1,098		159,012
Hormel Foods Corp. (Food Products)	396		17,281
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,098		20,983
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,340		56,488
Humana, Inc. (Health Care Providers & Services)	198		63,441
Huntington Bancshares, Inc. (Banks)	1,638		23,473
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	72		15,731
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	126		26,727
IHS Markit, Ltd.* (Professional Services)	522		27,421
Illinois Tool Works, Inc. (Machinery)	450		57,407
Illumina, Inc.* (Life Sciences Tools & Services)	216		67,208
Incyte Corp.* (Biotechnology)	270		17,501
Ingersoll-Rand PLC (Machinery)	360		34,538
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,822		319,816
Intercontinental Exchange, Inc. (Capital Markets)	846		65,176
International Business Machines Corp. (IT Services)	1,350		155,831
International Flavors & Fragrances, Inc. (Chemicals)	108		15,623
International Paper Co. (Containers & Packaging)	612		27,760
Intuit, Inc. (Software)	378		79,758
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	162		84,431
Invesco, Ltd. (Capital Markets)	612		13,287
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	54		7,212
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	234		28,766
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	432		13,224
J.B. Hunt Transport Services, Inc. (Road & Rail)	126		13,937

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jacobs Engineering Group, Inc. (Construction & Engineering)	180	$13,516
Jefferies Financial Group, Inc. (Diversified Financial Services)	432	9,275
Johnson & Johnson (Pharmaceuticals)	3,978	556,879
Johnson Controls International PLC (Building Products)	1,368	43,736
JPMorgan Chase & Co. (Banks)	4,968	541,611
Juniper Networks, Inc. (Communications Equipment)	504	14,752
Kansas City Southern Industries, Inc. (Road & Rail)	144	14,682
Kellogg Co. (Food Products)	378	24,751
KeyCorp (Banks)	1,548	28,112
Kimberly-Clark Corp. (Household Products)	522	54,445
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	630	10,137
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,808	47,792
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	234	21,420
Kohl’s Corp. (Multiline Retail)	252	19,084
L Brands, Inc. (Specialty Retail)	342	11,088
L3 Technologies, Inc. (Aerospace & Defense)	108	20,463
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	144	23,119
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	234	33,165
Leggett & Platt, Inc. (Household Durables)	198	7,189
Lennar Corp. - Class A (Household Durables)	432	18,568
Lincoln National Corp. (Insurance)	324	19,502
Linde PLC* (Chemicals)	810	134,031
LKQ Corp.* (Distributors)	468	12,762
Lockheed Martin Corp. (Aerospace & Defense)	360	105,786
Loews Corp. (Insurance)	414	19,276
Lowe’s Cos., Inc. (Specialty Retail)	1,206	114,834
LyondellBasell Industries N.V. - Class A (Chemicals)	468	41,778
M&T Bank Corp. (Banks)	216	35,729
Macy’s, Inc. (Multiline Retail)	450	15,431
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,260	23,927
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	990	69,746
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	433	50,568
Marsh & McLennan Cos., Inc. (Insurance)	756	64,072
Martin Marietta Materials, Inc. (Construction Materials)	90	15,415
Masco Corp. (Building Products)	450	13,500
MasterCard, Inc. - Class A (IT Services)	1,350	266,854
Mattel, Inc.* (Leisure Products)	504	6,844
McCormick & Co., Inc. (Food Products)	180	25,920
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,152	203,789
McKesson Corp. (Health Care Providers & Services)	288	35,931
Medtronic PLC (Health Care Equipment & Supplies)	1,998	179,461
Merck & Co., Inc. (Pharmaceuticals)	3,942	290,171
MetLife, Inc. (Insurance)	1,476	60,796
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	36	19,686
MGM Resorts International (Hotels, Restaurants & Leisure)	756	20,170
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	216	11,969
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	342	22,497
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,710	64,501
Microsoft Corp. (Software)	11,340	1,211,226
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	162	15,829
Mohawk Industries, Inc.* (Household Durables)	90	11,226
Molson Coors Brewing Co. - Class B (Beverages)	270	17,280
Mondelez International, Inc. - Class A (Food Products)	2,178	91,433
Monster Beverage Corp.* (Beverages)	594	31,393
Moody’s Corp. (Capital Markets)	252	36,661
Morgan Stanley (Capital Markets)	1,962	89,584
Motorola Solutions, Inc. (Communications Equipment)	234	28,679
MSCI, Inc. - Class A (Capital Markets)	126	18,948
Mylan N.V.* (Pharmaceuticals)	756	23,625
National Oilwell Varco, Inc. (Energy Equipment & Services)	558	20,534
Nektar Therapeutics* (Pharmaceuticals)	252	9,747
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	378	29,669
Netflix, Inc.* (Entertainment)	648	195,553
Newell Rubbermaid, Inc. (Household Durables)	648	10,290
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	288	5,818
Newmont Mining Corp. (Metals & Mining)	792	24,489
News Corp. - Class A (Media)	576	7,597
News Corp. - Class B (Media)	180	2,401
NextEra Energy, Inc. (Electric Utilities)	702	121,094
Nielsen Holdings PLC (Professional Services)	522	13,562
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,890	141,825
NiSource, Inc. (Multi-Utilities)	540	13,694
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	720	17,892
Nordstrom, Inc. (Multiline Retail)	162	10,655
Norfolk Southern Corp. (Road & Rail)	414	69,482
Northern Trust Corp. (Capital Markets)	324	30,479
Northrop Grumman Corp. (Aerospace & Defense)	252	66,011
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	306	13,485
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	450	16,285
Nucor Corp. (Metals & Mining)	468	27,668
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	900	189,747
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,134	76,057

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Omnicom Group, Inc. (Media)	324	$24,080
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	612	40,147
Oracle Corp. (Software)	4,176	203,957
O’Reilly Automotive, Inc.* (Specialty Retail)	126	40,415
PACCAR, Inc. (Machinery)	522	29,864
Packaging Corp. of America (Containers & Packaging)	144	13,221
Parker-Hannifin Corp. (Machinery)	198	30,023
Paychex, Inc. (IT Services)	468	30,649
PayPal Holdings, Inc.* (IT Services)	1,746	146,996
Pentair PLC (Machinery)	234	9,395
People’s United Financial, Inc. (Banks)	522	8,175
PepsiCo, Inc. (Beverages)	2,088	234,649
PerkinElmer, Inc. (Life Sciences Tools & Services)	162	14,010
Perrigo Co. PLC (Pharmaceuticals)	180	12,654
Pfizer, Inc. (Pharmaceuticals)	8,676	373,589
PG&E Corp.* (Electric Utilities)	774	36,231
Philip Morris International, Inc. (Tobacco)	2,304	202,913
Phillips 66 (Oil, Gas & Consumable Fuels)	630	64,777
Pinnacle West Capital Corp. (Electric Utilities)	162	13,325
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	252	37,112
PNC Financial Services Group, Inc. (Banks)	684	87,887
PPG Industries, Inc. (Chemicals)	360	37,832
PPL Corp. (Electric Utilities)	1,044	31,738
Principal Financial Group, Inc. (Insurance)	396	18,640
Prologis, Inc. (Equity Real Estate Investment Trusts)	936	60,344
Prudential Financial, Inc. (Insurance)	612	57,393
Public Service Enterprise Group, Inc. (Multi-Utilities)	756	40,393
Public Storage (Equity Real Estate Investment Trusts)	216	44,382
PulteGroup, Inc. (Household Durables)	378	9,287
PVH Corp. (Textiles, Apparel & Luxury Goods)	108	13,045
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	180	13,232
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,088	131,314
Quanta Services, Inc.* (Construction & Engineering)	216	6,739
Quest Diagnostics, Inc. (Health Care Providers & Services)	198	18,634
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	90	11,665
Raymond James Financial, Inc. (Capital Markets)	198	15,185
Raytheon Co. (Aerospace & Defense)	414	72,467
Realty Income Corp. (Equity Real Estate Investment Trusts)	432	26,037
Red Hat, Inc.* (Software)	270	46,343
Regency Centers Corp. (Equity Real Estate Investment Trusts)	252	15,967
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	108	36,638
Regions Financial Corp. (Banks)	1,638	27,797
Republic Services, Inc. - Class A (Commercial Services & Supplies)	324	23,548
ResMed, Inc. (Health Care Equipment & Supplies)	216	22,879
Robert Half International, Inc. (Professional Services)	180	10,895
Rockwell Automation, Inc. (Electrical Equipment)	180	29,651
Rockwell Collins, Inc. (Aerospace & Defense)	252	32,261
Rollins, Inc. (Commercial Services & Supplies)	144	8,525
Roper Technologies, Inc. (Industrial Conglomerates)	144	40,738
Ross Stores, Inc. (Specialty Retail)	558	55,242
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	252	26,392
S&P Global, Inc. (Capital Markets)	378	68,917
Salesforce.com, Inc.* (Software)	1,116	153,160
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	162	26,272
SCANA Corp. (Multi-Utilities)	216	8,651
Schlumberger, Ltd. (Energy Equipment & Services)	2,052	105,289
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	378	15,207
Sealed Air Corp. (Containers & Packaging)	234	7,572
Sempra Energy (Multi-Utilities)	396	43,608
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	450	82,583
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	270	23,425
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	126	11,499
Snap-on, Inc. (Machinery)	90	13,855
Southwest Airlines Co. (Airlines)	756	37,120
Stanley Black & Decker, Inc. (Machinery)	234	27,266
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,998	116,423
State Street Corp. (Capital Markets)	558	38,363
Stericycle, Inc.* (Commercial Services & Supplies)	126	6,296
Stryker Corp. (Health Care Equipment & Supplies)	468	75,919
SunTrust Banks, Inc. (Banks)	684	42,859
SVB Financial Group* (Banks)	72	17,081
Symantec Corp. (Software)	918	16,662
Synchrony Financial (Consumer Finance)	1,008	29,111
Synopsys, Inc.* (Software)	216	19,338
Sysco Corp. (Food & Staples Retailing)	702	50,074
T. Rowe Price Group, Inc. (Capital Markets)	360	34,916
Take-Two Interactive Software, Inc.* (Entertainment)	162	20,877
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	432	18,278
Target Corp. (Multiline Retail)	774	64,729
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	522	39,369
TechnipFMC PLC (Energy Equipment & Services)	630	16,569
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,440	133,675
Textron, Inc. (Aerospace & Defense)	360	19,307
The AES Corp. (Independent Power and Renewable Electricity Producers)	972	14,172
The Allstate Corp. (Insurance)	504	48,243

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Bank of New York Mellon Corp. (Capital Markets)	1,368	$64,747
The Boeing Co. (Aerospace & Defense)	792	281,048
The Charles Schwab Corp. (Capital Markets)	1,782	82,400
The Clorox Co. (Household Products)	198	29,393
The Coca-Cola Co. (Beverages)	5,670	271,480
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	72	18,598
The Estee Lauder Cos., Inc. - Class A (Personal Products)	324	44,531
The Gap, Inc. (Specialty Retail)	324	8,845
The Goldman Sachs Group, Inc. (Capital Markets)	522	117,642
The Goodyear Tire & Rubber Co. (Auto Components)	342	7,203
The Hershey Co. (Food Products)	198	21,216
The Home Depot, Inc. (Specialty Retail)	1,692	297,588
The Interpublic Group of Cos., Inc. (Media)	576	13,340
The JM Smucker Co. - Class A (Food Products)	162	17,548
The Kraft Heinz Co. (Food Products)	918	50,462
The Kroger Co. (Food & Staples Retailing)	1,170	34,819
The Macerich Co. (Equity Real Estate Investment Trusts)	162	8,362
The Mosaic Co. (Chemicals)	522	16,151
The Nasdaq OMX Group, Inc. (Capital Markets)	162	14,047
The Procter & Gamble Co. (Household Products)	3,690	327,229
The Progressive Corp. (Insurance)	864	60,221
The Sherwin-Williams Co. (Chemicals)	126	49,577
The Southern Co. (Electric Utilities)	1,494	67,274
The TJX Cos., Inc. (Specialty Retail)	936	102,848
The Travelers Cos., Inc. (Insurance)	396	49,551
The Walt Disney Co. (Entertainment)	2,196	252,166
The Western Union Co. (IT Services)	666	12,015
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,782	43,356
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	594	138,787
Tiffany & Co. (Specialty Retail)	162	18,031
Torchmark Corp. (Insurance)	162	13,715
Total System Services, Inc. (IT Services)	252	22,970
Tractor Supply Co. (Specialty Retail)	180	16,540
TransDigm Group, Inc.* (Aerospace & Defense)	72	23,778
TripAdvisor, Inc.* (Interactive Media & Services)	144	7,508
Twenty-First Century Fox, Inc. - Class A (Entertainment)	1,566	71,284
Twenty-First Century Fox, Inc. - Class B (Entertainment)	720	32,530
Twitter, Inc.* (Interactive Media & Services)	1,062	36,905
Tyson Foods, Inc. - Class A (Food Products)	432	25,885
U.S. Bancorp (Banks)	2,268	118,548
UDR, Inc. (Equity Real Estate Investment Trusts)	396	15,519
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	90	24,707
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	270	5,970
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	288	5,711
Union Pacific Corp. (Road & Rail)	1,098	160,549
United Continental Holdings, Inc.* (Airlines)	342	29,244
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,026	109,311
United Rentals, Inc.* (Trading Companies & Distributors)	126	15,129
United Technologies Corp. (Aerospace & Defense)	1,116	138,617
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,422	371,640
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	126	15,317
Unum Group (Insurance)	324	11,748
V.F. Corp. (Textiles, Apparel & Luxury Goods)	486	40,280
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	630	57,387
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	144	17,189
Ventas, Inc. (Equity Real Estate Investment Trusts)	522	30,297
VeriSign, Inc.* (IT Services)	162	23,091
Verisk Analytics, Inc.* - Class A (Professional Services)	252	30,200
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,120	349,391
Vertex Pharmaceuticals, Inc.* (Biotechnology)	378	64,056
Viacom, Inc. - Class B (Entertainment)	522	16,694
Visa, Inc. - Class A (IT Services)	2,628	362,269
Vornado Realty Trust (Equity Real Estate Investment Trusts)	252	17,156
Vulcan Materials Co. (Construction Materials)	198	20,026
W.W. Grainger, Inc. (Trading Companies & Distributors)	72	20,446
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,242	99,074
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,124	212,995
Waste Management, Inc. (Commercial Services & Supplies)	576	51,535
Waters Corp.* (Life Sciences Tools & Services)	108	20,487
WEC Energy Group, Inc. (Multi-Utilities)	468	32,011
WellCare Health Plans, Inc.* (Health Care Providers & Services)	72	19,871
Wells Fargo & Co. (Banks)	6,408	341,098
Welltower, Inc. (Equity Real Estate Investment Trusts)	558	36,867
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	432	18,606
WestRock Co. (Containers & Packaging)	378	16,243
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,116	29,719
Whirlpool Corp. (Household Durables)	90	9,878
Willis Towers Watson PLC (Insurance)	198	28,346
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	144	14,486
Xcel Energy, Inc. (Electric Utilities)	756	37,052
Xerox Corp. (Technology Hardware, Storage & Peripherals)	324	9,030

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	378	$32,270
Xylem, Inc. (Machinery)	270	17,707
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	468	42,312
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	306	34,759
Zions Bancorp (Banks)	288	13,550
Zoetis, Inc. (Pharmaceuticals)	720	64,908
TOTAL COMMON STOCKS (Cost $10,200,429)		33,909,111

	Principal Amount	Value
Repurchase Agreements(a)(b) (34.3%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $18,628,091	$18,627,000	$18,627,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,627,000)		18,627,000

TOTAL INVESTMENT SECURITIES (Cost $28,827,429) - 96.7%		52,536,111
Net other assets (liabilities) - 3.3%		1,771,028

NET ASSETS - 100.0%		$54,307,139

†                           Number of shares is less than 0.50.

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $889,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	98	12/24/18	$13,286,350	$(964,820)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/18	2.76%	$4,726,063	$104,476
S&P 500	UBS AG	11/27/18	2.71%	2,386,647	61,968
				$7,112,710	$166,444

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$886,494	1.6%
Air Freight & Logistics	223,190	0.4%
Airlines	150,116	0.3%
Auto Components	49,675	0.1%
Automobiles	136,114	0.3%
Banks	2,038,134	3.8%
Beverages	616,686	1.1%
Biotechnology	811,360	1.5%
Building Products	89,098	0.2%
Capital Markets	943,116	1.7%
Chemicals	652,182	1.2%
Commercial Services & Supplies	127,786	0.2%
Communications Equipment	385,428	0.7%
Construction & Engineering	29,729	0.1%
Construction Materials	35,441	0.1%
Consumer Finance	234,163	0.4%
Containers & Packaging	98,806	0.2%
Distributors	33,913	0.1%
Diversified Consumer Services	8,121	NM
Diversified Financial Services	600,481	1.1%
Diversified Telecommunication Services	708,057	1.3%
Electric Utilities	660,614	1.2%
Electrical Equipment	162,571	0.3%
Electronic Equipment, Instruments & Components	134,557	0.2%
Energy Equipment & Services	213,762	0.4%
Entertainment	708,348	1.3%
Equity Real Estate Investment Trusts	925,853	1.7%
Food & Staples Retailing	545,114	1.0%
Food Products	383,531	0.7%
Health Care Equipment & Supplies	1,061,756	2.0%
Health Care Providers & Services	1,182,918	2.2%
Health Care Technology	27,838	0.1%
Hotels, Restaurants & Leisure	588,691	1.1%
Household Durables	96,471	0.2%
Household Products	508,545	0.9%
Independent Power and Renewable Electricity Producers	30,457	0.1%
Industrial Conglomerates	493,940	0.9%
Insurance	782,837	1.4%
Interactive Media & Services	1,560,700	2.9%
Internet & Direct Marketing Retail	1,175,242	2.2%
IT Services	1,576,522	2.9%
Leisure Products	23,352	NM
Life Sciences Tools & Services	319,266	0.6%
Machinery	480,363	0.9%
Media	454,874	0.8%
Metals & Mining	77,111	0.1%
Multiline Retail	184,353	0.3%
Multi-Utilities	334,460	0.6%
Oil, Gas & Consumable Fuels	1,716,415	3.2%
Personal Products	51,557	0.1%
Pharmaceuticals	1,681,627	3.1%
Professional Services	100,337	0.2%
Real Estate Management & Development	18,856	NM
Road & Rail	341,695	0.6%
Semiconductors & Semiconductor Equipment	1,243,782	2.3%
Software	2,045,361	3.8%
Specialty Retail	785,876	1.4%
Technology Hardware, Storage & Peripherals	1,647,398	3.0%
Textiles, Apparel & Luxury Goods	258,009	0.5%
Tobacco	384,375	0.7%
Trading Companies & Distributors	57,784	0.1%
Water Utilities	23,903	NM
Other**	20,398,028	37.6%
Total	$54,307,139	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (75.0%)
Activision Blizzard, Inc. (Entertainment)	1,689	$116,625
Adient PLC (Auto Components)	193	5,871
Altria Group, Inc. (Tobacco)	4,180	271,867
Aptiv PLC (Auto Components)	587	45,081
Archer-Daniels-Midland Co. (Food Products)	1,240	58,590
Autoliv, Inc. (Auto Components)	193	16,085
B&G Foods, Inc. - Class A (Food Products)	145	3,776
BorgWarner, Inc. (Auto Components)	462	18,207
Brown-Forman Corp. - Class B (Beverages)	374	17,331
Brunswick Corp. (Leisure Products)	192	9,982
Bunge, Ltd. (Food Products)	313	19,343
Campbell Soup Co. (Food Products)	428	16,011
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	105	10,078
Church & Dwight Co., Inc. (Household Products)	542	32,179
Colgate-Palmolive Co. (Household Products)	1,924	114,574
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	67	6,049
ConAgra Foods, Inc. (Food Products)	1,040	37,024
Constellation Brands, Inc. - Class A (Beverages)	373	74,313
Coty, Inc. (Personal Products)	997	10,518
D.R. Horton, Inc. (Household Durables)	762	27,402
Dana Holding Corp. (Auto Components)	321	4,998
Darling Ingredients, Inc.* (Food Products)	366	7,562
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	67	8,520
Delphi Technologies PLC (Auto Components)	197	4,224
Edgewell Personal Care Co.* (Personal Products)	120	5,758
Electronic Arts, Inc.* (Entertainment)	674	61,321
Energizer Holdings, Inc. (Household Products)	132	7,758
Flowers Foods, Inc. (Food Products)	406	7,840
Ford Motor Co. (Automobiles)	8,677	82,865
Garrett Motion, Inc.* (Auto Components)	166	2,518
General Mills, Inc. (Food Products)	1,319	57,772
General Motors Co. (Automobiles)	2,909	106,441
Gentex Corp. (Auto Components)	595	12,525
Genuine Parts Co. (Distributors)	325	31,824
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	798	13,694
Harley-Davidson, Inc. (Automobiles)	370	14,141
Hasbro, Inc. (Leisure Products)	259	23,753
Helen of Troy, Ltd.* (Household Durables)	55	6,827
Herbalife, Ltd.* (Personal Products)	235	12,516
Herman Miller, Inc. (Commercial Services & Supplies)	132	4,349
HNI Corp. (Commercial Services & Supplies)	95	3,600
Hormel Foods Corp. (Food Products)	601	26,228
Ingredion, Inc. (Food Products)	156	15,784
Jefferies Financial Group, Inc. (Diversified Financial Services)	643	13,805
Kellogg Co. (Food Products)	562	36,800
Keurig Dr Pepper, Inc. (Beverages)	399	10,374
Kimberly-Clark Corp. (Household Products)	771	80,415
Lamb Weston Holding, Inc. (Food Products)	324	25,324
Lancaster Colony Corp. (Food Products)	41	7,027
Lear Corp. (Auto Components)	144	19,137
Leggett & Platt, Inc. (Household Durables)	287	10,421
Lennar Corp. - Class A (Household Durables)	647	27,808
Lennar Corp. - Class B (Household Durables)	33	1,180
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	241	33,916
Mattel, Inc.* (Leisure Products)	764	10,375
McCormick & Co., Inc. (Food Products)	268	38,592
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	331	18,341
Mohawk Industries, Inc.* (Household Durables)	140	17,462
Molson Coors Brewing Co. - Class B (Beverages)	413	26,432
Mondelez International, Inc. - Class A (Food Products)	3,250	136,434
Monster Beverage Corp.* (Beverages)	883	46,667
National Beverage Corp.* (Beverages)	25	2,311
Newell Rubbermaid, Inc. (Household Durables)	964	15,308
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,839	213,038
Nu Skin Enterprises, Inc. - Class A (Personal Products)	123	8,637
NVR, Inc.* (Household Durables)	7	15,673
PepsiCo, Inc. (Beverages)	3,133	352,087
Performance Food Group Co.* (Food & Staples Retailing)	234	6,861
Philip Morris International, Inc. (Tobacco)	3,445	303,401
Pilgrim’s Pride Corp.* (Food Products)	117	2,066
Polaris Industries, Inc. (Leisure Products)	130	11,567
Pool Corp. (Distributors)	88	12,826
Post Holdings, Inc.* (Food Products)	147	12,998
PulteGroup, Inc. (Household Durables)	579	14,226
PVH Corp. (Textiles, Apparel & Luxury Goods)	172	20,776
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	123	15,942
Seaboard Corp. (Food Products)	1	3,865
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	301	8,600
Spectrum Brands Holdings, Inc. (Household Products)	102	6,625
Stanley Black & Decker, Inc. (Machinery)	338	39,384
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	178	5,566
Take-Two Interactive Software, Inc.* (Entertainment)	253	32,604
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	639	27,036
Tempur Sealy International, Inc.* (Household Durables)	103	4,760
Tenneco, Inc. (Auto Components)	115	3,959
Tesla Motors, Inc.* (Automobiles)	300	101,196
The Clorox Co. (Household Products)	282	41,863
The Coca-Cola Co. (Beverages)	8,484	406,214
The Estee Lauder Cos., Inc. - Class A (Personal Products)	498	68,445
The Goodyear Tire & Rubber Co. (Auto Components)	525	11,057
The Hain Celestial Group, Inc.* (Food Products)	198	4,926
The Hershey Co. (Food Products)	311	33,324

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The JM Smucker Co. - Class A (Food Products)	253	$27,405
The Kraft Heinz Co. (Food Products)	1,377	75,693
The Procter & Gamble Co. (Household Products)	5,516	489,159
Thor Industries, Inc. (Automobiles)	112	7,800
Toll Brothers, Inc. (Household Durables)	302	10,165
TreeHouse Foods, Inc.* (Food Products)	125	5,695
Tupperware Brands Corp. (Household Durables)	112	3,931
Tyson Foods, Inc. - Class A (Food Products)	655	39,248
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	411	9,087
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	425	8,428
US Foods Holding Corp.* (Food & Staples Retailing)	479	13,972
V.F. Corp. (Textiles, Apparel & Luxury Goods)	720	59,674
Veoneer, Inc.* (Auto Components)	193	6,481
Visteon Corp.* (Auto Components)	65	5,138
WABCO Holdings, Inc.* (Machinery)	118	12,679
Whirlpool Corp. (Household Durables)	142	15,586
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	210	7,386
TOTAL COMMON STOCKS (Cost $2,917,588)		4,598,902

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $1,355,079	$1,355,000	$1,355,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,355,000)		1,355,000

TOTAL INVESTMENT SECURITIES (Cost $4,272,588) - 97.1%		5,953,902
Net other assets (liabilities) - 2.9%		180,893

NET ASSETS - 100.0%		$6,134,795

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $988,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/23/18	2.71%	$2,260,441	$25,773
Dow Jones U.S. Consumer Goods Index	UBS AG	11/23/18	2.56%	2,316,038	30,998
				$4,576,479	$56,771

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Auto Components	$155,281	2.5%
Automobiles	312,443	5.1%
Beverages	935,729	15.3%
Commercial Services & Supplies	7,949	0.1%
Distributors	44,650	0.7%
Diversified Financial Services	13,805	0.2%
Entertainment	210,550	3.4%
Food & Staples Retailing	20,833	0.3%
Food Products	699,328	11.5%
Household Durables	170,749	2.8%
Household Products	772,573	12.7%
Leisure Products	55,677	0.9%
Machinery	52,063	0.8%
Personal Products	105,874	1.7%
Textiles, Apparel & Luxury Goods	466,130	7.6%
Tobacco	575,268	9.4%
Other**	1,535,893	25.0%
Total	$6,134,795	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (75.7%)
Aaron’s, Inc. (Specialty Retail)	1,449	$68,291
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,281	64,857
Advance Auto Parts, Inc. (Specialty Retail)	1,560	249,226
Alaska Air Group, Inc. (Airlines)	2,593	159,262
Allegiant Travel Co. (Airlines)	291	33,215
Altice USA, Inc. (Media)	2,507	40,889
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	8,698	13,899,490
AMC Networks, Inc.* - Class A (Media)	950	55,651
AMERCO (Road & Rail)	174	56,807
American Airlines Group, Inc. (Airlines)	8,702	305,266
American Eagle Outfitters, Inc. (Specialty Retail)	3,585	82,670
AmerisourceBergen Corp. (Health Care Providers & Services)	3,393	298,584
Aramark (Hotels, Restaurants & Leisure)	5,234	188,005
AutoNation, Inc.* (Specialty Retail)	1,226	49,628
AutoZone, Inc.* (Specialty Retail)	560	410,743
Avis Budget Group, Inc.* (Road & Rail)	1,388	39,031
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,424	39,744
Bed Bath & Beyond, Inc. (Specialty Retail)	2,981	40,959
Best Buy Co., Inc. (Specialty Retail)	5,156	361,745
Big Lots, Inc. (Multiline Retail)	834	34,628
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,981	39,521
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	997	1,868,956
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,715	45,550
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	1,250	143,638
Brinker International, Inc. (Hotels, Restaurants & Leisure)	845	36,631
Burlington Stores, Inc.* (Specialty Retail)	1,413	242,315
Cable One, Inc. (Media)	113	101,219
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	12,771	109,703
Cardinal Health, Inc. (Health Care Providers & Services)	6,527	330,266
CarMax, Inc.* (Specialty Retail)	3,726	253,033
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	8,552	479,254
Casey’s General Stores, Inc. (Food & Staples Retailing)	792	99,879
CBS Corp. - Class B (Media)	7,161	410,683
Charter Communications, Inc.* - Class A (Media)	3,771	1,208,115
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	515	237,070
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	745	54,683
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	272	67,894
Cinemark Holdings, Inc. (Entertainment)	2,253	93,657
Comcast Corp. - Class A (Media)	96,579	3,683,523
Copart, Inc.* (Commercial Services & Supplies)	4,317	211,145
Costco Wholesale Corp. (Food & Staples Retailing)	9,313	2,129,231
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	504	79,975

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	2,614	$278,522
Delta Air Lines, Inc. (Airlines)	13,315	728,731
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,616	57,158
Dillard’s, Inc. - Class A (Multiline Retail)	396	27,886
Discovery Communications, Inc.* - Class A (Media)	3,305	107,049
Discovery Communications, Inc.* - Class C (Media)	7,600	222,756
Dish Network Corp.* - Class A (Media)	4,837	148,689
Dollar General Corp. (Multiline Retail)	5,626	626,624
Dollar Tree, Inc.* (Multiline Retail)	5,038	424,703
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	869	233,579
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,782	129,302
Expedia, Inc. (Internet & Direct Marketing Retail)	2,539	318,467
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	4,007	65,234
Five Below, Inc.* (Specialty Retail)	1,185	134,877
Floor & Decor Holdings, Inc.* (Specialty Retail)	1,229	31,438
Foot Locker, Inc. (Specialty Retail)	2,494	117,567
frontdoor, Inc.* - Class A (Diversified Consumer Services)	1,393	47,432
GCI Liberty, Inc.* (Media)	2,093	99,062
Graham Holdings Co. - Class B (Diversified Consumer Services)	100	58,105
Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,014	126,446
Groupon, Inc.* (Internet & Direct Marketing Retail)	8,688	28,410
H & R Block, Inc. (Diversified Consumer Services)	4,343	115,263
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	2,038	54,761
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	6,327	450,293
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	901	62,349
IHS Markit, Ltd.* (Professional Services)	7,576	397,967
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	579	45,700
JetBlue Airways Corp.* (Airlines)	6,619	110,736
John Wiley & Sons, Inc. - Class A (Media)	952	51,636
KAR Auction Services, Inc. (Commercial Services & Supplies)	2,847	162,108
Kohl’s Corp. (Multiline Retail)	3,544	268,387
L Brands, Inc. (Specialty Retail)	4,819	156,232
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	7,844	400,279
Liberty Broadband Corp.* - Class A (Media)	557	46,114
Liberty Broadband Corp.* - Class C (Media)	3,222	267,200
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	1,156	50,194
Liberty Global PLC* - Class A (Media)	4,367	111,926
Liberty Global PLC* - Class C (Media)	12,636	316,405
Liberty Latin America, Ltd.* - Class A (Media)	898	16,146
Liberty Latin America, Ltd.* - Class C (Media)	2,366	42,612

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Media Group* - Class A (Entertainment)	542	$17,176
Liberty Media Group* - Class C (Entertainment)	4,281	141,615
Liberty SiriusXM Group* - Class A (Media)	1,769	72,954
Liberty SiriusXM Group* - Class C (Media)	3,477	143,496
Lions Gate Entertainment Corp. - Class A (Entertainment)	1,167	22,360
Lions Gate Entertainment Corp. - Class B (Entertainment)	2,236	39,778
Lithia Motors, Inc. - Class A (Specialty Retail)	486	43,293
Live Nation Entertainment, Inc.* (Entertainment)	2,932	153,344
LiveRamp Holdings, Inc.* (IT Services)	1,638	74,824
LKQ Corp.* (Distributors)	6,738	183,745
Lowe’s Cos., Inc. (Specialty Retail)	17,205	1,638,259
Macy’s, Inc. (Multiline Retail)	6,485	222,371
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	6,095	712,461
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	848	75,040
McDonald’s Corp. (Hotels, Restaurants & Leisure)	16,445	2,909,120
Meredith Corp. (Media)	864	44,548
MGM Resorts International (Hotels, Restaurants & Leisure)	10,837	289,131
Murphy USA, Inc.* (Specialty Retail)	639	51,523
National Vision Holdings, Inc.* (Specialty Retail)	1,016	42,093
Netflix, Inc.* (Entertainment)	9,243	2,789,353
News Corp. - Class A (Media)	8,141	107,380
News Corp. - Class B (Media)	2,608	34,791
Nexstar Broadcasting Group, Inc. - Class A (Media)	953	71,370
Nordstrom, Inc. (Multiline Retail)	2,442	160,610
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	4,303	189,633
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,086	100,889
Omnicom Group, Inc. (Media)	4,773	354,729
O’Reilly Automotive, Inc.* (Specialty Retail)	1,708	547,841
Penske Automotive Group, Inc. (Specialty Retail)	789	35,016
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	1,882	92,387
Qurate Retail Group, Inc.* - Class A (Internet & Direct Marketing Retail)	9,492	208,254
Rite Aid Corp.* (Food & Staples Retailing)	22,609	27,131
Rollins, Inc. (Commercial Services & Supplies)	2,067	122,366
Ross Stores, Inc. (Specialty Retail)	7,985	790,515
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	3,650	382,265
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,525	44,970
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,165	25,933
Service Corp. International (Diversified Consumer Services)	3,812	158,083
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	2,876	123,323
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	720	36,000

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Signet Jewelers, Ltd. (Specialty Retail)	1,098	$61,543
Sinclair Broadcast Group, Inc. - Class A (Media)	1,618	46,340
Sirius XM Holdings, Inc. (Media)	27,575	166,002
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,500	80,790
Sotheby’s* - Class A (Diversified Consumer Services)	793	33,306
Southwest Airlines Co. (Airlines)	10,944	537,350
Spirit Airlines, Inc.* (Airlines)	1,427	74,061
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,683	72,146
Starbucks Corp. (Hotels, Restaurants & Leisure)	28,573	1,664,948
Sysco Corp. (Food & Staples Retailing)	10,131	722,644
Target Corp. (Multiline Retail)	11,144	931,974
TEGNA, Inc. (Media)	4,565	52,680
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,430	86,458
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	876	42,346
The Dun & Bradstreet Corp. (Professional Services)	804	114,393
The Gap, Inc. (Specialty Retail)	4,604	125,689
The Home Depot, Inc. (Specialty Retail)	24,243	4,263,858
The Interpublic Group of Cos., Inc. (Media)	8,150	188,754
The Kroger Co. (Food & Staples Retailing)	16,878	502,289
The Madison Square Garden Co.* - Class A (Entertainment)	350	96,817
The Michaels Cos., Inc.* (Specialty Retail)	2,056	32,588
The New York Times Co. - Class A (Media)	3,003	79,279
The TJX Cos., Inc. (Specialty Retail)	13,268	1,457,888
The Walt Disney Co. (Entertainment)	31,509	3,618,179
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,969	68,426
Tiffany & Co. (Specialty Retail)	2,313	257,437
Tractor Supply Co. (Specialty Retail)	2,563	235,514
Tribune Media Co. - Class A (Media)	1,709	64,959
TripAdvisor, Inc.* (Interactive Media & Services)	2,161	112,675
Twenty-First Century Fox, Inc. - Class A (Entertainment)	22,318	1,015,915
Twenty-First Century Fox, Inc. - Class B (Entertainment)	10,334	466,890
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,209	331,895
United Continental Holdings, Inc.* (Airlines)	4,835	413,441
Urban Outfitters, Inc.* (Specialty Retail)	1,610	63,531
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	834	209,601
Viacom, Inc. - Class A (Entertainment)	203	7,180
Viacom, Inc. - Class B (Entertainment)	7,501	239,882
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	17,861	1,424,772
Wal-Mart Stores, Inc. (Food & Staples Retailing)	30,405	3,049,014
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	1,275	140,620
Weight Watchers International, Inc.* (Diversified Consumer Services)	838	55,392
Williams-Sonoma, Inc. (Specialty Retail)	1,708	101,421
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,095	75,169

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,107	$103,854
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	2,058	207,035
Yelp, Inc.* (Interactive Media & Services)	1,627	69,668
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6,721	607,645
TOTAL COMMON STOCKS (Cost $53,720,000)		73,197,205

	Principal Amount	Value
Repurchase Agreements(a)(b) (27.4%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $26,438,549	$26,437,000	$26,437,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,437,000)		26,437,000

TOTAL INVESTMENT SECURITIES (Cost $80,157,000) - 103.1%		99,634,205
Net other assets (liabilities) - (3.1)%		(3,026,589)

NET ASSETS - 100.0%		$96,607,616

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $10,988,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/23/18	2.71%	$35,605,894	$(777,605)
Dow Jones U.S. Consumer Services Index	UBS AG	11/23/18	2.56%	36,209,042	(916,238)
				$71,814,936	$(1,693,843)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Airlines	$2,362,061	2.4%
Commercial Services & Supplies	495,619	0.5%
Distributors	183,745	0.2%
Diversified Consumer Services	925,845	1.0%
Entertainment	8,702,146	9.0%
Food & Staples Retailing	8,027,106	8.3%
Health Care Providers & Services	628,850	0.7%
Hotels, Restaurants & Leisure	10,880,547	11.3%
Interactive Media & Services	182,343	0.2%
Internet & Direct Marketing Retail	16,550,392	17.0%
IT Services	74,824	0.1%
Media	8,356,957	8.7%
Multiline Retail	2,798,072	2.9%
Professional Services	512,360	0.5%
Road & Rail	95,838	0.1%
Specialty Retail	12,380,756	12.8%
Trading Companies & Distributors	39,744	NM
Other**	23,410,411	24.3%
Total	$96,607,616	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (101.7%)
ArcelorMittalNYS - Class A (Metals & Mining)	2,160	$53,762
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	540	93,074
AstraZeneca PLCADR (Pharmaceuticals)	3,000	116,340
Banco Bilbao VizcayaADR (Banks)	9,690	53,004
Banco Santander S.A.ADR (Banks)	17,010	81,308
Barclays PLCADR (Banks)	7,260	63,815
BP PLCADR (Oil, Gas & Consumable Fuels)	2,910	126,207
British American Tobacco PLCADR (Tobacco)	1,890	82,026
CRH PLCADR (Construction Materials)	1,890	56,284
Criteo S.A.*ADR (Media)	1,620	36,482
Equinor ASAADR (Oil, Gas & Consumable Fuels)	4,350	111,795
EricssonADR (Communications Equipment)	9,690	83,915
GlaxoSmithKline PLCADR (Pharmaceuticals)	2,820	110,149
HSBC Holdings PLCADR (Banks)	3,330	136,830
ING Groep N.V.ADR (Banks)	5,010	59,168
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	1,800	67,014
Lloyds Banking Group PLCADR (Banks)	24,330	69,827
National Grid PLCADR (Multi-Utilities)	1,200	64,200
Nokia Corp.ADR (Communications Equipment)	13,620	76,544
Rio Tinto PLCADR (Metals & Mining)	2,070	102,030
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	3,210	202,840
Ryanair Holdings PLC*ADR (Airlines)	540	44,712
S.A.P. SEADR (Software)	1,050	112,623
SanofiADR (Pharmaceuticals)	2,610	116,719
Telefonica S.A.ADR (Diversified Telecommunication Services)	7,860	64,531
Tenaris S.A.ADR (Energy Equipment & Services)	1,980	57,876
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	2,280	133,609
Trivago N.V.*ADR (Interactive Media & Services)	7,500	52,800
Unilever N.V.NYS (Personal Products)	2,220	119,392
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,150	59,630
TOTAL COMMON STOCKS (Cost $1,678,166)		2,608,506

TOTAL INVESTMENT SECURITIES (Cost $1,678,166) - 101.7%		2,608,506
Net other assets (liabilities) - (1.7)%		(43,443)

NET ASSETS - 100.0%		$2,565,063

*                           Non-income producing security.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Airlines	$44,712	1.7%
Banks	463,952	18.1%
Communications Equipment	160,460	6.3%
Construction Materials	56,284	2.2%
Diversified Telecommunication Services	64,531	2.5%
Energy Equipment & Services	57,875	2.3%
Health Care Equipment & Supplies	67,014	2.6%
Interactive Media & Services	52,800	2.1%
Media	36,482	1.4%
Metals & Mining	155,793	6.1%
Multi-Utilities	64,200	2.5%
Oil, Gas & Consumable Fuels	574,450	22.3%
Personal Products	119,392	4.7%
Pharmaceuticals	343,208	13.4%
Semiconductors & Semiconductor Equipment	93,074	3.6%
Software	112,623	4.4%
Tobacco	82,026	3.2%
Wireless Telecommunication Services	59,630	2.3%
Other**	(43,443)	(1.7)%
Total	$2,565,063	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2018:

	Value	% of Net Assets
Finland	$76,544	3.0%
France	286,810	11.2%
Germany	165,423	6.4%
Ireland	100,996	3.9%
Luxembourg	111,638	4.4%
Netherlands	422,096	16.4%
Norway	111,795	4.4%
Spain	198,843	7.8%
Sweden	83,915	3.3%
United Kingdom	1,050,446	40.9%
Other**	(43,443)	(1.7)%
Total	$2,565,063	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.4%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $6,722,394	$6,722,000	$6,722,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,722,000)		6,722,000

TOTAL INVESTMENT SECURITIES (Cost $6,722,000) - 100.4%		6,722,000
Net other assets (liabilities) - (0.4)%		(24,411)

NET ASSETS - 100.0%		$6,697,589

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $244,000.

See accompanying notes to schedules of portfolio investments.

As of October 31, 2018, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$318,446	British pound	249,546	11/9/18	$319,046	$(600)
U.S. dollar	252,399	Canadian dollar	330,719	11/9/18	251,290	1,109
U.S. dollar	1,572,781	Euro	1,382,310	11/9/18	1,566,448	6,333
U.S. dollar	363,500	Japanese yen	41,014,449	11/9/18	363,777	(277)
U.S. dollar	118,254	Swedish krona	1,080,953	11/9/18	118,275	(21)
U.S. dollar	97,012	Swiss franc	97,286	11/9/18	96,717	295
Total Short Contracts	$2,722,392				$2,715,553	$6,839

Long:
British pound	336,362	U.S. dollar	$443,541	11/9/18	$430,040	$(13,501)
Canadian dollar	462,381	U.S. dollar	355,669	11/9/18	351,330	(4,339)
Euro	1,943,171	U.S. dollar	2,243,835	11/9/18	2,202,021	(41,814)
Japanese yen	54,132,057	U.S. dollar	482,087	11/9/18	480,124	(1,963)
Swedish krona	1,436,797	U.S. dollar	158,035	11/9/18	157,211	(824)
Swiss franc	132,571	U.S. dollar	134,127	11/9/18	131,797	(2,330)
Total Long Contracts			$3,817,294		$3,752,523	$(64,771)

As of October 31, 2018, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$824,194	British pound	635,175	11/9/18	$812,075	$12,119
U.S. dollar	640,693	Canadian dollar	837,514	11/9/18	636,366	4,327
U.S. dollar	4,036,135	Euro	3,521,010	11/9/18	3,990,043	46,092
U.S. dollar	966,888	Japanese yen	108,508,147	11/9/18	962,412	4,476
U.S. dollar	291,251	Swedish krona	2,635,452	11/9/18	288,365	2,886
U.S. dollar	253,973	Swiss franc	252,924	11/9/18	251,446	2,527
Total Short Contracts	$7,013,134				$6,940,707	$72,427

Long:
British pound	1,164,925	U.S. dollar	$1,515,610	11/9/18	$1,489,362	$(26,248)
Canadian dollar	1,491,997	U.S. dollar	1,144,901	11/9/18	1,133,661	(11,240)
Euro	6,301,705	U.S. dollar	7,236,796	11/9/18	7,141,155	(95,641)
Japanese yen	196,475,105	U.S. dollar	1,751,504	11/9/18	1,742,633	(8,871)
Swedish krona	4,814,027	U.S. dollar	533,945	11/9/18	526,740	(7,205)
Swiss franc	455,608	U.S. dollar	458,330	11/9/18	452,947	(5,383)
Total Long Contracts			$12,641,086		$12,486,498	$(154,588)

		Total unrealized appreciation				$80,164
		Total unrealized (depreciation)				(220,257)
		Total net unrealized appreciation/(depreciation)				$(140,093)

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (70.5%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	108	$3,007
Affiliated Managers Group, Inc. (Capital Markets)	83	9,434
Aflac, Inc. (Insurance)	971	41,821
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	613	10,935
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	127	15,523
Alleghany Corp. (Insurance)	23	13,816
Ally Financial, Inc. (Consumer Finance)	545	13,848
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	176	6,954
American Express Co. (Consumer Finance)	893	91,738
American Financial Group, Inc. (Insurance)	91	9,103
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	325	6,848
American International Group, Inc. (Insurance)	1,140	47,071
American Tower Corp. (Equity Real Estate Investment Trusts)	555	86,474
Ameriprise Financial, Inc. (Capital Markets)	184	23,412
AmTrust Financial Services, Inc. (Insurance)	118	1,692
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	1,663	16,413
Aon PLC (Insurance)	303	47,323
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	208	8,952
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	281	4,544
Arch Capital Group, Ltd.* (Insurance)	519	14,724
Arthur J. Gallagher & Co. (Insurance)	228	16,874
Aspen Insurance Holdings, Ltd. (Insurance)	93	3,895
Associated Banc-Corp. (Banks)	212	4,914
Assurant, Inc. (Insurance)	82	7,971
Assured Guaranty, Ltd. (Insurance)	131	5,237
Athene Holding, Ltd.* (Insurance)	160	7,315
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	178	31,217
AXA Equitable Holdings, Inc. (Diversified Financial Services)	172	3,490
Axis Capital Holdings, Ltd. (Insurance)	111	6,193
BancorpSouth Bank (Banks)	121	3,473
Bank of America Corp. (Banks)	11,825	325,187
Bank of Hawaii Corp. (Banks)	66	5,177
Bank OZK (Banks)	151	4,131
BankUnited, Inc. (Banks)	126	4,171
BB&T Corp. (Banks)	981	48,226
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,474	507,862
BGC Partners, Inc. - Class A (Capital Markets)	343	3,632
BlackRock, Inc. - Class A (Capital Markets)	154	63,359
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	147	4,960
BOK Financial Corp. (Banks)	48	4,115
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	203	24,514
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	222	3,121
Brighthouse Financial, Inc.* (Insurance)	149	5,905
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	378	6,124
Brown & Brown, Inc. (Insurance)	286	8,059
Camden Property Trust (Equity Real Estate Investment Trusts)	126	11,374
Capital One Financial Corp. (Consumer Finance)	614	54,830
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	178	2,209
Cathay General Bancorp, Inc. (Banks)	102	3,842
CBOE Holdings, Inc. (Capital Markets)	137	15,460
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	398	16,036
Chemical Financial Corp. (Banks)	92	4,311
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	235	4,371
Chubb, Ltd. (Insurance)	590	73,698
Cincinnati Financial Corp. (Insurance)	198	15,571
CIT Group, Inc. (Banks)	139	6,586
Citigroup, Inc. (Banks)	3,207	209,930
Citizens Financial Group, Inc. (Banks)	610	22,784
CME Group, Inc. (Capital Markets)	437	80,077
CNA Financial Corp. (Insurance)	42	1,822
CNO Financial Group, Inc. (Insurance)	219	4,139
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	632	3,710
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	146	3,278
Comerica, Inc. (Banks)	211	17,209
Commerce Bancshares, Inc. (Banks)	129	8,204
Corecivic, Inc. (Equity Real Estate Investment Trusts)	147	3,302
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	57	5,350
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	123	3,178
CoStar Group, Inc.* (Professional Services)	57	20,601
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	542	4,504
Credit Acceptance Corp.* (Consumer Finance)	19	8,064
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	534	58,066
CubeSmart (Equity Real Estate Investment Trusts)	233	6,752
Cullen/Frost Bankers, Inc. (Banks)	100	9,792
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	137	7,293
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	268	2,801
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	265	27,364
Discover Financial Services (Consumer Finance)	440	30,655
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	214	7,745
Duke Realty Corp. (Equity Real Estate Investment Trusts)	463	12,765
E*TRADE Financial Corp. (Capital Markets)	329	16,259
East West Bancorp, Inc. (Banks)	188	9,859
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	56	5,364
Eaton Vance Corp. (Capital Markets)	146	6,577
Enstar Group, Ltd.* (Insurance)	24	4,358
EPR Properties (Equity Real Estate Investment Trusts)	97	6,668

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Equinix, Inc. (Equity Real Estate Investment Trusts)	105	$39,767
Equity Commonwealth (Equity Real Estate Investment Trusts)	152	4,527
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	120	11,363
Equity Residential (Equity Real Estate Investment Trusts)	461	29,947
Erie Indemnity Co. - Class A (Insurance)	31	4,020
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	134	5,282
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	84	21,066
Evercore Partners, Inc. - Class A (Capital Markets)	64	5,228
Everest Re Group, Ltd. (Insurance)	64	13,943
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	160	14,410
F.N.B. Corp. (Banks)	411	4,862
FactSet Research Systems, Inc. (Capital Markets)	60	13,426
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	96	11,909
Federated Investors, Inc. - Class B (Capital Markets)	130	3,207
Fifth Third Bancorp (Banks)	850	22,942
First American Financial Corp. (Insurance)	136	6,029
First Citizens BancShares, Inc. - Class A (Banks)	14	5,973
First Financial Bankshares, Inc. (Banks)	87	5,132
First Hawaiian, Inc. (Banks)	122	3,023
First Horizon National Corp. (Banks)	413	6,662
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	159	4,881
First Republic Bank (Banks)	215	19,563
FirstCash, Inc. (Consumer Finance)	69	5,548
FNF Group (Insurance)	353	11,808
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	341	8,580
Franklin Resources, Inc. (Capital Markets)	382	11,651
Fulton Financial Corp. (Banks)	218	3,490
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	257	8,658
Genworth Financial, Inc.* - Class A (Insurance)	630	2,696
Glacier Bancorp, Inc. (Banks)	113	4,791
Green Dot Corp.* - Class A (Consumer Finance)	74	5,605
Hancock Holding Co. (Banks)	114	4,783
Hartford Financial Services Group, Inc. (Insurance)	465	21,120
HCP, Inc. (Equity Real Estate Investment Trusts)	601	16,558
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	158	4,402
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	267	7,011
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	124	5,287
Home BancShares, Inc. (Banks)	213	4,056
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	219	5,611
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	949	18,135
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	207	6,272
Huntington Bancshares, Inc. (Banks)	1,401	20,076
IBERIABANK Corp. (Banks)	87	6,481
Interactive Brokers Group, Inc. - Class A (Capital Markets)	98	4,842
Intercontinental Exchange, Inc. (Capital Markets)	724	55,777
International Bancshares Corp. (Banks)	86	3,328
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	136	2,051
Invesco, Ltd. (Capital Markets)	527	11,441
Investors Bancorp, Inc. (Banks)	305	3,410
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	368	8,052
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	371	11,356
Janus Henderson Group PLC (Capital Markets)	206	5,061
JBG Smith Properties (Equity Real Estate Investment Trusts)	131	4,910
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	71	9,390
JPMorgan Chase & Co. (Banks)	4,279	466,496
Kemper Corp. (Insurance)	95	7,143
KeyCorp (Banks)	1,339	24,316
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	119	8,197
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	544	8,753
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	113	8,285
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	134	4,423
Lazard, Ltd. - Class A (Capital Markets)	165	6,557
Legg Mason, Inc. (Capital Markets)	114	3,217
Lexington Realty Trust (Equity Real Estate Investment Trusts)	276	2,145
Liberty Property Trust (Equity Real Estate Investment Trusts)	193	8,081
Life Storage, Inc. (Equity Real Estate Investment Trusts)	73	6,874
Lincoln National Corp. (Insurance)	281	16,913
Loews Corp. (Insurance)	358	16,668
LPL Financial Holdings, Inc. (Capital Markets)	119	7,330
M&T Bank Corp. (Banks)	187	30,932
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	122	2,477
Markel Corp.* (Insurance)	22	24,051
MarketAxess Holdings, Inc. (Capital Markets)	59	12,371
Marsh & McLennan Cos., Inc. (Insurance)	636	53,901
MasterCard, Inc. - Class A (IT Services)	1,158	228,902
MB Financial, Inc. (Banks)	112	4,972
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	456	6,776
Mercury General Corp. (Insurance)	42	2,491
MetLife, Inc. (Insurance)	1,268	52,229
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	567	3,929

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	470	$5,739
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	140	13,679
Moody’s Corp. (Capital Markets)	204	29,678
Morgan Stanley (Capital Markets)	1,690	77,165
Morningstar, Inc. (Capital Markets)	29	3,619
MSCI, Inc. - Class A (Capital Markets)	120	18,046
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	66	4,848
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	207	9,677
Navient Corp. (Consumer Finance)	292	3,381
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	436	7,796
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	633	6,064
Northern Trust Corp. (Capital Markets)	292	27,468
Old Republic International Corp. (Insurance)	368	8,114
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	256	8,538
Onemain Holdings, Inc.* (Consumer Finance)	98	2,795
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	179	3,172
PacWest Bancorp (Banks)	153	6,215
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	266	3,801
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	257	7,471
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	89	3,000
People’s United Financial, Inc. (Banks)	485	7,595
Physicians Realty Trust (Equity Real Estate Investment Trusts)	227	3,764
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	162	2,919
Pinnacle Financial Partners, Inc. (Banks)	95	4,969
PNC Financial Services Group, Inc. (Banks)	592	76,066
Popular, Inc. (Banks)	122	6,345
Potlatch Corp. (Equity Real Estate Investment Trusts)	93	3,371
PRA Group, Inc.* (Consumer Finance)	71	2,190
Primerica, Inc. (Insurance)	67	7,353
Principal Financial Group, Inc. (Insurance)	337	15,863
ProAssurance Corp. (Insurance)	84	3,689
Prologis, Inc. (Equity Real Estate Investment Trusts)	793	51,124
Prosperity Bancshares, Inc. (Banks)	85	5,528
Prudential Financial, Inc. (Insurance)	537	50,360
Public Storage (Equity Real Estate Investment Trusts)	196	40,271
Radian Group, Inc. (Thrifts & Mortgage Finance)	276	5,296
Raymond James Financial, Inc. (Capital Markets)	167	12,807
Rayonier, Inc. (Equity Real Estate Investment Trusts)	164	4,953
Realogy Holdings Corp. (Real Estate Management & Development)	156	2,975
Realty Income Corp. (Equity Real Estate Investment Trusts)	377	22,722
Regency Centers Corp. (Equity Real Estate Investment Trusts)	208	13,179
Regions Financial Corp. (Banks)	1,398	23,724
Reinsurance Group of America, Inc. (Insurance)	99	14,095
RenaissanceRe Holdings, Ltd. (Insurance)	63	7,696
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	286	3,509
RLI Corp. (Insurance)	61	4,510
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	217	4,218
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	80	6,207
S&P Global, Inc. (Capital Markets)	317	57,795
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	221	4,785
Santander Consumer USA Holdings, Inc. (Consumer Finance)	143	2,681
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	141	22,866
SEI Investments Co. (Capital Markets)	168	8,980
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	295	4,741
Signature Bank (Banks)	86	9,451
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	388	71,205
SITE Centers Corp. (Equity Real Estate Investment Trusts)	190	2,362
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	116	10,586
SLM Corp.* (Consumer Finance)	547	5,547
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	536	4,192
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	341	7,407
State Street Corp. (Capital Markets)	478	32,863
Sterling Bancorp (Banks)	295	5,304
Stifel Financial Corp. (Capital Markets)	92	4,206
STORE Capital Corp. (Equity Real Estate Investment Trusts)	229	6,648
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	110	11,052
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	299	4,327
SunTrust Banks, Inc. (Banks)	586	36,719
SVB Financial Group* (Banks)	83	19,690
Synchrony Financial (Consumer Finance)	874	25,241
Synovus Financial Corp. (Banks)	145	5,446
T. Rowe Price Group, Inc. (Capital Markets)	304	29,485
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	128	2,849
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	95	5,226
TCF Financial Corp. (Banks)	205	4,280
TD Ameritrade Holding Corp. (Capital Markets)	349	18,050
Texas Capital Bancshares, Inc.* (Banks)	78	5,088
TFS Financial Corp. (Thrifts & Mortgage Finance)	83	1,221
The Allstate Corp. (Insurance)	446	42,691
The Bank of New York Mellon Corp. (Capital Markets)	1,170	55,376
The Charles Schwab Corp. (Capital Markets)	1,535	70,978

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	152	$3,361
The Goldman Sachs Group, Inc. (Capital Markets)	453	102,094
The Hanover Insurance Group, Inc. (Insurance)	66	7,351
The Howard Hughes Corp.* (Real Estate Management & Development)	61	6,803
The Macerich Co. (Equity Real Estate Investment Trusts)	127	6,556
The Nasdaq OMX Group, Inc. (Capital Markets)	142	12,313
The Progressive Corp. (Insurance)	739	51,508
The Travelers Cos., Inc. (Insurance)	342	42,794
Torchmark Corp. (Insurance)	124	10,498
Trustmark Corp. (Banks)	87	2,680
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	311	4,569
U.S. Bancorp (Banks)	1,954	102,136
UDR, Inc. (Equity Real Estate Investment Trusts)	342	13,403
UMB Financial Corp. (Banks)	70	4,470
Umpqua Holdings Corp. (Banks)	287	5,510
United Bankshares, Inc. (Banks)	124	4,113
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	217	4,153
Unum Group (Insurance)	284	10,298
Urban Edge Properties (Equity Real Estate Investment Trusts)	140	2,869
Valley National Bancorp (Banks)	423	4,222
Ventas, Inc. (Equity Real Estate Investment Trusts)	462	26,814
VEREIT, Inc. (Equity Real Estate Investment Trusts)	1,226	8,987
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	91	1,965
Visa, Inc. - Class A (IT Services)	2,261	311,679
Vornado Realty Trust (Equity Real Estate Investment Trusts)	213	14,501
Voya Financial, Inc. (Diversified Financial Services)	213	9,321
W.R. Berkley Corp. (Insurance)	131	9,943
Washington Federal, Inc. (Thrifts & Mortgage Finance)	111	3,126
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	104	2,898
Webster Financial Corp. (Banks)	125	7,355
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	148	4,162
Wells Fargo & Co. (Banks)	5,514	293,510
Welltower, Inc. (Equity Real Estate Investment Trusts)	467	30,855
Western Alliance Bancorp* (Banks)	133	6,416
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	955	25,432
White Mountains Insurance Group, Ltd. (Insurance)	5	4,433
Willis Towers Watson PLC (Insurance)	166	23,765
Wintrust Financial Corp. (Banks)	88	6,700
WP Carey, Inc. (Equity Real Estate Investment Trusts)	129	8,515
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	137	2,815
Zions Bancorp (Banks)	247	11,621
TOTAL COMMON STOCKS (Cost $2,268,047)		6,450,756

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.2%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $2,760,162	$2,760,000	$2,760,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,760,000)		2,760,000

TOTAL INVESTMENT SECURITIES (Cost $5,028,047) - 100.7%		9,210,756
Net other assets (liabilities) - (0.7)%		(68,031)

NET ASSETS - 100.0%		$9,142,725

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,564,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	11/23/18	2.71%	$2,990,370	$30,542
Dow Jones U.S. Financials Index	UBS AG	11/23/18	2.76%	4,285,110	40,020
				$7,275,480	$70,562

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Financials UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Banks	$2,002,352	21.8%
Capital Markets	919,241	10.1%
Consumer Finance	252,123	2.8%
Diversified Financial Services	520,673	5.7%
Equity Real Estate Investment Trusts	1,184,053	12.9%
Insurance	884,560	9.7%
IT Services	540,581	5.9%
Mortgage Real Estate Investment Trusts	62,431	0.7%
Professional Services	20,601	0.2%
Real Estate Management & Development	35,204	0.4%
Thrifts & Mortgage Finance	28,937	0.3%
Other**	2,691,969	29.5%
Total	$9,142,725	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (76.6%)
Abbott Laboratories (Health Care Equipment & Supplies)	29,327	$2,021,802
AbbVie, Inc. (Biotechnology)	25,353	1,973,731
ABIOMED, Inc.* (Health Care Equipment & Supplies)	722	246,346
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,511	62,707
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,625	31,655
Aetna, Inc. (Health Care Providers & Services)	5,471	1,085,446
Agilent Technologies, Inc. (Life Sciences Tools & Services)	5,368	347,793
Agios Pharmaceuticals, Inc.* (Biotechnology)	876	55,241
Akorn, Inc.* (Pharmaceuticals)	1,583	10,559
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,763	421,719
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,240	274,288
Alkermes PLC* (Biotechnology)	2,591	105,791
Allergan PLC (Pharmaceuticals)	5,372	848,830
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,528	122,897
Amgen, Inc. (Biotechnology)	10,857	2,093,121
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,258	23,210
Anthem, Inc. (Health Care Providers & Services)	4,390	1,209,752
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	752	42,563
Baxter International, Inc. (Health Care Equipment & Supplies)	8,325	520,396
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	4,483	1,033,331
Biogen, Inc.* (Biotechnology)	3,329	1,012,915
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,951	271,994
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	332	90,586
Bio-Techne Corp. (Life Sciences Tools & Services)	634	106,334
Bluebird Bio, Inc.* (Biotechnology)	922	105,753
Boston Scientific Corp.* (Health Care Equipment & Supplies)	23,141	836,316
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,310	1,380,247
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,160	28,219
Bruker Corp. (Life Sciences Tools & Services)	1,656	51,882
Cantel Medical Corp. (Health Care Equipment & Supplies)	617	48,836
Catalent, Inc.* (Pharmaceuticals)	2,463	99,357
Celgene Corp.* (Biotechnology)	11,802	845,023
Centene Corp.* (Health Care Providers & Services)	3,461	451,038
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	846	103,060
Chemed Corp. (Health Care Providers & Services)	198	60,257
Cigna Corp. (Health Care Providers & Services)	4,100	876,621
Clovis Oncology, Inc.* (Biotechnology)	903	10,502
CVS Health Corp. (Health Care Providers & Services)	17,035	1,233,164
Danaher Corp. (Health Care Equipment & Supplies)	10,299	1,023,721
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,156	145,185
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	3,757	130,105
DexCom, Inc.* (Health Care Equipment & Supplies)	1,512	200,748
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,512	518,371
Eli Lilly & Co. (Pharmaceuticals)	16,015	1,736,667
Encompass Health Corp. (Health Care Providers & Services)	1,642	110,507
Endo International PLC* (Pharmaceuticals)	3,303	55,953
Exact Sciences Corp.* (Biotechnology)	2,021	143,592
Exelixis, Inc.* (Biotechnology)	5,028	69,738
Express Scripts Holding Co.* (Health Care Providers & Services)	9,385	910,063
FibroGen, Inc.* (Biotechnology)	1,264	54,188
Gilead Sciences, Inc. (Biotechnology)	21,735	1,481,892
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,242	65,640
Haemonetics Corp.* (Health Care Equipment & Supplies)	891	93,083
HCA Holdings, Inc. (Health Care Providers & Services)	4,512	602,487
HealthEquity, Inc.* (Health Care Providers & Services)	922	84,640
Henry Schein, Inc.* (Health Care Providers & Services)	2,565	212,895
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,072	90,134
Hologic, Inc.* (Health Care Equipment & Supplies)	4,539	176,976
Horizon Pharma PLC* (Pharmaceuticals)	2,816	51,279
Humana, Inc. (Health Care Providers & Services)	2,291	734,059
ICU Medical, Inc.* (Health Care Equipment & Supplies)	204	51,965
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,491	316,271
Illumina, Inc.* (Life Sciences Tools & Services)	2,489	774,452
Immunomedics, Inc.* (Biotechnology)	2,679	60,358
Incyte Corp.* (Biotechnology)	2,937	190,376
Inogen, Inc.* (Health Care Equipment & Supplies)	215	40,758
Insulet Corp.* (Health Care Equipment & Supplies)	981	86,534
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,210	64,820
Intercept Pharmaceuticals, Inc.* (Biotechnology)	354	33,988
Intrexon Corp.* (Biotechnology)	1,217	14,069
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,910	995,454

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,460	$121,893
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,675	328,838
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	999	158,661
Johnson & Johnson (Pharmaceuticals)	44,920	6,288,350
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,679	269,563
LifePoint Health, Inc.* (Health Care Providers & Services)	646	41,900
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	345	56,859
LivaNova PLC* (Health Care Equipment & Supplies)	853	95,527
Loxo Oncology, Inc.* (Biotechnology)	430	65,644
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	102	19,468
Magellan Health, Inc.* (Health Care Providers & Services)	387	25,178
Mallinckrodt PLC* (Pharmaceuticals)	1,364	34,182
Masimo Corp.* (Health Care Equipment & Supplies)	761	87,972
McKesson Corp. (Health Care Providers & Services)	3,309	412,831
MEDNAX, Inc.* (Health Care Providers & Services)	1,575	65,032
Medtronic PLC (Health Care Equipment & Supplies)	22,572	2,027,416
Merck & Co., Inc. (Pharmaceuticals)	44,549	3,279,252
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	395	215,994
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,015	128,672
Mylan N.V.* (Pharmaceuticals)	8,641	270,031
Myriad Genetics, Inc.* (Biotechnology)	1,248	56,197
Nektar Therapeutics* (Pharmaceuticals)	2,888	111,708
Neogen Corp.* (Health Care Equipment & Supplies)	893	54,223
Neurocrine Biosciences, Inc.* (Biotechnology)	1,539	164,904
NuVasive, Inc.* (Health Care Equipment & Supplies)	888	49,879
OPKO Health, Inc.* (Biotechnology)	6,091	20,588
Patterson Cos., Inc. (Health Care Providers & Services)	1,356	30,618
Penumbra, Inc.* (Health Care Equipment & Supplies)	551	74,936
Perrigo Co. PLC (Pharmaceuticals)	2,144	150,723
Pfizer, Inc. (Pharmaceuticals)	98,076	4,223,153
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,068	21,029
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	968	93,770
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	892	32,255
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,277	214,288
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,294	438,977
ResMed, Inc. (Health Care Equipment & Supplies)	2,352	249,124
Sage Therapeutics, Inc.* (Biotechnology)	744	95,738
Sarepta Therapeutics, Inc.* (Biotechnology)	1,024	136,970
Seattle Genetics, Inc.* (Biotechnology)	1,819	102,100
STERIS PLC (Health Care Equipment & Supplies)	1,381	150,957
Stryker Corp. (Health Care Equipment & Supplies)	5,181	840,462
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,002	45,721
Teladoc, Inc.* (Health Care Technology)	1,196	82,931
Teleflex, Inc. (Health Care Equipment & Supplies)	734	176,703
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,361	35,019
TESARO, Inc.* (Biotechnology)	697	20,129
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	860	222,147
The Medicines Co.* (Pharmaceuticals)	1,063	24,725
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	6,743	1,575,503
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	751	36,386
United Therapeutics Corp.* (Biotechnology)	706	78,267
UnitedHealth Group, Inc. (Health Care Providers & Services)	16,096	4,206,690
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,400	170,184
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,552	185,262
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,250	720,205
Waters Corp.* (Life Sciences Tools & Services)	1,289	244,510
WellCare Health Plans, Inc.* (Health Care Providers & Services)	870	240,111
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,245	131,870
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	3,440	390,750
Zoetis, Inc. (Pharmaceuticals)	8,055	726,158
TOTAL COMMON STOCKS (Cost $55,469,522)		62,083,383

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.5%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $19,833,162	$19,832,000	$19,832,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,832,000)		19,832,000

TOTAL INVESTMENT SECURITIES (Cost $75,301,522) - 101.1%		81,915,383
Net other assets (liabilities) - (1.1)%		(886,831)

NET ASSETS - 100.0%		$81,028,552

See accompanying notes to schedules of portfolio investments.

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $7,741,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	11/23/18	2.71%	$29,811,175	$(608,738)
Dow Jones U.S. Health Care Index	UBS AG	11/23/18	2.56%	29,707,987	(649,624)
				$59,519,162	$(1,258,362)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Health Care UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Biotechnology	$11,253,897	13.9%
Health Care Equipment & Supplies	13,615,686	16.8%
Health Care Providers & Services	13,647,126	16.8%
Health Care Technology	82,931	0.1%
Life Sciences Tools & Services	3,978,443	4.9%
Pharmaceuticals	19,505,300	24.1%
Other**	18,945,169	23.4%
Total	$81,028,552	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (75.4%)
3M Co. (Industrial Conglomerates)	3,408	$648,407
A.O. Smith Corp. (Building Products)	882	40,157
Accenture PLC - Class A (IT Services)	3,721	586,503
Actuant Corp. - Class A (Machinery)	333	7,942
Acuity Brands, Inc. (Electrical Equipment)	124	15,579
ADT, Inc. (Commercial Services & Supplies)	664	5,139
AECOM Technology Corp.* (Construction & Engineering)	932	27,158
AGCO Corp. (Machinery)	350	19,614
Air Lease Corp. (Trading Companies & Distributors)	589	22,441
Allegion PLC (Building Products)	584	50,066
Alliance Data Systems Corp. (IT Services)	146	30,102
Allison Transmission Holdings, Inc. (Machinery)	661	29,137
AMETEK, Inc. (Electrical Equipment)	1,297	87,003
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,799	161,011
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	89	5,846
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	120	7,888
AptarGroup, Inc. (Containers & Packaging)	337	34,361
Arconic, Inc. (Aerospace & Defense)	2,489	50,601
Armstrong World Industries, Inc.* (Building Products)	305	18,834
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	560	37,918
ASGN, Inc.* (Professional Services)	307	20,594
Automatic Data Processing, Inc. (IT Services)	2,514	362,217
Avery Dennison Corp. (Containers & Packaging)	560	50,803
Avnet, Inc. (Electronic Equipment, Instruments & Components)	648	25,965
Axon Enterprise, Inc.* (Aerospace & Defense)	325	20,059
Ball Corp. (Containers & Packaging)	2,078	93,094
Barnes Group, Inc. (Machinery)	146	8,264
Belden, Inc. (Electronic Equipment, Instruments & Components)	126	6,810
Bemis Co., Inc. (Containers & Packaging)	571	26,135
Berry Plastics Group, Inc.* (Containers & Packaging)	842	36,728
Black Knight, Inc.* (IT Services)	874	42,625
Broadridge Financial Solutions, Inc. (IT Services)	650	76,011
BWX Technologies, Inc. (Aerospace & Defense)	598	34,959
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	863	76,833
Carlisle Cos., Inc. (Industrial Conglomerates)	330	31,875
Caterpillar, Inc. (Machinery)	3,577	433,961
Cintas Corp. (Commercial Services & Supplies)	556	101,120
Clean Harbors, Inc.* (Commercial Services & Supplies)	158	10,750
Cognex Corp. (Electronic Equipment, Instruments & Components)	967	41,426
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	75	9,236
Colfax Corp.* (Machinery)	588	16,482
Conduent, Inc.* (IT Services)	1,148	21,927
CoreLogic, Inc.* (IT Services)	540	21,935
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,824	154,127
Covanta Holding Corp. (Commercial Services & Supplies)	650	9,549
Crane Co. (Machinery)	157	13,665
Crown Holdings, Inc.* (Containers & Packaging)	853	36,073
CSX Corp. (Road & Rail)	4,842	333,420
Cummins, Inc. (Machinery)	899	122,884
Curtiss-Wright Corp. (Aerospace & Defense)	136	14,887
Deere & Co. (Machinery)	1,864	252,459
Deluxe Corp. (Commercial Services & Supplies)	147	6,940
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	344	23,671
Donaldson Co., Inc. (Machinery)	834	42,768
Dover Corp. (Machinery)	892	73,893
Dycom Industries, Inc.* (Construction & Engineering)	97	6,584
Eagle Materials, Inc. (Construction Materials)	148	10,928
Eaton Corp. PLC (Electrical Equipment)	2,500	179,175
EMCOR Group, Inc. (Construction & Engineering)	325	23,069
Emerson Electric Co. (Electrical Equipment)	3,683	250,002
EnerSys (Electrical Equipment)	130	10,344
Equifax, Inc. (Professional Services)	662	67,153
Esterline Technologies Corp.* (Aerospace & Defense)	82	9,624
Euronet Worldwide, Inc.* (IT Services)	158	17,566
Expeditors International of Washington, Inc. (Air Freight & Logistics)	974	65,433
Fastenal Co. (Trading Companies & Distributors)	1,757	90,327
FedEx Corp. (Air Freight & Logistics)	1,477	325,442
Fidelity National Information Services, Inc. (IT Services)	1,887	196,437
First Data Corp.* (IT Services)	3,339	62,573
Fiserv, Inc.* (IT Services)	2,412	191,272
FleetCor Technologies, Inc.* (IT Services)	563	112,617
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	862	39,919
Flowserve Corp. (Machinery)	840	38,556
Fluor Corp. (Construction & Engineering)	870	38,158
Fortive Corp. (Machinery)	1,821	135,209
Fortune Brands Home & Security, Inc. (Building Products)	875	39,226
FTI Consulting, Inc.* (Professional Services)	118	8,155
Gardner Denver Holdings, Inc.* (Machinery)	622	16,831

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gates Industrial Corp. PLC* (Machinery)	143	$2,152
GATX Corp. (Trading Companies & Distributors)	117	8,767
Generac Holdings, Inc.* (Electrical Equipment)	337	17,096
General Dynamics Corp. (Aerospace & Defense)	1,586	273,712
General Electric Co. (Industrial Conglomerates)	51,373	518,867
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	329	26,067
Genpact, Ltd. (IT Services)	864	23,682
Global Payments, Inc. (IT Services)	924	105,549
Graco, Inc. (Machinery)	952	38,680
GrafTech International, Ltd. (Electrical Equipment)	334	5,972
Graphic Packaging Holding Co. (Containers & Packaging)	1,829	20,137
Harris Corp. (Aerospace & Defense)	653	97,108
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,148	43,130
Healthcare Services Group, Inc. (Commercial Services & Supplies)	373	15,140
HEICO Corp. (Aerospace & Defense)	127	10,646
HEICO Corp. - Class A (Aerospace & Defense)	366	24,398
Hexcel Corp. (Aerospace & Defense)	561	32,830
Hillenbrand, Inc. (Machinery)	338	16,190
Honeywell International, Inc. (Industrial Conglomerates)	4,326	626,491
Hubbell, Inc. (Electrical Equipment)	314	31,934
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	134	29,276
IDEX Corp. (Machinery)	382	48,445
Illinois Tool Works, Inc. (Machinery)	1,824	232,688
Ingersoll-Rand PLC (Machinery)	1,483	142,279
Insperity, Inc. (Professional Services)	118	12,962
International Paper Co. (Containers & Packaging)	2,424	109,953
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	111	14,824
Itron, Inc.* (Electronic Equipment, Instruments & Components)	103	5,370
ITT, Inc. (Machinery)	561	28,331
J.B. Hunt Transport Services, Inc. (Road & Rail)	560	61,942
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	909	22,480
Jack Henry & Associates, Inc. (IT Services)	384	57,535
Jacobs Engineering Group, Inc. (Construction & Engineering)	658	49,410
Johnson Controls International PLC (Building Products)	5,469	174,844
Kansas City Southern Industries, Inc. (Road & Rail)	606	61,788
KBR, Inc. (Construction & Engineering)	870	17,209
Kennametal, Inc. (Machinery)	542	19,214
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,159	66,156
Kirby Corp.* (Marine)	312	22,445
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	686	21,952
Korn/Ferry International (Professional Services)	321	14,490
L3 Technologies, Inc. (Aerospace & Defense)	532	100,798
Landstar System, Inc. (Road & Rail)	127	12,711
Lennox International, Inc. (Building Products)	112	23,620
Lincoln Electric Holdings, Inc. (Machinery)	346	27,995
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	78	14,130
Lockheed Martin Corp. (Aerospace & Defense)	1,491	438,130
Louisiana-Pacific Corp. (Paper & Forest Products)	876	19,071
Macquarie Infrastructure Corp. (Transportation Infrastructure)	383	14,152
ManpowerGroup, Inc. (Professional Services)	346	26,396
Martin Marietta Materials, Inc. (Construction Materials)	340	58,235
Masco Corp. (Building Products)	1,821	54,630
MasTec, Inc.* (Construction & Engineering)	346	15,054
MAXIMUS, Inc. (IT Services)	344	22,350
Moog, Inc. - Class A (Aerospace & Defense)	100	7,155
MRC Global, Inc.* (Trading Companies & Distributors)	569	9,007
MSA Safety, Inc. (Commercial Services & Supplies)	108	11,280
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	142	11,511
Mueller Industries, Inc. (Machinery)	323	7,865
National Instruments Corp. (Electronic Equipment, Instruments & Components)	637	31,194
Navistar International Corp.* (Machinery)	347	11,621
Nielsen Holdings PLC (Professional Services)	2,116	54,974
Nordson Corp. (Machinery)	307	37,660
Norfolk Southern Corp. (Road & Rail)	1,591	267,018
Northrop Grumman Corp. (Aerospace & Defense)	973	254,877
nVent Electric PLC (Electrical Equipment)	939	22,930
Old Dominion Freight Line, Inc. (Road & Rail)	348	45,386
Oshkosh Corp. (Machinery)	371	20,828
Owens Corning (Building Products)	633	29,922
Owens-Illinois, Inc.* (Containers & Packaging)	927	14,526
PACCAR, Inc. (Machinery)	2,099	120,084
Packaging Corp. of America (Containers & Packaging)	582	53,433
Parker-Hannifin Corp. (Machinery)	844	127,976
Paychex, Inc. (IT Services)	1,860	121,811
PayPal Holdings, Inc.* (IT Services)	6,994	588,824
Pentair PLC (Machinery)	934	37,500
PerkinElmer, Inc. (Life Sciences Tools & Services)	632	54,655

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quanta Services, Inc.* (Construction & Engineering)	895	$27,924
Raytheon Co. (Aerospace & Defense)	1,752	306,670
Regal Beloit Corp. (Electrical Equipment)	134	9,608
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,254	91,141
Resideo Technologies, Inc.* (Building Products)	721	15,177
Robert Half International, Inc. (Professional Services)	669	40,495
Rockwell Automation, Inc. (Electrical Equipment)	671	110,534
Rockwell Collins, Inc. (Aerospace & Defense)	943	120,723
Roper Technologies, Inc. (Industrial Conglomerates)	609	172,286
Ryder System, Inc. (Road & Rail)	309	17,091
Sabre Corp. (IT Services)	1,499	36,950
Sealed Air Corp. (Containers & Packaging)	926	29,965
Sensata Technologies Holding PLC* (Electrical Equipment)	960	45,024
Silgan Holdings, Inc. (Containers & Packaging)	529	12,712
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	125	8,505
Snap-on, Inc. (Machinery)	319	49,107
Sonoco Products Co. (Containers & Packaging)	598	32,639
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	619	52,002
Square, Inc.* - Class A (IT Services)	1,802	132,357
Stericycle, Inc.* (Commercial Services & Supplies)	556	27,783
Summit Materials, Inc.* - Class A (Construction Materials)	635	8,573
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,092	157,779
Teledyne Technologies, Inc.* (Aerospace & Defense)	111	24,562
Terex Corp. (Machinery)	345	11,520
Tetra Tech, Inc. (Commercial Services & Supplies)	316	20,869
Textron, Inc. (Aerospace & Defense)	1,493	80,070
The Boeing Co. (Aerospace & Defense)	3,102	1,100,775
The Brink’s Co. (Commercial Services & Supplies)	158	10,479
The Middleby Corp.* (Machinery)	317	35,599
The Sherwin-Williams Co. (Chemicals)	544	214,048
The Timken Co. (Machinery)	360	14,238
The Toro Co. (Machinery)	615	34,643
The Western Union Co. (IT Services)	2,688	48,492
Total System Services, Inc. (IT Services)	954	86,957
TransDigm Group, Inc.* (Aerospace & Defense)	150	49,538
TransUnion (Professional Services)	1,151	75,678
Trex Co., Inc.* (Building Products)	327	20,045
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,498	55,995
TriNet Group, Inc.* (Professional Services)	135	6,344
Trinity Industries, Inc. (Machinery)	892	25,467
Union Pacific Corp. (Road & Rail)	4,316	631,085
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	4,029	429,250
United Rentals, Inc.* (Trading Companies & Distributors)	546	65,558
United Technologies Corp. (Aerospace & Defense)	4,500	558,944
Univar, Inc.* (Trading Companies & Distributors)	644	15,855
USG Corp. (Building Products)	553	23,348
Valmont Industries, Inc. (Construction & Engineering)	69	8,577
Verisk Analytics, Inc.* - Class A (Professional Services)	944	113,129
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	843	15,427
Vulcan Materials Co. (Construction Materials)	844	85,362
W.W. Grainger, Inc. (Trading Companies & Distributors)	141	40,040
Wabtec Corp. (Machinery)	555	45,521
Waste Management, Inc. (Commercial Services & Supplies)	2,379	212,848
Watsco, Inc. (Trading Companies & Distributors)	99	14,670
Welbilt, Inc.* (Machinery)	838	15,687
WESCO International, Inc.* (Trading Companies & Distributors)	146	7,326
WestRock Co. (Containers & Packaging)	1,514	65,057
WEX, Inc.* (IT Services)	133	23,403
Woodward, Inc. (Machinery)	317	23,344
Worldpay, Inc.* (IT Services)	1,803	165,588
XPO Logistics, Inc.* (Air Freight & Logistics)	682	60,957
Xylem, Inc. (Machinery)	990	64,924
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	311	51,719
TOTAL COMMON STOCKS (Cost $17,291,148)		18,553,885

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.7%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $6,558,384	$6,558,000	$6,558,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,558,000)		6,558,000

TOTAL INVESTMENT SECURITIES (Cost $23,849,148) - 102.1%		25,111,885
Net other assets (liabilities) - (2.1)%		(507,736)

NET ASSETS - 100.0%		$24,604,149

See accompanying notes to schedules of portfolio investments.

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $3,032,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	11/23/18	2.71%	$9,121,392	$(210,016)
Dow Jones U.S. Industrials Index	UBS AG	11/23/18	2.56%	9,443,876	(215,600)
				$18,565,268	$(425,616)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Industrials UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,692,344	15.0%
Air Freight & Logistics	957,915	3.9%
Building Products	489,869	2.0%
Chemicals	214,048	0.9%
Commercial Services & Supplies	523,038	2.1%
Construction & Engineering	213,143	0.9%
Construction Materials	163,098	0.7%
Containers & Packaging	615,616	2.5%
Electrical Equipment	785,201	3.2%
Electronic Equipment, Instruments & Components	941,003	3.8%
Industrial Conglomerates	1,997,926	8.1%
IT Services	3,135,283	12.6%
Life Sciences Tools & Services	54,655	0.2%
Machinery	2,451,223	10.0%
Marine	22,445	0.1%
Paper & Forest Products	19,071	0.1%
Professional Services	440,370	1.8%
Road & Rail	1,478,460	6.0%
Trading Companies & Distributors	345,025	1.4%
Transportation Infrastructure	14,152	0.1%
Other**	6,050,264	24.6%
Total	$24,604,149	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (73.6%)
2U, Inc.* (Software)	31,805	$2,000,853
8x8, Inc.* (Software)	81,660	1,403,735
Akamai Technologies, Inc.* (IT Services)	52,450	3,789,513
Alphabet, Inc.* - Class A (Interactive Media & Services)	7,216	7,869,625
Alphabet, Inc.* - Class C (Interactive Media & Services)	6,925	7,456,632
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	8,574	13,701,339
Arista Networks, Inc.* (Communications Equipment)	15,150	3,489,803
Blucora, Inc.* (Capital Markets)	47,853	1,383,909
Box, Inc.* - Class A (Software)	97,319	1,751,742
Citrix Systems, Inc.* (Software)	37,092	3,800,817
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	35,138	1,826,473
Cornerstone OnDemand, Inc.* (Software)	38,428	1,892,579
Dropbox, Inc.* (Software)	56,336	1,322,206
E*TRADE Financial Corp. (Capital Markets)	76,664	3,788,735
eBay, Inc.* (Internet & Direct Marketing Retail)	167,771	4,870,392
Ebix, Inc. (Software)	22,117	1,267,525
Endurance International Group Holdings, Inc.* (IT Services)	129,176	1,274,967
Expedia, Inc. (Internet & Direct Marketing Retail)	32,884	4,124,640
Facebook, Inc.* - Class A (Interactive Media & Services)	81,781	12,413,539
GoDaddy, Inc.* - Class A (IT Services)	48,873	3,576,037
Groupon, Inc.* (Internet & Direct Marketing Retail)	429,935	1,405,887
GrubHub, Inc.* (Internet & Direct Marketing Retail)	27,741	2,572,700
Hubspot, Inc.* (Software)	17,753	2,408,194
j2 Global, Inc. (Software)	29,079	2,118,114
Juniper Networks, Inc. (Communications Equipment)	126,851	3,712,929
LogMeIn, Inc. (Software)	30,054	2,588,250
Netflix, Inc.* (Entertainment)	26,469	7,987,815
NETGEAR, Inc.* (Communications Equipment)	28,307	1,570,472
New Relic, Inc.* (Software)	24,374	2,175,380
Okta, Inc.* (IT Services)	39,615	2,311,931
Pandora Media, Inc.* (Entertainment)	206,680	1,756,780
PayPal Holdings, Inc.* (IT Services)	90,564	7,624,584
Salesforce.com, Inc.* (Software)	55,327	7,593,078
Snap, Inc.* (Interactive Media & Services)	323,917	2,141,091
TD Ameritrade Holding Corp. (Capital Markets)	77,002	3,982,543
TripAdvisor, Inc.* (Interactive Media & Services)	53,550	2,792,097
Twitter, Inc.* (Interactive Media & Services)	165,531	5,752,202
Veeva Systems, Inc.* - Class A (Health Care Technology)	37,624	3,436,952
VeriSign, Inc.* (IT Services)	27,887	3,975,013
Vonage Holdings Corp.* (Diversified Telecommunication Services)	154,787	2,052,476
TOTAL COMMON STOCKS (Cost $93,154,601)		152,963,549

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $58,438,424	$58,435,000	$58,435,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,435,000)		58,435,000

TOTAL INVESTMENT SECURITIES (Cost $151,589,601) - 101.7%		211,398,549
Net other assets (liabilities) - (1.7)%		(3,612,527)

NET ASSETS - 100.0%		$207,786,022

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $29,999,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	11/23/18	2.71%	$78,168,710	$(1,054,134)
Dow Jones Internet Composite Index	UBS AG	11/23/18	2.56%	81,153,281	(988,587)
				$159,321,991	$(2,042,721)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Internet UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Capital Markets	$9,155,187	4.4%
Communications Equipment	8,773,204	4.2%
Diversified Telecommunication Services	3,878,949	1.9%
Entertainment	9,744,595	4.7%
Health Care Technology	3,436,952	1.7%
Interactive Media & Services	38,425,185	18.4%
Internet & Direct Marketing Retail	26,674,958	12.8%
IT Services	22,552,045	10.9%
Software	30,322,474	14.6%
Other**	54,822,473	26.4%
Total	$207,786,022	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (100.7%)
3M Co. (Industrial Conglomerates)	1,701	$323,632
A.O. Smith Corp. (Building Products)	405	18,440
Abbott Laboratories (Health Care Equipment & Supplies)	5,103	351,802
AbbVie, Inc. (Biotechnology)	4,455	346,822
ABIOMED, Inc.* (Health Care Equipment & Supplies)	162	55,274
Accenture PLC - Class A (IT Services)	1,215	191,508
Activision Blizzard, Inc. (Entertainment)	2,187	151,012
Adobe Systems, Inc.* (Software)	1,458	358,317
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	891	16,225
Aetna, Inc. (Health Care Providers & Services)	486	96,422
Affiliated Managers Group, Inc. (Capital Markets)	81	9,206
Agilent Technologies, Inc. (Life Sciences Tools & Services)	891	57,728
Air Products & Chemicals, Inc. (Chemicals)	243	37,507
Akamai Technologies, Inc.* (IT Services)	162	11,705
Albemarle Corp. (Chemicals)	162	16,074
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	162	19,801
Alexion Pharmaceuticals, Inc.* (Biotechnology)	324	36,311
Align Technology, Inc.* (Health Care Equipment & Supplies)	243	53,752
Allegion PLC (Building Products)	162	13,888
Alliance Data Systems Corp. (IT Services)	81	16,701
Alphabet, Inc.* - Class A (Interactive Media & Services)	891	971,707
Alphabet, Inc.* - Class C (Interactive Media & Services)	891	959,402
Altria Group, Inc. (Tobacco)	3,078	200,193
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,215	1,941,581
American Airlines Group, Inc. (Airlines)	648	22,732
American Express Co. (Consumer Finance)	1,215	124,817
American Tower Corp. (Equity Real Estate Investment Trusts)	1,296	201,931
American Water Works Co., Inc. (Water Utilities)	324	28,684
Ameriprise Financial, Inc. (Capital Markets)	324	41,226
AMETEK, Inc. (Electrical Equipment)	648	43,468
Amgen, Inc. (Biotechnology)	1,134	218,624
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	891	79,744
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,053	88,147
ANSYS, Inc.* (Software)	243	36,341
Anthem, Inc. (Health Care Providers & Services)	405	111,606
Aon PLC (Insurance)	405	63,253
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	162	6,972
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,365	2,925,064
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,835	93,215
Aptiv PLC (Auto Components)	810	62,208
Arista Networks, Inc.* (Communications Equipment)	162	37,317
Arthur J. Gallagher & Co. (Insurance)	243	17,984
Autodesk, Inc.* (Software)	405	52,346
Automatic Data Processing, Inc. (IT Services)	1,296	186,728
AutoZone, Inc.* (Specialty Retail)	81	59,411
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	162	28,412
Avery Dennison Corp. (Containers & Packaging)	243	22,046
Bank of America Corp. (Banks)	13,041	358,628
Baxter International, Inc. (Health Care Equipment & Supplies)	810	50,633
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	810	186,705
Biogen, Inc.* (Biotechnology)	405	123,229
BlackRock, Inc. - Class A (Capital Markets)	243	99,975
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	162	303,682
BorgWarner, Inc. (Auto Components)	405	15,961
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	162	19,563
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,050	146,367
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,997	151,468
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,296	289,643
Broadridge Financial Solutions, Inc. (IT Services)	324	37,889
Brown-Forman Corp. - Class B (Beverages)	324	15,014
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	567	13,738
Cadence Design Systems, Inc.* (Software)	810	36,102
CarMax, Inc.* (Specialty Retail)	243	16,502
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	567	31,775
Caterpillar, Inc. (Machinery)	891	108,096
CBOE Holdings, Inc. (Capital Markets)	324	36,563
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	891	35,898
CBS Corp. - Class B (Media)	405	23,227
Celgene Corp.* (Biotechnology)	2,025	144,990
Centene Corp.* (Health Care Providers & Services)	567	73,891
Cerner Corp.* (Health Care Technology)	972	55,676
CF Industries Holdings, Inc. (Chemicals)	324	15,562
Charter Communications, Inc.* - Class A (Media)	486	155,700
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	81	37,287
Church & Dwight Co., Inc. (Household Products)	405	24,045
Cigna Corp. (Health Care Providers & Services)	729	155,867
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	81	6,437
Cintas Corp. (Commercial Services & Supplies)	243	44,194

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cisco Systems, Inc. (Communications Equipment)	6,156	$281,637
Citrix Systems, Inc.* (Software)	243	24,900
CME Group, Inc. (Capital Markets)	648	118,740
Cognizant Technology Solutions Corp. (IT Services)	1,701	117,420
Colgate-Palmolive Co. (Household Products)	1,215	72,353
Comcast Corp. - Class A (Media)	6,642	253,325
Comerica, Inc. (Banks)	243	19,819
Constellation Brands, Inc. - Class A (Beverages)	486	96,826
Copart, Inc.* (Commercial Services & Supplies)	567	27,732
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,349	75,051
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	810	88,079
CSX Corp. (Road & Rail)	2,349	161,752
D.R. Horton, Inc. (Household Durables)	972	34,953
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	243	25,892
Deere & Co. (Machinery)	486	65,824
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	324	33,456
Dollar General Corp. (Multiline Retail)	405	45,109
Dollar Tree, Inc.* (Multiline Retail)	729	61,455
Dominion Resources, Inc. (Multi-Utilities)	729	52,065
Dover Corp. (Machinery)	243	20,130
DXC Technology Co. (IT Services)	405	29,496
E*TRADE Financial Corp. (Capital Markets)	729	36,027
eBay, Inc.* (Internet & Direct Marketing Retail)	2,754	79,949
Ecolab, Inc. (Chemicals)	324	49,621
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	648	95,645
Electronic Arts, Inc.* (Entertainment)	891	81,063
Eli Lilly & Co. (Pharmaceuticals)	1,701	184,456
Emerson Electric Co. (Electrical Equipment)	729	49,485
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	567	59,728
Equifax, Inc. (Professional Services)	243	24,650
Equinix, Inc. (Equity Real Estate Investment Trusts)	243	92,034
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	81	20,313
Expedia, Inc. (Internet & Direct Marketing Retail)	243	30,479
Expeditors International of Washington, Inc. (Air Freight & Logistics)	243	16,325
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	405	36,474
F5 Networks, Inc.* (Communications Equipment)	81	14,198
Facebook, Inc.* - Class A (Interactive Media & Services)	7,047	1,069,664
Fastenal Co. (Trading Companies & Distributors)	486	24,985
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	81	10,048
FedEx Corp. (Air Freight & Logistics)	405	89,238
Fidelity National Information Services, Inc. (IT Services)	567	59,025
First Horizon National Corp. (Banks)	1	13
FirstEnergy Corp. (Electric Utilities)	567	21,138
Fiserv, Inc.* (IT Services)	1,215	96,350
FleetCor Technologies, Inc.* (IT Services)	243	48,607
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	243	11,253
FMC Corp. (Chemicals)	405	31,622
Fortinet, Inc.* (Software)	400	32,872
Fortive Corp. (Machinery)	567	42,100
Fortune Brands Home & Security, Inc. (Building Products)	405	18,156
Garmin, Ltd. (Household Durables)	162	10,718
Gartner, Inc.* (IT Services)	243	35,847
General Dynamics Corp. (Aerospace & Defense)	405	69,895
General Mills, Inc. (Food Products)	648	28,382
Gilead Sciences, Inc. (Biotechnology)	2,430	165,677
Global Payments, Inc. (IT Services)	486	55,516
H & R Block, Inc. (Diversified Consumer Services)	405	10,749
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	405	6,950
Harris Corp. (Aerospace & Defense)	243	36,137
Hasbro, Inc. (Leisure Products)	162	14,857
HCA Holdings, Inc. (Health Care Providers & Services)	405	54,080
Hess Corp. (Oil, Gas & Consumable Fuels)	243	13,948
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	324	23,059
Hologic, Inc.* (Health Care Equipment & Supplies)	810	31,582
Honeywell International, Inc. (Industrial Conglomerates)	1,296	187,687
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	81	17,697
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	243	51,545
Illinois Tool Works, Inc. (Machinery)	891	113,665
Illumina, Inc.* (Life Sciences Tools & Services)	405	126,016
Incyte Corp.* (Biotechnology)	486	31,503
Ingersoll-Rand PLC (Machinery)	324	31,085
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,695	360,742
Intercontinental Exchange, Inc. (Capital Markets)	1,701	131,045
International Flavors & Fragrances, Inc. (Chemicals)	162	23,435
Intuit, Inc. (Software)	729	153,819
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	324	168,862
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	81	10,818
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	243	29,872
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	405	12,397

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
J.B. Hunt Transport Services, Inc. (Road & Rail)	162		$17,919
Johnson & Johnson (Pharmaceuticals)	4,212		589,639
Kansas City Southern Industries, Inc. (Road & Rail)	162		16,518
Kellogg Co. (Food Products)	243		15,912
Kimberly-Clark Corp. (Household Products)	486		50,690
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	486		44,488
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	162		26,009
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	486		68,881
Lennar Corp. - Class A (Household Durables)	486		20,888
Linde PLC* (Chemicals)	800		132,376
LKQ Corp.* (Distributors)	567		15,462
Lockheed Martin Corp. (Aerospace & Defense)	486		142,811
Lowe’s Cos., Inc. (Specialty Retail)	1,620		154,256
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	811		94,763
Marsh & McLennan Cos., Inc. (Insurance)	810		68,648
Martin Marietta Materials, Inc. (Construction Materials)	81		13,874
Masco Corp. (Building Products)	567		17,010
MasterCard, Inc. - Class A (IT Services)	2,673		528,372
Mattel, Inc.* (Leisure Products)	243		3,300
McCormick & Co., Inc. (Food Products)	162		23,328
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,268		401,208
Medtronic PLC (Health Care Equipment & Supplies)	1,701		152,784
Merck & Co., Inc. (Pharmaceuticals)	2,835		208,684
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	81		44,292
MGM Resorts International (Hotels, Restaurants & Leisure)	648		17,289
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	405		22,441
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	648		42,625
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,402		128,323
Microsoft Corp. (Software)	17,615		1,881,457
Mohawk Industries, Inc.* (Household Durables)	81		10,103
Monster Beverage Corp.* (Beverages)	1,134		59,932
Moody’s Corp. (Capital Markets)	486		70,703
Motorola Solutions, Inc. (Communications Equipment)	486		59,564
MSCI, Inc. - Class A (Capital Markets)	243		36,542
Nektar Therapeutics* (Pharmaceuticals)	486		18,798
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	729		57,219
Netflix, Inc.* (Entertainment)	1,296		391,108
NextEra Energy, Inc. (Electric Utilities)	729		125,753
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,511		188,426
Norfolk Southern Corp. (Road & Rail)	405		67,971
Northern Trust Corp. (Capital Markets)	324		30,479
Northrop Grumman Corp. (Aerospace & Defense)	324		84,872
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	567		24,988
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	486		17,588
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,782		375,699
Oracle Corp. (Software)	4,212		205,714
O’Reilly Automotive, Inc.* (Specialty Retail)	162		51,962
Packaging Corp. of America (Containers & Packaging)	162		14,873
Parker-Hannifin Corp. (Machinery)	243		36,846
Paychex, Inc. (IT Services)	567		37,133
PayPal Holdings, Inc.* (IT Services)	3,483		293,234
PepsiCo, Inc. (Beverages)	2,025		227,570
PerkinElmer, Inc. (Life Sciences Tools & Services)	162		14,010
Perrigo Co. PLC (Pharmaceuticals)	162		11,389
Pfizer, Inc. (Pharmaceuticals)	7,857		338,322
Philip Morris International, Inc. (Tobacco)	2,268		199,743
PPG Industries, Inc. (Chemicals)	324		34,049
Principal Financial Group, Inc. (Insurance)	324		15,251
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,863		120,108
Public Storage (Equity Real Estate Investment Trusts)	243		49,929
PulteGroup, Inc. (Household Durables)	729		17,912
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	405		29,772
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,458		91,694
Raymond James Financial, Inc. (Capital Markets)	162		12,424
Raytheon Co. (Aerospace & Defense)	486		85,069
Red Hat, Inc.* (Software)	486		83,417
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	243		82,435
Republic Services, Inc. - Class A (Commercial Services & Supplies)	324		23,548
Resideo Technologies, Inc.* (Building Products)	—	†	7
ResMed, Inc. (Health Care Equipment & Supplies)	405		42,898
Robert Half International, Inc. (Professional Services)	243		14,709
Rockwell Automation, Inc. (Electrical Equipment)	243		40,029
Rockwell Collins, Inc. (Aerospace & Defense)	486		62,218
Rollins, Inc. (Commercial Services & Supplies)	324		19,181
Roper Technologies, Inc. (Industrial Conglomerates)	324		91,660
Ross Stores, Inc. (Specialty Retail)	729		72,171
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	324		33,933

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
S&P Global, Inc. (Capital Markets)	729	$132,911
Salesforce.com, Inc.* (Software)	2,187	300,144
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	324	52,543
Sealed Air Corp. (Containers & Packaging)	162	5,242
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	405	74,326
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	486	42,165
Southwest Airlines Co. (Airlines)	972	47,725
Stanley Black & Decker, Inc. (Machinery)	324	37,752
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,511	146,316
Stryker Corp. (Health Care Equipment & Supplies)	891	144,538
SVB Financial Group* (Banks)	162	38,431
Symantec Corp. (Software)	810	14,702
Synopsys, Inc.* (Software)	405	36,260
T. Rowe Price Group, Inc. (Capital Markets)	729	70,706
Take-Two Interactive Software, Inc.* (Entertainment)	243	31,315
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	324	13,708
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	729	54,981
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,835	263,173
The Allstate Corp. (Insurance)	486	46,520
The Boeing Co. (Aerospace & Defense)	1,539	546,129
The Charles Schwab Corp. (Capital Markets)	3,483	161,054
The Clorox Co. (Household Products)	243	36,073
The Coca-Cola Co. (Beverages)	5,022	240,453
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	162	41,846
The Estee Lauder Cos., Inc. - Class A (Personal Products)	648	89,061
The Hershey Co. (Food Products)	243	26,037
The Home Depot, Inc. (Specialty Retail)	3,321	584,097
The Nasdaq OMX Group, Inc. (Capital Markets)	162	14,047
The Procter & Gamble Co. (Household Products)	2,673	237,042
The Progressive Corp. (Insurance)	1,701	118,559
The Sherwin-Williams Co. (Chemicals)	243	95,613
The TJX Cos., Inc. (Specialty Retail)	810	89,003
The Walt Disney Co. (Entertainment)	2,025	232,531
The Western Union Co. (IT Services)	486	8,767
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	810	189,256
Tiffany & Co. (Specialty Retail)	162	18,031
Torchmark Corp. (Insurance)	162	13,715
Total System Services, Inc. (IT Services)	486	44,299
Tractor Supply Co. (Specialty Retail)	162	14,886
TransDigm Group, Inc.* (Aerospace & Defense)	162	53,501
TripAdvisor, Inc.* (Interactive Media & Services)	81	4,223
Twitter, Inc.* (Interactive Media & Services)	2,106	73,184
UDR, Inc. (Equity Real Estate Investment Trusts)	486	19,046
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	81	22,236
Union Pacific Corp. (Road & Rail)	1,134	165,813
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	972	103,556
United Rentals, Inc.* (Trading Companies & Distributors)	243	29,177
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,835	740,928
V.F. Corp. (Textiles, Apparel & Luxury Goods)	567	46,993
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	162	19,338
VeriSign, Inc.* (IT Services)	324	46,183
Verisk Analytics, Inc.* - Class A (Professional Services)	324	38,828
Vertex Pharmaceuticals, Inc.* (Biotechnology)	729	123,536
Visa, Inc. - Class A (IT Services)	5,184	714,613
Vornado Realty Trust (Equity Real Estate Investment Trusts)	324	22,058
Vulcan Materials Co. (Construction Materials)	162	16,384
Waste Management, Inc. (Commercial Services & Supplies)	1,134	101,459
Waters Corp.* (Life Sciences Tools & Services)	243	46,095
WEC Energy Group, Inc. (Multi-Utilities)	405	27,702
WellCare Health Plans, Inc.* (Health Care Providers & Services)	81	22,355
Willis Towers Watson PLC (Insurance)	162	23,192
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	324	32,594
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	486	41,490
Xylem, Inc. (Machinery)	324	21,248
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	405	36,616
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	324	36,803
Zoetis, Inc. (Pharmaceuticals)	1,377	124,137
TOTAL COMMON STOCKS (Cost $24,291,340)		35,885,157

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $139,008	$139,000	$139,000
TOTAL REPURCHASE AGREEMENTS (Cost $139,000)		139,000

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a), continued
TOTAL INVESTMENT SECURITIES (Cost $24,430,340) - 101.1%		36,024,157
Net other assets (liabilities) - (1.1)%		(389,429)

NET ASSETS - 100.0%		$35,634,728

†                           Number of shares is less than 0.50.

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,098,328	3.1%
Air Freight & Logistics	209,119	0.6%
Airlines	70,457	0.2%
Auto Components	78,169	0.2%
Banks	416,891	1.2%
Beverages	639,795	1.8%
Biotechnology	1,273,127	3.6%
Building Products	67,501	0.2%
Capital Markets	1,001,648	2.8%
Chemicals	435,859	1.2%
Commercial Services & Supplies	216,114	0.6%
Communications Equipment	392,716	1.1%
Construction Materials	30,258	0.1%
Consumer Finance	124,817	0.4%
Containers & Packaging	42,161	0.1%
Distributors	15,462	NM
Diversified Consumer Services	10,749	NM
Electric Utilities	146,890	0.4%
Electrical Equipment	132,982	0.4%
Electronic Equipment, Instruments & Components	231,847	0.7%
Entertainment	887,029	2.5%
Equity Real Estate Investment Trusts	907,490	2.5%
Food Products	93,659	0.3%
Health Care Equipment & Supplies	1,630,373	4.6%
Health Care Providers & Services	1,281,158	3.6%
Health Care Technology	55,676	0.2%
Hotels, Restaurants & Leisure	905,720	2.5%
Household Durables	94,574	0.3%
Household Products	420,203	1.2%
Independent Power and Renewable Electricity Producers	17,588	NM
Industrial Conglomerates	602,979	1.7%
Insurance	367,122	1.0%
Interactive Media & Services	3,078,180	8.7%
Internet & Direct Marketing Retail	2,355,692	6.6%
IT Services	2,559,393	7.2%
Leisure Products	18,157	0.1%
Life Sciences Tools & Services	507,269	1.4%
Machinery	476,746	1.3%
Media	432,252	1.2%
Multiline Retail	106,564	0.3%
Multi-Utilities	79,767	0.2%
Oil, Gas & Consumable Fuels	93,851	0.3%
Personal Products	89,061	0.2%
Pharmaceuticals	1,626,893	4.6%
Professional Services	78,187	0.2%
Real Estate Management & Development	35,898	0.1%
Road & Rail	429,973	1.2%
Semiconductors & Semiconductor Equipment	1,976,282	5.5%
Software	3,216,393	8.9%
Specialty Retail	1,082,555	3.0%
Technology Hardware, Storage & Peripherals	2,982,283	8.4%
Textiles, Apparel & Luxury Goods	278,518	0.8%
Tobacco	399,936	1.1%
Trading Companies & Distributors	54,162	0.2%
Water Utilities	28,684	0.1%
Other**	(250,429)	(0.7)%
Total	$35,634,728	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (99.7%)
Accenture PLC - Class A (IT Services)	438	$69,037
Advance Auto Parts, Inc. (Specialty Retail)	146	23,325
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	876	15,952
Aetna, Inc. (Health Care Providers & Services)	292	57,933
Affiliated Managers Group, Inc. (Capital Markets)	146	16,594
Aflac, Inc. (Insurance)	1,168	50,306
Air Products & Chemicals, Inc. (Chemicals)	292	45,070
Akamai Technologies, Inc.* (IT Services)	146	10,549
Alaska Air Group, Inc. (Airlines)	146	8,967
Albemarle Corp. (Chemicals)	146	14,486
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	146	17,846
Alexion Pharmaceuticals, Inc.* (Biotechnology)	146	16,362
Allegion PLC (Building Products)	146	12,517
Allergan PLC (Pharmaceuticals)	584	92,278
Alliance Data Systems Corp. (IT Services)	146	30,101
Alliant Energy Corp. (Electric Utilities)	438	18,825
Altria Group, Inc. (Tobacco)	1,314	85,463
Ameren Corp. (Multi-Utilities)	438	28,286
American Airlines Group, Inc. (Airlines)	292	10,243
American Electric Power Co., Inc. (Electric Utilities)	730	53,553
American Express Co. (Consumer Finance)	438	44,996
American International Group, Inc. (Insurance)	1,460	60,283
American Water Works Co., Inc. (Water Utilities)	146	12,925
Ameriprise Financial, Inc. (Capital Markets)	146	18,577
AmerisourceBergen Corp. (Health Care Providers & Services)	292	25,696
Amgen, Inc. (Biotechnology)	438	84,443
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	876	46,603
Anthem, Inc. (Health Care Providers & Services)	146	40,233
Aon PLC (Insurance)	146	22,802
Apache Corp. (Oil, Gas & Consumable Fuels)	584	22,093
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	146	6,284
Archer-Daniels-Midland Co. (Food Products)	876	41,391
Arconic, Inc. (Aerospace & Defense)	730	14,841
Arthur J. Gallagher & Co. (Insurance)	146	10,805
Assurant, Inc. (Insurance)	146	14,193
AT&T, Inc. (Diversified Telecommunication Services)	11,680	358,343
Autodesk, Inc.* (Software)	146	18,871
AutoZone, Inc.* (Specialty Retail)	146	107,086
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	146	25,605
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	730	19,484
Ball Corp. (Containers & Packaging)	584	26,163
Bank of America Corp. (Banks)	7,738	212,795
Baxter International, Inc. (Health Care Equipment & Supplies)	292	18,253
BB&T Corp. (Banks)	1,168	57,419
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,066	629,388
Best Buy Co., Inc. (Specialty Retail)	438	30,730
Biogen, Inc.* (Biotechnology)	146	44,423
BlackRock, Inc. - Class A (Capital Markets)	146	60,067
BorgWarner, Inc. (Auto Components)	146	5,754
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	146	17,631
Brighthouse Financial, Inc.* (Insurance)	146	5,786
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,022	51,652
Brown-Forman Corp. - Class B (Beverages)	146	6,766
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	292	25,997
CA, Inc. (Software)	438	19,429
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	438	10,613
Campbell Soup Co. (Food Products)	292	10,924
Capital One Financial Corp. (Consumer Finance)	730	65,189
Cardinal Health, Inc. (Health Care Providers & Services)	438	22,163
CarMax, Inc.* (Specialty Retail)	146	9,915
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	292	16,364
Caterpillar, Inc. (Machinery)	438	53,138
CBS Corp. - Class B (Media)	292	16,746
CenterPoint Energy, Inc. (Multi-Utilities)	730	19,717
CenturyLink, Inc. (Diversified Telecommunication Services)	1,460	30,134
CF Industries Holdings, Inc. (Chemicals)	146	7,012
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,066	342,319
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	146	67,207
Chubb, Ltd. (Insurance)	730	91,185
Church & Dwight Co., Inc. (Household Products)	146	8,668
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	146	11,603
Cincinnati Financial Corp. (Insurance)	292	22,963
Cisco Systems, Inc. (Communications Equipment)	3,942	180,346
Citigroup, Inc. (Banks)	4,088	267,600
Citizens Financial Group, Inc. (Banks)	730	27,266
Citrix Systems, Inc.* (Software)	146	14,961
CME Group, Inc. (Capital Markets)	146	26,753
CMS Energy Corp. (Multi-Utilities)	438	21,690
Colgate-Palmolive Co. (Household Products)	730	43,472
Comcast Corp. - Class A (Media)	3,650	139,212
Comerica, Inc. (Banks)	146	11,908
ConAgra Foods, Inc. (Food Products)	584	20,790
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	292	40,614
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,898	132,670

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Consolidated Edison, Inc. (Multi-Utilities)	438	$33,288
Costco Wholesale Corp. (Food & Staples Retailing)	730	166,899
Coty, Inc. (Personal Products)	730	7,702
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	146	15,876
Cummins, Inc. (Machinery)	292	39,913
CVS Health Corp. (Health Care Providers & Services)	1,606	116,257
Danaher Corp. (Health Care Equipment & Supplies)	1,022	101,587
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	146	15,556
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	146	9,832
Deere & Co. (Machinery)	292	39,548
Delta Air Lines, Inc. (Airlines)	1,022	55,935
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	292	10,112
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	876	28,382
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	146	15,076
Discover Financial Services (Consumer Finance)	584	40,687
Discovery Communications, Inc.* - Class A (Media)	292	9,458
Discovery Communications, Inc.* - Class C (Media)	584	17,117
Dish Network Corp.* - Class A (Media)	438	13,464
Dollar General Corp. (Multiline Retail)	292	32,523
Dominion Resources, Inc. (Multi-Utilities)	584	41,709
Dover Corp. (Machinery)	146	12,095
DowDuPont, Inc. (Chemicals)	3,650	196,809
DTE Energy Co. (Multi-Utilities)	292	32,821
Duke Energy Corp. (Electric Utilities)	1,168	96,511
Duke Realty Corp. (Equity Real Estate Investment Trusts)	584	16,101
DXC Technology Co. (IT Services)	146	10,633
Eastman Chemical Co. (Chemicals)	292	22,878
Eaton Corp. PLC (Electrical Equipment)	730	52,319
Ecolab, Inc. (Chemicals)	292	44,720
Edison International (Electric Utilities)	584	40,524
Eli Lilly & Co. (Pharmaceuticals)	584	63,329
Emerson Electric Co. (Electrical Equipment)	584	39,642
Entergy Corp. (Electric Utilities)	292	24,513
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	584	61,519
EQT Corp. (Oil, Gas & Consumable Fuels)	438	14,879
Equifax, Inc. (Professional Services)	146	14,810
Equity Residential (Equity Real Estate Investment Trusts)	584	37,937
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	146	36,614
Everest Re Group, Ltd. (Insurance)	146	31,808
Evergy, Inc. (Electric Utilities)	438	24,524
Eversource Energy (Electric Utilities)	438	27,708
Exelon Corp. (Electric Utilities)	1,606	70,359
Expedia, Inc. (Internet & Direct Marketing Retail)	146	18,313
Expeditors International of Washington, Inc. (Air Freight & Logistics)	146	9,808
Express Scripts Holding Co.* (Health Care Providers & Services)	876	84,946
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,716	535,130
F5 Networks, Inc.* (Communications Equipment)	146	25,591
Fastenal Co. (Trading Companies & Distributors)	146	7,506
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	146	18,111
FedEx Corp. (Air Freight & Logistics)	146	32,170
Fidelity National Information Services, Inc. (IT Services)	146	15,199
Fifth Third Bancorp (Banks)	1,022	27,584
First Horizon National Corp. (Banks)	1	14
FirstEnergy Corp. (Electric Utilities)	438	16,329
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	146	6,761
Flowserve Corp. (Machinery)	146	6,701
Fluor Corp. (Construction & Engineering)	292	12,808
Foot Locker, Inc. (Specialty Retail)	146	6,882
Ford Motor Co. (Automobiles)	6,278	59,955
Fortive Corp. (Machinery)	146	10,841
Franklin Resources, Inc. (Capital Markets)	438	13,359
Freeport-McMoRan, Inc. (Metals & Mining)	2,336	27,214
Garmin, Ltd. (Household Durables)	146	9,659
General Dynamics Corp. (Aerospace & Defense)	292	50,393
General Electric Co. (Industrial Conglomerates)	13,870	140,087
General Mills, Inc. (Food Products)	584	25,579
General Motors Co. (Automobiles)	2,044	74,790
Genuine Parts Co. (Distributors)	292	28,593
Gilead Sciences, Inc. (Biotechnology)	730	49,771
H & R Block, Inc. (Diversified Consumer Services)	146	3,875
Halliburton Co. (Energy Equipment & Services)	1,460	50,633
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	292	5,011
Harley-Davidson, Inc. (Automobiles)	292	11,160
Harris Corp. (Aerospace & Defense)	146	21,712
Hartford Financial Services Group, Inc. (Insurance)	584	26,525
Hasbro, Inc. (Leisure Products)	146	13,390
HCA Holdings, Inc. (Health Care Providers & Services)	146	19,495
HCP, Inc. (Equity Real Estate Investment Trusts)	730	20,112
Helmerich & Payne, Inc. (Energy Equipment & Services)	146	9,094
Henry Schein, Inc.* (Health Care Providers & Services)	292	24,236
Hess Corp. (Oil, Gas & Consumable Fuels)	292	16,761

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,336	$35,624
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	292	20,782
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	292	19,692
Honeywell International, Inc. (Industrial Conglomerates)	438	63,431
Hormel Foods Corp. (Food Products)	438	19,114
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,168	22,320
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,482	59,915
Humana, Inc. (Health Care Providers & Services)	292	93,560
Huntington Bancshares, Inc. (Banks)	1,752	25,106
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	146	31,898
IHS Markit, Ltd.* (Professional Services)	584	30,678
Ingersoll-Rand PLC (Machinery)	292	28,014
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,212	150,579
International Business Machines Corp. (IT Services)	1,460	168,527
International Flavors & Fragrances, Inc. (Chemicals)	146	21,120
International Paper Co. (Containers & Packaging)	584	26,490
Invesco, Ltd. (Capital Markets)	730	15,848
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	146	17,948
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	292	8,938
J.B. Hunt Transport Services, Inc. (Road & Rail)	146	16,149
Jacobs Engineering Group, Inc. (Construction & Engineering)	146	10,963
Jefferies Financial Group, Inc. (Diversified Financial Services)	438	9,404
Johnson & Johnson (Pharmaceuticals)	2,044	286,139
Johnson Controls International PLC (Building Products)	1,460	46,676
JPMorgan Chase & Co. (Banks)	5,402	588,926
Juniper Networks, Inc. (Communications Equipment)	584	17,094
Kansas City Southern Industries, Inc. (Road & Rail)	146	14,886
Kellogg Co. (Food Products)	292	19,120
KeyCorp (Banks)	1,752	31,816
Kimberly-Clark Corp. (Household Products)	292	30,456
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	730	11,746
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,066	52,183
Kohl’s Corp. (Multiline Retail)	292	22,113
L Brands, Inc. (Specialty Retail)	438	14,200
L3 Technologies, Inc. (Aerospace & Defense)	146	27,663
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	146	23,440
Leggett & Platt, Inc. (Household Durables)	146	5,301
Lennar Corp. - Class A (Household Durables)	146	6,275
Lincoln National Corp. (Insurance)	292	17,575
Linde PLC* (Chemicals)	438	72,476
LKQ Corp.* (Distributors)	146	3,981
Lockheed Martin Corp. (Aerospace & Defense)	146	42,902
Loews Corp. (Insurance)	438	20,393
Lowe’s Cos., Inc. (Specialty Retail)	438	41,706
LyondellBasell Industries N.V. - Class A (Chemicals)	584	52,134
M&T Bank Corp. (Banks)	292	48,300
Macy’s, Inc. (Multiline Retail)	438	15,019
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,314	24,953
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,168	82,286
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	75
Marsh & McLennan Cos., Inc. (Insurance)	292	24,747
Martin Marietta Materials, Inc. (Construction Materials)	146	25,007
Masco Corp. (Building Products)	146	4,380
Mattel, Inc.* (Leisure Products)	438	5,948
McCormick & Co., Inc. (Food Products)	146	21,024
McKesson Corp. (Health Care Providers & Services)	292	36,430
Medtronic PLC (Health Care Equipment & Supplies)	1,168	104,910
Merck & Co., Inc. (Pharmaceuticals)	2,628	193,447
MetLife, Inc. (Insurance)	1,606	66,152
MGM Resorts International (Hotels, Restaurants & Leisure)	438	11,686
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	146	14,266
Mohawk Industries, Inc.* (Household Durables)	146	18,212
Molson Coors Brewing Co. - Class B (Beverages)	292	18,688
Mondelez International, Inc. - Class A (Food Products)	2,336	98,065
Morgan Stanley (Capital Markets)	2,190	99,995
Mylan N.V.* (Pharmaceuticals)	876	27,375
National Oilwell Varco, Inc. (Energy Equipment & Services)	584	21,491
Newell Rubbermaid, Inc. (Household Durables)	730	11,592
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	292	5,898
Newmont Mining Corp. (Metals & Mining)	876	27,086
News Corp. - Class A (Media)	584	7,703
News Corp. - Class B (Media)	146	1,948
NextEra Energy, Inc. (Electric Utilities)	438	75,555
Nielsen Holdings PLC (Professional Services)	584	15,172
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	730	54,780

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NiSource, Inc. (Multi-Utilities)	584	$14,810
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	730	18,141
Nordstrom, Inc. (Multiline Retail)	146	9,602
Norfolk Southern Corp. (Road & Rail)	292	49,006
Northern Trust Corp. (Capital Markets)	146	13,734
Northrop Grumman Corp. (Aerospace & Defense)	146	38,245
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	292	10,567
Nucor Corp. (Metals & Mining)	438	25,895
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,168	78,338
Omnicom Group, Inc. (Media)	292	21,701
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	730	47,888
Oracle Corp. (Software)	2,190	106,959
O’Reilly Automotive, Inc.* (Specialty Retail)	146	46,830
PACCAR, Inc. (Machinery)	584	33,411
Packaging Corp. of America (Containers & Packaging)	146	13,404
Parker-Hannifin Corp. (Machinery)	146	22,138
Paychex, Inc. (IT Services)	146	9,562
Pentair PLC (Machinery)	292	11,724
People’s United Financial, Inc. (Banks)	584	9,145
PepsiCo, Inc. (Beverages)	1,168	131,260
PerkinElmer, Inc. (Life Sciences Tools & Services)	146	12,626
Perrigo Co. PLC (Pharmaceuticals)	146	10,264
Pfizer, Inc. (Pharmaceuticals)	5,110	220,036
PG&E Corp.* (Electric Utilities)	876	41,006
Philip Morris International, Inc. (Tobacco)	1,314	115,724
Phillips 66 (Oil, Gas & Consumable Fuels)	730	75,059
Pinnacle West Capital Corp. (Electric Utilities)	146	12,009
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	292	43,003
PNC Financial Services Group, Inc. (Banks)	730	93,798
PPG Industries, Inc. (Chemicals)	146	15,343
PPL Corp. (Electric Utilities)	1,168	35,507
Principal Financial Group, Inc. (Insurance)	292	13,744
Prudential Financial, Inc. (Insurance)	730	68,460
Public Service Enterprise Group, Inc. (Multi-Utilities)	876	46,805
Public Storage (Equity Real Estate Investment Trusts)	146	29,999
PVH Corp. (Textiles, Apparel & Luxury Goods)	146	17,635
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,460	91,819
Quanta Services, Inc.* (Construction & Engineering)	292	9,110
Quest Diagnostics, Inc. (Health Care Providers & Services)	146	13,740
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	146	18,923
Raymond James Financial, Inc. (Capital Markets)	146	11,197
Raytheon Co. (Aerospace & Defense)	146	25,556
Realty Income Corp. (Equity Real Estate Investment Trusts)	438	26,398
Regency Centers Corp. (Equity Real Estate Investment Trusts)	292	18,501
Regions Financial Corp. (Banks)	1,752	29,731
Republic Services, Inc. - Class A (Commercial Services & Supplies)	146	10,611
Robert Half International, Inc. (Professional Services)	146	8,837
Rockwell Automation, Inc. (Electrical Equipment)	146	24,051
Ross Stores, Inc. (Specialty Retail)	146	14,454
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	146	15,291
SCANA Corp. (Multi-Utilities)	292	11,695
Schlumberger, Ltd. (Energy Equipment & Services)	2,190	112,369
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	438	17,621
Sealed Air Corp. (Containers & Packaging)	146	4,725
Sempra Energy (Multi-Utilities)	438	48,232
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	292	53,587
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	146	13,324
Snap-on, Inc. (Machinery)	146	22,475
Southwest Airlines Co. (Airlines)	292	14,337
Stanley Black & Decker, Inc. (Machinery)	146	17,012
Starbucks Corp. (Hotels, Restaurants & Leisure)	730	42,537
State Street Corp. (Capital Markets)	584	40,150
Stericycle, Inc.* (Commercial Services & Supplies)	146	7,296
SunTrust Banks, Inc. (Banks)	730	45,742
Symantec Corp. (Software)	584	10,600
Synchrony Financial (Consumer Finance)	1,022	29,515
Sysco Corp. (Food & Staples Retailing)	730	52,071
Take-Two Interactive Software, Inc.* (Entertainment)	146	18,815
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	292	12,355
Target Corp. (Multiline Retail)	876	73,260
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	146	11,012
TechnipFMC PLC (Energy Equipment & Services)	730	19,199
Textron, Inc. (Aerospace & Defense)	438	23,490
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,022	14,901
The Allstate Corp. (Insurance)	292	27,950
The Bank of New York Mellon Corp. (Capital Markets)	1,460	69,102
The Clorox Co. (Household Products)	146	21,674
The Coca-Cola Co. (Beverages)	3,358	160,781
The Gap, Inc. (Specialty Retail)	292	7,972
The Goldman Sachs Group, Inc. (Capital Markets)	584	131,617
The Goodyear Tire & Rubber Co. (Auto Components)	438	9,224
The Hershey Co. (Food Products)	146	15,644

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Interpublic Group of Cos., Inc. (Media)	584	$13,525
The JM Smucker Co. - Class A (Food Products)	146	15,815
The Kraft Heinz Co. (Food Products)	1,022	56,179
The Kroger Co. (Food & Staples Retailing)	1,314	39,105
The Macerich Co. (Equity Real Estate Investment Trusts)	146	7,537
The Mosaic Co. (Chemicals)	584	18,069
The Nasdaq OMX Group, Inc. (Capital Markets)	146	12,660
The Procter & Gamble Co. (Household Products)	2,482	220,103
The Southern Co. (Electric Utilities)	1,606	72,318
The TJX Cos., Inc. (Specialty Retail)	584	64,170
The Travelers Cos., Inc. (Insurance)	438	54,807
The Walt Disney Co. (Entertainment)	1,314	150,887
The Western Union Co. (IT Services)	438	7,902
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,898	46,178
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	146	34,113
Tiffany & Co. (Specialty Retail)	146	16,250
Torchmark Corp. (Insurance)	146	12,360
Tractor Supply Co. (Specialty Retail)	146	13,416
TripAdvisor, Inc.* (Interactive Media & Services)	146	7,612
Twenty-First Century Fox, Inc. - Class A (Entertainment)	1,752	79,751
Twenty-First Century Fox, Inc. - Class B (Entertainment)	730	32,981
Tyson Foods, Inc. - Class A (Food Products)	438	26,245
U.S. Bancorp (Banks)	2,482	129,734
UDR, Inc. (Equity Real Estate Investment Trusts)	146	5,722
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	146	40,080
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	292	6,456
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	292	5,790
Union Pacific Corp. (Road & Rail)	584	85,393
United Continental Holdings, Inc.* (Airlines)	438	37,453
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	584	62,219
United Technologies Corp. (Aerospace & Defense)	1,168	145,077
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	146	17,748
Unum Group (Insurance)	292	10,588
V.F. Corp. (Textiles, Apparel & Luxury Goods)	146	12,100
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	730	66,496
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	146	17,428
Ventas, Inc. (Equity Real Estate Investment Trusts)	584	33,895
Verisk Analytics, Inc.* - Class A (Professional Services)	146	17,497
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,570	375,082
Viacom, Inc. - Class B (Entertainment)	584	18,676
Vornado Realty Trust (Equity Real Estate Investment Trusts)	146	9,940
Vulcan Materials Co. (Construction Materials)	146	14,766
W.W. Grainger, Inc. (Trading Companies & Distributors)	146	41,459
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,314	104,818
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,336	234,253
WEC Energy Group, Inc. (Multi-Utilities)	292	19,973
WellCare Health Plans, Inc.* (Health Care Providers & Services)	146	40,295
Wells Fargo & Co. (Banks)	7,008	373,036
Welltower, Inc. (Equity Real Estate Investment Trusts)	584	38,584
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	438	18,865
WestRock Co. (Containers & Packaging)	438	18,821
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,168	31,104
Whirlpool Corp. (Household Durables)	146	16,025
Willis Towers Watson PLC (Insurance)	146	20,901
Xcel Energy, Inc. (Electric Utilities)	876	42,933
Xerox Corp. (Technology Hardware, Storage & Peripherals)	292	8,138
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	146	12,464
Xylem, Inc. (Machinery)	146	9,575
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	292	26,400
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	146	16,584
Zions Bancorp (Banks)	292	13,739
TOTAL COMMON STOCKS (Cost $16,226,737)		17,690,176

TOTAL INVESTMENT SECURITIES (Cost $16,226,737) - 99.7%		17,690,176
Net other assets (liabilities) - 0.3%		60,080

NET ASSETS - 100.0%		$17,750,256

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$421,776	2.4%
Air Freight & Logistics	130,194	0.7%
Airlines	126,935	0.7%
Auto Components	14,978	0.1%
Automobiles	145,905	0.8%
Banks	1,993,658	11.2%
Beverages	317,495	1.8%
Biotechnology	194,999	1.1%
Building Products	63,573	0.4%
Capital Markets	529,653	3.0%
Chemicals	510,117	2.9%
Commercial Services & Supplies	17,907	0.1%
Communications Equipment	223,031	1.3%
Construction & Engineering	32,881	0.2%
Construction Materials	39,773	0.2%
Consumer Finance	180,387	1.0%
Containers & Packaging	89,603	0.5%
Distributors	32,574	0.2%
Diversified Consumer Services	3,875	NM
Diversified Financial Services	638,792	3.6%
Diversified Telecommunication Services	763,558	4.3%
Electric Utilities	652,173	3.7%
Electrical Equipment	116,012	0.7%
Electronic Equipment, Instruments & Components	17,773	0.1%
Energy Equipment & Services	232,270	1.3%
Entertainment	301,110	1.7%
Equity Real Estate Investment Trusts	553,054	3.1%
Food & Staples Retailing	597,147	3.4%
Food Products	369,891	2.1%
Health Care Equipment & Supplies	268,874	1.5%
Health Care Providers & Services	626,004	3.5%
Hotels, Restaurants & Leisure	215,898	1.2%
Household Durables	67,064	0.4%
Household Products	324,373	1.8%
Independent Power and Renewable Electricity Producers	25,468	0.1%
Industrial Conglomerates	203,518	1.1%
Insurance	674,333	3.8%
Interactive Media & Services	7,612	NM
Internet & Direct Marketing Retail	18,313	0.1%
IT Services	321,511	1.8%
Leisure Products	19,338	0.1%
Life Sciences Tools & Services	64,687	0.4%
Machinery	306,585	1.7%
Media	240,874	1.4%
Metals & Mining	80,195	0.5%
Multiline Retail	152,517	0.9%
Multi-Utilities	319,026	1.8%
Oil, Gas & Consumable Fuels	1,823,301	10.3%
Personal Products	7,702	NM
Pharmaceuticals	944,521	5.3%
Professional Services	86,994	0.5%
Road & Rail	165,434	0.9%
Semiconductors & Semiconductor Equipment	270,814	1.5%
Software	170,820	1.0%
Specialty Retail	437,016	2.5%
Technology Hardware, Storage & Peripherals	140,163	0.8%
Textiles, Apparel & Luxury Goods	133,050	0.7%
Tobacco	201,187	1.1%
Trading Companies & Distributors	48,965	0.3%
Water Utilities	12,925	0.1%
Other**	60,080	0.3%
Total	$17,750,256	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (63.9%)
Aaron’s, Inc. (Specialty Retail)	484	$22,811
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	616	25,564
ACI Worldwide, Inc.* (Software)	792	19,871
Acuity Brands, Inc. (Electrical Equipment)	264	33,169
Adient PLC (Auto Components)	616	18,739
Adtalem Global Education, Inc.* (Diversified Consumer Services)	396	20,049
AECOM Technology Corp.* (Construction & Engineering)	1,100	32,053
AGCO Corp. (Machinery)	484	27,123
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	484	9,457
Alleghany Corp. (Insurance)	88	52,860
Allegheny Technologies, Inc.* (Metals & Mining)	880	22,783
ALLETE, Inc. (Electric Utilities)	352	26,048
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,232	14,673
AMC Networks, Inc.* - Class A (Media)	308	18,043
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	968	38,246
American Eagle Outfitters, Inc. (Specialty Retail)	1,188	27,395
American Financial Group, Inc. (Insurance)	484	48,415
Apergy Corp.* (Energy Equipment & Services)	528	20,587
AptarGroup, Inc. (Containers & Packaging)	440	44,863
Aqua America, Inc. (Water Utilities)	1,232	40,077
ARRIS International PLC* (Communications Equipment)	1,188	29,546
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	616	41,709
ASGN, Inc.* (Professional Services)	352	23,612
Ashland Global Holdings, Inc. (Chemicals)	440	32,551
Aspen Insurance Holdings, Ltd. (Insurance)	396	16,584
Associated Banc-Corp. (Banks)	1,188	27,538
Atmos Energy Corp. (Gas Utilities)	792	73,719
AutoNation, Inc.* (Specialty Retail)	396	16,030
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	308	17,433
Avis Budget Group, Inc.* (Road & Rail)	484	13,610
Avnet, Inc. (Electronic Equipment, Instruments & Components)	792	31,735
BancorpSouth Bank (Banks)	616	17,679
Bank of Hawaii Corp. (Banks)	308	24,160
Bank OZK (Banks)	836	22,873
Bed Bath & Beyond, Inc. (Specialty Retail)	968	13,300
Belden, Inc. (Electronic Equipment, Instruments & Components)	264	14,269
Bemis Co., Inc. (Containers & Packaging)	616	28,194
Big Lots, Inc. (Multiline Retail)	264	10,961
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	132	36,016
Bio-Techne Corp. (Life Sciences Tools & Services)	264	44,278
Black Hills Corp. (Multi-Utilities)	352	20,944
Blackbaud, Inc. (Software)	352	25,245
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	572	15,192
Brinker International, Inc. (Hotels, Restaurants & Leisure)	264	11,444
Brown & Brown, Inc. (Insurance)	1,628	45,877
Brunswick Corp. (Leisure Products)	616	32,026
Cable One, Inc. (Media)	44	39,413
Cabot Corp. (Chemicals)	440	21,419
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,584	15,792
Camden Property Trust (Equity Real Estate Investment Trusts)	660	59,578
Cantel Medical Corp. (Health Care Equipment & Supplies)	264	20,896
Carlisle Cos., Inc. (Industrial Conglomerates)	396	38,250
Carpenter Technology Corp. (Metals & Mining)	308	13,432
Cars.com, Inc.* (Interactive Media & Services)	440	11,488
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	308	29,562
Casey’s General Stores, Inc. (Food & Staples Retailing)	264	33,293
Catalent, Inc.* (Pharmaceuticals)	1,012	40,825
Cathay General Bancorp, Inc. (Banks)	528	19,890
CDK Global, Inc. (Software)	924	52,890
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	352	42,881
Chemed Corp. (Health Care Providers & Services)	132	40,172
Chemical Financial Corp. (Banks)	484	22,680
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	6,380	22,394
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	88	21,966
Ciena Corp.* (Communications Equipment)	1,012	31,635
Cinemark Holdings, Inc. (Entertainment)	748	31,094
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	440	16,474
Clean Harbors, Inc.* (Commercial Services & Supplies)	352	23,950
CNO Financial Group, Inc. (Insurance)	1,144	21,622
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,496	23,412
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,188	50,894
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	176	21,673
Commerce Bancshares, Inc. (Banks)	660	41,976
Commercial Metals Co. (Metals & Mining)	836	15,934
CommVault Systems, Inc.* (Software)	264	15,370
Compass Minerals International, Inc. (Metals & Mining)	220	10,672
Core Laboratories N.V. (Energy Equipment & Services)	308	26,254
Corecivic, Inc. (Equity Real Estate Investment Trusts)	836	18,777
CoreLogic, Inc.* (IT Services)	572	23,235
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	264	24,779
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	704	18,191

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,948	$24,498
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	176	27,928
Crane Co. (Machinery)	352	30,638
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	704	27,329
Cullen/Frost Bankers, Inc. (Banks)	440	43,086
Curtiss-Wright Corp. (Aerospace & Defense)	308	33,714
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,508	32,454
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	704	37,474
Dana Holding Corp. (Auto Components)	1,012	15,757
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	220	27,977
Delphi Technologies PLC (Auto Components)	616	13,207
Deluxe Corp. (Commercial Services & Supplies)	352	16,618
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	440	6,239
Dick’s Sporting Goods, Inc. (Specialty Retail)	528	18,675
Dillard’s, Inc. - Class A (Multiline Retail)	132	9,295
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	308	82,787
Domtar Corp. (Paper & Forest Products)	440	20,376
Donaldson Co., Inc. (Machinery)	880	45,126
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,144	41,401
Dril-Quip, Inc.* (Energy Equipment & Services)	264	11,236
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	572	41,504
Dycom Industries, Inc.* (Construction & Engineering)	220	14,934
Eagle Materials, Inc. (Construction Materials)	352	25,992
East West Bancorp, Inc. (Banks)	1,012	53,070
Eaton Vance Corp. (Capital Markets)	836	37,662
Edgewell Personal Care Co.* (Personal Products)	396	19,000
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	440	16,060
EMCOR Group, Inc. (Construction & Engineering)	396	28,108
Encompass Health Corp. (Health Care Providers & Services)	704	47,379
Energen Corp.* (Oil, Gas & Consumable Fuels)	572	41,167
Energizer Holdings, Inc. (Household Products)	396	23,273
EnerSys (Electrical Equipment)	308	24,508
Ensco PLCADR - Class A (Energy Equipment & Services)	3,036	21,677
EPR Properties (Equity Real Estate Investment Trusts)	528	36,295
Esterline Technologies Corp.* (Aerospace & Defense)	176	20,655
Evercore Partners, Inc. - Class A (Capital Markets)	264	21,566
Exelixis, Inc.* (Biotechnology)	2,068	28,683
F.N.B. Corp. (Banks)	2,244	26,547
FactSet Research Systems, Inc. (Capital Markets)	264	59,073
Fair Isaac Corp.* (Software)	220	42,396
Federated Investors, Inc. - Class B (Capital Markets)	660	16,282
First American Financial Corp. (Insurance)	792	35,109
First Horizon National Corp. (Banks)	2,244	36,218
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	880	27,016
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	528	22,070
Five Below, Inc.* (Specialty Retail)	396	45,073
Flowers Foods, Inc. (Food Products)	1,276	24,640
Fulton Financial Corp. (Banks)	1,232	19,724
GATX Corp. (Trading Companies & Distributors)	264	19,782
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	396	31,375
Gentex Corp. (Auto Components)	1,892	39,826
Genworth Financial, Inc.* - Class A (Insurance)	3,476	14,877
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	528	27,905
Graco, Inc. (Machinery)	1,144	46,481
Graham Holdings Co. - Class B (Diversified Consumer Services)	44	25,566
Granite Construction, Inc. (Construction & Engineering)	308	14,082
Greif, Inc. - Class A (Containers & Packaging)	176	8,325
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,100	10,021
Haemonetics Corp.* (Health Care Equipment & Supplies)	352	36,773
Hancock Holding Co. (Banks)	616	25,847
Hawaiian Electric Industries, Inc. (Electric Utilities)	748	27,900
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	880	24,517
Healthcare Services Group, Inc. (Commercial Services & Supplies)	528	21,432
HealthEquity, Inc.* (Health Care Providers & Services)	396	36,353
Helen of Troy, Ltd.* (Household Durables)	176	21,845
Herman Miller, Inc. (Commercial Services & Supplies)	396	13,048
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	704	30,019
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	484	40,695
HNI Corp. (Commercial Services & Supplies)	308	11,670
Home BancShares, Inc. (Banks)	1,100	20,944

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,144	$29,309
Hubbell, Inc. (Electrical Equipment)	396	40,273
ICU Medical, Inc.* (Health Care Equipment & Supplies)	132	33,624
IDACORP, Inc. (Electric Utilities)	352	32,828
IDEX Corp. (Machinery)	528	66,962
Ingredion, Inc. (Food Products)	484	48,971
Inogen, Inc.* (Health Care Equipment & Supplies)	132	25,023
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	484	25,928
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	880	41,193
Interactive Brokers Group, Inc. - Class A (Capital Markets)	528	26,088
InterDigital, Inc. (Communications Equipment)	264	18,731
International Bancshares Corp. (Banks)	396	15,325
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	176	6,602
ITT, Inc. (Machinery)	616	31,108
j2 Global, Inc. (Software)	308	22,435
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,056	26,115
Jack Henry & Associates, Inc. (IT Services)	528	79,109
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	176	13,892
Janus Henderson Group PLC (Capital Markets)	1,188	29,189
JBG Smith Properties (Equity Real Estate Investment Trusts)	748	28,035
JetBlue Airways Corp.* (Airlines)	2,200	36,806
John Wiley & Sons, Inc. - Class A (Media)	308	16,706
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	308	40,736
KB Home (Household Durables)	616	12,302
KBR, Inc. (Construction & Engineering)	968	19,147
Kemper Corp. (Insurance)	440	33,084
Kennametal, Inc. (Machinery)	572	20,277
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,320	75,345
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	704	48,492
Kirby Corp.* (Marine)	396	28,488
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	880	28,160
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	572	41,939
Lamb Weston Holding, Inc. (Food Products)	1,012	79,099
Lancaster Colony Corp. (Food Products)	132	22,622
Landstar System, Inc. (Road & Rail)	308	30,828
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	748	24,691
Legg Mason, Inc. (Capital Markets)	616	17,384
Leidos Holdings, Inc. (IT Services)	1,056	68,408
LendingTree, Inc.* (Thrifts & Mortgage Finance)	44	8,874
Lennox International, Inc. (Building Products)	264	55,675
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,012	42,372
Life Storage, Inc. (Equity Real Estate Investment Trusts)	308	29,001
LifePoint Health, Inc.* (Health Care Providers & Services)	264	17,123
Lincoln Electric Holdings, Inc. (Machinery)	440	35,600
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	176	31,884
LivaNova PLC* (Health Care Equipment & Supplies)	352	39,420
Live Nation Entertainment, Inc.* (Entertainment)	968	50,626
LiveRamp Holdings, Inc.* (IT Services)	528	24,119
LogMeIn, Inc. (Software)	352	30,314
Louisiana-Pacific Corp. (Paper & Forest Products)	1,012	22,032
Lumentum Holdings, Inc.* (Communications Equipment)	440	24,046
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	616	12,505
Mallinckrodt PLC* (Pharmaceuticals)	572	14,334
Manhattan Associates, Inc.* (Software)	440	21,006
ManpowerGroup, Inc. (Professional Services)	440	33,568
MarketAxess Holdings, Inc. (Capital Markets)	264	55,353
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	264	23,361
Masimo Corp.* (Health Care Equipment & Supplies)	352	40,691
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	704	20,303
MAXIMUS, Inc. (IT Services)	440	28,587
MB Financial, Inc. (Banks)	572	25,391
McDermott International, Inc.* (Energy Equipment & Services)	1,276	9,863
MDU Resources Group, Inc. (Multi-Utilities)	1,364	34,045
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,552	37,923
Medidata Solutions, Inc.* (Health Care Technology)	396	27,839
MEDNAX, Inc.* (Health Care Providers & Services)	660	27,251
Mercury General Corp. (Insurance)	176	10,439
Meredith Corp. (Media)	264	13,612
Minerals Technologies, Inc. (Chemicals)	264	14,454
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	396	29,181
Molina Healthcare, Inc.* (Health Care Providers & Services)	440	55,778
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	264	31,184
MSA Safety, Inc. (Commercial Services & Supplies)	264	27,572
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	308	24,966

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,144	$36,448
Murphy USA, Inc.* (Specialty Retail)	220	17,739
Nabors Industries, Ltd. (Energy Equipment & Services)	2,288	11,371
National Fuel Gas Co. (Gas Utilities)	616	33,443
National Instruments Corp. (Electronic Equipment, Instruments & Components)	792	38,784
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,100	51,425
Navient Corp. (Consumer Finance)	1,628	18,852
NCR Corp.* (Technology Hardware, Storage & Peripherals)	836	22,447
NetScout Systems, Inc.* (Communications Equipment)	484	12,226
New Jersey Resources Corp. (Gas Utilities)	616	27,782
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,432	32,878
NewMarket Corp. (Chemicals)	44	16,982
Nordson Corp. (Machinery)	352	43,180
NorthWestern Corp. (Multi-Utilities)	352	20,684
NOW, Inc.* (Trading Companies & Distributors)	748	9,604
Nu Skin Enterprises, Inc. - Class A (Personal Products)	396	27,807
NuVasive, Inc.* (Health Care Equipment & Supplies)	352	19,772
nVent Electric PLC (Electrical Equipment)	1,144	27,936
NVR, Inc.* (Household Durables)	44	98,517
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,848	18,591
Oceaneering International, Inc.* (Energy Equipment & Services)	704	13,334
OGE Energy Corp. (Electric Utilities)	1,408	50,899
Old Dominion Freight Line, Inc. (Road & Rail)	440	57,384
Old Republic International Corp. (Insurance)	1,980	43,659
Olin Corp. (Chemicals)	1,144	23,109
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	352	32,702
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,408	46,957
ONE Gas, Inc. (Gas Utilities)	352	27,776
Oshkosh Corp. (Machinery)	528	29,642
Owens-Illinois, Inc.* (Containers & Packaging)	1,100	17,237
PacWest Bancorp (Banks)	836	33,958
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	176	9,599
Patterson Cos., Inc. (Health Care Providers & Services)	572	12,916
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,540	25,626
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	836	34,987
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	748	18,161
Perspecta, Inc. (IT Services)	1,012	24,784
Pinnacle Financial Partners, Inc. (Banks)	528	27,614
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,320	8,738
Plantronics, Inc. (Communications Equipment)	220	12,973
PNM Resources, Inc. (Electric Utilities)	572	21,971
Polaris Industries, Inc. (Leisure Products)	396	35,236
PolyOne Corp. (Chemicals)	572	18,481
Pool Corp. (Distributors)	264	38,478
Post Holdings, Inc.* (Food Products)	484	42,795
Potlatch Corp. (Equity Real Estate Investment Trusts)	440	15,950
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	396	38,361
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	352	12,728
Primerica, Inc. (Insurance)	308	33,800
Prosperity Bancshares, Inc. (Banks)	484	31,475
PTC, Inc.* (Software)	748	61,643
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,672	14,898
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,452	23,014
Rayonier, Inc. (Equity Real Estate Investment Trusts)	924	27,905
Realogy Holdings Corp. (Real Estate Management & Development)	880	16,782
Regal Beloit Corp. (Electrical Equipment)	308	22,084
Reinsurance Group of America, Inc. (Insurance)	440	62,642
Reliance Steel & Aluminum Co. (Metals & Mining)	484	38,197
RenaissanceRe Holdings, Ltd. (Insurance)	264	32,250
Resideo Technologies, Inc.* (Building Products)	880	18,524
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	880	14,001
Royal Gold, Inc. (Metals & Mining)	440	33,717
RPM International, Inc. (Chemicals)	924	56,522
Ryder System, Inc. (Road & Rail)	352	19,469
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,232	26,673
Sabre Corp. (IT Services)	1,760	43,384
Sally Beauty Holdings, Inc.* (Specialty Retail)	836	14,889
Sanderson Farms, Inc. (Food Products)	132	12,987
Science Applications International Corp. (IT Services)	308	21,409
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	396	8,815
SEI Investments Co. (Capital Markets)	924	49,388
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,672	26,869
Sensient Technologies Corp. (Chemicals)	308	19,977
Service Corp. International (Diversified Consumer Services)	1,276	52,917
Signature Bank (Banks)	396	43,521
Signet Jewelers, Ltd. (Specialty Retail)	352	19,730
Silgan Holdings, Inc. (Containers & Packaging)	528	12,688

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	308	$25,111
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	484	26,068
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	924	26,399
SLM Corp.* (Consumer Finance)	3,036	30,785
SM Energy Co. (Oil, Gas & Consumable Fuels)	704	17,135
Sonoco Products Co. (Containers & Packaging)	704	38,424
Sotheby’s* - Class A (Diversified Consumer Services)	264	11,088
Southwest Gas Corp. (Gas Utilities)	352	27,199
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,092	21,851
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	880	23,663
Steel Dynamics, Inc. (Metals & Mining)	1,628	64,470
STERIS PLC (Health Care Equipment & Supplies)	572	62,525
Sterling Bancorp (Banks)	1,584	28,480
Stifel Financial Corp. (Capital Markets)	484	22,128
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,056	8,268
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	264	9,911
Syneos Health, Inc.* (Life Sciences Tools & Services)	440	20,077
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	308	23,904
Synovus Financial Corp. (Banks)	836	31,400
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	660	14,692
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	440	24,204
TCF Financial Corp. (Banks)	1,188	24,805
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	264	18,654
TEGNA, Inc. (Media)	1,496	17,264
Teledyne Technologies, Inc.* (Aerospace & Defense)	264	58,418
Teleflex, Inc. (Health Care Equipment & Supplies)	308	74,148
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	660	20,348
Tempur Sealy International, Inc.* (Household Durables)	308	14,233
Tenet Healthcare Corp.* (Health Care Providers & Services)	572	14,718
Teradata Corp.* (IT Services)	836	30,430
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,320	45,473
Terex Corp. (Machinery)	440	14,692
Texas Capital Bancshares, Inc.* (Banks)	352	22,961
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	484	29,263
The Boston Beer Co., Inc.* - Class A (Beverages)	44	13,521
The Brink’s Co. (Commercial Services & Supplies)	352	23,345
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	308	14,889
The Chemours Co. (Chemicals)	1,232	40,668
The Dun & Bradstreet Corp. (Professional Services)	264	37,562
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	836	18,484
The Hain Celestial Group, Inc.* (Food Products)	616	15,326
The Hanover Insurance Group, Inc. (Insurance)	308	34,305
The Michaels Cos., Inc.* (Specialty Retail)	660	10,461
The New York Times Co. - Class A (Media)	968	25,555
The Scotts Miracle-Gro Co. - Class A (Chemicals)	264	17,619
The Timken Co. (Machinery)	484	19,142
The Toro Co. (Machinery)	748	42,135
The Ultimate Software Group, Inc.* (Software)	220	58,659
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,320	22,757
Thor Industries, Inc. (Automobiles)	352	24,513
Toll Brothers, Inc. (Household Durables)	924	31,102
Tootsie Roll Industries, Inc. (Food Products)	132	4,167
Transocean, Ltd.* (Energy Equipment & Services)	2,992	32,942
TreeHouse Foods, Inc.* (Food Products)	396	18,042
TRI Pointe Group, Inc.* (Household Durables)	1,056	12,566
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,760	65,789
Trinity Industries, Inc. (Machinery)	1,012	28,893
Trustmark Corp. (Banks)	484	14,907
Tupperware Brands Corp. (Household Durables)	352	12,355
Tyler Technologies, Inc.* (Software)	264	55,878
UGI Corp. (Gas Utilities)	1,232	65,370
UMB Financial Corp. (Banks)	308	19,666
Umpqua Holdings Corp. (Banks)	1,540	29,568
United Bankshares, Inc. (Banks)	704	23,352
United Natural Foods, Inc.* (Food & Staples Retailing)	352	7,649
United States Steel Corp. (Metals & Mining)	1,232	32,685
United Therapeutics Corp.* (Biotechnology)	308	34,145
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,232	23,580
Urban Edge Properties (Equity Real Estate Investment Trusts)	792	16,228
Urban Outfitters, Inc.* (Specialty Retail)	528	20,835
Valley National Bancorp (Banks)	2,332	23,273
Valmont Industries, Inc. (Construction & Engineering)	176	21,879
Valvoline, Inc. (Chemicals)	1,320	26,294
Vectren Corp. (Multi-Utilities)	572	40,915
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	748	23,607
ViaSat, Inc.* (Communications Equipment)	396	25,249

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	924	$16,909
Visteon Corp.* (Auto Components)	220	17,389
W.R. Berkley Corp. (Insurance)	660	50,094
Wabtec Corp. (Machinery)	616	50,524
Washington Federal, Inc. (Thrifts & Mortgage Finance)	572	16,108
Watsco, Inc. (Trading Companies & Distributors)	220	32,600
Webster Financial Corp. (Banks)	660	38,834
Weight Watchers International, Inc.* (Diversified Consumer Services)	264	17,450
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	836	23,508
Werner Enterprises, Inc. (Road & Rail)	308	9,915
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	528	55,926
WEX, Inc.* (IT Services)	308	54,196
Williams-Sonoma, Inc. (Specialty Retail)	572	33,965
Wintrust Financial Corp. (Banks)	396	30,151
Woodward, Inc. (Machinery)	396	29,161
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	484	15,488
World Wrestling Entertainment, Inc. - Class A (Entertainment)	308	22,358
Worthington Industries, Inc. (Metals & Mining)	264	11,056
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,772	44,464
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	704	25,260
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	704	34,700
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	396	65,855
TOTAL COMMON STOCKS (Cost $7,576,146)		11,490,109

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $5,062,297	$5,062,000	$5,062,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,062,000)		5,062,000

TOTAL INVESTMENT SECURITIES (Cost $12,638,146) - 92.0%		16,552,109
Net other assets (liabilities) - 8.0%		1,437,624

NET ASSETS - 100.0%		$17,989,733

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $396,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	14	12/24/18	$2,556,260	$(303,767)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/18	2.66%	$3,169,665	$38,513
S&P MidCap 400	UBS AG	11/27/18	2.66%	813,616	16,360
				$3,983,281	$54,873

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$112,787	0.6%
Airlines	36,806	0.2%
Auto Components	104,918	0.6%
Automobiles	24,513	0.1%
Banks	866,913	4.8%
Beverages	13,521	0.1%
Biotechnology	62,828	0.3%
Building Products	74,199	0.4%
Capital Markets	334,113	1.9%
Chemicals	288,077	1.6%
Commercial Services & Supplies	146,373	0.8%
Communications Equipment	154,406	0.9%
Construction & Engineering	130,203	0.7%
Construction Materials	25,992	0.1%
Consumer Finance	49,637	0.3%
Containers & Packaging	149,731	0.8%
Distributors	38,478	0.2%
Diversified Consumer Services	127,070	0.7%
Electric Utilities	159,646	0.9%
Electrical Equipment	147,970	0.8%
Electronic Equipment, Instruments & Components	523,520	2.9%
Energy Equipment & Services	201,398	1.1%
Entertainment	104,078	0.6%
Equity Real Estate Investment Trusts	1,000,990	5.7%
Food & Staples Retailing	64,605	0.4%
Food Products	268,649	1.5%
Gas Utilities	255,289	1.4%
Health Care Equipment & Supplies	520,759	2.9%
Health Care Providers & Services	277,254	1.5%
Health Care Technology	42,512	0.2%
Hotels, Restaurants & Leisure	450,248	2.5%
Household Durables	202,920	1.1%
Household Products	23,273	0.1%
Industrial Conglomerates	38,250	0.2%
Insurance	535,617	3.0%
Interactive Media & Services	11,488	0.1%
IT Services	397,661	2.2%
Leisure Products	67,262	0.4%
Life Sciences Tools & Services	181,613	1.0%
Machinery	560,684	3.1%
Marine	28,488	0.2%
Media	130,592	0.7%
Metals & Mining	242,946	1.4%
Multiline Retail	52,958	0.3%
Multi-Utilities	116,588	0.6%
Oil, Gas & Consumable Fuels	359,964	2.0%
Paper & Forest Products	42,408	0.2%
Personal Products	46,807	0.3%
Pharmaceuticals	67,887	0.4%
Professional Services	94,742	0.5%
Real Estate Management & Development	57,518	0.3%
Road & Rail	190,741	1.1%
Semiconductors & Semiconductor Equipment	303,987	1.7%
Software	405,707	2.3%
Specialty Retail	260,903	1.5%
Technology Hardware, Storage & Peripherals	22,447	0.1%
Textiles, Apparel & Luxury Goods	83,938	0.5%
Thrifts & Mortgage Finance	57,860	0.3%
Trading Companies & Distributors	86,952	0.5%
Water Utilities	40,077	0.2%
Wireless Telecommunication Services	20,348	0.1%
Other**	6,499,624	36.1%
Total	$17,989,733	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (101.0%)
ACI Worldwide, Inc.* (Software)	312	$7,828
Adient PLC (Auto Components)	104	3,164
ALLETE, Inc. (Electric Utilities)	156	11,544
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	494	5,884
AMC Networks, Inc.* - Class A (Media)	156	9,138
American Eagle Outfitters, Inc. (Specialty Retail)	546	12,591
Apergy Corp.* (Energy Equipment & Services)	234	9,123
AptarGroup, Inc. (Containers & Packaging)	156	15,906
Aqua America, Inc. (Water Utilities)	598	19,453
ASGN, Inc.* (Professional Services)	286	19,185
BancorpSouth Bank (Banks)	234	6,716
Bank of Hawaii Corp. (Banks)	104	8,158
Bank OZK (Banks)	650	17,784
Belden, Inc. (Electronic Equipment, Instruments & Components)	104	5,621
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	104	28,376
Bio-Techne Corp. (Life Sciences Tools & Services)	208	34,887
Blackbaud, Inc. (Software)	260	18,647
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	442	11,740
Brown & Brown, Inc. (Insurance)	806	22,713
Brunswick Corp. (Leisure Products)	208	10,814
Cable One, Inc. (Media)	26	23,289
Camden Property Trust (Equity Real Estate Investment Trusts)	260	23,470
Cantel Medical Corp. (Health Care Equipment & Supplies)	208	16,463
Carlisle Cos., Inc. (Industrial Conglomerates)	156	15,068
Cars.com, Inc.* (Interactive Media & Services)	182	4,752
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	182	17,468
Catalent, Inc.* (Pharmaceuticals)	780	31,465
Cathay General Bancorp, Inc. (Banks)	260	9,794
CDK Global, Inc. (Software)	702	40,182
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	260	31,673
Chemed Corp. (Health Care Providers & Services)	78	23,738
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	52	12,980
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	338	12,655
CNO Financial Group, Inc. (Insurance)	884	16,708
Cognex Corp. (Electronic Equipment, Instruments & Components)	936	40,098
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	130	16,008
Commerce Bancshares, Inc. (Banks)	260	16,536
CommVault Systems, Inc.* (Software)	104	6,055
Core Laboratories N.V. (Energy Equipment & Services)	104	8,865
CoreLogic, Inc.* (IT Services)	442	17,954
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	208	19,523
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	234	6,047
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,196	9,939
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	52	8,251
Crane Co. (Machinery)	130	11,315
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	260	10,093
Cullen/Frost Bankers, Inc. (Banks)	182	17,821
Curtiss-Wright Corp. (Aerospace & Defense)	130	14,230
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,222	15,813
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	234	12,456
Dana Holding Corp. (Auto Components)	494	7,692
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	78	9,919
Delphi Technologies PLC (Auto Components)	468	10,034
Deluxe Corp. (Commercial Services & Supplies)	130	6,137
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	234	62,897
Donaldson Co., Inc. (Machinery)	416	21,332
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	546	19,760
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	442	32,072
Dycom Industries, Inc.* (Construction & Engineering)	182	12,354
Eagle Materials, Inc. (Construction Materials)	260	19,198
East West Bancorp, Inc. (Banks)	780	40,903
Eaton Vance Corp. (Capital Markets)	650	29,283
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	364	13,286
Encompass Health Corp. (Health Care Providers & Services)	546	36,745
Energizer Holdings, Inc. (Household Products)	130	7,640
Evercore Partners, Inc. - Class A (Capital Markets)	234	19,115
Exelixis, Inc.* (Biotechnology)	1,612	22,359
FactSet Research Systems, Inc. (Capital Markets)	208	46,542
Fair Isaac Corp.* (Software)	156	30,063
Federated Investors, Inc. - Class B (Capital Markets)	520	12,828
First American Financial Corp. (Insurance)	338	14,984
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	676	20,753
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	208	8,694
Five Below, Inc.* (Specialty Retail)	312	35,512
Flowers Foods, Inc. (Food Products)	442	8,535
Gentex Corp. (Auto Components)	910	19,155
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	390	20,612
Graco, Inc. (Machinery)	910	36,973

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Granite Construction, Inc. (Construction & Engineering)	130	$5,944
Haemonetics Corp.* (Health Care Equipment & Supplies)	182	19,014
Hancock Holding Co. (Banks)	208	8,728
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	338	9,417
Healthcare Services Group, Inc. (Commercial Services & Supplies)	390	15,830
HealthEquity, Inc.* (Health Care Providers & Services)	286	26,255
Helen of Troy, Ltd.* (Household Durables)	78	9,681
Herman Miller, Inc. (Commercial Services & Supplies)	312	10,280
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	260	11,086
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	364	30,605
Home BancShares, Inc. (Banks)	416	7,921
Hubbell, Inc. (Electrical Equipment)	156	15,865
ICU Medical, Inc.* (Health Care Equipment & Supplies)	78	19,869
IDACORP, Inc. (Electric Utilities)	156	14,548
IDEX Corp. (Machinery)	416	52,756
Ingredion, Inc. (Food Products)	182	18,415
Inogen, Inc.* (Health Care Equipment & Supplies)	104	19,715
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	234	12,535
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	702	32,861
Interactive Brokers Group, Inc. - Class A (Capital Markets)	416	20,555
InterDigital, Inc. (Communications Equipment)	182	12,913
ITT, Inc. (Machinery)	260	13,130
j2 Global, Inc. (Software)	260	18,938
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	832	20,575
Jack Henry & Associates, Inc. (IT Services)	416	62,329
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	104	8,209
Janus Henderson Group PLC (Capital Markets)	910	22,359
John Wiley & Sons, Inc. - Class A (Media)	104	5,641
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	156	20,632
KB Home (Household Durables)	468	9,346
Kemper Corp. (Insurance)	338	25,414
Kennametal, Inc. (Machinery)	182	6,452
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	494	28,198
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	338	23,281
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	338	10,816
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	468	34,313
Lamb Weston Holding, Inc. (Food Products)	780	60,964
Lancaster Colony Corp. (Food Products)	52	8,912
Landstar System, Inc. (Road & Rail)	156	15,614
LendingTree, Inc.* (Thrifts & Mortgage Finance)	52	10,488
Lennox International, Inc. (Building Products)	208	43,865
Liberty Property Trust (Equity Real Estate Investment Trusts)	390	16,329
Life Storage, Inc. (Equity Real Estate Investment Trusts)	130	12,241
Lincoln Electric Holdings, Inc. (Machinery)	182	14,726
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	130	23,551
LivaNova PLC* (Health Care Equipment & Supplies)	260	29,117
Live Nation Entertainment, Inc.* (Entertainment)	754	39,434
LiveRamp Holdings, Inc.* (IT Services)	182	8,314
LogMeIn, Inc. (Software)	286	24,630
Louisiana-Pacific Corp. (Paper & Forest Products)	780	16,981
Lumentum Holdings, Inc.* (Communications Equipment)	182	9,946
Manhattan Associates, Inc.* (Software)	208	9,930
MarketAxess Holdings, Inc. (Capital Markets)	208	43,611
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	234	20,707
Masimo Corp.* (Health Care Equipment & Supplies)	260	30,056
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	234	6,749
MAXIMUS, Inc. (IT Services)	338	21,960
MB Financial, Inc. (Banks)	234	10,387
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,092	16,227
Medidata Solutions, Inc.* (Health Care Technology)	312	21,933
Meredith Corp. (Media)	130	6,703
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	286	21,075
Molina Healthcare, Inc.* (Health Care Providers & Services)	156	19,776
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	208	24,569
MSA Safety, Inc. (Commercial Services & Supplies)	130	13,577
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	104	8,430
National Instruments Corp. (Electronic Equipment, Instruments & Components)	598	29,284
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	338	15,802
NewMarket Corp. (Chemicals)	26	10,035
Nordson Corp. (Machinery)	286	35,084
Nu Skin Enterprises, Inc. - Class A (Personal Products)	130	9,129
NuVasive, Inc.* (Health Care Equipment & Supplies)	156	8,763
NVR, Inc.* (Household Durables)	26	58,216

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Old Dominion Freight Line, Inc. (Road & Rail)	364	$47,473
Olin Corp. (Chemicals)	520	10,504
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	286	26,569
ONE Gas, Inc. (Gas Utilities)	130	10,258
Oshkosh Corp. (Machinery)	182	10,217
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	52	2,836
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	572	13,888
Perspecta, Inc. (IT Services)	390	9,551
Pinnacle Financial Partners, Inc. (Banks)	234	12,238
Plantronics, Inc. (Communications Equipment)	104	6,133
PNM Resources, Inc. (Electric Utilities)	260	9,987
Polaris Industries, Inc. (Leisure Products)	312	27,762
PolyOne Corp. (Chemicals)	286	9,241
Pool Corp. (Distributors)	208	30,316
Potlatch Corp. (Equity Real Estate Investment Trusts)	208	7,540
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	312	30,223
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	182	6,581
Primerica, Inc. (Insurance)	234	25,678
PTC, Inc.* (Software)	338	27,855
Rayonier, Inc. (Equity Real Estate Investment Trusts)	416	12,563
Realogy Holdings Corp. (Real Estate Management & Development)	156	2,975
RenaissanceRe Holdings, Ltd. (Insurance)	104	12,705
Resideo Technologies, Inc.* (Building Products)	390	8,210
Royal Gold, Inc. (Metals & Mining)	364	27,893
RPM International, Inc. (Chemicals)	312	19,085
Sabre Corp. (IT Services)	572	14,100
Sanderson Farms, Inc. (Food Products)	78	7,674
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	286	6,366
SEI Investments Co. (Capital Markets)	702	37,522
Sensient Technologies Corp. (Chemicals)	104	6,745
Service Corp. International (Diversified Consumer Services)	988	40,972
Signature Bank (Banks)	104	11,430
Silgan Holdings, Inc. (Containers & Packaging)	182	4,373
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	234	19,078
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	390	21,005
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	728	20,800
SLM Corp.* (Consumer Finance)	1,612	16,346
Sotheby’s* - Class A (Diversified Consumer Services)	208	8,736
Southwest Gas Corp. (Gas Utilities)	130	10,045
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	676	18,177
STERIS PLC (Health Care Equipment & Supplies)	286	31,263
Sterling Bancorp (Banks)	806	14,492
Synovus Financial Corp. (Banks)	624	23,437
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	208	4,630
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	156	8,582
Teledyne Technologies, Inc.* (Aerospace & Defense)	182	40,273
Teleflex, Inc. (Health Care Equipment & Supplies)	260	62,592
Tempur Sealy International, Inc.* (Household Durables)	104	4,806
Tenet Healthcare Corp.* (Health Care Providers & Services)	182	4,683
Teradata Corp.* (IT Services)	416	15,142
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,014	34,932
Terex Corp. (Machinery)	156	5,209
Texas Capital Bancshares, Inc.* (Banks)	260	16,960
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	234	14,148
The Boston Beer Co., Inc.* - Class A (Beverages)	26	7,990
The Brink’s Co. (Commercial Services & Supplies)	286	18,969
The Chemours Co. (Chemicals)	962	31,756
The Dun & Bradstreet Corp. (Professional Services)	104	14,797
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	364	8,048
The Hain Celestial Group, Inc.* (Food Products)	182	4,528
The New York Times Co. - Class A (Media)	754	19,906
The Scotts Miracle-Gro Co. - Class A (Chemicals)	104	6,941
The Timken Co. (Machinery)	208	8,226
The Toro Co. (Machinery)	572	32,221
The Ultimate Software Group, Inc.* (Software)	156	41,595
The Wendy’s Co. (Hotels, Restaurants & Leisure)	520	8,965
Thor Industries, Inc. (Automobiles)	260	18,106
Toll Brothers, Inc. (Household Durables)	728	24,504
Tootsie Roll Industries, Inc. (Food Products)	52	1,642
TRI Pointe Group, Inc.* (Household Durables)	832	9,901
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,352	50,539
Tupperware Brands Corp. (Household Durables)	104	3,650
Tyler Technologies, Inc.* (Software)	208	44,026
United Therapeutics Corp.* (Biotechnology)	156	17,294
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	442	8,460
Urban Edge Properties (Equity Real Estate Investment Trusts)	338	6,926
Valmont Industries, Inc. (Construction & Engineering)	52	6,464
Valvoline, Inc. (Chemicals)	624	12,430

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vectren Corp. (Multi-Utilities)	286	$20,458
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	598	18,873
ViaSat, Inc.* (Communications Equipment)	104	6,631
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	338	6,185
Visteon Corp.* (Auto Components)	156	12,330
Wabtec Corp. (Machinery)	182	14,928
Washington Federal, Inc. (Thrifts & Mortgage Finance)	182	5,125
Watsco, Inc. (Trading Companies & Distributors)	78	11,558
Webster Financial Corp. (Banks)	286	16,828
Weight Watchers International, Inc.* (Diversified Consumer Services)	130	8,593
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	260	7,311
Werner Enterprises, Inc. (Road & Rail)	130	4,185
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	234	24,785
WEX, Inc.* (IT Services)	234	41,175
Wintrust Financial Corp. (Banks)	156	11,878
Woodward, Inc. (Machinery)	156	11,488
World Wrestling Entertainment, Inc. - Class A (Entertainment)	234	16,986
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	546	19,590
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	546	26,912
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	286	47,562
TOTAL COMMON STOCKS (Cost $3,049,488)		4,550,963

TOTAL INVESTMENT SECURITIES (Cost $3,049,488) - 101.0%		4,550,963
Net other assets (liabilities) - (1.0)%		(44,282)

NET ASSETS - 100.0%		$4,506,681

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$54,503	1.2%
Auto Components	52,375	1.2%
Automobiles	18,106	0.4%
Banks	252,011	5.6%
Beverages	7,990	0.2%
Biotechnology	39,653	0.9%
Building Products	52,075	1.2%
Capital Markets	231,815	5.1%
Chemicals	106,737	2.4%
Commercial Services & Supplies	64,793	1.4%
Communications Equipment	35,623	0.8%
Construction & Engineering	24,762	0.5%
Construction Materials	19,198	0.4%
Consumer Finance	16,346	0.4%
Containers & Packaging	20,279	0.4%
Distributors	30,316	0.7%
Diversified Consumer Services	58,301	1.3%
Electric Utilities	36,079	0.8%
Electrical Equipment	15,865	0.4%
Electronic Equipment, Instruments & Components	267,620	5.9%
Energy Equipment & Services	17,989	0.4%
Entertainment	56,420	1.3%
Equity Real Estate Investment Trusts	314,703	7.0%
Food & Staples Retailing	18,178	0.4%
Food Products	110,671	2.5%
Gas Utilities	20,303	0.5%
Health Care Equipment & Supplies	325,388	7.1%
Health Care Providers & Services	111,197	2.5%
Health Care Technology	27,817	0.6%
Hotels, Restaurants & Leisure	283,852	6.3%
Household Durables	120,104	2.7%
Household Products	7,640	0.2%
Industrial Conglomerates	15,068	0.3%
Insurance	118,202	2.6%
Interactive Media & Services	4,752	0.1%
IT Services	190,525	4.2%
Leisure Products	38,576	0.9%
Life Sciences Tools & Services	125,159	2.8%
Machinery	274,058	6.1%
Media	64,677	1.4%
Metals & Mining	27,893	0.6%
Multiline Retail	26,569	0.6%
Multi-Utilities	20,458	0.5%
Oil, Gas & Consumable Fuels	6,749	0.1%
Paper & Forest Products	16,981	0.4%
Personal Products	9,129	0.2%
Pharmaceuticals	38,046	0.8%
Professional Services	33,982	0.8%
Real Estate Management & Development	23,607	0.5%
Road & Rail	78,088	1.7%
Semiconductors & Semiconductor Equipment	198,643	4.4%
Software	269,748	6.0%
Specialty Retail	48,103	1.1%
Textiles, Apparel & Luxury Goods	48,187	1.1%
Thrifts & Mortgage Finance	15,613	0.3%
Trading Companies & Distributors	19,988	0.4%
Water Utilities	19,453	0.4%
Other**	(44,282)	(1.0)%
Total	$4,506,681	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (100.4%)
Aaron’s, Inc. (Specialty Retail)	351	$16,543
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	459	19,049
ACI Worldwide, Inc.* (Software)	297	7,452
Acuity Brands, Inc. (Electrical Equipment)	216	27,138
Adient PLC (Auto Components)	351	10,677
Adtalem Global Education, Inc.* (Diversified Consumer Services)	324	16,405
AECOM Technology Corp.* (Construction & Engineering)	837	24,390
AGCO Corp. (Machinery)	351	19,670
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	351	6,859
Alleghany Corp. (Insurance)	81	48,656
Allegheny Technologies, Inc.* (Metals & Mining)	648	16,777
ALLETE, Inc. (Electric Utilities)	135	9,990
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	432	5,145
AMC Networks, Inc.* - Class A (Media)	81	4,745
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	729	28,803
American Eagle Outfitters, Inc. (Specialty Retail)	351	8,094
American Financial Group, Inc. (Insurance)	378	37,811
Apergy Corp.* (Energy Equipment & Services)	189	7,369
AptarGroup, Inc. (Containers & Packaging)	162	16,518
Aqua America, Inc. (Water Utilities)	351	11,418
ARRIS International PLC* (Communications Equipment)	891	22,159
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	459	31,078
Ashland Global Holdings, Inc. (Chemicals)	324	23,970
Aspen Insurance Holdings, Ltd. (Insurance)	324	13,569
Associated Banc-Corp. (Banks)	891	20,653
Atmos Energy Corp. (Gas Utilities)	594	55,290
AutoNation, Inc.* (Specialty Retail)	297	12,023
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	243	13,754
Avis Budget Group, Inc.* (Road & Rail)	351	9,870
Avnet, Inc. (Electronic Equipment, Instruments & Components)	594	23,802
BancorpSouth Bank (Banks)	243	6,974
Bank of Hawaii Corp. (Banks)	108	8,472
Bed Bath & Beyond, Inc. (Specialty Retail)	729	10,016
Belden, Inc. (Electronic Equipment, Instruments & Components)	108	5,837
Bemis Co., Inc. (Containers & Packaging)	486	22,244
Big Lots, Inc. (Multiline Retail)	216	8,969
Black Hills Corp. (Multi-Utilities)	270	16,065
Brinker International, Inc. (Hotels, Restaurants & Leisure)	216	9,364
Brown & Brown, Inc. (Insurance)	432	12,174
Brunswick Corp. (Leisure Products)	243	12,634
Cable One, Inc. (Media)	27	24,186
Cabot Corp. (Chemicals)	324	15,772
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,188	11,844
Camden Property Trust (Equity Real Estate Investment Trusts)	216	19,498
Carlisle Cos., Inc. (Industrial Conglomerates)	162	15,648
Carpenter Technology Corp. (Metals & Mining)	243	10,597
Cars.com, Inc.* (Interactive Media & Services)	162	4,230
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	81	7,774
Casey’s General Stores, Inc. (Food & Staples Retailing)	189	23,835
Cathay General Bancorp, Inc. (Banks)	162	6,103
Chemical Financial Corp. (Banks)	378	17,713
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	4,779	16,774
Ciena Corp.* (Communications Equipment)	756	23,633
Cinemark Holdings, Inc. (Entertainment)	567	23,570
Clean Harbors, Inc.* (Commercial Services & Supplies)	270	18,371
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,107	17,325
Commerce Bancshares, Inc. (Banks)	243	15,455
Commercial Metals Co. (Metals & Mining)	621	11,836
CommVault Systems, Inc.* (Software)	108	6,288
Compass Minerals International, Inc. (Metals & Mining)	189	9,168
Core Laboratories N.V. (Energy Equipment & Services)	135	11,507
Corecivic, Inc. (Equity Real Estate Investment Trusts)	621	13,948
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	297	7,674
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,026	8,526
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	81	12,852
Crane Co. (Machinery)	162	14,100
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	297	11,530
Cullen/Frost Bankers, Inc. (Banks)	162	15,863
Curtiss-Wright Corp. (Aerospace & Defense)	108	11,822
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	729	9,433
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	297	15,809
Dana Holding Corp. (Auto Components)	270	4,204
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	81	10,301
Deluxe Corp. (Commercial Services & Supplies)	135	6,373
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	351	4,977
Dick’s Sporting Goods, Inc. (Specialty Retail)	405	14,325
Dillard’s, Inc. - Class A (Multiline Retail)	108	7,605
Domtar Corp. (Paper & Forest Products)	324	15,004
Donaldson Co., Inc. (Machinery)	270	13,846
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	324	11,726

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dril-Quip, Inc.* (Energy Equipment & Services)	189	$8,044
Edgewell Personal Care Co.* (Personal Products)	270	12,954
EMCOR Group, Inc. (Construction & Engineering)	297	21,081
Energen Corp.* (Oil, Gas & Consumable Fuels)	432	31,091
Energizer Holdings, Inc. (Household Products)	162	9,521
EnerSys (Electrical Equipment)	216	17,187
Ensco PLCADR - Class A (Energy Equipment & Services)	2,295	16,386
EPR Properties (Equity Real Estate Investment Trusts)	378	25,984
Esterline Technologies Corp.* (Aerospace & Defense)	135	15,843
F.N.B. Corp. (Banks)	1,701	20,123
First American Financial Corp. (Insurance)	270	11,969
First Horizon National Corp. (Banks)	1,701	27,454
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	189	7,900
Flowers Foods, Inc. (Food Products)	540	10,427
Fulton Financial Corp. (Banks)	918	14,697
GATX Corp. (Trading Companies & Distributors)	189	14,162
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	324	25,670
Gentex Corp. (Auto Components)	540	11,367
Genworth Financial, Inc.* - Class A (Insurance)	2,619	11,209
Graham Holdings Co. - Class B (Diversified Consumer Services)	27	15,688
Granite Construction, Inc. (Construction & Engineering)	108	4,938
Greif, Inc. - Class A (Containers & Packaging)	135	6,386
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	837	7,625
Haemonetics Corp.* (Health Care Equipment & Supplies)	108	11,283
Hancock Holding Co. (Banks)	243	10,196
Hawaiian Electric Industries, Inc. (Electric Utilities)	567	21,149
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	324	9,027
Helen of Troy, Ltd.* (Household Durables)	81	10,054
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	297	12,664
HNI Corp. (Commercial Services & Supplies)	216	8,184
Home BancShares, Inc. (Banks)	432	8,225
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	864	22,136
Hubbell, Inc. (Electrical Equipment)	135	13,730
IDACORP, Inc. (Electric Utilities)	135	12,590
Ingredion, Inc. (Food Products)	189	19,123
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	135	7,232
International Bancshares Corp. (Banks)	297	11,494
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	135	5,064
ITT, Inc. (Machinery)	216	10,908
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	54	4,262
JBG Smith Properties (Equity Real Estate Investment Trusts)	567	21,251
JetBlue Airways Corp.* (Airlines)	1,647	27,554
John Wiley & Sons, Inc. - Class A (Media)	135	7,322
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	81	10,713
KBR, Inc. (Construction & Engineering)	729	14,420
Kennametal, Inc. (Machinery)	243	8,614
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	513	29,282
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	216	14,878
Kirby Corp.* (Marine)	270	19,424
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	324	10,368
Lancaster Colony Corp. (Food Products)	54	9,255
Landstar System, Inc. (Road & Rail)	54	5,405
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	567	18,717
Legg Mason, Inc. (Capital Markets)	459	12,953
Leidos Holdings, Inc. (IT Services)	783	50,723
Liberty Property Trust (Equity Real Estate Investment Trusts)	405	16,957
Life Storage, Inc. (Equity Real Estate Investment Trusts)	108	10,169
LifePoint Health, Inc.* (Health Care Providers & Services)	216	14,010
Lincoln Electric Holdings, Inc. (Machinery)	162	13,107
LiveRamp Holdings, Inc.* (IT Services)	216	9,867
Lumentum Holdings, Inc.* (Communications Equipment)	162	8,853
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	486	9,866
Mallinckrodt PLC* (Pharmaceuticals)	432	10,826
Manhattan Associates, Inc.* (Software)	135	6,445
ManpowerGroup, Inc. (Professional Services)	351	26,777
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	297	8,565
MB Financial, Inc. (Banks)	216	9,588
McDermott International, Inc.* (Energy Equipment & Services)	945	7,305
MDU Resources Group, Inc. (Multi-Utilities)	1,026	25,609
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	864	12,839
MEDNAX, Inc.* (Health Care Providers & Services)	486	20,067
Mercury General Corp. (Insurance)	135	8,007
Meredith Corp. (Media)	81	4,176
Minerals Technologies, Inc. (Chemicals)	189	10,348
Molina Healthcare, Inc.* (Health Care Providers & Services)	162	20,536
MSA Safety, Inc. (Commercial Services & Supplies)	54	5,640

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	135	$10,943
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	864	27,527
Murphy USA, Inc.* (Specialty Retail)	162	13,062
Nabors Industries, Ltd. (Energy Equipment & Services)	1,701	8,454
National Fuel Gas Co. (Gas Utilities)	459	24,919
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	486	22,721
Navient Corp. (Consumer Finance)	1,242	14,382
NCR Corp.* (Technology Hardware, Storage & Peripherals)	621	16,674
NetScout Systems, Inc.* (Communications Equipment)	378	9,548
New Jersey Resources Corp. (Gas Utilities)	459	20,701
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,565	24,573
NewMarket Corp. (Chemicals)	27	10,421
NorthWestern Corp. (Multi-Utilities)	270	15,865
NOW, Inc.* (Trading Companies & Distributors)	567	7,280
Nu Skin Enterprises, Inc. - Class A (Personal Products)	162	11,376
NuVasive, Inc.* (Health Care Equipment & Supplies)	108	6,066
nVent Electric PLC (Electrical Equipment)	864	21,099
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,404	14,124
Oceaneering International, Inc.* (Energy Equipment & Services)	513	9,716
OGE Energy Corp. (Electric Utilities)	1,053	38,067
Old Republic International Corp. (Insurance)	1,485	32,744
Olin Corp. (Chemicals)	378	7,636
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,053	35,117
ONE Gas, Inc. (Gas Utilities)	162	12,783
Oshkosh Corp. (Machinery)	189	10,610
Owens-Illinois, Inc.* (Containers & Packaging)	837	13,116
PacWest Bancorp (Banks)	648	26,322
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	81	4,418
Patterson Cos., Inc. (Health Care Providers & Services)	432	9,755
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,161	19,320
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	621	25,989
Perspecta, Inc. (IT Services)	351	8,596
Pinnacle Financial Partners, Inc. (Banks)	162	8,473
Pitney Bowes, Inc. (Commercial Services & Supplies)	972	6,435
Plantronics, Inc. (Communications Equipment)	81	4,777
PNM Resources, Inc. (Electric Utilities)	162	6,222
PolyOne Corp. (Chemicals)	162	5,234
Post Holdings, Inc.* (Food Products)	351	31,034
Potlatch Corp. (Equity Real Estate Investment Trusts)	108	3,915
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	81	2,929
Prosperity Bancshares, Inc. (Banks)	351	22,826
PTC, Inc.* (Software)	216	17,800
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,242	11,066
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,080	17,118
Rayonier, Inc. (Equity Real Estate Investment Trusts)	270	8,154
Realogy Holdings Corp. (Real Estate Management & Development)	513	9,783
Regal Beloit Corp. (Electrical Equipment)	216	15,487
Reinsurance Group of America, Inc. (Insurance)	324	46,129
Reliance Steel & Aluminum Co. (Metals & Mining)	378	29,832
RenaissanceRe Holdings, Ltd. (Insurance)	108	13,193
Resideo Technologies, Inc.* (Building Products)	280	5,894
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	675	10,739
RPM International, Inc. (Chemicals)	405	24,773
Ryder System, Inc. (Road & Rail)	270	14,934
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	945	20,459
Sabre Corp. (IT Services)	756	18,635
Sally Beauty Holdings, Inc.* (Specialty Retail)	621	11,060
Sanderson Farms, Inc. (Food Products)	27	2,657
Science Applications International Corp. (IT Services)	216	15,014
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,242	19,959
Sensient Technologies Corp. (Chemicals)	135	8,756
Signature Bank (Banks)	189	20,771
Signet Jewelers, Ltd. (Specialty Retail)	270	15,134
Silgan Holdings, Inc. (Containers & Packaging)	243	5,839
SLM Corp.* (Consumer Finance)	729	7,392
SM Energy Co. (Oil, Gas & Consumable Fuels)	540	13,144
Sonoco Products Co. (Containers & Packaging)	513	27,999
Southwest Gas Corp. (Gas Utilities)	135	10,431
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,078	16,437
Steel Dynamics, Inc. (Metals & Mining)	1,242	49,183
STERIS PLC (Health Care Equipment & Supplies)	162	17,708
Sterling Bancorp (Banks)	405	7,282
Stifel Financial Corp. (Capital Markets)	378	17,282
Superior Energy Services, Inc.* (Energy Equipment & Services)	810	6,342
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	189	7,095
Syneos Health, Inc.* (Life Sciences Tools & Services)	324	14,784

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	216	$16,764
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	297	6,611
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	189	10,397
TCF Financial Corp. (Banks)	891	18,604
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	189	13,355
TEGNA, Inc. (Media)	1,134	13,086
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	486	14,983
Tempur Sealy International, Inc.* (Household Durables)	135	6,238
Tenet Healthcare Corp.* (Health Care Providers & Services)	243	6,252
Teradata Corp.* (IT Services)	243	8,845
Terex Corp. (Machinery)	189	6,311
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	108	6,530
The Boston Beer Co., Inc.* - Class A (Beverages)	27	8,297
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	216	10,441
The Dun & Bradstreet Corp. (Professional Services)	81	11,525
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	297	6,567
The Hain Celestial Group, Inc.* (Food Products)	270	6,718
The Hanover Insurance Group, Inc. (Insurance)	216	24,058
The Michaels Cos., Inc.* (Specialty Retail)	513	8,131
The Scotts Miracle-Gro Co. - Class A (Chemicals)	108	7,208
The Timken Co. (Machinery)	162	6,407
The Wendy’s Co. (Hotels, Restaurants & Leisure)	486	8,379
Tootsie Roll Industries, Inc. (Food Products)	54	1,705
Transocean, Ltd.* (Energy Equipment & Services)	2,241	24,674
TreeHouse Foods, Inc.* (Food Products)	297	13,531
Trinity Industries, Inc. (Machinery)	783	22,356
Trustmark Corp. (Banks)	351	10,811
Tupperware Brands Corp. (Household Durables)	162	5,686
UGI Corp. (Gas Utilities)	918	48,709
UMB Financial Corp. (Banks)	243	15,516
Umpqua Holdings Corp. (Banks)	1,161	22,291
United Bankshares, Inc. (Banks)	540	17,912
United Natural Foods, Inc.* (Food & Staples Retailing)	270	5,867
United States Steel Corp. (Metals & Mining)	918	24,355
United Therapeutics Corp.* (Biotechnology)	81	8,980
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	486	9,302
Urban Edge Properties (Equity Real Estate Investment Trusts)	270	5,532
Urban Outfitters, Inc.* (Specialty Retail)	405	15,981
Valley National Bancorp (Banks)	1,728	17,245
Valmont Industries, Inc. (Construction & Engineering)	81	10,069
Valvoline, Inc. (Chemicals)	405	8,068
Vectren Corp. (Multi-Utilities)	162	11,588
ViaSat, Inc.* (Communications Equipment)	189	12,051
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	351	6,423
W.R. Berkley Corp. (Insurance)	513	38,937
Wabtec Corp. (Machinery)	270	22,146
Washington Federal, Inc. (Thrifts & Mortgage Finance)	270	7,603
Watsco, Inc. (Trading Companies & Distributors)	81	12,003
Webster Financial Corp. (Banks)	216	12,709
Weight Watchers International, Inc.* (Diversified Consumer Services)	81	5,354
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	378	10,629
Werner Enterprises, Inc. (Road & Rail)	108	3,477
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	135	14,299
Williams-Sonoma, Inc. (Specialty Retail)	432	25,651
Wintrust Financial Corp. (Banks)	135	10,279
Woodward, Inc. (Machinery)	135	9,941
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	351	11,232
Worthington Industries, Inc. (Metals & Mining)	216	9,046
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,079	33,347
TOTAL COMMON STOCKS (Cost $3,072,880)		4,223,980

TOTAL INVESTMENT SECURITIES (Cost $3,072,880) - 100.4%		4,223,980
Net other assets (liabilities) - (0.4)%		(17,950)

NET ASSETS - 100.0%		$4,206,030

*         Non-income producing security.

ADR     American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$27,665	0.7%
Airlines	27,554	0.7%
Auto Components	26,248	0.6%
Banks	404,050	9.5%
Beverages	8,297	0.2%
Biotechnology	8,980	0.2%
Building Products	5,894	0.1%
Capital Markets	30,235	0.7%
Chemicals	122,186	2.9%
Commercial Services & Supplies	45,003	1.1%
Communications Equipment	81,021	1.9%
Construction & Engineering	74,898	1.8%
Consumer Finance	21,774	0.5%
Containers & Packaging	92,102	2.2%
Diversified Consumer Services	37,447	0.9%
Electric Utilities	88,018	2.1%
Electrical Equipment	94,641	2.3%
Electronic Equipment, Instruments & Components	126,542	3.0%
Energy Equipment & Services	134,833	3.2%
Entertainment	23,570	0.6%
Equity Real Estate Investment Trusts	446,693	10.5%
Food & Staples Retailing	29,702	0.7%
Food Products	94,451	2.2%
Gas Utilities	172,833	4.0%
Health Care Equipment & Supplies	70,342	1.7%
Health Care Providers & Services	89,669	2.1%
Health Care Technology	5,145	0.1%
Hotels, Restaurants & Leisure	61,310	1.5%
Household Durables	21,978	0.5%
Household Products	9,521	0.2%
Industrial Conglomerates	15,648	0.4%
Insurance	298,455	7.0%
Interactive Media & Services	4,230	0.1%
IT Services	111,680	2.7%
Leisure Products	12,634	0.3%
Life Sciences Tools & Services	14,784	0.4%
Machinery	158,016	3.8%
Marine	19,424	0.5%
Media	53,515	1.3%
Metals & Mining	160,794	3.8%
Multiline Retail	16,574	0.4%
Multi-Utilities	69,127	1.6%
Oil, Gas & Consumable Fuels	263,208	6.2%
Paper & Forest Products	15,004	0.4%
Personal Products	24,330	0.6%
Pharmaceuticals	13,755	0.3%
Professional Services	38,302	0.9%
Real Estate Management & Development	20,496	0.5%
Road & Rail	69,724	1.7%
Semiconductors & Semiconductor Equipment	35,958	0.9%
Software	37,985	0.9%
Specialty Retail	150,021	3.6%
Technology Hardware, Storage & Peripherals	16,674	0.4%
Textiles, Apparel & Luxury Goods	18,075	0.4%
Thrifts & Mortgage Finance	32,176	0.8%
Trading Companies & Distributors	44,388	1.1%
Water Utilities	11,418	0.3%
Wireless Telecommunication Services	14,983	0.4%
Other**	(17,950)	(0.4)%
Total	$4,206,030	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (27.3%)
Sprint Corp.* (Wireless Telecommunication Services)	7,284	$44,578
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,181	36,410
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,008	274,749
Verizon Communications, Inc. (Diversified Telecommunication Services)	52,871	3,018,405
TOTAL COMMON STOCKS (Cost $2,821,403)		3,374,142

	Principal Amount	Value
Repurchase Agreements(a)(b) (20.8%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $2,563,150	$2,563,000	$2,563,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,563,000)		2,563,000

TOTAL INVESTMENT SECURITIES (Cost $5,384,403) - 48.1%		5,937,142
Net other assets (liabilities) - 51.9%		6,412,749

NET ASSETS - 100.0%		$12,349,891

*         Non-income producing security.

(a)      The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $197,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	11/23/18	2.71%	$3,467,348	$(39,112)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	11/23/18	2.56%	11,612,841	(32,207)
				$15,080,189	$(71,319)

(1)      Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)      Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Diversified Telecommunication Services	$3,018,405	24.4%
Wireless Telecommunication Services	355,737	2.9%
Other**	8,975,749	72.7%
Total	$12,349,891	100.0%

**      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Nasdaq-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (73.4%)
Activision Blizzard, Inc. (Entertainment)	5,088	$351,326
Adobe Systems, Inc.* (Software)	3,264	802,161
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,504	168,553
Align Technology, Inc.* (Health Care Equipment & Supplies)	544	120,333
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,984	2,163,711
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,336	2,515,335
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,264	5,215,904
American Airlines Group, Inc. (Airlines)	3,072	107,766
Amgen, Inc. (Biotechnology)	4,320	832,854
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,496	208,940
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,288	7,066,551
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,560	215,693
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	480	82,733
Autodesk, Inc.* (Software)	1,472	190,256
Automatic Data Processing, Inc. (IT Services)	2,944	424,172
Baidu, Inc.*ADR (Interactive Media & Services)	1,888	358,833
Biogen, Inc.* (Biotechnology)	1,344	408,939
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,184	109,129
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	320	599,865
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,880	643,651
CA, Inc. (Software)	2,784	123,498
Cadence Design Systems, Inc.* (Software)	1,888	84,148
Celgene Corp.* (Biotechnology)	4,704	336,806
Cerner Corp.* (Health Care Technology)	2,208	126,474
Charter Communications, Inc.* - Class A (Media)	1,536	492,088
Check Point Software Technologies, Ltd.* (Software)	1,056	117,216
Cintas Corp. (Commercial Services & Supplies)	704	128,036
Cisco Systems, Inc. (Communications Equipment)	31,424	1,437,648
Citrix Systems, Inc.* (Software)	896	91,813
Cognizant Technology Solutions Corp. (IT Services)	3,872	267,284
Comcast Corp. - Class A (Media)	30,560	1,165,559
Costco Wholesale Corp. (Food & Staples Retailing)	2,944	673,087
CSX Corp. (Road & Rail)	5,728	394,430
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,104	103,301
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,472	50,975
Dollar Tree, Inc.* (Multiline Retail)	1,600	134,880
eBay, Inc.* (Internet & Direct Marketing Retail)	6,624	192,295
Electronic Arts, Inc.* (Entertainment)	2,048	186,327
Expedia, Inc. (Internet & Direct Marketing Retail)	928	116,399
Express Scripts Holding Co.* (Health Care Providers & Services)	3,744	363,056
Facebook, Inc.* - Class A (Interactive Media & Services)	16,128	2,448,069
Fastenal Co. (Trading Companies & Distributors)	1,920	98,707
Fiserv, Inc.* (IT Services)	2,720	215,696
Gilead Sciences, Inc. (Biotechnology)	8,672	591,257
Hasbro, Inc. (Leisure Products)	864	79,237
Henry Schein, Inc.* (Health Care Providers & Services)	1,024	84,992
Hologic, Inc.* (Health Care Equipment & Supplies)	1,824	71,118
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	576	122,181
Illumina, Inc.* (Life Sciences Tools & Services)	992	308,661
Incyte Corp.* (Biotechnology)	1,408	91,267
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,816	1,444,654
Intuit, Inc. (Software)	1,728	364,608
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	768	400,266
J.B. Hunt Transport Services, Inc. (Road & Rail)	736	81,409
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,176	145,260
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,056	96,666
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,056	149,667
Liberty Global PLC* - Class A (Media)	1,376	35,267
Liberty Global PLC* - Class C (Media)	3,680	92,147
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,304	269,315
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	92,837
Mercadolibre, Inc. (Internet & Direct Marketing Retail)	288	93,456
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,568	103,143
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,744	292,104
Microsoft Corp. (Software)	51,264	5,475,508
Mondelez International, Inc. - Class A (Food Products)	9,792	411,068
Monster Beverage Corp.* (Beverages)	3,680	194,488
Mylan N.V.* (Pharmaceuticals)	3,456	108,000
Netease.com, Inc.ADR (Entertainment)	512	106,419
Netflix, Inc.* (Entertainment)	2,912	878,784
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,064	856,813
O’Reilly Automotive, Inc.* (Specialty Retail)	544	174,488
PACCAR, Inc. (Machinery)	2,336	133,643
Paychex, Inc. (IT Services)	2,400	157,176
PayPal Holdings, Inc.* (IT Services)	7,904	665,437
PepsiCo, Inc. (Beverages)	9,440	1,060,868

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,824	$617,831
Qurate Retail Group, Inc.* - Class A (Internet & Direct Marketing Retail)	2,880	63,187
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	704	238,825
Ross Stores, Inc. (Specialty Retail)	2,528	250,272
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,920	77,242
Shire Pharmaceuticals Group PLCADR (Biotechnology)	448	81,446
Sirius XM Holdings, Inc. (Media)	30,016	180,696
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,184	102,724
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,024	525,828
Symantec Corp. (Software)	4,160	75,504
Synopsys, Inc.* (Software)	992	88,814
Take-Two Interactive Software, Inc.* (Entertainment)	768	98,972
Tesla Motors, Inc.* (Automobiles)	1,152	388,593
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,496	603,024
The Kraft Heinz Co. (Food Products)	8,160	448,555
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,664	388,267
Twenty-First Century Fox, Inc. - Class A (Entertainment)	7,040	320,461
Twenty-First Century Fox, Inc. - Class B (Entertainment)	5,344	241,442
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	384	105,416
Verisk Analytics, Inc.* - Class A (Professional Services)	1,088	130,386
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,696	287,404
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,168	59,970
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,624	528,396
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,952	84,073
Workday, Inc.* - Class A (Software)	960	127,699
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	736	74,042
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,696	144,788
TOTAL COMMON STOCKS (Cost $20,993,691)		53,500,558

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.4%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $19,240,127	$19,239,000	$19,239,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,239,000)		19,239,000

TOTAL INVESTMENT SECURITIES (Cost $40,232,691) - 99.8%		72,739,558
Net other assets (liabilities) - 0.2%		142,099

NET ASSETS - 100.0%		$72,881,657

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,293,000.

ADR               American Depositary Receipt

NYS                New York Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	68	12/24/18	$9,483,960	$(735,386)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq -100 Index	Goldman Sachs International	11/27/18	2.76%	$7,094,570	$257,691
Nasdaq -100 Index	UBS AG	11/27/18	2.71%	3,027,344	200,503
				$10,121,914	$458,194

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Nasdaq-100 ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Airlines	$107,766	0.1%
Automobiles	388,593	0.5%
Beverages	1,255,355	1.7%
Biotechnology	3,146,480	4.3%
Commercial Services & Supplies	128,036	0.2%
Communications Equipment	1,437,648	2.0%
Entertainment	2,183,731	3.0%
Food & Staples Retailing	1,201,483	1.6%
Food Products	859,623	1.2%
Health Care Equipment & Supplies	764,873	1.0%
Health Care Providers & Services	448,048	0.6%
Health Care Technology	126,474	0.2%
Hotels, Restaurants & Leisure	869,185	1.2%
Interactive Media & Services	7,485,948	10.3%
Internet & Direct Marketing Retail	6,529,668	9.0%
IT Services	1,729,765	2.4%
Leisure Products	79,237	0.1%
Life Sciences Tools & Services	308,661	0.4%
Machinery	133,643	0.2%
Media	1,965,757	2.7%
Multiline Retail	134,880	0.2%
Pharmaceuticals	108,000	0.1%
Professional Services	130,386	0.2%
Road & Rail	475,839	0.7%
Semiconductors & Semiconductor Equipment	5,655,268	7.8%
Software	7,541,225	10.4%
Specialty Retail	530,176	0.7%
Technology Hardware, Storage & Peripherals	7,227,866	9.9%
Trading Companies & Distributors	98,707	0.1%
Wireless Telecommunication Services	448,237	0.6%
Other**	19,381,099	26.6%
Total	$72,881,657	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (77.0%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,715	$250,838
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,042	32,447
Apache Corp. (Oil, Gas & Consumable Fuels)	3,531	133,578
Apergy Corp.* (Energy Equipment & Services)	719	28,034
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	3,836	102,383
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,070	98,616
Centennial Resource Development, Inc.* (Oil, Gas & Consumable Fuels)	1,742	33,377
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,950	117,800
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	8,399	29,480
Chevron Corp. (Oil, Gas & Consumable Fuels)	17,647	1,970,287
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	875	69,536
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,957	30,627
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,844	256,482
ConocoPhillips (Oil, Gas & Consumable Fuels)	10,710	748,628
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	790	41,617
Core Laboratories N.V. (Energy Equipment & Services)	406	34,607
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	718	26,365
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4,694	152,086
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	913	102,585
Dril-Quip, Inc.* (Energy Equipment & Services)	347	14,768
Energen Corp.* (Oil, Gas & Consumable Fuels)	755	54,337
Ensco PLCADR - Class A (Energy Equipment & Services)	4,023	28,724
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	5,334	561,884
EQT Corp. (Oil, Gas & Consumable Fuels)	2,441	82,921
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	39,010	3,108,316
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	698	29,176
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,456	13,264
Halliburton Co. (Energy Equipment & Services)	8,112	281,325
Helmerich & Payne, Inc. (Energy Equipment & Services)	998	62,165
Hess Corp. (Oil, Gas & Consumable Fuels)	2,317	132,996
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,490	100,486
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	17,488	297,646
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	182	5,258
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	7,866	149,375
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,176	435,099
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	953	27,485
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,496	47,663
Nabors Industries, Ltd. (Energy Equipment & Services)	2,995	14,885
National Oilwell Varco, Inc. (Energy Equipment & Services)	3,533	130,014
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	1,839	37,148
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	4,450	110,583
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,459	24,738
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,042	472,307
Oceaneering International, Inc.* (Energy Equipment & Services)	912	17,273
OGE Energy Corp. (Electric Utilities)	1,838	66,444
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,794	248,886
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,428	56,864
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,020	33,613
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,106	46,286
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	607	25,767
Phillips 66 (Oil, Gas & Consumable Fuels)	3,942	405,316
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,568	230,919
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,181	19,433
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,905	30,194
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,172	18,647
Schlumberger, Ltd. (Energy Equipment & Services)	12,753	654,357
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	601	11,112
SM Energy Co. (Oil, Gas & Consumable Fuels)	948	23,074
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,399	28,831
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,084	107,680
TechnipFMC PLC (Energy Equipment & Services)	3,944	103,727
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	11,135	270,915
Transocean, Ltd.* (Energy Equipment & Services)	3,953	43,523

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	721	$10,094
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,945	359,350
Weatherford International PLC* (Energy Equipment & Services)	9,187	12,402
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	842	31,407
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	628	20,096
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,639	58,370
TOTAL COMMON STOCKS (Cost $5,660,106)		13,416,516

	Principal Amount	Value
Repurchase Agreements(a)(b) (33.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $5,781,339	$5,781,000	$5,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,781,000)		5,781,000

TOTAL INVESTMENT SECURITIES (Cost $11,441,106) - 110.1%		19,197,516
Net other assets (liabilities) - (10.1)%		(1,755,019)

NET ASSETS - 100.0%		$17,442,497

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $3,105,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/18	2.71%	$6,191,444	$(197,732)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/18	2.71%	6,576,744	(226,915)
				$12,768,188	$(424,647)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Electric Utilities	$66,444	0.4%
Energy Equipment & Services	1,595,799	9.1%
Oil, Gas & Consumable Fuels	11,725,097	67.3%
Semiconductors & Semiconductor Equipment	29,176	0.2%
Other**	4,025,981	23.0%
Total	$17,442,497	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment & Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (77.4%)
Apergy Corp.* (Energy Equipment & Services)	2,743	$106,950
Archrock, Inc. (Energy Equipment & Services)	6,073	62,309
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	8,683	231,749
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,211	60,303
Cactus, Inc.* - Class A (Energy Equipment & Services)	1,904	63,708
Core Laboratories N.V. (Energy Equipment & Services)	1,356	115,585
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	3,456	49,006
Dril-Quip, Inc.* (Energy Equipment & Services)	1,662	70,735
Ensco PLCADR - Class A (Energy Equipment & Services)	15,940	113,812
Exterran Corp.* (Energy Equipment & Services)	1,905	39,795
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	4,636	41,539
Frank’s International N.V.* (Energy Equipment & Services)	4,951	35,152
Halliburton Co. (Energy Equipment & Services)	12,971	449,834
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	7,118	60,645
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,884	179,644
Keane Group, Inc.* (Energy Equipment & Services)	3,133	39,382
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	2,418	45,894
Matrix Service Co.* (Energy Equipment & Services)	1,790	36,391
McDermott International, Inc.* (Energy Equipment & Services)	6,397	49,449
Nabors Industries, Ltd. (Energy Equipment & Services)	14,033	69,744
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,281	267,941
Newpark Resources, Inc.* (Energy Equipment & Services)	5,343	43,866
Noble Corp. PLC* (Energy Equipment & Services)	11,803	59,251
Oceaneering International, Inc.* (Energy Equipment & Services)	3,817	72,294
Oil States International, Inc.* (Energy Equipment & Services)	2,654	59,105
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	7,372	122,670
ProPetro Holding Corp.* (Energy Equipment & Services)	3,845	67,864
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	5,441	86,566
RPC, Inc. (Energy Equipment & Services)	3,475	51,708
Schlumberger, Ltd. (Energy Equipment & Services)	14,385	738,093
SEACOR Holdings, Inc. (Energy Equipment & Services)	1,029	49,382
Select Energy Services, Inc.* (Energy Equipment & Services)	3,674	35,123
Superior Energy Services, Inc.* (Energy Equipment & Services)	7,564	59,226
TechnipFMC PLC (Energy Equipment & Services)	9,080	238,804
TETRA Technologies, Inc.* (Energy Equipment & Services)	8,779	26,074
Tidewater, Inc.* (Energy Equipment & Services)	1,580	42,423
Transocean, Ltd.* (Energy Equipment & Services)	13,150	144,782
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,610	50,540
Unit Corp.* (Energy Equipment & Services)	2,607	60,300
Weatherford International PLC* (Energy Equipment & Services)	39,132	52,828
TOTAL COMMON STOCKS (Cost $4,058,976)		4,250,466

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.3%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $1,667,098	$1,667,000	$1,667,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,667,000)		1,667,000

TOTAL INVESTMENT SECURITIES (Cost $5,725,976) - 107.7%		5,917,466
Net other assets (liabilities) - (7.7)%		(423,630)

NET ASSETS - 100.0%		$5,493,836

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $857,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	11/23/18	2.71%	$1,869,558	$(139,838)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	11/23/18	2.56%	2,115,276	(145,047)
				$3,984,834	$(284,885)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Energy Equipment & Services	$4,250,466	77. 4%
Other**	1,243,370	22. 6%
Total	$5,493,836	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (76.4%)
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	3,893	$46,288
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	1,535	81,631
Akorn, Inc.* (Pharmaceuticals)	5,157	34,397
Allergan PLC (Pharmaceuticals)	1,700	268,617
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,578	55,427
Amicus Therapeutics, Inc.* (Biotechnology)	7,512	83,984
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	3,454	63,726
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,965	53,222
Assembly Biosciences, Inc.* (Pharmaceuticals)	1,586	36,288
Assertio Therapeutics, Inc.* (Pharmaceuticals)	7,460	36,218
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,443	325,629
Catalent, Inc.* (Pharmaceuticals)	3,126	126,103
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,365	63,039
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	4,510	47,581
Dermira, Inc.* (Pharmaceuticals)	4,184	52,509
Eli Lilly & Co. (Pharmaceuticals)	3,711	402,421
Endo International PLC* (Pharmaceuticals)	6,327	107,179
Horizon Pharma PLC* (Pharmaceuticals)	5,072	92,361
Innoviva, Inc.* (Pharmaceuticals)	4,416	61,647
Intersect ENT, Inc.* (Pharmaceuticals)	2,167	60,806
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	3,064	52,027
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	5,292	69,325
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	962	152,785
Johnson & Johnson (Pharmaceuticals)	4,699	657,812
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	348	66,419
Mallinckrodt PLC* (Pharmaceuticals)	2,994	75,030
Merck & Co., Inc. (Pharmaceuticals)	7,153	526,532
Mylan N.V.* (Pharmaceuticals)	5,474	171,063
Myokardia, Inc.* (Pharmaceuticals)	1,407	74,487
Omeros Corp.* (Pharmaceuticals)	2,697	41,183
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,798	87,904
Perrigo Co. PLC (Pharmaceuticals)	2,079	146,154
Pfizer, Inc. (Pharmaceuticals)	13,178	567,445
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,395	59,873
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,202	79,624
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	837	49,324
Revance Therapeutics, Inc.* (Pharmaceuticals)	2,298	50,027
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,232	50,361
Synergy Pharmaceuticals, Inc.* (Biotechnology)	27,398	11,417
TESARO, Inc.* (Biotechnology)	2,164	62,496
The Medicines Co.* (Pharmaceuticals)	2,610	60,709
TherapeuticsMD, Inc.* (Pharmaceuticals)	11,166	54,602
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,450	59,462
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,479	65,997
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,146	53,507
Zoetis, Inc. (Pharmaceuticals)	3,140	283,071
Zogenix, Inc.* (Pharmaceuticals)	1,767	73,790
TOTAL COMMON STOCKS (Cost $4,537,247)		5,801,499

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.9%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $2,043,120	$2,043,000	$2,043,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,043,000)		2,043,000

TOTAL INVESTMENT SECURITIES (Cost $6,580,247) - 103.3%		7,844,499
Net other assets (liabilities) - (3.3)%		(248,629)

NET ASSETS - 100.0%		$7,595,870

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $902,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	11/23/18	2.71%	$2,834,197	$(128,600)
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	11/23/18	2.56%	2,775,173	(106,936)
				$5,609,370	$(235,536)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Biotechnology	$465,426	6.2%
Pharmaceuticals	5,336,073	70.2%
Other**	1,794,371	23.6%
Total	$7,595,870	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (77.8%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	26,205	$926,609
Alamos Gold, Inc. (Metals & Mining)	43,560	173,804
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	45,680	429,849
B2gold Corp.* (Metals & Mining)	110,653	272,206
Barrick Gold Corp.ADR (Metals & Mining)	130,595	1,638,967
Coeur Mining, Inc.* (Metals & Mining)	22,276	106,479
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	24,299	336,298
Eldorado Gold Corp.* (Metals & Mining)	88,834	58,746
First Majestic Silver Corp.* (Metals & Mining)	18,804	104,362
Fortuna Silver Mines, Inc.* (Metals & Mining)	17,870	67,727
Franco-Nevada Corp. (Metals & Mining)	20,850	1,301,666
Gold Fields, Ltd.ADR (Metals & Mining)	91,920	244,507
Goldcorp, Inc. (Metals & Mining)	97,276	877,430
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	49,831	91,689
Hecla Mining Co. (Metals & Mining)	53,387	128,129
IAMGOLD Corp.* (Metals & Mining)	52,208	178,551
Kinross Gold Corp.* (Metals & Mining)	139,917	362,385
Kirkland Lake Gold, Ltd. (Metals & Mining)	21,042	411,582
McEwen Mining, Inc. (Metals & Mining)	29,068	56,973
New Gold, Inc.* (Metals & Mining)	64,779	51,175
Newmont Mining Corp. (Metals & Mining)	59,690	1,845,616
Novagold Resources, Inc.* (Metals & Mining)	24,909	100,383
Osisko Gold Royalties, Ltd. (Metals & Mining)	10,650	81,473
Pan American Silver Corp. (Metals & Mining)	17,157	251,865
Pretium Resources, Inc.* (Metals & Mining)	20,478	163,210
Randgold Resources, Ltd.ADR (Metals & Mining)	10,495	824,277
Royal Gold, Inc. (Metals & Mining)	7,311	560,242
Sandstorm Gold, Ltd.* (Metals & Mining)	20,711	76,009
Seabridge Gold, Inc.* (Metals & Mining)	4,572	57,744
Sibanye Gold, Ltd.*ADR (Metals & Mining)	46,294	130,549
SSR Mining, Inc.* (Metals & Mining)	13,442	131,597
Tahoe Resources, Inc.* (Metals & Mining)	35,056	83,083
Wheaton Precious Metals Corp. (Metals & Mining)	49,621	815,273
Yamana Gold, Inc. (Metals & Mining)	106,214	241,106
TOTAL COMMON STOCKS (Cost $9,692,997)		13,181,561

	Principal Amount	Value
Repurchase Agreements(a)(b) (29.7%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $5,041,295	$5,041,000	$5,041,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,041,000)		5,041,000

TOTAL INVESTMENT SECURITIES (Cost $14,733,997) - 107.5%		18,222,561
Net other assets (liabilities) - (7.5)%		(1,270,358)

NET ASSETS - 100.0%		$16,952,203

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $3,437,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/18	2.71%	$5,945,878	$(504,275)
Dow Jones Precious Metals Index	UBS AG	11/23/18	2.96%	6,291,762	(514,154)
				$12,237,640	$(1,018,429)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Metals & Mining	$13,181,561	77.8%
Other**	3,770,642	22.2%
Total	$16,952,203	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (78.2%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	410	$11,414
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,399	42,798
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	532	65,026
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	688	27,183
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,290	27,180
American Tower Corp. (Equity Real Estate Investment Trusts)	2,210	344,339
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,482	63,977
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	790	34,002
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,087	17,577
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	694	121,714
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	594	20,042
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	774	93,468
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	897	12,612
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,520	24,624
Camden Property Trust (Equity Real Estate Investment Trusts)	465	41,976
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,586	63,900
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	937	17,428
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,458	14,428
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	592	13,290
Corecivic, Inc. (Equity Real Estate Investment Trusts)	595	13,364
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	184	17,270
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	519	13,411
CoStar Group, Inc.* (Professional Services)	182	65,778
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,111	17,542
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,082	226,397
CubeSmart (Equity Real Estate Investment Trusts)	931	26,980
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	526	27,999
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,041	10,878
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,032	106,564
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	811	29,350
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,794	49,461
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	179	17,146
EPR Properties (Equity Real Estate Investment Trusts)	372	25,571
Equinix, Inc. (Equity Real Estate Investment Trusts)	399	151,117
Equity Commonwealth (Equity Real Estate Investment Trusts)	611	18,181
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	445	42,137
Equity Residential (Equity Real Estate Investment Trusts)	1,847	119,981
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	333	83,510
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	637	57,368
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	368	45,650
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	634	19,464
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,339	33,689
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,009	33,993
HCP, Inc. (Equity Real Estate Investment Trusts)	2,358	64,963
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	630	17,552
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,040	27,310
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	520	22,173
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	826	21,162
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,721	71,108
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	786	23,816
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	559	8,430
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	1,490	32,601
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,434	43,895
JBG Smith Properties (Equity Real Estate Investment Trusts)	542	20,314
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	230	30,420
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	506	34,853
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,113	33,998
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	426	31,234
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	553	18,255
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,071	8,322

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Property Trust (Equity Real Estate Investment Trusts)	740	$30,984
Life Storage, Inc. (Equity Real Estate Investment Trusts)	235	22,128
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	452	9,176
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,829	27,179
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,250	15,593
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	570	55,695
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	212	15,574
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	788	36,839
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,707	30,521
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,006	33,550
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	699	12,386
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,036	14,804
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,011	29,390
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	345	11,630
Physicians Realty Trust (Equity Real Estate Investment Trusts)	915	15,171
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	642	11,569
Potlatch Corp. (Equity Real Estate Investment Trusts)	316	11,455
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,160	203,725
Public Storage (Equity Real Estate Investment Trusts)	751	154,308
Rayonier, Inc. (Equity Real Estate Investment Trusts)	648	19,570
Realogy Holdings Corp. (Real Estate Management & Development)	624	11,900
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,455	87,693
Regency Centers Corp. (Equity Real Estate Investment Trusts)	849	53,793
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,103	13,534
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	880	17,107
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	256	19,863
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	895	19,377
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	576	93,410
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,193	19,172
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,551	284,640
SITE Centers Corp. (Equity Real Estate Investment Trusts)	734	9,124
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	436	39,789
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,150	16,813
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,339	29,083
STORE Capital Corp. (Equity Real Estate Investment Trusts)	919	26,679
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	435	43,704
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,144	16,554
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	470	10,462
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	307	16,888
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	612	13,531
The Howard Hughes Corp.* (Real Estate Management & Development)	197	21,969
The Macerich Co. (Equity Real Estate Investment Trusts)	532	27,462
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,244	18,274
UDR, Inc. (Equity Real Estate Investment Trusts)	1,342	52,593
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	882	16,881
Urban Edge Properties (Equity Real Estate Investment Trusts)	571	11,700
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,789	103,834
VEREIT, Inc. (Equity Real Estate Investment Trusts)	4,857	35,602
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	351	7,578
Vornado Realty Trust (Equity Real Estate Investment Trusts)	868	59,093
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	395	11,009
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	598	16,816
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,867	123,353
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,801	101,221
WP Carey, Inc. (Equity Real Estate Investment Trusts)	540	35,645
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	561	11,529
TOTAL COMMON STOCKS (Cost $2,528,691)		5,079,107

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.9%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $1,550,091	$1,550,000	$1,550,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,550,000)		1,550,000

TOTAL INVESTMENT SECURITIES (Cost $4,078,691) - 102.1%		6,629,107
Net other assets (liabilities) - (2.1)%		(134,759)

NET ASSETS - 100.0%		$6,494,348

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $992,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/18	2.71%	$2,307,902	$16,642
Dow Jones U.S. Real Estate Index	UBS AG	11/23/18	2.56%	2,297,290	19,162
				$4,605,192	$35,804

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$4,638,994	71.4%
Mortgage Real Estate Investment Trusts	246,146	3.8%
Professional Services	65,778	1.0%
Real Estate Management & Development	128,189	2.0%
Other**	1,415,241	21.8%
Total	$6,494,348	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (90.5%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $34,724,034	$34,722,000	$34,722,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,722,000)		34,722,000

TOTAL INVESTMENT SECURITIES (Cost $34,722,000) - 90.5%		34,722,000
Net other assets (liabilities) - 9.5%		3,646,494

NET ASSETS - 100.0%		$38,368,494

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $325,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/48	Citibank North America	11/15/18	(2.00)%	$(38,488,008)	$319,769
30-Year U.S. Treasury Bond, 3.00% due on 8/15/48	Societe’ Generale	11/15/18	(1.93)%	(9,181,477)	88,084
				$(47,669,485)	$407,853

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.2%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $17,102,002	$17,101,000	$17,101,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,101,000)		17,101,000

TOTAL INVESTMENT SECURITIES (Cost $17,101,000) - 100.2%		17,101,000
Net other assets (liabilities) - (0.2)%		(35,614)

NET ASSETS - 100.0%		$17,065,386

(a)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $318,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 2.875% due on 8/15/28	Citibank North America	11/15/18	(2.00)%	$(11,823,023)	$(18,074)
10-Year U.S. Treasury Note, 2.875% due on 8/15/28	Societe’ Generale	11/15/18	(1.97)%	(5,178,680)	(6,153)
				$(17,001,703)	$(24,227)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (89.7%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $28,090,646	$28,089,000	$28,089,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,089,000)		28,089,000

TOTAL INVESTMENT SECURITIES (Cost $28,089,000) - 89.7%		28,089,000
Net other assets (liabilities) - 10.3%		3,222,829

NET ASSETS - 100.0%		$31,311,829

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $965,000.

See accompanying notes to schedules of portfolio investments.

As of October 31, 2018, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,936,680	British pound	1,487,813	11/9/18	$1,902,175	$34,505
U.S. dollar	1,372,442	Canadian dollar	1,787,578	11/9/18	1,358,252	14,190
U.S. dollar	9,644,192	Euro	8,387,063	11/9/18	9,504,305	139,887
U.S. dollar	1,829,041	Japanese yen	205,812,063	11/9/18	1,825,448	3,593
U.S. dollar	612,703	Swedish krona	5,559,197	11/9/18	608,275	4,428
U.S. dollar	671,448	Swiss franc	666,290	11/9/18	662,397	9,051
Total Short Contracts	$16,066,506				$15,860,852	$205,654
Long:
British pound	46,645	U.S. dollar	$61,381	11/9/18	$59,636	$(1,745)
Canadian dollar	28,905	U.S. dollar	22,338	11/9/18	21,963	(375)
Euro	151,149	U.S. dollar	174,156	11/9/18	171,283	(2,873)
Japanese yen	6,735,677	U.S. dollar	59,765	11/9/18	59,742	(23)
Swedish krona	84,986	U.S. dollar	9,361	11/9/18	9,299	(62)
Swiss franc	9,797	U.S. dollar	9,909	11/9/18	9,740	(169)
Total Long Contracts			$336,910		$331,663	$(5,247)

As of October 31, 2018, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,912,737	British pound	1,473,701	11/9/18	$1,884,134	$28,603
U.S. dollar	1,538,820	Canadian dollar	1,990,012	11/9/18	1,512,067	26,753
U.S. dollar	8,830,764	Euro	7,677,582	11/9/18	8,700,313	130,451
U.S. dollar	2,485,351	Japanese yen	281,007,565	11/9/18	2,492,394	(7,043)
U.S. dollar	725,094	Swedish krona	6,547,306	11/9/18	716,391	8,703
U.S. dollar	481,651	Swiss franc	477,555	11/9/18	474,765	6,886
Total Short Contracts	$15,974,417				$15,780,064	$194,353

Total unrealized appreciation						$407,050
Total unrealized (depreciation)						(12,290)
Total net unrealized appreciation/(depreciation)						$394,760

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (74.8%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	30,339	$552,473
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	13,258	1,109,827
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	34,706	1,141,133
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	15,311	3,421,855
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,105	78,811
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,512	136,336
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	12,737	164,817
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,872	129,303
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,585	214,624
Intel Corp. (Semiconductors & Semiconductor Equipment)	163,067	7,644,581
InterDigital, Inc. (Communications Equipment)	1,101	78,116
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	5,618	514,272
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,693	806,869
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	20,957	343,904
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,819	491,146
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,325	547,619
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	41,044	1,548,180
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,784	131,463
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,312	154,973
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,622	4,558,566
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	15,029	255,493
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	4,394	323,003
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	49,592	3,118,841
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,372	106,598
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,540	125,556
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,449	559,515
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,129	42,383
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	6,487	223,477
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	34,496	3,202,264
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,491	183,408
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,881	122,484
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,873	757,488
TOTAL COMMON STOCKS (Cost $19,270,373)		32,789,378

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.6%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $12,509,733	$12,509,000	$12,509,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,509,000)		12,509,000

TOTAL INVESTMENT SECURITIES (Cost $31,779,373) - 103.4%		45,298,378
Net other assets (liabilities) - (3.4)%		(1,490,452)

NET ASSETS - 100.0%		$43,807,926

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $7,550,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/23/18	2.71%	$16,520,711	$(284,183)
Dow Jones U.S. Semiconductors Index	UBS AG	11/23/18	2.76%	16,792,383	(263,584)
				$33,313,094	$(547,767)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Communications Equipment	$78,116	0.2%
Semiconductors & Semiconductor Equipment	32,711,262	74.6%
Other**	11,018,548	25.2%
Total	$43,807,926	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Nasdaq-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.3%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $3,639,213	$3,639,000	$3,639,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,639,000)		3,639,000

TOTAL INVESTMENT SECURITIES (Cost $3,639,000) - 103.3%		3,639,000
Net other assets (liabilities) - (3.3)%		(116,074)

NET ASSETS - 100.0%		$3,522,926

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $595,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	12/24/18	$(278,940)	$21,596

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq -100 Index	Goldman Sachs International	11/27/18	(2.51)%	$(974,385)	$(35,405)
Nasdaq -100 Index	UBS AG	11/27/18	(2.36)%	(2,250,292)	(86,166)
				$(3,224,677)	$(121,571)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.3%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $2,221,130	$2,221,000	$2,221,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,221,000)		2,221,000

TOTAL INVESTMENT SECURITIES (Cost $2,221,000) - 97.3%		2,221,000
Net other assets (liabilities) - 2.7%		60,591

NET ASSETS - 100.0%		$2,281,591

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $366,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/18	(2.36)%	$(1,140,099)	$24,533
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/18	(2.06)%	(1,139,596)	23,034
				$(2,279,695)	$47,567

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $5,649,331	$5,649,000	$5,649,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,649,000)		5,649,000

TOTAL INVESTMENT SECURITIES (Cost $5,649,000) - 99.1%		5,649,000
Net other assets (liabilities) - 0.9%		52,594

NET ASSETS - 100.0%		$5,701,594

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,039,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/18	(2.11)%	$(2,833,174)	$128,685
Dow Jones Precious Metals Index	UBS AG	11/23/18	(1.96)%	(2,859,408)	123,134
				$(5,692,582)	$251,819

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.6%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $2,255,132	$2,255,000	$2,255,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,255,000)		2,255,000

TOTAL INVESTMENT SECURITIES (Cost $2,255,000) - 96.6%		2,255,000
Net other assets (liabilities) - 3.4%		79,425

NET ASSETS - 100.0%		$2,334,425

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $383,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/18	(2.36)%	$(1,158,834)	$(12,708)
Dow Jones U.S. Real Estate Index	UBS AG	11/23/18	(1.96)%	(1,172,438)	(13,127)
				$(2,331,272)	$(25,835)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.9%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $1,867,109	$1,867,000	$1,867,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,867,000)		1,867,000

TOTAL INVESTMENT SECURITIES (Cost $1,867,000) - 103.9%		1,867,000
Net other assets (liabilities) - (3.9)%		(70,577)

NET ASSETS - 100.0%		$1,796,423

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $426,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/18	(1.96)%	$(704,191)	$(15,879)
Russell 2000 Index	UBS AG	11/27/18	(1.71)%	(1,087,135)	(27,554)
				$(1,791,326)	$(43,433)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (38.7%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	306	$3,198
22nd Century Group, Inc.* (Tobacco)	1,479	3,579
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	714	8,625
8x8, Inc.* (Software)	561	9,644
A10 Networks, Inc.* (Software)	561	3,259
AAON, Inc. (Building Products)	255	8,795
AAR Corp. (Aerospace & Defense)	204	9,706
Aaron’s, Inc. (Specialty Retail)	408	19,229
Abeona Therapeutics, Inc.* (Biotechnology)	255	2,193
Abercrombie & Fitch Co. - Class A (Specialty Retail)	408	8,038
ABM Industries, Inc. (Commercial Services & Supplies)	408	12,546
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,530	2,815
Acacia Communications, Inc.* (Communications Equipment)	204	7,032
Acacia Research Corp.* (Professional Services)	714	2,342
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	612	11,922
Acadia Realty Trust (Equity Real Estate Investment Trusts)	510	14,198
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	204	3,048
Acceleron Pharma, Inc.* (Biotechnology)	255	12,946
ACCO Brands Corp. (Commercial Services & Supplies)	714	5,762
Accuray, Inc.* (Health Care Equipment & Supplies)	918	4,122
Achaogen, Inc.* (Biotechnology)	306	1,178
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,377	3,938
ACI Worldwide, Inc.* (Software)	663	16,635
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	255	3,032
Acorda Therapeutics, Inc.* (Biotechnology)	306	5,848
Actuant Corp. - Class A (Machinery)	408	9,731
Acushnet Holdings Corp. (Leisure Products)	255	6,230
Adtalem Global Education, Inc.* (Diversified Consumer Services)	357	18,076
ADTRAN, Inc. (Communications Equipment)	357	4,798
Aduro Biotech, Inc.* (Biotechnology)	561	2,379
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	459	12,434
Advanced Drainage Systems, Inc. (Building Products)	306	8,504
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	10,973
AdvanSix, Inc.* (Chemicals)	204	5,659
Adverum Biotechnologies, Inc.* (Biotechnology)	612	2,570
Aegion Corp.* (Construction & Engineering)	255	4,937
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	10,849
Aerohive Networks, Inc.* (Communications Equipment)	612	2,344
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	408	14,411
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	255	4,412
Agenus, Inc.* (Biotechnology)	1,173	1,865
Agree Realty Corp. (Equity Real Estate Investment Trusts)	204	11,683
AgroFresh Solutions, Inc.* (Chemicals)	408	2,330
Aimmune Therapeutics, Inc.* (Biotechnology)	306	8,133
Air Transport Services Group, Inc.* (Air Freight & Logistics)	408	7,997
Aircastle, Ltd. (Trading Companies & Distributors)	357	6,937
AK Steel Holding Corp.* (Metals & Mining)	2,040	7,548
Akebia Therapeutics, Inc.* (Biotechnology)	459	3,438
Akorn, Inc.* (Pharmaceuticals)	612	4,082
Alarm.com Holdings, Inc.* (Software)	204	9,074
Albany International Corp. - Class A (Machinery)	204	14,276
Alder Biopharmaceuticals, Inc.* (Biotechnology)	408	5,182
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	459	8,969
Allegheny Technologies, Inc.* (Metals & Mining)	714	18,485
ALLETE, Inc. (Electric Utilities)	306	22,644
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,071	12,756
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	765	2,410
Altair Engineering, Inc.* - Class A (Software)	204	7,781
Alteryx, Inc.* (Software)	204	10,810
Altra Industrial Motion Corp. (Machinery)	204	6,583
AMAG Pharmaceuticals, Inc.* (Biotechnology)	255	5,483
Ambac Financial Group, Inc.* (Insurance)	306	6,297
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	7,095
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	357	6,876
Amedisys, Inc.* (Health Care Providers & Services)	153	16,830
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	255	9,782
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	714	10,831
American Eagle Outfitters, Inc. (Specialty Retail)	918	21,168
American Equity Investment Life Holding Co. (Insurance)	510	15,922
American Outdoor Brands Corp.* (Leisure Products)	408	5,581
American Software, Inc. - Class A (Software)	255	2,935
American States Water Co. (Water Utilities)	204	12,489
American Vanguard Corp. (Chemicals)	255	4,106

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Americold Realty Trust (Equity Real Estate Investment Trusts)	357	$8,836
Ameris Bancorp (Banks)	255	10,937
Amicus Therapeutics, Inc.* (Biotechnology)	1,122	12,544
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	5,470
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	255	12,908
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	561	10,350
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	5,493
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,530	704
AmTrust Financial Services, Inc. (Insurance)	714	10,239
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	459	3,420
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	255	5,210
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	13,401
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,428	4,270
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	867	3,780
Apellis Pharmaceuticals, Inc.* (Biotechnology)	255	3,567
Apogee Enterprises, Inc. (Building Products)	204	7,364
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	765	14,313
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	204	4,172
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	204	13,409
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,020	1,703
Apptio, Inc.* (Software)	204	5,284
Aratana Therapeutics, Inc.* (Pharmaceuticals)	663	3,938
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	459	5,545
Arbutus BioPharma Corp.* (Biotechnology)	459	1,946
ArcBest Corp. (Road & Rail)	153	5,679
Archrock, Inc. (Energy Equipment & Services)	816	8,372
Ardelyx, Inc.* (Biotechnology)	612	1,683
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	408	2,636
Arena Pharmaceuticals, Inc.* (Biotechnology)	306	10,912
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	255	3,690
Argo Group International Holdings, Ltd. (Insurance)	204	12,568
Arlington Asset Investment Corp. - Class A (Capital Markets)	306	2,573
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	357	5,348
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	306	6,665
ArQule, Inc.* (Biotechnology)	867	3,355
Array BioPharma, Inc.* (Biotechnology)	1,173	19,003
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	612	7,785
Artisan Partners Asset Management, Inc. (Capital Markets)	306	8,387
Ascena Retail Group, Inc.* (Specialty Retail)	1,326	5,105
ASGN, Inc.* (Professional Services)	306	20,526
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	714	3,677
Assertio Therapeutics, Inc.* (Pharmaceuticals)	561	2,724
AT Home Group, Inc.* (Specialty Retail)	204	5,577
Atara Biotherapeutics, Inc.* (Biotechnology)	255	8,713
Athenex, Inc.* (Biotechnology)	306	3,693
Athersys, Inc.* (Biotechnology)	1,530	2,861
Atkore International Group, Inc.* (Electrical Equipment)	306	5,894
Atlantic Capital Bancshares, Inc.* (Banks)	204	3,074
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	1,377	3,029
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	8,112
Audentes Therapeutics, Inc.* (Biotechnology)	204	5,753
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	255	14,433
Avaya Holdings Corp.* - Class C (Software)	663	10,886
Aveo Phamaceuticals, Inc.* (Biotechnology)	1,326	3,249
Avid Bioservices, Inc.* (Biotechnology)	816	4,276
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	459	2,433
Avis Budget Group, Inc.* (Road & Rail)	408	11,472
Avista Corp. (Multi-Utilities)	357	18,357
AVX Corp. (Electronic Equipment, Instruments & Components)	357	5,955
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,401
AxoGen, Inc.* (Health Care Equipment & Supplies)	204	7,607
Axon Enterprise, Inc.* (Aerospace & Defense)	306	18,887
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	357	10,839
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	459	3,025
AZZ, Inc. (Electrical Equipment)	153	6,786
B&G Foods, Inc. - Class A (Food Products)	408	10,624
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	969	947
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	204	10,018
Balchem Corp. (Chemicals)	204	19,105

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Banc of California, Inc. (Banks)	306	$4,881
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	255	4,376
BancorpSouth Bank (Banks)	561	16,101
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	306	12,329
Banner Corp. (Banks)	204	11,795
Barnes & Noble Education, Inc.* (Specialty Retail)	459	2,621
Barnes & Noble, Inc. (Specialty Retail)	612	3,874
Barnes Group, Inc. (Machinery)	306	17,319
BBX Capital Corp. (Hotels, Restaurants & Leisure)	561	3,282
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	408	11,387
Beazer Homes USA, Inc.* (Household Durables)	306	2,696
Bed Bath & Beyond, Inc. (Specialty Retail)	816	11,212
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	13,783
Bellicum Pharmaceutials, Inc.* (Biotechnology)	459	1,868
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	10,477
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	306	6,680
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	459	7,174
Berkshire Hills Bancorp, Inc. (Banks)	255	8,509
Big Lots, Inc. (Multiline Retail)	255	10,588
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	816	5,973
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	204	7,354
BioScrip, Inc.* (Health Care Providers & Services)	1,326	3,554
BioTelemetry, Inc.* (Health Care Providers & Services)	204	11,852
BioTime, Inc.* (Biotechnology)	1,275	2,486
Black Hills Corp. (Multi-Utilities)	306	18,207
Blackbaud, Inc. (Software)	255	18,289
Blackline, Inc.* (Software)	204	9,462
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	612	20,650
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	510	10,175
Blucora, Inc.* (Capital Markets)	306	8,850
Blueprint Medicines Corp.* (Biotechnology)	255	15,496
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	459	7,684
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	306	9,587
Boise Cascade Co. (Paper & Forest Products)	255	7,851
Boston Private Financial Holdings, Inc. (Banks)	561	7,574
Bottomline Technologies, Inc.* (Software)	255	16,993
Box, Inc.* - Class A (Software)	765	13,770
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	510	13,546
Brady Corp. - Class A (Commercial Services & Supplies)	306	12,329
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	306	3,256
Briggs & Stratton Corp. (Machinery)	306	4,446
Brightcove, Inc.* (IT Services)	357	2,863
BrightSphere Investment Group PLC (Capital Markets)	561	6,395
Brinker International, Inc. (Hotels, Restaurants & Leisure)	255	11,054
Bristow Group, Inc.* (Energy Equipment & Services)	306	3,369
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,173	10,475
Brookline Bancorp, Inc. (Banks)	510	7,905
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	408	12,660
Builders FirstSource, Inc.* (Building Products)	714	8,839
C&J Energy Services, Inc.* (Energy Equipment & Services)	408	7,662
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	14,936
CACI International, Inc.* - Class A (IT Services)	153	27,305
Cactus, Inc.* - Class A (Energy Equipment & Services)	204	6,826
Cadence BanCorp (Banks)	306	6,750
CalAmp Corp.* (Communications Equipment)	255	5,085
Caleres, Inc. (Specialty Retail)	255	8,721
California Resources Corp.* (Oil, Gas & Consumable Fuels)	306	9,590
California Water Service Group (Water Utilities)	306	12,852
Calithera Biosciences, Inc.* (Biotechnology)	510	2,407
Calix, Inc.* (Communications Equipment)	459	3,351
Callaway Golf Co. (Leisure Products)	612	13,097
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,377	13,729
Cal-Maine Foods, Inc. (Food Products)	204	9,929
Cambrex Corp.* (Life Sciences Tools & Services)	204	10,870
Camping World Holdings, Inc. (Specialty Retail)	255	4,373
Cannae Holdings, Inc.* (Diversified Financial Services)	459	8,478
Capital Senior Living Corp.* (Health Care Providers & Services)	306	2,754
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	10,127
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	663	4,548
Cara Therapeutics, Inc.* (Biotechnology)	255	4,779
Carbonite, Inc.* (IT Services)	204	6,979

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	255	$7,153
Cardtronics PLC* - Class A (IT Services)	255	6,926
CareDx, Inc.* (Biotechnology)	306	7,990
Career Education Corp.* (Diversified Consumer Services)	459	6,600
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	510	9,007
Cargurus, Inc.* (Interactive Media & Services)	306	13,593
Carpenter Technology Corp. (Metals & Mining)	255	11,121
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	459	8,358
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	4,027
Cars.com, Inc.* (Interactive Media & Services)	459	11,984
Carvana Co.* (Specialty Retail)	204	7,905
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	255	8,303
CASI Pharmaceuticals, Inc.* (Biotechnology)	561	1,840
Castle Brands, Inc.* (Beverages)	1,989	1,887
Castlight Health, Inc.* - Class B (Health Care Technology)	867	2,141
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,071	3,192
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	408	3,611
Cathay General Bancorp, Inc. (Banks)	459	17,291
CBIZ, Inc.* (Professional Services)	357	7,918
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,224	4,039
CECO Environmental Corp.* (Commercial Services & Supplies)	459	3,415
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	867	3,269
CenterState Banks, Inc. (Banks)	510	12,536
Central European Media Enterprises, Ltd.* - Class A (Media)	918	3,103
Central Garden & Pet Co.* - Class A (Household Products)	255	7,561
Central Pacific Financial Corp. (Banks)	204	5,516
Century Aluminum Co.* (Metals & Mining)	357	2,835
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	357	2,228
Century Communities, Inc.* (Household Durables)	204	4,329
Cerus Corp.* (Health Care Equipment & Supplies)	918	6,151
ChannelAdvisor Corp.* (Software)	255	2,953
Chart Industries, Inc.* (Machinery)	204	13,882
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	306	5,967
Chegg, Inc.* (Diversified Consumer Services)	612	16,695
Chemical Financial Corp. (Banks)	408	19,119
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	357	10,492
Chico’s FAS, Inc. (Specialty Retail)	867	6,650
Chimerix, Inc.* (Biotechnology)	612	2,136
ChromaDex Corp.* (Life Sciences Tools & Services)	714	2,485
Ciena Corp.* (Communications Equipment)	816	25,507
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	357	5,066
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	408	15,276
Cision, Ltd.* (Software)	306	4,526
Citizens, Inc.* (Insurance)	510	4,009
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	357	3,934
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,326	2,930
Clear Channel Outdoor Holdings, Inc. (Media)	612	3,562
Clearside Biomedical, Inc.* (Pharmaceuticals)	306	1,659
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	204	3,962
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	459	9,001
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,785	19,206
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	918	1,570
Cloudera, Inc.* (Software)	663	9,123
Clovis Oncology, Inc.* (Biotechnology)	306	3,559
CNO Financial Group, Inc. (Insurance)	969	18,314
Codexis, Inc.* (Life Sciences Tools & Services)	408	6,353
Coeur Mining, Inc.* (Metals & Mining)	1,224	5,851
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	13,255
Coherus Biosciences, Inc.* (Biotechnology)	357	4,173
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	204	4,243
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	204	3,274
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	561	11,972
Columbia Banking System, Inc. (Banks)	408	15,133
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	357	5,384
Comfort Systems USA, Inc. (Construction & Engineering)	255	13,637
Commercial Metals Co. (Metals & Mining)	714	13,609
Commercial Vehicle Group, Inc.* (Machinery)	408	2,730
Community Bank System, Inc. (Banks)	306	17,867
Community Health Systems, Inc.* (Health Care Providers & Services)	867	2,740
CommVault Systems, Inc.* (Software)	255	14,846
Compass Minerals International, Inc. (Metals & Mining)	204	9,896

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CONMED Corp. (Health Care Equipment & Supplies)	153	$10,317
ConnectOne Bancorp, Inc. (Banks)	204	4,229
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	204	8,127
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	510	6,385
Continental Building Products, Inc.* (Building Products)	255	7,092
Control4 Corp.* (Electronic Equipment, Instruments & Components)	204	5,696
ConvergeOne Holdings, Inc. (IT Services)	306	2,852
Cooper Tire & Rubber Co. (Auto Components)	357	11,028
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	561	3,736
Corcept Therapeutics, Inc.* (Pharmaceuticals)	612	7,191
Corecivic, Inc. (Equity Real Estate Investment Trusts)	714	16,036
Core-Mark Holding Co., Inc. (Distributors)	306	11,753
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	306	5,009
Corium International, Inc.* (Pharmaceuticals)	357	4,516
Cornerstone OnDemand, Inc.* (Software)	306	15,071
Costamare, Inc. (Marine)	510	2,703
Coupa Software, Inc.* (Software)	306	19,838
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,397	19,919
Covanta Holding Corp. (Commercial Services & Supplies)	714	10,489
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	255	1,474
Cowen Group, Inc.* - Class A (Capital Markets)	255	3,774
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	306	6,943
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	561	21,778
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	459	9,428
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	357	3,152
CryoLife, Inc.* (Health Care Equipment & Supplies)	255	7,900
CryoPort, Inc.* (Health Care Equipment & Supplies)	255	2,831
CSG Systems International, Inc. (IT Services)	204	7,160
CTI BioPharma Corp.* (Biotechnology)	663	1,140
CTS Corp. (Electronic Equipment, Instruments & Components)	204	5,445
Cubic Corp. (Aerospace & Defense)	153	10,038
Customers Bancorp, Inc.* (Banks)	204	4,180
CVB Financial Corp. (Banks)	612	13,372
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	459	4,842
Cytokinetics, Inc.* (Biotechnology)	459	3,071
Cytomx Therapeutics, Inc.* (Biotechnology)	255	3,636
CytoSorbents Corp.* (Health Care Equipment & Supplies)	306	3,060
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	408	2,982
Dana Holding Corp. (Auto Components)	867	13,499
Darling Ingredients, Inc.* (Food Products)	969	20,019
Daseke, Inc.* (Road & Rail)	408	2,481
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	255	15,185
Dean Foods Co. (Food Products)	663	5,297
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	25,943
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	306	3,335
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	459	16,854
Deluxe Corp. (Commercial Services & Supplies)	255	12,039
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,754	9,501
Denny’s Corp.* (Hotels, Restaurants & Leisure)	459	7,964
Dermira, Inc.* (Pharmaceuticals)	357	4,480
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	867	4,361
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	459	6,509
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,224	12,791
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	357	4,698
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	561	2,188
Digi International, Inc.* (Communications Equipment)	255	2,958
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	4,111
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	255	7,698
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	357	7,083
Donnelley Financial Solutions, Inc.* (Capital Markets)	306	4,758
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	357	2,838
Dorman Products, Inc.* (Auto Components)	153	12,089
Dril-Quip, Inc.* (Energy Equipment & Services)	255	10,852
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	561	2,996
DSW, Inc. - Class A (Specialty Retail)	459	12,186
Durect Corp.* (Pharmaceuticals)	1,734	1,734
Dycom Industries, Inc.* (Construction & Engineering)	204	13,848
Dynavax Technologies Corp.* (Biotechnology)	459	4,540
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	561	3,248

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Eagle Bancorp, Inc.* (Banks)	204	$10,031
Eagle Bulk Shipping, Inc.* (Marine)	561	2,799
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	357	6,487
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	204	19,541
Ebix, Inc. (Software)	153	8,768
Echo Global Logistics, Inc.* (Air Freight & Logistics)	204	5,245
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,581	1,802
Edgewell Personal Care Co.* (Personal Products)	306	14,682
Editas Medicine, Inc.* (Biotechnology)	306	7,751
El Paso Electric Co. (Electric Utilities)	255	14,548
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	408	14,892
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	255	7,395
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	9,318
Ellie Mae, Inc.* (Software)	204	13,521
EMCOR Group, Inc. (Construction & Engineering)	306	21,720
Emerald Expositions Events, Inc. (Media)	204	2,982
Emergent BioSolutions, Inc.* (Biotechnology)	255	15,603
Employers Holdings, Inc. (Insurance)	204	9,376
Encore Capital Group, Inc.* (Consumer Finance)	204	5,184
Endo International PLC* (Pharmaceuticals)	1,377	23,326
Endocyte, Inc.* (Pharmaceuticals)	459	10,855
Endologix, Inc.* (Health Care Equipment & Supplies)	765	933
Endurance International Group Holdings, Inc.* (IT Services)	561	5,537
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,275	4,297
Energy Recovery, Inc.* (Machinery)	408	3,060
EnerSys (Electrical Equipment)	255	20,289
Ennis, Inc. (Commercial Services & Supplies)	204	3,949
Enova International, Inc.* (Consumer Finance)	204	4,825
Enphase Energy, Inc.* (Electrical Equipment)	765	3,473
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	816	21,657
Entercom Communications Corp. - Class A (Media)	918	5,958
Entravision Communications Corp. - Class A (Media)	714	3,527
Envestnet, Inc.* (Software)	255	13,265
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	561	1,863
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	867	1,561
Epizyme, Inc.* (Biotechnology)	408	3,284
Eros International PLC* (Entertainment)	306	3,054
ESCO Technologies, Inc. (Machinery)	153	9,367
Essendant, Inc. (Commercial Services & Supplies)	357	4,548
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	561	22,114
Esterline Technologies Corp.* (Aerospace & Defense)	153	17,956
Ethan Allen Interiors, Inc. (Household Durables)	204	3,905
Etsy, Inc.* (Internet & Direct Marketing Retail)	663	28,190
Everbridge, Inc.* (Software)	153	7,777
Everi Holdings, Inc.* (IT Services)	561	4,039
EVERTEC, Inc. (IT Services)	408	10,641
Evolent Health, Inc.* (Health Care Technology)	459	10,190
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	306	3,152
Evoqua Water Technologies Corp.* (Machinery)	510	4,896
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	357	4,048
Exela Technologies, Inc.* - Class I (IT Services)	612	3,733
ExlService Holdings, Inc.* (IT Services)	204	13,076
Exponent, Inc. (Professional Services)	306	15,441
Express, Inc.* (Specialty Retail)	561	4,942
Exterran Corp.* (Energy Equipment & Services)	255	5,327
Extreme Networks, Inc.* (Communications Equipment)	816	4,529
EZCORP, Inc.* - Class A (Consumer Finance)	408	4,056
Fabrinet* (Electronic Equipment, Instruments & Components)	255	11,047
Farmers National Banc Corp. (Banks)	255	3,341
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	357	2,445
Fate Therapeutics, Inc.* (Biotechnology)	408	5,084
FCB Financial Holdings, Inc.* - Class A (Banks)	255	9,978
Federal Signal Corp. (Machinery)	408	8,972
Federated Investors, Inc. - Class B (Capital Markets)	612	15,098
Ferro Corp.* (Chemicals)	510	8,639
FGL Holdings* (Diversified Financial Services)	969	7,655
FibroGen, Inc.* (Biotechnology)	408	17,491
Finisar Corp.* (Communications Equipment)	714	11,917
First Bancorp (Banks)	204	7,526
First BanCorp.* (Banks)	1,377	12,710
First Busey Corp. (Banks)	306	8,544
First Commonwealth Financial Corp. (Banks)	663	8,951
First Financial Bancorp (Banks)	561	14,681
First Financial Bankshares, Inc. (Banks)	357	21,058
First Foundation, Inc.* (Banks)	255	4,134

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	$21,919
First Interstate Bancsys (Banks)	204	8,458
First Merchants Corp. (Banks)	306	12,733
First Midwest Bancorp, Inc. (Banks)	612	14,052
First of Long Island Corp. (The) (Banks)	204	4,123
FirstCash, Inc. (Consumer Finance)	255	20,501
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	1,377	6,513
Five Below, Inc.* (Specialty Retail)	306	34,828
Five Prime Therapeutics, Inc.* (Biotechnology)	306	3,715
Five9, Inc.* (Software)	357	14,052
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	204	6,281
Flexion Therapeutics, Inc.* (Biotechnology)	255	3,453
Flotek Industries, Inc.* (Chemicals)	867	1,569
Fluent, Inc.* (Media)	816	1,975
Fluidigm Corp.* (Life Sciences Tools & Services)	510	3,672
Flushing Financial Corp. (Banks)	204	4,629
ForeScout Technologies, Inc.* (Software)	204	5,618
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	510	6,242
Fortress Biotech, Inc.* (Biotechnology)	765	638
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	612	5,484
Forward Air Corp. (Air Freight & Logistics)	204	12,238
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	306	6,643
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	408	10,641
Fox Factory Holding Corp.* (Auto Components)	255	13,700
Francesca’s Holdings Corp.* (Specialty Retail)	408	1,240
Franklin Electric Co., Inc. (Machinery)	306	12,981
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	765	5,324
Frank’s International N.V.* (Energy Equipment & Services)	663	4,707
Fresh Del Monte Produce, Inc. (Food Products)	204	6,738
Freshpet, Inc.* (Food Products)	204	7,772
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	408	3,782
Frontier Communications Corp. (Diversified Telecommunication Services)	714	3,434
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	714	5,105
FTI Consulting, Inc.* (Professional Services)	204	14,098
FuelCell Energy, Inc.* (Electrical Equipment)	1,785	1,509
Fulton Financial Corp. (Banks)	1,020	16,330
FutureFuel Corp. (Chemicals)	255	4,182
GAIN Capital Holdings, Inc. (Capital Markets)	408	3,117
GameStop Corp. - Class A (Specialty Retail)	663	9,680
Gannett Co., Inc. (Media)	765	7,421
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	306	6,261
GATX Corp. (Trading Companies & Distributors)	204	15,286
GCP Applied Technologies, Inc.* (Chemicals)	459	11,920
Generac Holdings, Inc.* (Electrical Equipment)	357	18,111
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,020	1,571
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	510	2,718
Gentherm, Inc.* (Auto Components)	255	11,128
Genworth Financial, Inc.* - Class A (Insurance)	3,060	13,097
Geron Corp.* (Biotechnology)	1,377	2,107
Getty Realty Corp. (Equity Real Estate Investment Trusts)	255	6,842
Gibraltar Industries, Inc.* (Building Products)	204	7,271
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	255	10,164
Glacier Bancorp, Inc. (Banks)	510	21,623
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	255	4,842
Glaukos Corp.* (Health Care Equipment & Supplies)	204	11,820
Global Blood Therapeutics, Inc.* (Biotechnology)	306	10,738
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	459	9,295
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	408	21,562
Glu Mobile, Inc.* (Entertainment)	867	6,112
Glycomimetics, Inc.* (Biotechnology)	306	3,849
Gms, Inc.* (Trading Companies & Distributors)	255	4,192
GNC Holdings, Inc.* - Class A (Specialty Retail)	867	3,191
Gogo, Inc.* (Wireless Telecommunication Services)	663	3,792
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	561	15,024
Gold Resource Corp. (Metals & Mining)	561	2,429
GoPro, Inc.* - Class A (Household Durables)	867	5,696
Government Properties Income Trust (Equity Real Estate Investment Trusts)	663	5,854
Granite Construction, Inc. (Construction & Engineering)	255	11,659
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	306	5,695
Gray Television, Inc.* (Media)	561	9,711
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	663	3,852
Great Western Bancorp, Inc. (Banks)	357	13,084

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Green Brick Partners, Inc.* (Household Durables)	306	$2,876
Green Dot Corp.* - Class A (Consumer Finance)	255	19,313
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	306	5,214
Greenlight Capital Re, Ltd.* - Class A (Insurance)	306	3,547
Greif, Inc. - Class A (Containers & Packaging)	153	7,237
Griffon Corp. (Building Products)	255	3,091
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,754	9,006
GTT Communications, Inc.* (IT Services)	204	7,324
Guaranty BanCorp (Banks)	204	5,308
GUESS?, Inc. (Specialty Retail)	408	8,666
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,071	9,757
H&E Equipment Services, Inc. (Trading Companies & Distributors)	204	4,914
H.B. Fuller Co. (Chemicals)	306	13,605
Haemonetics Corp.* (Health Care Equipment & Supplies)	306	31,967
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,173	3,894
Halozyme Therapeutics, Inc.* (Biotechnology)	765	11,880
Hancock Holding Co. (Banks)	510	21,399
Hanmi Financial Corp. (Banks)	255	5,350
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	357	7,408
Harmonic, Inc.* (Communications Equipment)	867	4,777
Harsco Corp.* (Machinery)	510	14,010
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	561	2,222
Hawaiian Holdings, Inc. (Airlines)	306	10,591
HC2 Holdings, Inc.* (Construction & Engineering)	561	2,917
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	19,892
Healthcare Services Group, Inc. (Commercial Services & Supplies)	459	18,631
HealthEquity, Inc.* (Health Care Providers & Services)	306	28,090
HealthStream, Inc. (Health Care Technology)	204	5,367
Heartland Express, Inc. (Road & Rail)	357	6,951
Heartland Financial USA, Inc. (Banks)	204	10,841
Hecla Mining Co. (Metals & Mining)	2,601	6,242
Helen of Troy, Ltd.* (Household Durables)	153	18,989
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,020	8,690
Heritage Commerce Corp. (Banks)	306	4,440
Heritage Financial Corp. (Banks)	255	8,344
Herman Miller, Inc. (Commercial Services & Supplies)	357	11,763
Heron Therapeutics, Inc.* (Biotechnology)	408	11,326
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	255	4,478
Hertz Global Holdings, Inc.* (Road & Rail)	408	5,610
HFF, Inc. - Class A (Real Estate Management & Development)	255	9,371
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	867	3,225
Hillenbrand, Inc. (Machinery)	357	17,100
Hilltop Holdings, Inc. (Banks)	459	9,134
HMS Holdings Corp.* (Health Care Technology)	510	14,698
HNI Corp. (Commercial Services & Supplies)	255	9,662
Home BancShares, Inc. (Banks)	918	17,479
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	5,300
Hope Bancorp, Inc. (Banks)	765	11,077
Horace Mann Educators Corp. (Insurance)	255	10,016
Horizon BanCorp, Inc. (Banks)	306	5,129
Horizon Pharma PLC* (Pharmaceuticals)	969	17,645
Hortonworks, Inc.* (Software)	459	8,198
Hostess Brands, Inc.* (Food Products)	663	6,895
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	765	5,126
Houlihan Lokey, Inc. (Capital Markets)	204	8,401
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,632	2,383
Hub Group, Inc.* - Class A (Air Freight & Logistics)	204	9,347
Hubspot, Inc.* (Software)	204	27,672
Hudson, Ltd.* - Class A (Specialty Retail)	306	6,469
IBERIABANK Corp. (Banks)	306	22,793
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	204	3,621
IDACORP, Inc. (Electric Utilities)	306	28,537
Idera Pharmaceuticals, Inc.* (Biotechnology)	255	1,701
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	357	13,291
IMAX Corp.* (Entertainment)	357	6,912
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	255	2,553
Immune Design Corp.* (Biotechnology)	612	881
ImmunoGen, Inc.* (Biotechnology)	816	4,431
Immunomedics, Inc.* (Biotechnology)	765	17,235
Imperva, Inc.* (Software)	204	11,291
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	663	2,659
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	6,570
Independent Bank Corp. (Banks)	153	12,003
Infinera Corp.* (Communications Equipment)	969	5,368
Information Services Group, Inc.* (IT Services)	612	2,515
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	306	6,432
Ingevity Corp.* (Chemicals)	255	23,226

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
InnerWorkings, Inc.* (Professional Services)	459	$3,300
Innospec, Inc. (Chemicals)	153	10,239
Innoviva, Inc.* (Pharmaceuticals)	510	7,120
Inovalon Holdings, Inc.* (Health Care Technology)	561	5,279
Inovio Pharmaceuticals, Inc.* (Biotechnology)	867	4,274
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	306	9,792
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	204	10,545
Insmed, Inc.* (Biotechnology)	459	6,701
Insperity, Inc. (Professional Services)	204	22,409
Instructure, Inc.* (Software)	204	7,617
Insys Therapeutics, Inc.* (Biotechnology)	357	3,045
Integer Holdings Corp.* (Health Care Equipment & Supplies)	204	15,192
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	35,810
Intellia Therapeutics, Inc.* (Biotechnology)	255	4,330
Intelsat S.A.* (Diversified Telecommunication Services)	306	7,974
InterDigital, Inc. (Communications Equipment)	204	14,474
Interface, Inc. (Commercial Services & Supplies)	408	6,646
International Bancshares Corp. (Banks)	357	13,816
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	153	5,739
Intersect ENT, Inc.* (Pharmaceuticals)	204	5,724
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	357	6,062
Intrepid Potash, Inc.* (Chemicals)	918	3,626
Intrexon Corp.* (Biotechnology)	459	5,306
Invacare Corp. (Health Care Equipment & Supplies)	255	3,295
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	714	10,767
Investment Technology Group, Inc. (Capital Markets)	255	7,007
Investors Bancorp, Inc. (Banks)	1,479	16,535
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	918	4,985
Invitae Corp.* (Biotechnology)	561	7,961
Iovance Biotherapeutics, Inc.* (Biotechnology)	561	5,094
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	12,124
iRobot Corp.* (Household Durables)	153	13,490
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	816	10,690
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	510	5,355
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	510	2,203
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	10,637
J.C. Penney Co., Inc.* (Multiline Retail)	2,346	3,449
j2 Global, Inc. (Software)	255	18,574
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	153	12,076
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	510	6,283
James River Group Holdings, Ltd. (Insurance)	204	7,854
Jeld-Wen Holding, Inc.* (Building Products)	459	7,463
John Bean Technologies Corp. (Machinery)	204	21,209
K12, Inc.* (Diversified Consumer Services)	306	6,551
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	306	8,378
Kadmon Holdings, Inc.* (Biotechnology)	867	2,055
Kaman Corp. - Class A (Trading Companies & Distributors)	153	9,719
KapStone Paper & Packaging Corp. (Paper & Forest Products)	510	17,850
Karyopharm Therapeutics, Inc.* (Biotechnology)	357	3,763
KB Home (Household Durables)	510	10,185
KBR, Inc. (Construction & Engineering)	867	17,149
Keane Group, Inc.* (Energy Equipment & Services)	408	5,129
Kearny Financial Corp. (Thrifts & Mortgage Finance)	663	8,579
Kelly Services, Inc. - Class A (Professional Services)	255	5,990
KEMET Corp. (Electronic Equipment, Instruments & Components)	357	7,775
Kemper Corp. (Insurance)	255	19,173
Kennametal, Inc. (Machinery)	459	16,272
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	765	14,520
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	867	2,410
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	4,692
Kimball International, Inc. - Class B (Commercial Services & Supplies)	306	5,037
Kindred Biosciences, Inc.* (Biotechnology)	306	4,449
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	561	8,886
Knoll, Inc. (Commercial Services & Supplies)	357	7,086
Knowles Corp.* (Electronic Equipment, Instruments & Components)	561	9,077
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	918	2,047
Korn/Ferry International (Professional Services)	306	13,813
Kraton Performance Polymers, Inc.* (Chemicals)	204	5,618
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	612	7,668
Kura Oncology, Inc.* (Biotechnology)	255	2,772
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	561	9,447
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,020	2,825

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lakeland Bancorp, Inc. (Banks)	306	$5,040
Lakeland Financial Corp. (Banks)	153	6,584
Landec Corp.* (Food Products)	255	3,491
Lannett Co., Inc.* (Pharmaceuticals)	306	1,120
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	306	4,275
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,020	5,345
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	663	21,886
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	5,517
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	357	5,316
La-Z-Boy, Inc. (Household Durables)	306	8,507
LCI Industries (Auto Components)	153	10,611
LegacyTexas Financial Group, Inc. (Banks)	306	11,790
LendingClub Corp.* (Consumer Finance)	2,142	6,919
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	357	2,795
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,326	10,303
LHC Group, Inc.* (Health Care Providers & Services)	204	18,651
Liberty Braves Group* - Class C (Entertainment)	255	6,605
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	306	13,286
Liberty Latin America, Ltd.* - Class A (Media)	306	5,502
Liberty Latin America, Ltd.* - Class C (Media)	714	12,859
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	510	7,354
LifePoint Health, Inc.* (Health Care Providers & Services)	204	13,231
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	612	1,652
Limelight Networks, Inc.* (IT Services)	918	3,700
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	408	2,424
LivaNova PLC* (Health Care Equipment & Supplies)	255	28,556
Live Oak Bancshares, Inc. (Banks)	204	3,754
LivePerson, Inc.* (Software)	357	8,068
LiveRamp Holdings, Inc.* (IT Services)	459	20,967
LiveXLive Media, Inc.* (Entertainment)	357	1,057
Louisiana-Pacific Corp. (Paper & Forest Products)	867	18,875
Loxo Oncology, Inc.* (Biotechnology)	153	23,357
LSC Communications, Inc. (Commercial Services & Supplies)	306	2,886
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	255	10,906
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	204	2,440
Lumentum Holdings, Inc.* (Communications Equipment)	357	19,509
Luminex Corp. (Life Sciences Tools & Services)	255	7,336
M.D.C. Holdings, Inc. (Household Durables)	306	8,599
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	306	4,305
M/I Homes, Inc.* (Household Durables)	204	4,931
Macatawa Bank Corp. (Banks)	306	3,320
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	561	11,388
MacroGenics, Inc.* (Biotechnology)	306	5,037
Magellan Health, Inc.* (Health Care Providers & Services)	153	9,954
Maiden Holdings, Ltd. (Insurance)	561	1,969
Mallinckrodt PLC* (Pharmaceuticals)	510	12,781
MannKind Corp.* (Biotechnology)	1,683	3,080
ManTech International Corp. - Class A (IT Services)	153	8,764
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	459	2,148
Marrone Bio Innovations, Inc.* (Chemicals)	1,377	2,066
Marten Transport, Ltd. (Road & Rail)	306	5,894
Masonite International Corp.* (Building Products)	153	8,475
MasTec, Inc.* (Construction & Engineering)	357	15,533
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	612	17,650
Matrix Service Co.* (Energy Equipment & Services)	255	5,184
Matson, Inc. (Marine)	255	8,946
Matthews International Corp. - Class A (Commercial Services & Supplies)	204	8,490
Maxar Technologies, Ltd. (Aerospace & Defense)	357	5,323
MAXIMUS, Inc. (IT Services)	357	23,195
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	459	8,909
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	510	1,499
MB Financial, Inc. (Banks)	459	20,374
MBIA, Inc.* (Insurance)	663	6,564
McDermott International, Inc.* (Energy Equipment & Services)	1,020	7,885
McGrath RentCorp (Commercial Services & Supplies)	153	8,169
MDC Partners, Inc.* - Class A (Media)	663	1,638
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	2,531
MediciNova, Inc.* (Biotechnology)	408	3,982
Medidata Solutions, Inc.* (Health Care Technology)	306	21,512
Mercury Systems, Inc.* (Aerospace & Defense)	306	14,339
Meredith Corp. (Media)	255	13,148
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,655

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	$4,960
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	17,479
Meritage Homes Corp.* (Household Durables)	255	9,499
Meritor, Inc.* (Machinery)	510	8,665
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	7,548
MGE Energy, Inc. (Electric Utilities)	204	12,746
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,142	26,153
Milacron Holdings Corp.* (Machinery)	459	6,426
MiMedx Group, Inc.* (Biotechnology)	867	5,046
Mindbody, Inc.* (Software)	255	8,119
Minerals Technologies, Inc. (Chemicals)	204	11,169
Minerva Neurosciences, Inc.* (Biotechnology)	357	3,916
Miragen Therapeutics, Inc.* (Biotechnology)	408	1,763
Mitek System, Inc.* (Software)	357	3,274
Mobile Mini, Inc. (Commercial Services & Supplies)	255	10,486
MobileIron, Inc.* (Software)	765	3,699
Model N, Inc.* (Software)	255	3,917
Modine Manufacturing Co.* (Auto Components)	357	4,645
Moelis & Co. (Capital Markets)	255	10,292
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	6,380
MoneyGram International, Inc.* (IT Services)	408	1,730
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	510	7,630
Monotype Imaging Holdings, Inc. (Software)	306	5,364
Monro Muffler Brake, Inc. (Specialty Retail)	204	15,178
Moog, Inc. - Class A (Aerospace & Defense)	204	14,596
Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	204	2,956
MRC Global, Inc.* (Trading Companies & Distributors)	510	8,073
MSA Safety, Inc. (Commercial Services & Supplies)	204	21,305
MSG Networks, Inc.* - Class A (Media)	408	10,424
Mueller Industries, Inc. (Machinery)	357	8,693
Mueller Water Products, Inc. - Class A (Machinery)	969	9,942
Murphy USA, Inc.* (Specialty Retail)	204	16,449
Myers Industries, Inc. (Containers & Packaging)	255	4,044
Myokardia, Inc.* (Pharmaceuticals)	204	10,800
Myriad Genetics, Inc.* (Biotechnology)	408	18,372
Nantkwest, Inc.* (Biotechnology)	816	1,779
Natera, Inc.* (Biotechnology)	306	6,720
National Bank Holdings Corp. (Banks)	204	6,887
National CineMedia, Inc. (Media)	612	5,477
National General Holdings Corp. (Insurance)	408	11,367
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	255	18,732
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	306	8,149
National Vision Holdings, Inc.* (Specialty Retail)	204	8,452
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	6,096
Nautilus, Inc.* (Leisure Products)	255	3,119
Navigant Consulting, Inc. (Professional Services)	306	6,610
Navistar International Corp.* (Machinery)	306	10,248
NBT Bancorp, Inc. (Banks)	255	9,305
NCI Building Systems, Inc.* (Building Products)	306	3,749
Neogen Corp.* (Health Care Equipment & Supplies)	306	18,580
NeoGenomics, Inc.* (Life Sciences Tools & Services)	408	7,524
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	459	3,672
Neos Therapeutics, Inc.* (Pharmaceuticals)	408	1,277
NETGEAR, Inc.* (Communications Equipment)	204	11,318
NetScout Systems, Inc.* (Communications Equipment)	510	12,883
Nevro Corp.* (Health Care Equipment & Supplies)	153	7,460
New Jersey Resources Corp. (Gas Utilities)	510	23,001
New Media Investment Group, Inc. (Media)	408	5,732
New Relic, Inc.* (Software)	255	22,759
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	612	3,501
New York & Co., Inc.* (Specialty Retail)	561	2,222
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	867	5,323
NewLink Genetics Corp.* (Biotechnology)	510	964
Newpark Resources, Inc.* (Energy Equipment & Services)	663	5,443
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	357	3,731
Nexstar Broadcasting Group, Inc. - Class A (Media)	255	19,096
NextGen Healthcare, Inc.* (Health Care Technology)	357	5,273
NIC, Inc. (IT Services)	459	6,109
NII Holdings, Inc.* (Wireless Telecommunication Services)	969	6,027
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	459	9,703
NN, Inc. (Machinery)	255	2,958
Noble Corp. PLC* (Energy Equipment & Services)	1,683	8,449
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,428	3,699
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,275	3,749

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	357	$4,702
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	357	4,791
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	612	9,878
Northwest Natural Holding Co. (Gas Utilities)	204	13,217
NorthWestern Corp. (Multi-Utilities)	306	17,981
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	204	11,875
Novavax, Inc.* (Biotechnology)	3,213	5,655
Novocure, Ltd.* (Health Care Equipment & Supplies)	459	15,211
NOW, Inc.* (Trading Companies & Distributors)	714	9,168
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	204	7,254
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	17,188
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	11,579
Nymox Pharmaceutical Corp.* (Biotechnology)	714	1,250
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,581	15,905
Ocean RIG Udw, Inc.* (Energy Equipment & Services)	357	10,814
Oceaneering International, Inc.* (Energy Equipment & Services)	612	11,590
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	306	7,748
Oclaro, Inc.* (Communications Equipment)	1,122	9,223
Ocular Therapeutix, Inc.* (Pharmaceuticals)	408	2,024
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,020	3,570
Office Depot, Inc. (Specialty Retail)	3,570	9,139
OFG Bancorp (Banks)	357	6,101
Oil States International, Inc.* (Energy Equipment & Services)	357	7,950
Old National Bancorp (Banks)	918	16,386
Old Second Bancorp, Inc. (Banks)	255	3,626
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	306	28,427
Omeros Corp.* (Pharmaceuticals)	357	5,451
Omnicell, Inc.* (Health Care Technology)	255	18,029
OMNOVA Solutions, Inc.* (Chemicals)	408	3,015
On Deck Capital, Inc.* (Diversified Financial Services)	510	3,519
ONE Gas, Inc. (Gas Utilities)	306	24,147
OneSpan, Inc.* (Software)	255	3,742
OPKO Health, Inc.* (Biotechnology)	2,091	7,068
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	408	5,671
ORBCOMM, Inc.* (Diversified Telecommunication Services)	561	5,346
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	510	3,335
Organovo Holdings, Inc.* (Biotechnology)	1,836	1,854
Orion Marine Group, Inc.* (Construction & Engineering)	357	1,685
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	4,471
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	255	13,049
Otter Tail Corp. (Electric Utilities)	255	11,493
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	765	2,402
Owens & Minor, Inc. (Health Care Providers & Services)	408	3,223
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	255	3,930
P.H. Glatfelter Co. (Paper & Forest Products)	306	5,477
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,122	4,993
Pacific Premier Bancorp, Inc.* (Banks)	306	8,944
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	12,467
Palatin Technologies, Inc.* (Biotechnology)	2,958	2,662
Pandora Media, Inc.* (Entertainment)	1,581	13,439
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	4,508
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	357	2,660
Party City Holdco, Inc.* (Specialty Retail)	306	3,204
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	510	9,139
Patterson Cos., Inc. (Health Care Providers & Services)	510	11,516
Paylocity Holding Corp.* (Software)	204	13,421
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	15,155
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	306	2,448
PDL BioPharma, Inc.* (Biotechnology)	1,530	3,810
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	459	16,272
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	408	13,754
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	612	14,859
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	510	4,565
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	408	7,878
Perficient, Inc.* (IT Services)	255	6,380
Performance Food Group Co.* (Food & Staples Retailing)	612	17,944
Perspecta, Inc. (IT Services)	867	21,233
PGT, Inc.* (Building Products)	357	7,233
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	561	5,464
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,071	17,757

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	765	$13,785
Pier 1 Imports, Inc. (Specialty Retail)	1,020	1,622
Pieris Pharmaceuticals, Inc.* (Biotechnology)	612	2,521
Pioneer Energy Services Corp.* (Energy Equipment & Services)	816	2,424
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,173	7,765
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	510	25,036
Plantronics, Inc. (Communications Equipment)	204	12,030
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	11,914
Plug Power, Inc.* (Electrical Equipment)	2,040	3,774
PNM Resources, Inc. (Electric Utilities)	459	17,630
PolyOne Corp. (Chemicals)	459	14,830
Portland General Electric Co. (Electric Utilities)	510	22,991
Portola Pharmaceuticals, Inc.* (Biotechnology)	408	8,034
Potlatch Corp. (Equity Real Estate Investment Trusts)	357	12,941
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	153	8,617
PQ Group Holdings, Inc.* (Chemicals)	306	4,911
PRA Group, Inc.* (Consumer Finance)	306	9,437
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	306	5,156
Presidio, Inc. (IT Services)	306	4,100
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	11,065
Primerica, Inc. (Insurance)	255	27,985
Primo Water Corp.* (Beverages)	255	4,251
Primoris Services Corp. (Construction & Engineering)	306	6,478
ProAssurance Corp. (Insurance)	357	15,679
Progenics Pharmaceuticals, Inc.* (Biotechnology)	612	3,066
Progress Software Corp. (Software)	306	9,835
ProPetro Holding Corp.* (Energy Equipment & Services)	510	9,002
PROS Holdings, Inc.* (Software)	204	6,716
Proteostasis Therapeutics, Inc.* (Biotechnology)	765	4,751
Prothena Corp. PLC* (Biotechnology)	357	4,427
Proto Labs, Inc.* (Machinery)	153	18,275
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	9,955
PTC Therapeutics, Inc.* (Biotechnology)	306	11,787
Puma Biotechnology, Inc.* (Biotechnology)	204	7,558
Q2 Holdings, Inc.* (Software)	204	10,859
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	306	11,726
Quad/Graphics, Inc. (Commercial Services & Supplies)	255	3,935
Qualys, Inc.* (Software)	204	14,533
Quanex Building Products Corp. (Building Products)	306	4,535
Quantenna Communications, Inc.* (Communications Equipment)	306	5,496
Quidel Corp.* (Health Care Equipment & Supplies)	204	13,129
QuinStreet, Inc.* (Interactive Media & Services)	357	5,676
Quorum Health Corp.* (Health Care Providers & Services)	510	2,030
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	561	7,220
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	612	3,592
R1 RCM, Inc.* (Health Care Providers & Services)	765	6,480
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,275	24,466
Radiant Logistics, Inc.* (Air Freight & Logistics)	663	3,607
Radius Health, Inc.* (Biotechnology)	255	4,037
RadNet, Inc.* (Health Care Providers & Services)	357	5,284
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	6,219
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	561	7,450
Rapid7, Inc.* (Software)	255	9,241
Raven Industries, Inc. (Industrial Conglomerates)	255	11,087
Rayonier Advanced Materials, Inc. (Chemicals)	408	5,051
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	408	9,441
Redfin Corp.* (Real Estate Management & Development)	459	7,092
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	510	8,374
Regenxbio, Inc.* (Biotechnology)	204	13,601
Regis Corp.* (Diversified Consumer Services)	306	5,153
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	510	1,158
Renasant Corp. (Banks)	306	10,673
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	306	9,510
Rent-A-Center, Inc.* (Specialty Retail)	357	5,087
Repligen Corp.* (Biotechnology)	255	13,826
Republic First Bancorp, Inc.* (Banks)	459	3,098
Resources Connection, Inc. (Professional Services)	255	4,162
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	663	11,662
Retrophin, Inc.* (Biotechnology)	255	6,543
REV Group, Inc. (Machinery)	255	2,782
Revance Therapeutics, Inc.* (Pharmaceuticals)	255	5,551
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	510	16,152

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rexnord Corp.* (Machinery)	612	$16,408
Ribbon Communications, Inc.* (Communications Equipment)	561	3,815
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,428	4,098
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	459	3,273
Rite Aid Corp.* (Food & Staples Retailing)	6,528	7,834
RLI Corp. (Insurance)	255	18,852
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,020	19,829
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	612	2,497
Roku, Inc.* (Household Durables)	255	14,178
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	816	12,982
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	714	3,270
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	204	4,241
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	204	7,220
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	204	5,514
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	255	19,785
S&T Bancorp, Inc. (Banks)	204	8,182
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,020	22,082
Safe Bulkers, Inc.* (Marine)	765	1,935
Saia, Inc.* (Road & Rail)	153	9,618
SailPoint Technologies Holding, Inc.* (Software)	255	6,640
Sally Beauty Holdings, Inc.* (Specialty Retail)	765	13,625
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	867	1,439
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	255	2,282
Sandy Spring Bancorp, Inc. (Banks)	204	7,252
Sangamo BioSciences, Inc.* (Biotechnology)	663	8,400
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	408	10,322
Savara, Inc.* (Biotechnology)	306	2,754
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	5,949
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	204	5,488
Scholastic Corp. (Media)	204	8,850
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	6,512
Science Applications International Corp. (IT Services)	255	17,725
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	306	6,812
Scorpio Bulkers, Inc. (Marine)	561	3,568
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	2,193	3,925
Seacoast Banking Corp. of Florida* (Banks)	306	8,051
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	357	9,325
Select Energy Services, Inc.* (Energy Equipment & Services)	357	3,413
Select Income REIT (Equity Real Estate Investment Trusts)	408	7,715
Select Medical Holdings Corp.* (Health Care Providers & Services)	663	10,993
Selective Insurance Group, Inc. (Insurance)	357	23,151
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	510	9,430
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	357	16,044
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	714	2,649
Sensient Technologies Corp. (Chemicals)	255	16,539
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	204	7,756
ServiceSource International, Inc.* (IT Services)	867	1,153
ServisFirst Bancshares, Inc. (Banks)	306	11,010
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	153	8,092
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	11,635
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	561	7,013
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	204	10,200
SIGA Technologies, Inc.* (Pharmaceuticals)	561	2,710
Signet Jewelers, Ltd. (Specialty Retail)	357	20,009
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	20,790
Simmons First National Corp. - Class A (Banks)	561	15,024
Simply Good Foods Co. (The)* (Food Products)	459	8,703
Simpson Manufacturing Co., Inc. (Building Products)	255	14,555
Sinclair Broadcast Group, Inc. - Class A (Media)	459	13,146
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	255	17,349
SkyWest, Inc. (Airlines)	306	17,531
Sleep Number Corp.* (Specialty Retail)	255	9,274
Solaris Oilfield Infrastructure, Inc.* (Energy Equipment & Services)	255	3,366
Sonic Corp. (Hotels, Restaurants & Leisure)	255	11,036
Sorrento Therapeutics, Inc.* (Biotechnology)	765	2,440
Sotheby’s* - Class A (Diversified Consumer Services)	255	10,710
South Jersey Industries, Inc. (Gas Utilities)	510	15,065
South State Corp. (Banks)	204	13,805
Southside Bancshares, Inc. (Banks)	204	6,463
Southwest Gas Corp. (Gas Utilities)	255	19,704

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,468	$18,518
Spark Therapeutics, Inc.* (Biotechnology)	204	9,178
Spartan Motors, Inc. (Machinery)	306	2,059
SpartanNash Co. (Food & Staples Retailing)	255	4,552
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	612	7,283
Spire, Inc. (Gas Utilities)	306	22,209
Spirit Airlines, Inc.* (Airlines)	408	21,175
Spirit MTA REIT (Equity Real Estate Investment Trusts)	408	4,370
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	510	2,565
SPX Corp.* (Machinery)	255	7,477
SPX FLOW, Inc.* (Machinery)	255	8,729
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,479	10,471
STAAR Surgical Co.* (Health Care Equipment & Supplies)	255	10,228
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	561	14,844
State Bank Financial Corp. (Banks)	255	6,520
Steelcase, Inc. - Class A (Commercial Services & Supplies)	561	9,313
Stemline Therapeutics, Inc.* (Biotechnology)	255	3,820
Sterling Construction Co., Inc.* (Construction & Engineering)	255	2,897
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	510	15,948
Stifel Financial Corp. (Capital Markets)	408	18,655
Stoneridge, Inc.* (Auto Components)	204	5,184
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	6,804
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	663	7,638
Summit Materials, Inc.* - Class A (Construction Materials)	663	8,951
Sun Hydraulics Corp. (Machinery)	204	9,466
SunCoke Energy, Inc.* (Metals & Mining)	459	5,141
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	561	3,372
Sunrun, Inc.* (Electrical Equipment)	612	7,503
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,326	19,187
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,020	7,987
Superior Industries International, Inc. (Auto Components)	204	2,005
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	306	14,553
Sykes Enterprises, Inc.* (IT Services)	255	7,821
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	204	7,658
Syneos Health, Inc.* (Life Sciences Tools & Services)	357	16,289
Synergy Pharmaceuticals, Inc.* (Biotechnology)	2,244	935
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	153	11,874
Syros Pharmaceuticals, Inc.* (Biotechnology)	306	2,013
T2 Biosystems, Inc.* (Biotechnology)	357	1,874
Tahoe Resources, Inc.* (Metals & Mining)	2,040	4,835
Tailored Brands, Inc. (Specialty Retail)	306	6,429
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	306	11,509
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	561	12,488
Taylor Morrison Home Corp.* - Class A (Household Durables)	663	10,966
Team, Inc.* (Commercial Services & Supplies)	255	5,075
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	14,414
Teekay Corp. (Oil, Gas & Consumable Fuels)	612	4,058
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	2,499	2,774
TEGNA, Inc. (Media)	1,326	15,302
Teladoc, Inc.* (Health Care Technology)	357	24,754
Telaria, Inc.* (Software)	663	1,943
Telenav, Inc.* (Software)	459	1,955
Teligent, Inc.* (Pharmaceuticals)	714	2,292
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	612	4,896
Tenet Healthcare Corp.* (Health Care Providers & Services)	510	13,122
Tenneco, Inc. (Auto Components)	306	10,536
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	561	6,322
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	357	13,363
Tetra Tech, Inc. (Commercial Services & Supplies)	306	20,208
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,071	3,181
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	714	1,464
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	408	24,668
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	255	2,991
TG Therapeutics, Inc.* (Biotechnology)	459	2,088
The Andersons, Inc. (Food & Staples Retailing)	204	7,344
The Bancorp, Inc.* (Banks)	459	4,820
The Brink’s Co. (Commercial Services & Supplies)	306	20,294
The Buckle, Inc. (Specialty Retail)	204	4,162
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	255	12,327
The E.W. Scripps Co. - Class A (Media)	357	6,005
The Ensign Group, Inc. (Health Care Providers & Services)	306	11,334
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	714	15,787

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Greenbrier Cos., Inc. (Machinery)	204	$9,680
The Hackett Group, Inc. (IT Services)	255	5,220
The KEYW Holding Corp.* (Aerospace & Defense)	459	3,594
The Manitowoc Co., Inc.* (Machinery)	255	4,661
The Medicines Co.* (Pharmaceuticals)	408	9,490
The Meet Group, Inc.* (Interactive Media & Services)	816	3,599
The New York Times Co. - Class A (Media)	765	20,195
The St Joe Co.* (Real Estate Management & Development)	306	4,648
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,173	5,736
Theravance Biopharma, Inc.* (Pharmaceuticals)	306	7,427
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	5,503
Third Point Reinsurance, Ltd.* (Insurance)	561	6,205
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	306	6,631
Tile Shop Holdings, Inc. (Specialty Retail)	459	2,984
TimkenSteel Corp.* (Metals & Mining)	306	3,559
Tiptree Financial, Inc. - Class A (Insurance)	408	2,403
Titan International, Inc. (Machinery)	408	2,880
Tivity Health, Inc.* (Health Care Providers & Services)	255	8,775
TiVo Corp. (Software)	765	8,415
TopBuild Corp.* (Household Durables)	204	9,306
TowneBank (Banks)	408	11,477
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	255	5,054
Trade Desk, Inc. (The)* (Software)	204	25,204
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,275	4,169
Travelport Worldwide, Ltd. (IT Services)	765	11,444
Tredegar Corp. (Chemicals)	204	3,794
Trex Co., Inc.* (Building Products)	357	21,883
TRI Pointe Group, Inc.* (Household Durables)	918	10,924
TriMas Corp.* (Machinery)	306	9,012
TriNet Group, Inc.* (Professional Services)	255	11,982
Trinseo SA (Chemicals)	255	13,739
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	357	11,485
Triumph Group, Inc. (Aerospace & Defense)	357	6,515
Tronox, Ltd. - Class A (Chemicals)	612	7,007
TrueBlue, Inc.* (Professional Services)	306	7,139
TrueCar, Inc.* (Interactive Media & Services)	663	7,545
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	5,348
Trustmark Corp. (Banks)	408	12,566
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	612	7,160
Tupperware Brands Corp. (Household Durables)	306	10,741
Tutor Perini Corp.* (Construction & Engineering)	306	4,743
Tyme Technologies, Inc.* (Biotechnology)	714	1,599
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	459	6,426
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	306	3,219
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,683	2,020
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	12,355
UMB Financial Corp. (Banks)	255	16,282
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	306	4,385
Union Bankshares Corp. (Banks)	408	13,929
Unisys Corp.* (IT Services)	408	7,511
Unit Corp.* (Energy Equipment & Services)	357	8,257
United Bankshares, Inc. (Banks)	561	18,608
United Community Banks, Inc. (Banks)	459	11,415
United Community Financial Corp. (Thrifts & Mortgage Finance)	408	3,733
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,516
United Natural Foods, Inc.* (Food & Staples Retailing)	306	6,649
Universal Corp. (Tobacco)	153	10,383
Universal Forest Products, Inc. (Building Products)	357	10,092
Universal Insurance Holdings, Inc. (Insurance)	204	8,564
Univest Corp. of Pennsylvania (Banks)	204	5,092
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,938	2,578
Urban Edge Properties (Equity Real Estate Investment Trusts)	663	13,585
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	255	5,077
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	408	2,366
Valhi, Inc. (Chemicals)	459	955
Valley National Bancorp (Banks)	1,836	18,323
Vanda Pharmaceuticals, Inc.* (Biotechnology)	357	6,772
Varex Imaging Corp.* (Health Care Equipment & Supplies)	255	6,620
Varonis Systems, Inc.* (Software)	153	9,344
Vector Group, Ltd. (Tobacco)	612	8,274
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	357	3,395
Veracyte, Inc.* (Biotechnology)	306	4,544
Verastem, Inc.* (Biotechnology)	510	2,586
Vericel Corp.* (Biotechnology)	357	3,981
Verint Systems, Inc.* (Software)	357	16,304
Verso Corp.* - Class A (Paper & Forest Products)	255	7,168
ViaSat, Inc.* (Communications Equipment)	306	19,510
Viavi Solutions, Inc.* (Communications Equipment)	1,377	15,877

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ViewRay, Inc.* (Health Care Equipment & Supplies)	510	$4,412
Viking Therapeutics, Inc.* (Biotechnology)	408	5,549
VirnetX Holding Corp.* (Software)	816	2,693
Virtusa Corp.* (IT Services)	204	10,116
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	765	14,000
Vista Outdoor, Inc.* (Leisure Products)	408	5,100
Vital Therapies, Inc.* (Biotechnology)	459	141
Vivint Solar, Inc.* (Electrical Equipment)	510	2,647
Vocera Communications, Inc.* (Health Care Technology)	204	7,081
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	17,584
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	765	5,156
Wabash National Corp. (Machinery)	408	6,161
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	510	9,726
WageWorks, Inc.* (Professional Services)	255	10,152
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	153	6,420
Warrior Met Coal, Inc. (Metals & Mining)	255	7,140
Washington Federal, Inc. (Thrifts & Mortgage Finance)	510	14,362
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,224	7,834
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	12,792
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	255	4,167
Watts Water Technologies, Inc. - Class A (Machinery)	153	10,718
Weight Watchers International, Inc.* (Diversified Consumer Services)	204	13,484
Werner Enterprises, Inc. (Road & Rail)	306	9,850
WesBanco, Inc. (Banks)	255	10,226
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	459	4,673
Westamerica Bancorp (Banks)	153	8,906
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,559
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	306	3,072
Whitestone REIT (Equity Real Estate Investment Trusts)	357	4,805
WideOpenWest, Inc.* (Media)	357	3,477
Wildhorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	204	4,327
William Lyon Homes* - Class A (Household Durables)	255	3,458
Willscot Corp.* (Construction & Engineering)	306	4,541
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	510	2,101
Wingstop, Inc. (Hotels, Restaurants & Leisure)	204	12,774
Winnebago Industries, Inc. (Automobiles)	204	5,622
WisdomTree Investments, Inc. (Capital Markets)	816	6,340
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	561	19,730
Woodward, Inc. (Machinery)	306	22,533
Workiva, Inc.* (Software)	204	6,954
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	459	14,688
World Wrestling Entertainment, Inc. - Class A (Entertainment)	255	18,509
Worthington Industries, Inc. (Metals & Mining)	255	10,679
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	612	16,512
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	8,676
Xencor, Inc.* (Biotechnology)	306	10,012
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	663	13,625
XO Group, Inc.* (Interactive Media & Services)	204	7,060
Xperi Corp. (Semiconductors & Semiconductor Equipment)	357	4,641
Yelp, Inc.* (Interactive Media & Services)	459	19,655
Yext, Inc.* (Software)	510	9,802
YRC Worldwide, Inc.* (Road & Rail)	357	2,949
ZAGG, Inc.* (Household Durables)	255	3,088
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	816	914
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,275	2,525
ZixCorp.* (Software)	612	4,125
Zogenix, Inc.* (Pharmaceuticals)	204	8,519
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	1,122	1,930
TOTAL COMMON STOCKS (Cost $9,872,781)		10,544,442

Contingent Right (NM)
A. Schulman, Inc.*+^ (a) (Chemicals)	204	408
TOTAL CONTINGENT RIGHT (Cost $408)		408

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+^ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $ —)		—

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(b)(c) (77.4%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $21,122,237	$21,121,000	$21,121,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,121,000)		21,121,000

TOTAL INVESTMENT SECURITIES (Cost $30,994,189) - 116.1%		31,665,850
Net other assets (liabilities) - (16.1)%		(4,379,750)

NET ASSETS - 100.0%		$27,286,100

*                           Non-income producing security.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of October 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

^                            The Advisor has deemed these securities to be illiquid.  As of October 31, 2018, these securities represented less than 0.005%  of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $2,992,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	22	12/24/18	$1,664,410	$(229,502)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/18	2.46%	$4,726,600	$106,455
Russell 2000 Index	UBS AG	11/27/18	2.21%	10,346,416	267,150
				$15,073,016	$373,605

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$127,706	0.5%
Air Freight & Logistics	38,434	0.1%
Airlines	49,297	0.2%
Auto Components	105,256	0.4%
Automobiles	5,622	NM
Banks	882,564	3.3%
Beverages	6,138	NM
Biotechnology	705,093	2.6%
Building Products	128,941	0.5%
Capital Markets	116,198	0.4%
Chemicals	197,308	0.7%
Commercial Services & Supplies	266,157	1.0%
Communications Equipment	201,801	0.7%
Construction & Engineering	125,596	0.5%
Construction Materials	8,951	NM
Consumer Finance	70,235	0.3%
Containers & Packaging	11,281	NM
Distributors	11,753	NM
Diversified Consumer Services	87,711	0.3%
Diversified Financial Services	24,028	0.1%
Diversified Telecommunication Services	73,269	0.3%
Electric Utilities	130,589	0.5%
Electrical Equipment	76,436	0.3%
Electronic Equipment, Instruments & Components	243,690	0.9%
Energy Equipment & Services	191,413	0.7%
Entertainment	62,564	0.2%
Equity Real Estate Investment Trusts	761,736	2.9%
Food & Staples Retailing	44,323	0.2%
Food Products	79,469	0.3%
Gas Utilities	117,343	0.4%
Health Care Equipment & Supplies	393,011	1.4%
Health Care Providers & Services	219,774	0.8%
Health Care Technology	127,080	0.5%
Hotels, Restaurants & Leisure	256,860	0.9%
Household Durables	158,746	0.6%
Household Products	7,561	NM
Independent Power and Renewable Electricity Producers	44,502	0.2%
Industrial Conglomerates	11,087	NM
Insurance	253,151	0.9%
Interactive Media & Services	76,466	0.3%
Internet & Direct Marketing Retail	81,936	0.3%
IT Services	258,118	0.9%
Leisure Products	33,127	0.1%
Life Sciences Tools & Services	66,655	0.2%
Machinery	354,607	1.3%
Marine	19,951	0.1%
Media	179,091	0.7%
Metals & Mining	134,064	0.5%
Mortgage Real Estate Investment Trusts	149,711	0.5%
Multiline Retail	42,464	0.2%
Multi-Utilities	54,545	0.2%
Oil, Gas & Consumable Fuels	350,026	1.3%
Paper & Forest Products	63,733	0.2%
Personal Products	14,682	0.1%
Pharmaceuticals	261,065	1.0%
Professional Services	145,882	0.5%
Real Estate Management & Development	35,631	0.1%
Road & Rail	60,504	0.2%
Semiconductors & Semiconductor Equipment	295,235	1.1%
Software	554,457	2.0%
Specialty Retail	308,517	1.1%
Technology Hardware, Storage & Peripherals	41,230	0.2%
Textiles, Apparel & Luxury Goods	87,856	0.3%
Thrifts & Mortgage Finance	240,460	0.9%
Tobacco	22,236	0.1%
Trading Companies & Distributors	133,545	0.5%
Water Utilities	25,341	0.1%
Wireless Telecommunication Services	31,041	0.1%
Other **	16,741,250	61.3%
Total	$27,286,100	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (99.8%)
8x8, Inc.* (Software)	3,906	$67,144
AAON, Inc. (Building Products)	1,953	67,359
Actuant Corp. - Class A (Machinery)	1,674	39,925
ADTRAN, Inc. (Communications Equipment)	1,953	26,248
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,069	132,059
AdvanSix, Inc.* (Chemicals)	1,116	30,958
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	5,301	187,231
Aerovironment, Inc.* (Aerospace & Defense)	1,674	150,610
Agilysys, Inc.* (Software)	558	9,079
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,116	63,913
Akorn, Inc.* (Pharmaceuticals)	6,975	46,523
Alamo Group, Inc. (Machinery)	837	71,748
Alarm.com Holdings, Inc.* (Software)	1,395	62,050
Albany International Corp. - Class A (Machinery)	2,232	156,195
Allegiant Travel Co. (Airlines)	558	63,690
Ambac Financial Group, Inc.* (Insurance)	837	17,225
Amedisys, Inc.* (Health Care Providers & Services)	2,232	245,520
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,395	53,512
American States Water Co. (Water Utilities)	1,674	102,482
American Vanguard Corp. (Chemicals)	1,395	22,460
American Woodmark Corp.* (Building Products)	1,116	67,451
Ameris Bancorp (Banks)	1,674	71,798
AMERISAFE, Inc. (Insurance)	558	36,320
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,627	183,599
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,395	25,040
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	558	27,080
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	558	19,954
Apogee Enterprises, Inc. (Building Products)	1,116	40,288
Applied Optoelectronics, Inc.* (Communications Equipment)	1,395	27,384
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,232	33,435
Assertio Therapeutics, Inc.* (Pharmaceuticals)	1,953	9,482
Avista Corp. (Multi-Utilities)	2,232	114,769
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,511	43,340
Axon Enterprise, Inc.* (Aerospace & Defense)	4,464	275,517
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	4,185	127,056
B&G Foods, Inc. - Class A (Food Products)	3,069	79,917
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,395	68,508
Balchem Corp. (Chemicals)	1,395	130,641
Banc of California, Inc. (Banks)	1,674	26,700
Banner Corp. (Banks)	1,116	64,527
Barnes Group, Inc. (Machinery)	3,627	205,288
Berkshire Hills Bancorp, Inc. (Banks)	837	27,931
BioTelemetry, Inc.* (Health Care Providers & Services)	2,511	145,889
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	837	51,208
Bottomline Technologies, Inc.* (Software)	2,790	185,925
Brady Corp. - Class A (Commercial Services & Supplies)	1,674	67,445
Brookline Bancorp, Inc. (Banks)	2,511	38,921
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	5,301	164,489
C&J Energy Services, Inc.* (Energy Equipment & Services)	837	15,719
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,953	190,651
CalAmp Corp.* (Communications Equipment)	2,790	55,633
Calavo Growers, Inc. (Food Products)	1,116	108,252
California Water Service Group (Water Utilities)	2,232	93,744
Callaway Golf Co. (Leisure Products)	4,464	95,529
Cal-Maine Foods, Inc. (Food Products)	837	40,737
Cambrex Corp.* (Life Sciences Tools & Services)	1,674	89,207
CARBO Ceramics, Inc.* (Energy Equipment & Services)	558	2,695
Career Education Corp.* (Diversified Consumer Services)	3,348	48,144
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,627	64,053
Cavco Industries, Inc.* (Household Durables)	558	111,940
Central Garden & Pet Co.* (Household Products)	837	27,186
Central Garden & Pet Co.* - Class A (Household Products)	3,069	90,996
Central Pacific Financial Corp. (Banks)	1,395	37,721
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,674	41,247
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	837	28,148
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,953	57,399
City Holding Co. (Banks)	558	41,169
Coca-Cola Bottling Co. (Beverages)	279	48,164
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,069	159,527
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	3,069	63,835
Columbia Banking System, Inc. (Banks)	2,790	103,481
Comfort Systems USA, Inc. (Construction & Engineering)	2,790	149,209
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	558	16,584

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Computer Programs & Systems, Inc. (Health Care Technology)	279	$6,975
CONMED Corp. (Health Care Equipment & Supplies)	837	56,439
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,116	44,462
Control4 Corp.* (Electronic Equipment, Instruments & Components)	1,953	54,528
Corcept Therapeutics, Inc.* (Pharmaceuticals)	8,091	95,069
CorVel Corp.* (Health Care Providers & Services)	837	48,513
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,348	68,768
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,116	34,574
CSG Systems International, Inc. (IT Services)	1,116	39,172
CTS Corp. (Electronic Equipment, Instruments & Components)	1,395	37,233
Cubic Corp. (Aerospace & Defense)	837	54,916
Customers Bancorp, Inc.* (Banks)	1,116	22,867
Cutera, Inc.* (Health Care Equipment & Supplies)	1,116	22,655
CVB Financial Corp. (Banks)	4,185	91,442
Cytokinetics, Inc.* (Biotechnology)	1,674	11,199
Darling Ingredients, Inc.* (Food Products)	6,417	132,576
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	3,069	182,759
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,116	17,990
DineEquity, Inc. (Hotels, Restaurants & Leisure)	558	45,220
Dorman Products, Inc.* (Auto Components)	1,116	88,175
Eagle Pharmaceuticals, Inc.* (Biotechnology)	837	41,214
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	4,464	81,111
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,790	267,253
Ebix, Inc. (Software)	1,674	95,937
eHealth, Inc.* (Insurance)	558	19,173
El Paso Electric Co. (Electric Utilities)	1,674	95,502
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,511	72,819
Emergent BioSolutions, Inc.* (Biotechnology)	3,348	204,864
Employers Holdings, Inc. (Insurance)	1,116	51,291
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,116	86,111
Encore Capital Group, Inc.* (Consumer Finance)	1,116	28,358
EnPro Industries, Inc. (Machinery)	1,674	104,123
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	837	71,045
ESCO Technologies, Inc. (Machinery)	1,116	68,322
EVERTEC, Inc. (IT Services)	1,674	43,658
ExlService Holdings, Inc.* (IT Services)	2,511	160,954
Exponent, Inc. (Professional Services)	3,906	197,097
Extreme Networks, Inc.* (Communications Equipment)	8,928	49,550
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	837	42,302
Federal Signal Corp. (Machinery)	2,232	49,082
First Commonwealth Financial Corp. (Banks)	4,464	60,264
First Financial Bancorp (Banks)	3,348	87,617
First Financial Bankshares, Inc. (Banks)	3,069	181,040
FirstCash, Inc. (Consumer Finance)	3,348	269,179
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	1,395	42,952
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	5,580	68,299
Forrester Research, Inc. (Professional Services)	558	22,476
Forward Air Corp. (Air Freight & Logistics)	2,232	133,898
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	5,022	130,973
Fox Factory Holding Corp.* (Auto Components)	2,790	149,907
Franklin Electric Co., Inc. (Machinery)	1,395	59,176
Franklin Financial Network, Inc.* (Banks)	279	9,458
Garrett Motion, Inc.* (Auto Components)	3,348	50,789
Gentherm, Inc.* (Auto Components)	1,116	48,702
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,395	37,428
Glacier Bancorp, Inc. (Banks)	3,627	153,785
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,790	56,498
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,395	25,961
Green BanCorp, Inc. (Banks)	1,395	25,808
Green Dot Corp.* - Class A (Consumer Finance)	3,627	274,709
Griffon Corp. (Building Products)	1,116	13,526
H.B. Fuller Co. (Chemicals)	1,674	74,426
Hanmi Financial Corp. (Banks)	1,395	29,267
Harsco Corp.* (Machinery)	6,138	168,611
HealthStream, Inc. (Health Care Technology)	837	22,021
Heartland Express, Inc. (Road & Rail)	1,395	27,161
Heritage Financial Corp. (Banks)	1,674	54,773
Heska Corp.* (Health Care Equipment & Supplies)	558	55,923
HFF, Inc. - Class A (Real Estate Management & Development)	3,069	112,786
Hillenbrand, Inc. (Machinery)	2,511	120,277
HMS Holdings Corp.* (Health Care Technology)	2,511	72,367
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	558	9,905
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,464	166,195
Independent Bank Corp. (Banks)	1,116	87,550
Ingevity Corp.* (Chemicals)	3,069	279,524
Innospec, Inc. (Chemicals)	837	56,012
Innoviva, Inc.* (Pharmaceuticals)	5,022	70,107

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Insperity, Inc. (Professional Services)	2,790	$306,481
Installed Building Products, Inc.* (Household Durables)	1,674	50,990
Integer Holdings Corp.* (Health Care Equipment & Supplies)	2,232	166,217
Inter Parfums, Inc. (Personal Products)	1,395	82,291
Interface, Inc. (Commercial Services & Supplies)	4,464	72,719
iRobot Corp.* (Household Durables)	1,953	172,197
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	2,232	23,436
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,116	58,188
J & J Snack Foods Corp. (Food Products)	837	130,706
James River Group Holdings, Ltd. (Insurance)	1,116	42,966
John Bean Technologies Corp. (Machinery)	2,511	261,068
KEMET Corp. (Electronic Equipment, Instruments & Components)	4,464	97,226
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,395	40,302
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	3,069	6,844
Koppers Holdings, Inc.* (Chemicals)	1,674	44,780
Korn/Ferry International (Professional Services)	4,185	188,911
Kraton Performance Polymers, Inc.* (Chemicals)	2,511	69,153
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	5,022	102,097
Lannett Co., Inc.* (Pharmaceuticals)	1,674	6,127
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	2,790	38,976
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,348	17,544
La-Z-Boy, Inc. (Household Durables)	1,674	46,537
LCI Industries (Auto Components)	1,953	135,441
LegacyTexas Financial Group, Inc. (Banks)	3,348	128,998
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	1,116	29,797
Lexington Realty Trust (Equity Real Estate Investment Trusts)	16,182	125,734
Lgi Homes, Inc.* (Household Durables)	1,395	59,692
LHC Group, Inc.* (Health Care Providers & Services)	2,232	204,072
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,674	275,892
Lindsay Corp. (Machinery)	279	26,678
Lithia Motors, Inc. - Class A (Specialty Retail)	837	74,560
LivePerson, Inc.* (Software)	2,232	50,443
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,674	71,597
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,116	13,347
Luminex Corp. (Life Sciences Tools & Services)	1,674	48,161
Lydall, Inc.* (Machinery)	558	16,667
M.D.C. Holdings, Inc. (Household Durables)	1,674	47,039
Marten Transport, Ltd. (Road & Rail)	1,674	32,241
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	4,743	92,062
Medifast, Inc. (Personal Products)	837	177,176
Mercury Systems, Inc.* (Aerospace & Defense)	3,627	169,961
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,395	22,613
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	4,185	239,046
Meritage Homes Corp.* (Household Durables)	1,395	51,964
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,674	42,252
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,395	41,292
MGP Ingredients, Inc. (Beverages)	837	59,569
MicroStrategy, Inc.* - Class A (Software)	279	35,146
MiMedx Group, Inc.* (Biotechnology)	7,812	45,466
Mobile Mini, Inc. (Commercial Services & Supplies)	1,953	80,307
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,859	73,296
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	837	32,450
Monotype Imaging Holdings, Inc. (Software)	1,953	34,236
Moog, Inc. - Class A (Aerospace & Defense)	1,116	79,850
Motorcar Parts of America, Inc.* (Auto Components)	558	11,818
Multi-Color Corp. (Commercial Services & Supplies)	558	29,663
Myers Industries, Inc. (Containers & Packaging)	1,674	26,550
Myriad Genetics, Inc.* (Biotechnology)	5,301	238,704
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,395	44,724
National Bank Holdings Corp. (Banks)	1,953	65,933
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	4,185	111,447
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,395	41,683
Nautilus, Inc.* (Leisure Products)	1,116	13,649
Neenah Paper, Inc. (Paper & Forest Products)	558	44,897
Neogen Corp.* (Health Care Equipment & Supplies)	3,906	237,172
NextGen Healthcare, Inc.* (Health Care Technology)	3,627	53,571
NIC, Inc. (IT Services)	2,232	29,708
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	5,022	106,165
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,232	29,395
Northwest Natural Holding Co. (Gas Utilities)	837	54,229
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,232	79,370
Oclaro, Inc.* (Communications Equipment)	6,975	57,335

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Omnicell, Inc.* (Health Care Technology)	3,069	$216,978
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	4,743	65,928
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	1,395	84,844
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	558	38,591
Pacific Premier Bancorp, Inc.* (Banks)	3,348	97,862
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	558	9,854
Patrick Industries, Inc.* (Building Products)	1,674	72,836
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	837	6,696
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	558	38,379
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,674	46,772
PGT, Inc.* (Building Products)	3,906	79,136
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,395	59,873
Piper Jaffray Cos. (Capital Markets)	558	38,714
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,395	78,566
Preferred Bank (Banks)	1,116	57,374
ProAssurance Corp. (Insurance)	1,953	85,776
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,511	12,580
Progress Software Corp. (Software)	3,348	107,605
ProPetro Holding Corp.* (Energy Equipment & Services)	3,906	68,940
Proto Labs, Inc.* (Machinery)	1,953	233,285
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	837	109,312
Quaker Chemical Corp. (Chemicals)	558	100,384
Qualys, Inc.* (Software)	2,511	178,883
Quanex Building Products Corp. (Building Products)	1,674	24,809
QuinStreet, Inc.* (Interactive Media & Services)	2,790	44,361
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,674	9,826
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	8,091	70,473
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	3,906	51,872
Raven Industries, Inc. (Industrial Conglomerates)	2,790	121,309
Regenxbio, Inc.* (Biotechnology)	1,116	74,404
Repligen Corp.* (Biotechnology)	3,069	166,401
Restoration Hardware, Inc.* (Specialty Retail)	1,395	161,415
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,185	73,614
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,395	9,946
RLI Corp. (Insurance)	1,395	103,132
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,395	171,668
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,511	52,204
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,232	60,331
S&T Bancorp, Inc. (Banks)	1,395	55,953
Saia, Inc.* (Road & Rail)	1,395	87,690
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	558	26,650
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	837	26,717
Seacoast Banking Corp. of Florida* (Banks)	2,790	73,405
Select Medical Holdings Corp.* (Health Care Providers & Services)	4,743	78,639
Selective Insurance Group, Inc. (Insurance)	2,790	180,932
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,069	137,921
ServisFirst Bancshares, Inc. (Banks)	3,348	120,461
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,953	103,294
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,674	83,700
Shutterstock, Inc. (Internet & Direct Marketing Retail)	1,395	57,028
Simpson Manufacturing Co., Inc. (Building Products)	3,069	175,178
Sleep Number Corp.* (Specialty Retail)	2,511	91,325
SolarEdge Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	1,953	75,640
Sonic Corp. (Hotels, Restaurants & Leisure)	1,395	60,376
South Jersey Industries, Inc. (Gas Utilities)	2,790	82,417
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,022	59,762
Sps Commerce, Inc.* (Software)	1,395	129,861
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	1,395	282,026
Standex International Corp. (Machinery)	558	45,265
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	3,348	104,692
Strategic Education, Inc. (Diversified Consumer Services)	1,116	140,415
Sturm, Ruger & Co., Inc. (Leisure Products)	558	33,140
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,022	57,853
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,906	185,770
SurModics, Inc.* (Health Care Equipment & Supplies)	1,116	70,788
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,395	103,063
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	837	54,807
Tailored Brands, Inc. (Specialty Retail)	1,953	41,033
TechTarget, Inc.* (Media)	1,674	34,016
Tennant Co. (Machinery)	558	34,105
Tetra Tech, Inc. (Commercial Services & Supplies)	2,232	147,402
The Children’s Place, Inc. (Specialty Retail)	837	125,048

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The E.W. Scripps Co. - Class A (Media)	2,232	$37,542
The Ensign Group, Inc. (Health Care Providers & Services)	1,953	72,339
The Medicines Co.* (Pharmaceuticals)	2,511	58,406
The Providence Service Corp.* (Health Care Providers & Services)	837	55,317
Third Point Reinsurance, Ltd.* (Insurance)	5,859	64,801
Tivity Health, Inc.* (Health Care Providers & Services)	3,069	105,604
Tompkins Financial Corp. (Banks)	279	20,403
TopBuild Corp.* (Household Durables)	2,790	127,281
Trex Co., Inc.* (Building Products)	4,464	273,642
Triumph Bancorp, Inc.* (Banks)	837	30,015
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,348	25,077
TTEC Holdings, Inc. (IT Services)	1,116	27,811
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,975	81,608
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	558	59,996
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,953	20,546
UniFirst Corp. (Commercial Services & Supplies)	558	83,310
Unisys Corp.* (IT Services)	1,116	20,546
United Community Banks, Inc. (Banks)	3,069	76,326
Universal Forest Products, Inc. (Building Products)	2,511	70,986
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	837	53,652
Universal Insurance Holdings, Inc. (Insurance)	1,674	70,275
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	837	16,665
US Concrete, Inc.* (Construction Materials)	1,116	36,426
US Ecology, Inc. (Commercial Services & Supplies)	1,116	78,042
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,069	58,219
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,674	43,457
Veritex Holdings, Inc.* (Banks)	837	19,720
Viad Corp. (Commercial Services & Supplies)	837	40,084
Viavi Solutions, Inc.* (Communications Equipment)	10,602	122,241
Vicor Corp.* (Electrical Equipment)	1,116	44,752
Virtusa Corp.* (IT Services)	1,953	96,849
Vonage Holdings Corp.* (Diversified Telecommunication Services)	16,461	218,273
Wabash National Corp. (Machinery)	2,232	33,703
WageWorks, Inc.* (Professional Services)	3,069	122,177
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	2,232	93,655
Watts Water Technologies, Inc. - Class A (Machinery)	837	58,632
WD-40 Co. (Household Products)	558	93,230
Westamerica Bancorp (Banks)	837	48,722
Whitestone REIT (Equity Real Estate Investment Trusts)	1,395	18,777
William Lyon Homes* - Class A (Household Durables)	1,395	18,916
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,232	139,768
Winnebago Industries, Inc. (Automobiles)	2,232	61,514
WisdomTree Investments, Inc. (Capital Markets)	4,743	36,853
XO Group, Inc.* (Interactive Media & Services)	1,953	67,593
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,395	18,135
TOTAL COMMON STOCKS (Cost $21,984,721)		27,243,456

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $14,001	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000

TOTAL INVESTMENT SECURITIES (Cost $21,998,721) - 99.9%		27,257,456
Net other assets (liabilities) - 0.1%		29,770

NET ASSETS - 100.0%		$27,287,226

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$918,086	3.4%
Air Freight & Logistics	133,898	0.5%
Airlines	63,690	0.2%
Auto Components	484,832	1.8%
Automobiles	61,514	0.2%
Banks	2,011,292	7.4%
Beverages	107,733	0.4%
Biotechnology	1,348,111	4.9%
Building Products	885,211	3.2%
Capital Markets	75,567	0.3%
Chemicals	808,338	3.0%
Commercial Services & Supplies	608,798	2.2%
Communications Equipment	338,391	1.2%
Construction & Engineering	149,209	0.5%
Construction Materials	36,426	0.1%
Consumer Finance	572,246	2.1%
Containers & Packaging	26,550	0.1%
Diversified Consumer Services	188,559	0.7%
Diversified Telecommunication Services	377,799	1.4%
Electric Utilities	95,502	0.3%
Electrical Equipment	44,752	0.2%
Electronic Equipment, Instruments & Components	1,011,057	3.7%
Energy Equipment & Services	127,656	0.5%
Equity Real Estate Investment Trusts	1,602,769	5.9%
Food & Staples Retailing	28,148	0.1%
Food Products	492,187	1.8%
Gas Utilities	136,646	0.5%
Health Care Equipment & Supplies	1,284,873	4.7%
Health Care Providers & Services	1,199,488	4.4%
Health Care Technology	474,975	1.7%
Hotels, Restaurants & Leisure	675,406	2.5%
Household Durables	686,555	2.5%
Household Products	211,412	0.8%
Industrial Conglomerates	121,309	0.4%
Insurance	671,891	2.5%
Interactive Media & Services	111,954	0.4%
Internet & Direct Marketing Retail	548,896	2.0%
IT Services	418,698	1.5%
Leisure Products	142,318	0.5%
Life Sciences Tools & Services	137,368	0.5%
Machinery	1,752,151	6.5%
Media	71,558	0.3%
Mortgage Real Estate Investment Trusts	25,961	0.1%
Multi-Utilities	114,769	0.4%
Oil, Gas & Consumable Fuels	110,331	0.4%
Paper & Forest Products	71,614	0.3%
Personal Products	259,467	1.0%
Pharmaceuticals	583,477	2.1%
Professional Services	837,142	3.1%
Real Estate Management & Development	112,786	0.4%
Road & Rail	147,092	0.5%
Semiconductors & Semiconductor Equipment	1,419,733	5.2%
Software	956,309	3.5%
Specialty Retail	506,728	1.9%
Textiles, Apparel & Luxury Goods	173,460	0.6%
Thrifts & Mortgage Finance	484,542	1.8%
Water Utilities	196,226	0.7%
Other **	43,770	0.2%
Total	$27,287,226	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (99.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,424	$17,202
8x8, Inc.* (Software)	528	9,076
AAON, Inc. (Building Products)	192	6,622
AAR Corp. (Aerospace & Defense)	400	19,032
Abercrombie & Fitch Co. - Class A (Specialty Retail)	832	16,390
ABM Industries, Inc. (Commercial Services & Supplies)	816	25,093
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,008	28,063
Acorda Therapeutics, Inc.* (Biotechnology)	496	9,479
Actuant Corp. - Class A (Machinery)	464	11,066
ADTRAN, Inc. (Communications Equipment)	288	3,871
AdvanSix, Inc.* (Chemicals)	176	4,882
Aegion Corp.* (Construction & Engineering)	400	7,745
Agilysys, Inc.* (Software)	112	1,822
Agree Realty Corp. (Equity Real Estate Investment Trusts)	192	10,996
AK Steel Holding Corp.* (Metals & Mining)	3,920	14,504
Alarm.com Holdings, Inc.* (Software)	192	8,540
Allegiant Travel Co. (Airlines)	64	7,305
AMAG Pharmaceuticals, Inc.* (Biotechnology)	432	9,288
Ambac Financial Group, Inc.* (Insurance)	432	8,891
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	256	9,820
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,392	21,117
American Equity Investment Life Holding Co. (Insurance)	1,120	34,965
American Public Education, Inc.* (Diversified Consumer Services)	208	6,808
American States Water Co. (Water Utilities)	176	10,775
American Vanguard Corp. (Chemicals)	96	1,546
Ameris Bancorp (Banks)	192	8,235
AMERISAFE, Inc. (Insurance)	144	9,373
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	208	3,734
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	464	9,479
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	80	2,861
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	352	23,123
Apogee Enterprises, Inc. (Building Products)	160	5,776
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,392	26,044
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	480	31,550
ArcBest Corp. (Road & Rail)	320	11,878
Archrock, Inc. (Energy Equipment & Services)	1,616	16,580
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	256	3,835
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	528	11,500

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Asbury Automotive Group, Inc.* (Specialty Retail)	256	$16,666
Ascena Retail Group, Inc.* (Specialty Retail)	2,144	8,254
Assertio Therapeutics, Inc.* (Pharmaceuticals)	448	2,175
Astec Industries, Inc. (Machinery)	288	10,832
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	320	16,518
ATN International, Inc. (Diversified Telecommunication Services)	128	10,815
Avista Corp. (Multi-Utilities)	464	23,859
Avon Products, Inc.* (Personal Products)	5,504	10,788
AZZ, Inc. (Electrical Equipment)	320	14,192
B&G Foods, Inc. - Class A (Food Products)	304	7,916
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	128	6,286
Balchem Corp. (Chemicals)	160	14,984
Banc of California, Inc. (Banks)	240	3,828
Banner Corp. (Banks)	224	12,952
Barnes & Noble Education, Inc.* (Specialty Retail)	448	2,558
Barnes & Noble, Inc. (Specialty Retail)	704	4,456
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	128	2,816
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,120	19,175
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	576	12,574
Berkshire Hills Bancorp, Inc. (Banks)	352	11,746
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	112	6,852
Blucora, Inc.* (Capital Markets)	592	17,121
Boise Cascade Co. (Paper & Forest Products)	480	14,779
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	240	6,180
Boston Private Financial Holdings, Inc. (Banks)	1,056	14,256
Brady Corp. - Class A (Commercial Services & Supplies)	336	13,537
Briggs & Stratton Corp. (Machinery)	528	7,672
Bristow Group, Inc.* (Energy Equipment & Services)	448	4,932
Brookline Bancorp, Inc. (Banks)	576	8,928
C&J Energy Services, Inc.* (Energy Equipment & Services)	640	12,019
CACI International, Inc.* - Class A (IT Services)	304	54,253
Caleres, Inc. (Specialty Retail)	544	18,605
California Water Service Group (Water Utilities)	208	8,736
Callaway Golf Co. (Leisure Products)	368	7,875
Cal-Maine Foods, Inc. (Food Products)	224	10,902
Cambrex Corp.* (Life Sciences Tools & Services)	160	8,526
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,152	7,903
CARBO Ceramics, Inc.* (Energy Equipment & Services)	176	850

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cardtronics PLC* - Class A (IT Services)	464	$12,602
Career Education Corp.* (Diversified Consumer Services)	320	4,602
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	416	7,347
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,056	19,230
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,144	7,075
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,104	4,162
Central Pacific Financial Corp. (Banks)	144	3,894
Century Aluminum Co.* (Metals & Mining)	608	4,828
Chart Industries, Inc.* (Machinery)	384	26,132
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	576	11,232
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	144	4,843
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	432	12,696
Chico’s FAS, Inc. (Specialty Retail)	1,568	12,027
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	208	5,069
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	624	8,855
CIRCOR International, Inc. (Machinery)	240	7,802
City Holding Co. (Banks)	96	7,083
Clearwater Paper Corp.* (Paper & Forest Products)	208	5,021
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	944	1,614
Columbia Banking System, Inc. (Banks)	448	16,616
Community Bank System, Inc. (Banks)	640	37,369
Community Health Systems, Inc.* (Health Care Providers & Services)	1,440	4,550
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	112	3,329
Computer Programs & Systems, Inc. (Health Care Technology)	80	2,000
Comtech Telecommunications Corp. (Communications Equipment)	288	8,041
CONMED Corp. (Health Care Equipment & Supplies)	160	10,788
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	160	6,374
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	880	11,018
Cooper Tire & Rubber Co. (Auto Components)	624	19,275
Cooper-Standard Holding, Inc.* (Auto Components)	208	19,271
Core-Mark Holding Co., Inc. (Distributors)	576	22,124
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	512	11,617
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	288	5,916

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	448	$3,956
CryoLife, Inc.* (Health Care Equipment & Supplies)	224	6,940
CSG Systems International, Inc. (IT Services)	224	7,862
CTS Corp. (Electronic Equipment, Instruments & Components)	192	5,124
Cubic Corp. (Aerospace & Defense)	160	10,498
Customers Bancorp, Inc.* (Banks)	192	3,934
CVB Financial Corp. (Banks)	592	12,935
Cytokinetics, Inc.* (Biotechnology)	400	2,676
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	480	3,509
Darling Ingredients, Inc.* (Food Products)	1,008	20,826
Dean Foods Co. (Food Products)	1,136	9,077
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,728	19,762
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,592	27,086
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	944	3,682
Digi International, Inc.* (Communications Equipment)	336	3,898
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	224	3,611
DineEquity, Inc. (Hotels, Restaurants & Leisure)	112	9,076
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	496	14,973
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	704	13,967
Donnelley Financial Solutions, Inc.* (Capital Markets)	416	6,469
Dorman Products, Inc.* (Auto Components)	176	13,906
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	240	2,935
DSW, Inc. - Class A (Specialty Retail)	848	22,514
DXP Enterprises, Inc.* (Trading Companies & Distributors)	192	6,102
Echo Global Logistics, Inc.* (Air Freight & Logistics)	352	9,050
eHealth, Inc.* (Insurance)	96	3,299
El Paso Electric Co. (Electric Utilities)	240	13,692
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	272	3,403
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	544	16,565
Employers Holdings, Inc. (Insurance)	224	10,295
Encore Capital Group, Inc.* (Consumer Finance)	128	3,252
Encore Wire Corp. (Electrical Equipment)	256	11,315
Endo International PLC* (Pharmaceuticals)	2,480	42,011
Engility Holdings, Inc.* (Aerospace & Defense)	224	6,951
Enova International, Inc.* (Consumer Finance)	432	10,217
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	48	4,074

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Era Group, Inc.* (Energy Equipment & Services)	256	$2,898
ESCO Technologies, Inc. (Machinery)	112	6,857
Essendant, Inc. (Commercial Services & Supplies)	400	5,096
Ethan Allen Interiors, Inc. (Household Durables)	304	5,819
EVERTEC, Inc. (IT Services)	464	12,101
Express, Inc.* (Specialty Retail)	928	8,176
Exterran Corp.* (Energy Equipment & Services)	384	8,022
EZCORP, Inc.* - Class A (Consumer Finance)	640	6,362
Fabrinet* (Electronic Equipment, Instruments & Components)	448	19,407
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	80	4,043
Federal Signal Corp. (Machinery)	352	7,740
Fidelity Southern Corp. (Banks)	272	6,316
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	288	7,433
Finisar Corp.* (Communications Equipment)	1,456	24,300
First BanCorp.* (Banks)	2,704	24,958
First Commonwealth Financial Corp. (Banks)	496	6,696
First Financial Bancorp (Banks)	656	17,168
First Financial Bankshares, Inc. (Banks)	352	20,764
First Midwest Bancorp, Inc. (Banks)	1,280	29,389
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	128	3,941
Flotek Industries, Inc.* (Chemicals)	640	1,158
Forrester Research, Inc. (Professional Services)	48	1,933
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	560	12,158
Francesca’s Holdings Corp.* (Specialty Retail)	448	1,362
Franklin Electric Co., Inc. (Machinery)	240	10,181
Franklin Financial Network, Inc.* (Banks)	112	3,797
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,328	9,243
Frontier Communications Corp. (Diversified Telecommunication Services)	1,312	6,311
FTI Consulting, Inc.* (Professional Services)	480	33,174
FutureFuel Corp. (Chemicals)	320	5,248
GameStop Corp. - Class A (Specialty Retail)	1,264	18,454
Gannett Co., Inc. (Media)	1,408	13,657
Garrett Motion, Inc.* (Auto Components)	384	5,825
Genesco, Inc.* (Specialty Retail)	240	10,270
Gentherm, Inc.* (Auto Components)	256	11,172
Geospace Technologies Corp.* (Energy Equipment & Services)	176	2,240
Getty Realty Corp. (Equity Real Estate Investment Trusts)	192	5,151
Gibraltar Industries, Inc.* (Building Products)	400	14,257
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	512	20,408
Glacier Bancorp, Inc. (Banks)	448	18,995

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	416	$8,424
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,232	10,879
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	288	5,360
Great Western Bancorp, Inc. (Banks)	736	26,974
Green BanCorp, Inc. (Banks)	96	1,776
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	480	8,179
Greenhill & Co., Inc. (Capital Markets)	240	5,292
Griffon Corp. (Building Products)	208	2,521
Group 1 Automotive, Inc. (Specialty Retail)	240	13,858
GUESS?, Inc. (Specialty Retail)	704	14,953
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	176	1,496
H.B. Fuller Co. (Chemicals)	336	14,939
Hanmi Financial Corp. (Banks)	192	4,028
Harmonic, Inc.* (Communications Equipment)	1,072	5,907
Haverty Furniture Cos., Inc. (Specialty Retail)	240	4,867
Hawaiian Holdings, Inc. (Airlines)	624	21,597
Hawkins, Inc. (Chemicals)	112	3,770
Haynes International, Inc. (Metals & Mining)	160	4,634
HCI Group, Inc. (Insurance)	96	4,192
HealthStream, Inc. (Health Care Technology)	160	4,210
Heartland Express, Inc. (Road & Rail)	368	7,165
Heidrick & Struggles International, Inc. (Professional Services)	240	8,282
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,728	14,723
Heritage Financial Corp. (Banks)	144	4,712
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	448	7,867
Hibbett Sports, Inc.* (Specialty Retail)	240	4,193
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	1,376	5,119
Hillenbrand, Inc. (Machinery)	368	17,627
HMS Holdings Corp.* (Health Care Technology)	608	17,522
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	336	8,729
Hope Bancorp, Inc. (Banks)	1,536	22,241
Horace Mann Educators Corp. (Insurance)	512	20,111
Hub Group, Inc.* - Class A (Air Freight & Logistics)	416	19,061
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	192	3,408
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,088	10,782
Independent Bank Corp. (Banks)	160	12,552
Innophos Holdings, Inc. (Chemicals)	240	7,032
Innospec, Inc. (Chemicals)	160	10,707
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	448	23,157
Insteel Industries, Inc. (Building Products)	224	5,851
INTL FCStone, Inc.* (Capital Markets)	192	8,694

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Invacare Corp. (Health Care Equipment & Supplies)	416	$5,375
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,392	20,991
Investment Technology Group, Inc. (Capital Markets)	416	11,432
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,200	23,771
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	480	5,040
Itron, Inc.* (Electronic Equipment, Instruments & Components)	256	13,348
J & J Snack Foods Corp. (Food Products)	64	9,994
J.C. Penney Co., Inc.* (Multiline Retail)	3,920	5,762
James River Group Holdings, Ltd. (Insurance)	176	6,776
John B. Sanfilippo & Son, Inc. (Food Products)	112	7,063
Kaiser Aluminum Corp. (Metals & Mining)	208	19,837
Kaman Corp. - Class A (Trading Companies & Distributors)	352	22,359
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,104	38,640
Kelly Services, Inc. - Class A (Professional Services)	384	9,020
Kirkland’s, Inc.* (Specialty Retail)	192	1,941
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,040	16,474
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,120	18,122
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	272	607
Lannett Co., Inc.* (Pharmaceuticals)	160	586
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,328	6,959
La-Z-Boy, Inc. (Household Durables)	288	8,006
Lindsay Corp. (Machinery)	64	6,120
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	320	1,901
Lithia Motors, Inc. - Class A (Specialty Retail)	144	12,828
LivePerson, Inc.* (Software)	368	8,317
LSB Industries, Inc.* (Chemicals)	256	1,946
LSC Communications, Inc. (Commercial Services & Supplies)	416	3,923
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	224	9,580
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	144	1,722
Luminex Corp. (Life Sciences Tools & Services)	240	6,905
Lydall, Inc.* (Machinery)	128	3,823
M.D.C. Holdings, Inc. (Household Durables)	272	7,643
M/I Homes, Inc.* (Household Durables)	352	8,507
Magellan Health, Inc.* (Health Care Providers & Services)	304	19,779
Maiden Holdings, Ltd. (Insurance)	864	3,033

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ManTech International Corp. - Class A (IT Services)	336	$19,246
MarineMax, Inc.* (Specialty Retail)	272	6,191
Marten Transport, Ltd. (Road & Rail)	208	4,006
Materion Corp. (Metals & Mining)	256	14,548
Matrix Service Co.* (Energy Equipment & Services)	336	6,831
Matson, Inc. (Marine)	528	18,522
Matthews International Corp. - Class A (Commercial Services & Supplies)	400	16,648
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	304	4,928
Meritage Homes Corp.* (Household Durables)	224	8,344
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	240	7,104
MicroStrategy, Inc.* - Class A (Software)	64	8,062
Mobile Mini, Inc. (Commercial Services & Supplies)	240	9,869
Monotype Imaging Holdings, Inc. (Software)	192	3,366
Monro Muffler Brake, Inc. (Specialty Retail)	416	30,949
Moog, Inc. - Class A (Aerospace & Defense)	208	14,882
Motorcar Parts of America, Inc.* (Auto Components)	128	2,711
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	208	8,010
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	224	10,606
Mueller Industries, Inc. (Machinery)	720	17,532
Multi-Color Corp. (Commercial Services & Supplies)	96	5,103
Myers Industries, Inc. (Containers & Packaging)	160	2,538
MYR Group, Inc.* (Construction & Engineering)	208	6,945
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	96	3,078
National Presto Industries, Inc. (Aerospace & Defense)	64	7,979
Natus Medical, Inc.* (Health Care Equipment & Supplies)	192	5,737
Nautilus, Inc.* (Leisure Products)	208	2,544
Navigant Consulting, Inc. (Professional Services)	560	12,096
NBT Bancorp, Inc. (Banks)	544	19,851
Neenah Paper, Inc. (Paper & Forest Products)	112	9,012
NETGEAR, Inc.* (Communications Equipment)	400	22,192
New Media Investment Group, Inc. (Media)	672	9,442
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,728	10,610
Newpark Resources, Inc.* (Energy Equipment & Services)	1,120	9,195
NIC, Inc. (IT Services)	448	5,963
Noble Corp. PLC* (Energy Equipment & Services)	3,072	15,421
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	224	2,950

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,280	$20,660
Northwest Natural Holding Co. (Gas Utilities)	208	13,476
Oclaro, Inc.* (Communications Equipment)	960	7,891
Office Depot, Inc. (Specialty Retail)	6,896	17,654
OFG Bancorp (Banks)	544	9,297
Oil States International, Inc.* (Energy Equipment & Services)	752	16,748
Old National Bancorp (Banks)	1,888	33,700
Olympic Steel, Inc. (Metals & Mining)	112	2,112
OneSpan, Inc.* (Software)	384	5,635
Opus Bank (Banks)	272	5,165
Orion Marine Group, Inc.* (Construction & Engineering)	352	1,661
Oritani Financial Corp. (Thrifts & Mortgage Finance)	496	7,247
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	112	7,746
Owens & Minor, Inc. (Health Care Providers & Services)	768	6,067
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	208	18,508
P.H. Glatfelter Co. (Paper & Forest Products)	544	9,738
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	352	6,223
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	144	2,543
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	816	34,639
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	208	1,664
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	64	4,402
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	800	7,160
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	752	14,521
Perficient, Inc.* (IT Services)	432	10,809
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	848	8,260
Pioneer Energy Services Corp.* (Energy Equipment & Services)	976	2,899
Piper Jaffray Cos. (Capital Markets)	96	6,660
Plexus Corp.* (Electronic Equipment, Instruments & Components)	400	23,361
Powell Industries, Inc. (Electrical Equipment)	112	3,266
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	128	7,209
PRA Group, Inc.* (Consumer Finance)	560	17,270
ProAssurance Corp. (Insurance)	352	15,460
Progenics Pharmaceuticals, Inc.* (Biotechnology)	640	3,206
ProPetro Holding Corp.* (Energy Equipment & Services)	272	4,801
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	768	18,739
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	112	14,627

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quaker Chemical Corp. (Chemicals)	64	$11,514
Quanex Building Products Corp. (Building Products)	176	2,608
Quorum Health Corp.* (Health Care Providers & Services)	304	1,210
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	608	3,569
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	352	4,675
Rayonier Advanced Materials, Inc. (Chemicals)	640	7,923
RE/MAX Holdings, Inc. (Real Estate Management & Development)	224	8,375
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	160	4,832
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,024	16,814
Regenxbio, Inc.* (Biotechnology)	192	12,801
Regis Corp.* (Diversified Consumer Services)	416	7,005
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	464	14,421
Rent-A-Center, Inc.* (Specialty Retail)	560	7,980
Resources Connection, Inc. (Professional Services)	368	6,006
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	704	12,383
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	64	4,747
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	480	3,422
RLI Corp. (Insurance)	272	20,109
S&T Bancorp, Inc. (Banks)	224	8,985
Safety Insurance Group, Inc. (Insurance)	176	14,657
Saia, Inc.* (Road & Rail)	96	6,035
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	848	21,454
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	64	3,057
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	320	12,442
Scholastic Corp. (Media)	352	15,269
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	224	7,150
Seacoast Banking Corp. of Florida* (Banks)	144	3,789
SEACOR Holdings, Inc. (Energy Equipment & Services)	208	9,982
Select Medical Holdings Corp.* (Health Care Providers & Services)	576	9,550
Selective Insurance Group, Inc. (Insurance)	256	16,602
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	304	13,661
Seneca Foods Corp.* - Class A (Food Products)	80	2,530
Shoe Carnival, Inc. (Specialty Retail)	128	5,213
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	160	8,000
Simmons First National Corp. - Class A (Banks)	1,152	30,850
SkyWest, Inc. (Airlines)	640	36,665

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SolarEdge Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	224	$8,676
Sonic Automotive, Inc. - Class A (Specialty Retail)	288	5,219
Sonic Corp. (Hotels, Restaurants & Leisure)	208	9,002
South Jersey Industries, Inc. (Gas Utilities)	592	17,488
Southside Bancshares, Inc. (Banks)	416	13,179
SpartanNash Co. (Food & Staples Retailing)	448	7,997
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	416	4,950
Spire, Inc. (Gas Utilities)	624	45,290
Spok Holdings, Inc. (Wireless Telecommunication Services)	224	3,140
SPX Corp.* (Machinery)	528	15,481
SPX FLOW, Inc.* (Machinery)	528	18,073
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,008	21,297
Standard Motor Products, Inc. (Auto Components)	256	13,852
Standex International Corp. (Machinery)	80	6,490
Stepan Co. (Chemicals)	256	21,142
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	432	13,509
Stewart Information Services Corp. (Insurance)	288	11,889
Strategic Education, Inc. (Diversified Consumer Services)	96	12,079
Sturm, Ruger & Co., Inc. (Leisure Products)	128	7,602
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	448	5,161
SunCoke Energy, Inc.* (Metals & Mining)	800	8,960
Superior Industries International, Inc. (Auto Components)	288	2,831
Sykes Enterprises, Inc.* (IT Services)	496	15,212
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	96	6,286
Tailored Brands, Inc. (Specialty Retail)	304	6,387
Team, Inc.* (Commercial Services & Supplies)	368	7,323
Tennant Co. (Machinery)	128	7,823
Tetra Tech, Inc. (Commercial Services & Supplies)	304	20,076
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,568	4,657
The Andersons, Inc. (Food & Staples Retailing)	320	11,520
The Buckle, Inc. (Specialty Retail)	352	7,181
The Cato Corp. - Class A (Specialty Retail)	288	5,553
The Children’s Place, Inc. (Specialty Retail)	64	9,562
The E.W. Scripps Co. - Class A (Media)	336	5,652
The Ensign Group, Inc. (Health Care Providers & Services)	272	10,075
The Greenbrier Cos., Inc. (Machinery)	400	18,980
The Marcus Corp. (Entertainment)	240	9,365
The Medicines Co.* (Pharmaceuticals)	432	10,048
The Navigators Group, Inc. (Insurance)	288	19,915
Tile Shop Holdings, Inc. (Specialty Retail)	480	3,120

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TimkenSteel Corp.* (Metals & Mining)	480	$5,582
Titan International, Inc. (Machinery)	624	4,405
TiVo Corp. (Software)	1,536	16,897
Tompkins Financial Corp. (Banks)	80	5,850
Travelport Worldwide, Ltd. (IT Services)	1,568	23,457
Tredegar Corp. (Chemicals)	320	5,952
Triumph BanCorp, Inc.* (Banks)	144	5,164
Triumph Group, Inc. (Aerospace & Defense)	624	11,388
TrueBlue, Inc.* (Professional Services)	512	11,945
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	656	4,913
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	48	5,161
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	960	13,440
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	144	1,515
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	176	4,029
UniFirst Corp. (Commercial Services & Supplies)	96	14,333
Unisys Corp.* (IT Services)	464	8,542
Unit Corp.* (Energy Equipment & Services)	672	15,543
United Community Banks, Inc. (Banks)	464	11,540
United Fire Group, Inc. (Insurance)	272	14,642
United Insurance Holdings Corp. (Insurance)	272	5,364
Universal Corp. (Tobacco)	304	20,629
Universal Electronics, Inc.* (Household Durables)	176	5,504
Universal Forest Products, Inc. (Building Products)	368	10,403
Universal Insurance Holdings, Inc. (Insurance)	144	6,045
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	224	4,460
US Ecology, Inc. (Commercial Services & Supplies)	96	6,713
Vanda Pharmaceuticals, Inc.* (Biotechnology)	144	2,732
Varex Imaging Corp.* (Health Care Equipment & Supplies)	224	5,815
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	608	5,782
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	272	3,588
Veritex Holdings, Inc.* (Banks)	176	4,147
Veritiv Corp.* (Trading Companies & Distributors)	144	4,801
Viad Corp. (Commercial Services & Supplies)	128	6,130
Viavi Solutions, Inc.* (Communications Equipment)	1,072	12,360
Virtus Investment Partners, Inc. (Capital Markets)	96	9,537
Vista Outdoor, Inc.* (Leisure Products)	720	9,000
Vitamin Shoppe, Inc.* (Specialty Retail)	192	1,492
Wabash National Corp. (Machinery)	336	5,074
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	992	18,917

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,320	$14,848
Watts Water Technologies, Inc. - Class A (Machinery)	208	14,570
WD-40 Co. (Household Products)	80	13,366
Westamerica Bancorp (Banks)	192	11,176
Whitestone REIT (Equity Real Estate Investment Trusts)	272	3,661
William Lyon Homes* - Class A (Household Durables)	192	2,604
WisdomTree Investments, Inc. (Capital Markets)	672	5,221
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,184	41,640
World Acceptance Corp.* (Consumer Finance)	80	8,119
Xperi Corp. (Semiconductors & Semiconductor Equipment)	384	4,992
Zumiez, Inc.* (Specialty Retail)	240	5,582
TOTAL COMMON STOCKS (Cost $3,342,476)		4,848,959

Contingent Right (0.1%)
A. Schulman, Inc.*+^ (a) (Chemicals)	2,323	4,646
TOTAL CONTINGENT RIGHT (Cost $4,646)		4,646

	Principal Amount	Value
Repurchase Agreements(b) (0.2%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $8,000	$8,000	$8,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,000)		8,000

TOTAL INVESTMENT SECURITIES (Cost $3,355,122) - 99.3%		4,861,605
Net other assets (liabilities) - 0.7%		36,730

NET ASSETS - 100.0%		$4,898,335

*                           Non-income producing security.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of October 31, 2018, this security represented 0.095% of the net assets of the Fund.

^                            The Advisor has deemed this security to be illiquid.  As of October 31, 2018, this security represented 0.095% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

See accompanying notes to schedules of portfolio investments.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$70,730	1.4%
Air Freight & Logistics	44,629	0.9%
Airlines	65,567	1.3%
Auto Components	109,960	2.2%
Banks	504,836	10.3%
Biotechnology	45,132	0.9%
Building Products	48,038	1.0%
Capital Markets	89,343	1.8%
Chemicals	117,389	2.4%
Commercial Services & Supplies	137,413	2.8%
Communications Equipment	88,460	1.8%
Construction & Engineering	16,351	0.3%
Consumer Finance	45,220	0.9%
Containers & Packaging	2,538	0.1%
Distributors	22,124	0.5%
Diversified Consumer Services	30,494	0.6%
Diversified Telecommunication Services	60,770	1.2%
Electric Utilities	13,692	0.3%
Electrical Equipment	28,773	0.6%
Electronic Equipment, Instruments & Components	220,839	4.5%
Energy Equipment & Services	163,277	3.3%
Entertainment	9,365	0.2%
Equity Real Estate Investment Trusts	279,112	5.7%
Food & Staples Retailing	24,360	0.5%
Food Products	68,308	1.4%
Gas Utilities	76,254	1.6%
Health Care Equipment & Supplies	58,209	1.2%
Health Care Providers & Services	74,315	1.5%
Health Care Technology	23,732	0.5%
Hotels, Restaurants & Leisure	64,842	1.3%
Household Durables	46,427	0.9%
Household Products	13,366	0.3%
Insurance	225,618	4.6%
Internet & Direct Marketing Retail	9,901	0.2%
IT Services	170,047	3.5%
Leisure Products	27,021	0.6%
Life Sciences Tools & Services	15,431	0.3%
Machinery	224,280	4.6%
Marine	18,522	0.4%
Media	44,020	0.9%
Metals & Mining	75,005	1.5%
Mortgage Real Estate Investment Trusts	113,743	2.3%
Multiline Retail	5,762	0.1%
Multi-Utilities	23,859	0.5%
Oil, Gas & Consumable Fuels	162,568	3.3%
Paper & Forest Products	84,340	1.7%
Personal Products	10,788	0.2%
Pharmaceuticals	58,554	1.2%
Professional Services	82,456	1.7%
Real Estate Management & Development	8,375	0.2%
Road & Rail	29,084	0.6%
Semiconductors & Semiconductor Equipment	76,760	1.6%
Software	61,715	1.3%
Specialty Retail	306,177	6.4%
Technology Hardware, Storage & Peripherals	49,066	1.0%
Textiles, Apparel & Luxury Goods	127,766	2.6%
Thrifts & Mortgage Finance	70,790	1.4%
Tobacco	20,629	0.4%
Trading Companies & Distributors	64,812	1.3%
Water Utilities	19,511	0.4%
Wireless Telecommunication Services	3,140	0.1%
Other **	44,730	0.9%
Total	$4,898,335	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (77.0%)
2U, Inc.* (Software)	533	$33,531
ACI Worldwide, Inc.* (Software)	932	23,384
Adobe Systems, Inc.* (Software)	3,977	977,387
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,897	125,594
Akamai Technologies, Inc.* (IT Services)	1,360	98,260
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,408	16,769
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,419	2,638,113
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,503	2,695,155
Amdocs, Ltd. (IT Services)	1,171	74,089
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,023	253,055
ANSYS, Inc.* (Software)	711	106,330
Apple, Inc. (Technology Hardware, Storage & Peripherals)	36,976	8,092,568
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,916	260,278
Arista Networks, Inc.* (Communications Equipment)	479	110,338
ARRIS International PLC* (Communications Equipment)	1,360	33,823
Aspen Technology, Inc.* (Software)	590	50,085
athenahealth, Inc.* (Health Care Technology)	376	47,955
Autodesk, Inc.* (Software)	1,745	225,541
Blackbaud, Inc. (Software)	451	32,346
Booz Allen Hamilton Holding Corp. (IT Services)	1,181	58,507
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,509	784,226
CA, Inc. (Software)	2,556	113,384
CACI International, Inc.* - Class A (IT Services)	229	40,867
Cadence Design Systems, Inc.* (Software)	2,270	101,174
Cargurus, Inc.* (Interactive Media & Services)	305	13,548
Cars.com, Inc.* (Interactive Media & Services)	524	13,682
CDK Global, Inc. (Software)	1,059	60,617
CDW Corp. (Electronic Equipment, Instruments & Components)	1,192	107,292
CenturyLink, Inc. (Diversified Telecommunication Services)	7,686	158,639
Ceridian HCM Holding, Inc.* (Software)	204	7,746
Cerner Corp.* (Health Care Technology)	2,627	150,475
Ciena Corp.* (Communications Equipment)	1,181	36,918
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	495	18,533
Cisco Systems, Inc. (Communications Equipment)	36,818	1,684,423
Citrix Systems, Inc.* (Software)	1,054	108,003
Cognizant Technology Solutions Corp. (IT Services)	4,675	322,715
CommScope Holding Co., Inc.* (Communications Equipment)	1,571	37,798
CommVault Systems, Inc.* (Software)	357	20,785
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	803	31,172
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,929	37,901
Dell Technologies, Inc.* - Class V (Software)	1,637	147,968
DocuSign, Inc.* (Software)	203	8,514
DXC Technology Co. (IT Services)	2,254	164,159
eBay, Inc.* (Internet & Direct Marketing Retail)	7,497	217,637
EchoStar Corp.* (Communications Equipment)	450	18,248
Ellie Mae, Inc.* (Software)	321	21,276
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,172	31,105
EPAM Systems, Inc.* (IT Services)	474	56,629
Etsy, Inc.* (Internet & Direct Marketing Retail)	969	41,202
F5 Networks, Inc.* (Communications Equipment)	493	86,413
Facebook, Inc.* - Class A (Interactive Media & Services)	19,401	2,944,877
Fair Isaac Corp.* (Software)	270	52,032
Finisar Corp.* (Communications Equipment)	946	15,789
FireEye, Inc.* (Software)	1,597	29,529
Fortinet, Inc.* (Software)	1,192	97,959
Garmin, Ltd. (Household Durables)	979	64,771
Gartner, Inc.* (IT Services)	701	103,412
GoDaddy, Inc.* - Class A (IT Services)	1,323	96,804
GrubHub, Inc.* (Internet & Direct Marketing Retail)	698	64,733
Guidewire Software, Inc.* (Software)	674	59,966
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	11,883	181,216
HP, Inc. (Technology Hardware, Storage & Peripherals)	12,769	308,244
Hubspot, Inc.* (Software)	335	45,443
IAC/InterActiveCorp* (Interactive Media & Services)	648	127,390
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,058	49,525
Intel Corp. (Semiconductors & Semiconductor Equipment)	37,115	1,739,952
InterDigital, Inc. (Communications Equipment)	323	22,917
International Business Machines Corp. (IT Services)	7,335	846,678
Intuit, Inc. (Software)	2,117	446,687
j2 Global, Inc. (Software)	434	31,613
Juniper Networks, Inc. (Communications Equipment)	2,774	81,195
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,236	113,143
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,250	177,163
Leidos Holdings, Inc. (IT Services)	1,184	76,700

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LogMeIn, Inc. (Software)	481	$41,424
Lumentum Holdings, Inc.* (Communications Equipment)	512	27,981
Manhattan Associates, Inc.* (Software)	539	25,732
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	4,751	77,964
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,225	111,295
Medidata Solutions, Inc.* (Health Care Technology)	483	33,955
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,902	125,114
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	9,344	352,456
Microsoft Corp. (Software)	61,797	6,600,537
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	509	37,508
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	361	42,641
Motorola Solutions, Inc. (Communications Equipment)	1,293	158,469
NCR Corp.* (Technology Hardware, Storage & Peripherals)	952	25,561
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,122	166,556
NetScout Systems, Inc.* (Communications Equipment)	602	15,207
New Relic, Inc.* (Software)	420	37,485
Nuance Communications, Inc.* (Software)	2,307	40,119
Nutanix, Inc.* (Software)	581	24,117
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,933	1,040,025
Okta, Inc.* (IT Services)	627	36,592
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,459	58,803
Oracle Corp. (Software)	22,755	1,111,353
Palo Alto Networks, Inc.* (Communications Equipment)	720	131,788
Pandora Media, Inc.* (Entertainment)	2,117	17,995
Paycom Software, Inc.* (Software)	457	57,216
Pegasystems, Inc. (Software)	343	18,357
Perspecta, Inc. (IT Services)	1,181	28,923
Plantronics, Inc. (Communications Equipment)	306	18,045
Proofpoint, Inc.* (Software)	476	43,292
PTC, Inc.* (Software)	842	69,389
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,397	28,191
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,024	75,274
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	11,349	713,739
RealPage, Inc.* (Software)	608	32,224
Red Hat, Inc.* (Software)	1,433	245,960
RingCentral, Inc.* - Class A (Software)	559	43,451
Salesforce.com, Inc.* (Software)	6,100	837,164
Science Applications International Corp. (IT Services)	394	27,387
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,070	83,276
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	544	24,447
ServiceNow, Inc.* (Software)	1,438	260,336
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	402	32,775
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,448	125,628
Snap, Inc.* (Interactive Media & Services)	5,494	36,315
Splunk, Inc.* (Software)	1,204	120,207
SS&C Technologies Holdings, Inc. (Software)	1,629	83,340
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	158	31,943
Symantec Corp. (Software)	4,988	90,532
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	328	12,313
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	522	40,512
Synopsys, Inc.* (Software)	1,166	104,392
Tableau Software, Inc.* - Class A (Software)	579	61,768
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	356	25,155
Teradata Corp.* (IT Services)	963	35,053
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,517	52,261
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,816	725,559
The Ultimate Software Group, Inc.* (Software)	290	77,323
Twilio, Inc.* (IT Services)	642	48,291
Twitter, Inc.* (Interactive Media & Services)	5,830	202,593
Tyler Technologies, Inc.* (Software)	359	75,986
Ubiquiti Networks, Inc. (Communications Equipment)	186	17,315
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	393	48,343
Veeva Systems, Inc.* - Class A (Health Care Technology)	977	89,249
Verint Systems, Inc.* (Software)	523	23,885
VeriSign, Inc.* (IT Services)	854	121,729
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	869	27,426
ViaSat, Inc.* (Communications Equipment)	520	33,155
Viavi Solutions, Inc.* (Communications Equipment)	1,820	20,985
VMware, Inc.* - Class A (Software)	613	86,672
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,349	101,171
Workday, Inc.* - Class A (Software)	1,144	152,175
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,776	49,497
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,063	176,118

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,685	$50,348
Zendesk, Inc.* (Software)	841	46,230
Zillow Group, Inc.* - Class A (Interactive Media & Services)	456	18,409
Zillow Group, Inc.* - Class C (Interactive Media & Services)	922	37,120
Zscaler, Inc.* (Software)	133	4,827
TOTAL COMMON STOCKS (Cost $26,957,026)		44,407,843

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.8%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $16,588,972	$16,588,000	$16,588,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,588,000)		16,588,000

TOTAL INVESTMENT SECURITIES (Cost $43,545,026) - 105.8%		60,995,843
Net other assets (liabilities) - (5.8)%		(3,349,715)

NET ASSETS - 100.0%		$57,646,128

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $8,026,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/23/18	2.71%	$20,775,400	$(403,403)
Dow Jones U.S. Technology Index	UBS AG	11/23/18	2.66%	21,433,293	(390,122)
				$42,208,693	$(793,525)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Technology UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Communications Equipment	$2,550,807	4.4%
Diversified Telecommunication Services	208,987	0.4%
Electronic Equipment, Instruments & Components	172,959	0.3%
Entertainment	17,995	NM
Health Care Technology	338,403	0.6%
Household Durables	64,771	0.1%
Interactive Media & Services	8,727,202	15.1%
Internet & Direct Marketing Retail	355,515	0.6%
IT Services	2,236,795	3.9%
Semiconductors & Semiconductor Equipment	7,481,336	13.0%
Software	13,216,793	22.9%
Technology Hardware, Storage & Peripherals	9,036,280	15.7%
Other **	13,238,285	23.0%
Total	$57,646,128	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (72.1%)
Acacia Communications, Inc.* (Communications Equipment)	222	$7,652
ADTRAN, Inc. (Communications Equipment)	413	5,551
Applied Optoelectronics, Inc.* (Communications Equipment)	186	3,651
Arista Networks, Inc.* (Communications Equipment)	141	32,479
ARRIS International PLC* (Communications Equipment)	744	18,503
AT&T, Inc. (Diversified Telecommunication Services)	5,945	182,393
ATN International, Inc. (Diversified Telecommunication Services)	99	8,365
CalAmp Corp.* (Communications Equipment)	314	6,261
CenturyLink, Inc. (Diversified Telecommunication Services)	2,142	44,211
Ciena Corp.* (Communications Equipment)	623	19,475
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	474	6,726
Cisco Systems, Inc. (Communications Equipment)	3,942	180,347
CommScope Holding Co., Inc.* (Communications Equipment)	745	17,925
Comtech Telecommunications Corp. (Communications Equipment)	215	6,003
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	610	7,637
EchoStar Corp.* (Communications Equipment)	280	11,354
Extreme Networks, Inc.* (Communications Equipment)	1,135	6,299
F5 Networks, Inc.* (Communications Equipment)	177	31,025
Finisar Corp.* (Communications Equipment)	678	11,316
Frontier Communications Corp. (Diversified Telecommunication Services)	1,076	5,176
Garmin, Ltd. (Household Durables)	409	27,059
Globalstar, Inc.* (Diversified Telecommunication Services)	8,051	2,799
Iridium Communications, Inc.* (Diversified Telecommunication Services)	596	11,807
Juniper Networks, Inc. (Communications Equipment)	1,101	32,226
Lumentum Holdings, Inc.* (Communications Equipment)	295	16,122
Motorola Solutions, Inc. (Communications Equipment)	374	45,837
NETGEAR, Inc.* (Communications Equipment)	191	10,597
NetScout Systems, Inc.* (Communications Equipment)	464	11,721
Oclaro, Inc.* (Communications Equipment)	1,168	9,601
ORBCOMM, Inc.* (Diversified Telecommunication Services)	688	6,557
Palo Alto Networks, Inc.* (Communications Equipment)	209	38,255
Plantronics, Inc. (Communications Equipment)	198	11,676
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	302	11,482
Spok Holdings, Inc. (Wireless Telecommunication Services)	255	3,575
Sprint Corp.* (Wireless Telecommunication Services)	2,735	16,738
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	491	15,138
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	714	48,945
U.S. Cellular Corp.* (Wireless Telecommunication Services)	143	6,831
Ubiquiti Networks, Inc. (Communications Equipment)	125	11,636
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,478	198,558
ViaSat, Inc.* (Communications Equipment)	270	17,215
Viavi Solutions, Inc.* (Communications Equipment)	1,258	14,505
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,116	14,798
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	717	2,954
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	743	22,201
TOTAL COMMON STOCKS (Cost $1,042,000)		1,221,182

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.4%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $481,028	$481,000	$481,000
TOTAL REPURCHASE AGREEMENTS (Cost $481,000)		481,000

TOTAL INVESTMENT SECURITIES (Cost $1,523,000) - 100.5%		1,702,182
Net other assets (liabilities) - (0.5)%		(8,772)

NET ASSETS - 100.0%		$1,693,410

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $242,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	11/23/18	2.71%	$653,863	$(11,594)
Dow Jones U.S. Select Telecommunications Index	UBS AG	11/23/18	2.56%	653,518	(13,092)
				$1,307,381	$(24,686)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Communications Equipment	$577,232	34.0%
Diversified Telecommunication Services	514,182	30.4%
Household Durables	27,059	1.6%
Wireless Telecommunication Services	102,709	6.1%
Other **	472,228	27.9%
Total	$1,693,410	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2018 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (19.3%)
U.S. Treasury Bonds, 3.00%, 8/15/48	$3,120,000	$2,893,556
TOTAL U.S. TREASURY OBLIGATION (Cost $3,098,642)		2,893,556

Repurchase Agreements(a)(b) (108.4%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $16,276,954	16,276,000	16,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,276,000)		16,276,000

TOTAL INVESTMENT SECURITIES (Cost $19,374,642) - 127.7%		19,169,556
Net other assets (liabilities) - (27.7)%		(4,153,859)

NET ASSETS - 100.0%		$15,015,697

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $149,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/48	Citibank North America	11/15/18	2.30%	$13,262,133	$(80,854)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/48	Societe’ Generale	11/15/18	2.37%	2,504,039	(24,520)
				$15,766,172	$(105,374)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.3%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $14,049,823	$14,049,000	$14,049,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,049,000)		14,049,000

TOTAL INVESTMENT SECURITIES (Cost $14,049,000) - 97.3%		14,049,000
Net other assets (liabilities) - 2.7%		383,537

NET ASSETS - 100.0%		$14,432,537

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $2,991,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	12/24/18	$(271,150)	$18,192

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/18	(2.56)%	$(18,101,198)	$(399,133)
S&P 500	UBS AG	11/27/18	(2.36)%	(10,482,031)	(272,358)
				$(28,583,229)	$(671,491)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (76.0%)
3M Co. (Industrial Conglomerates)	2,832	$538,816
A.O. Smith Corp. (Building Products)	708	32,235
Abbott Laboratories (Health Care Equipment & Supplies)	8,496	585,714
AbbVie, Inc. (Biotechnology)	7,316	569,551
ABIOMED, Inc.* (Health Care Equipment & Supplies)	236	80,523
Accenture PLC - Class A (IT Services)	3,127	492,878
Activision Blizzard, Inc. (Entertainment)	3,717	256,659
Adobe Systems, Inc.* (Software)	2,360	579,994
Advance Auto Parts, Inc. (Specialty Retail)	354	56,555
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,189	76,282
Aetna, Inc. (Health Care Providers & Services)	1,593	316,051
Affiliated Managers Group, Inc. (Capital Markets)	236	26,824
Aflac, Inc. (Insurance)	3,717	160,091
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,534	99,388
Air Products & Chemicals, Inc. (Chemicals)	1,062	163,920
Akamai Technologies, Inc.* (IT Services)	826	59,679
Alaska Air Group, Inc. (Airlines)	590	36,238
Albemarle Corp. (Chemicals)	531	52,686
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	531	64,904
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,062	119,018
Align Technology, Inc.* (Health Care Equipment & Supplies)	354	78,305
Allegion PLC (Building Products)	472	40,465
Allergan PLC (Pharmaceuticals)	1,534	242,387
Alliance Data Systems Corp. (IT Services)	236	48,658
Alliant Energy Corp. (Electric Utilities)	1,121	48,181
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,475	1,608,606
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,475	1,588,236
Altria Group, Inc. (Tobacco)	9,145	594,791
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,006	3,205,607
Ameren Corp. (Multi-Utilities)	1,180	76,204
American Airlines Group, Inc. (Airlines)	2,006	70,370
American Electric Power Co., Inc. (Electric Utilities)	2,419	177,458
American Express Co. (Consumer Finance)	3,422	351,542
American International Group, Inc. (Insurance)	4,307	177,836
American Tower Corp. (Equity Real Estate Investment Trusts)	2,124	330,940
American Water Works Co., Inc. (Water Utilities)	885	78,349
Ameriprise Financial, Inc. (Capital Markets)	708	90,086
AmerisourceBergen Corp. (Health Care Providers & Services)	767	67,496
AMETEK, Inc. (Electrical Equipment)	1,121	75,197
Amgen, Inc. (Biotechnology)	3,127	602,854
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,475	132,013
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,478	131,830
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,829	153,106
ANSYS, Inc.* (Software)	413	61,764
Anthem, Inc. (Health Care Providers & Services)	1,239	341,431
Aon PLC (Insurance)	1,180	184,292
Apache Corp. (Oil, Gas & Consumable Fuels)	1,829	69,191
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	767	33,012
Apple, Inc. (Technology Hardware, Storage & Peripherals)	22,243	4,868,103
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,779	157,134
Aptiv PLC (Auto Components)	1,298	99,687
Archer-Daniels-Midland Co. (Food Products)	2,714	128,237
Arconic, Inc. (Aerospace & Defense)	2,065	41,981
Arista Networks, Inc.* (Communications Equipment)	236	54,363
Arthur J. Gallagher & Co. (Insurance)	885	65,499
Assurant, Inc. (Insurance)	236	22,942
AT&T, Inc. (Diversified Telecommunication Services)	35,223	1,080,642
Autodesk, Inc.* (Software)	1,062	137,264
Automatic Data Processing, Inc. (IT Services)	2,124	306,026
AutoZone, Inc.* (Specialty Retail)	118	86,549
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	649	113,822
Avery Dennison Corp. (Containers & Packaging)	413	37,467
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	2,006	53,540
Ball Corp. (Containers & Packaging)	1,652	74,010
Bank of America Corp. (Banks)	45,076	1,239,590
Baxter International, Inc. (Health Care Equipment & Supplies)	2,419	151,212
BB&T Corp. (Banks)	3,776	185,628
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,298	299,189
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	9,440	1,937,843
Best Buy Co., Inc. (Specialty Retail)	1,180	82,789
Biogen, Inc.* (Biotechnology)	1,003	305,183
BlackRock, Inc. - Class A (Capital Markets)	590	242,738
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	236	442,400
BorgWarner, Inc. (Auto Components)	1,003	39,528
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	767	92,623
Boston Scientific Corp.* (Health Care Equipment & Supplies)	6,726	243,078
Brighthouse Financial, Inc.* (Insurance)	590	23,382
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,906	399,569
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,065	461,507
Broadridge Financial Solutions, Inc. (IT Services)	590	68,995
Brown-Forman Corp. - Class B (Beverages)	826	38,277

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	649	$57,780
CA, Inc. (Software)	1,534	68,048
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,124	51,465
Cadence Design Systems, Inc.* (Software)	1,357	60,481
Campbell Soup Co. (Food Products)	944	35,315
Capital One Financial Corp. (Consumer Finance)	2,301	205,479
Cardinal Health, Inc. (Health Care Providers & Services)	1,475	74,635
CarMax, Inc.* (Specialty Retail)	885	60,100
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,947	109,110
Caterpillar, Inc. (Machinery)	2,891	350,736
CBOE Holdings, Inc. (Capital Markets)	531	59,923
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,534	61,805
CBS Corp. - Class B (Media)	1,652	94,742
Celgene Corp.* (Biotechnology)	3,422	245,015
Centene Corp.* (Health Care Providers & Services)	1,003	130,711
CenterPoint Energy, Inc. (Multi-Utilities)	2,065	55,776
CenturyLink, Inc. (Diversified Telecommunication Services)	4,602	94,985
Cerner Corp.* (Health Care Technology)	1,593	91,247
CF Industries Holdings, Inc. (Chemicals)	1,121	53,842
Charter Communications, Inc.* - Class A (Media)	885	283,527
Chevron Corp. (Oil, Gas & Consumable Fuels)	9,322	1,040,800
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	118	54,319
Chubb, Ltd. (Insurance)	2,242	280,048
Church & Dwight Co., Inc. (Household Products)	1,180	70,057
Cigna Corp. (Health Care Providers & Services)	1,180	252,296
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	472	37,510
Cincinnati Financial Corp. (Insurance)	708	55,677
Cintas Corp. (Commercial Services & Supplies)	413	75,112
Cisco Systems, Inc. (Communications Equipment)	22,184	1,014,917
Citigroup, Inc. (Banks)	12,213	799,463
Citizens Financial Group, Inc. (Banks)	2,301	85,942
Citrix Systems, Inc.* (Software)	649	66,503
CME Group, Inc. (Capital Markets)	1,652	302,712
CMS Energy Corp. (Multi-Utilities)	1,357	67,199
Cognizant Technology Solutions Corp. (IT Services)	2,832	195,493
Colgate-Palmolive Co. (Household Products)	4,189	249,455
Comcast Corp. - Class A (Media)	22,184	846,097
Comerica, Inc. (Banks)	826	67,369
ConAgra Foods, Inc. (Food Products)	1,888	67,213
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	944	131,301
ConocoPhillips (Oil, Gas & Consumable Fuels)	5,664	395,914
Consolidated Edison, Inc. (Multi-Utilities)	1,534	116,584
Constellation Brands, Inc. - Class A (Beverages)	826	164,564
Copart, Inc.* (Commercial Services & Supplies)	1,003	49,057
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,953	126,298
Costco Wholesale Corp. (Food & Staples Retailing)	2,124	485,610
Coty, Inc. (Personal Products)	2,183	23,031
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,006	218,132
CSX Corp. (Road & Rail)	3,953	272,204
Cummins, Inc. (Machinery)	708	96,777
CVS Health Corp. (Health Care Providers & Services)	4,956	358,765
D.R. Horton, Inc. (Household Durables)	1,652	59,406
Danaher Corp. (Health Care Equipment & Supplies)	3,009	299,095
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	590	62,865
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	590	39,731
Deere & Co. (Machinery)	1,534	207,765
Delta Air Lines, Inc. (Airlines)	3,068	167,911
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,062	36,777
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,478	80,287
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,003	103,570
Discover Financial Services (Consumer Finance)	1,652	115,095
Discovery Communications, Inc.* - Class A (Media)	767	24,843
Discovery Communications, Inc.* - Class C (Media)	1,770	51,879
Dish Network Corp.* - Class A (Media)	1,121	34,460
Dollar General Corp. (Multiline Retail)	1,298	144,571
Dollar Tree, Inc.* (Multiline Retail)	1,180	99,474
Dominion Resources, Inc. (Multi-Utilities)	3,186	227,543
Dover Corp. (Machinery)	708	58,651
DowDuPont, Inc. (Chemicals)	11,210	604,443
DTE Energy Co. (Multi-Utilities)	885	99,474
Duke Energy Corp. (Electric Utilities)	3,481	287,635
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,711	47,172
DXC Technology Co. (IT Services)	1,357	98,830
E*TRADE Financial Corp. (Capital Markets)	1,239	61,231
Eastman Chemical Co. (Chemicals)	708	55,472
Eaton Corp. PLC (Electrical Equipment)	2,124	152,227
eBay, Inc.* (Internet & Direct Marketing Retail)	4,484	130,171
Ecolab, Inc. (Chemicals)	1,239	189,753
Edison International (Electric Utilities)	1,593	110,538
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,003	148,043
Electronic Arts, Inc.* (Entertainment)	1,475	134,196
Eli Lilly & Co. (Pharmaceuticals)	4,661	505,439
Emerson Electric Co. (Electrical Equipment)	3,068	208,255
Entergy Corp. (Electric Utilities)	885	74,296
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	2,832	298,323

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
EQT Corp. (Oil, Gas & Consumable Fuels)	1,298		$44,093
Equifax, Inc. (Professional Services)	590		59,850
Equinix, Inc. (Equity Real Estate Investment Trusts)	413		156,420
Equity Residential (Equity Real Estate Investment Trusts)	1,770		114,979
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	295		73,980
Everest Re Group, Ltd. (Insurance)	177		38,561
Evergy, Inc. (Electric Utilities)	1,298		72,675
Eversource Energy (Electric Utilities)	1,534		97,041
Exelon Corp. (Electric Utilities)	4,661		204,198
Expedia, Inc. (Internet & Direct Marketing Retail)	590		74,004
Expeditors International of Washington, Inc. (Air Freight & Logistics)	826		55,491
Express Scripts Holding Co.* (Health Care Providers & Services)	2,714		263,177
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	590		53,135
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	20,532		1,635,989
F5 Networks, Inc.* (Communications Equipment)	295		51,708
Facebook, Inc.* - Class A (Interactive Media & Services)	11,682		1,773,210
Fastenal Co. (Trading Companies & Distributors)	1,416		72,796
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	354		43,914
FedEx Corp. (Air Freight & Logistics)	1,180		260,001
Fidelity National Information Services, Inc. (IT Services)	1,593		165,831
Fifth Third Bancorp (Banks)	3,245		87,583
First Horizon National Corp. (Banks)	—	†	4
FirstEnergy Corp. (Electric Utilities)	2,360		87,981
Fiserv, Inc.* (IT Services)	1,947		154,397
FleetCor Technologies, Inc.* (IT Services)	413		82,612
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	649		30,055
Flowserve Corp. (Machinery)	649		29,789
Fluor Corp. (Construction & Engineering)	708		31,053
FMC Corp. (Chemicals)	649		50,674
Foot Locker, Inc. (Specialty Retail)	590		27,813
Ford Motor Co. (Automobiles)	18,998		181,431
Fortinet, Inc.* (Software)	708		58,183
Fortive Corp. (Machinery)	1,475		109,519
Fortune Brands Home & Security, Inc. (Building Products)	708		31,740
Franklin Resources, Inc. (Capital Markets)	1,475		44,988
Freeport-McMoRan, Inc. (Metals & Mining)	7,021		81,795
Garmin, Ltd. (Household Durables)	590		39,034
Gartner, Inc.* (IT Services)	413		60,926
General Dynamics Corp. (Aerospace & Defense)	1,357		234,191
General Electric Co. (Industrial Conglomerates)	42,126		425,473
General Mills, Inc. (Food Products)	2,891		126,626
General Motors Co. (Automobiles)	6,372		233,151
Genuine Parts Co. (Distributors)	708		69,328
Gilead Sciences, Inc. (Biotechnology)	6,313		430,420
Global Payments, Inc. (IT Services)	767		87,614
H & R Block, Inc. (Diversified Consumer Services)	1,003		26,620
Halliburton Co. (Energy Equipment & Services)	4,248		147,321
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,770		30,373
Harley-Davidson, Inc. (Automobiles)	826		31,570
Harris Corp. (Aerospace & Defense)	590		87,739
Hartford Financial Services Group, Inc. (Insurance)	1,711		77,714
Hasbro, Inc. (Leisure Products)	590		54,109
HCA Holdings, Inc. (Health Care Providers & Services)	1,298		173,322
HCP, Inc. (Equity Real Estate Investment Trusts)	2,301		63,393
Helmerich & Payne, Inc. (Energy Equipment & Services)	531		33,076
Henry Schein, Inc.* (Health Care Providers & Services)	767		63,661
Hess Corp. (Oil, Gas & Consumable Fuels)	1,239		71,119
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	7,139		108,870
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,475		104,976
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	767		51,726
Hologic, Inc.* (Health Care Equipment & Supplies)	1,298		50,609
Honeywell International, Inc. (Industrial Conglomerates)	3,599		521,207
Hormel Foods Corp. (Food Products)	1,298		56,645
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,599		68,777
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,670		185,154
Humana, Inc. (Health Care Providers & Services)	649		207,946
Huntington Bancshares, Inc. (Banks)	5,369		76,938
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	236		51,561
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	413		87,606
IHS Markit, Ltd.* (Professional Services)	1,711		89,879
Illinois Tool Works, Inc. (Machinery)	1,475		188,166
Illumina, Inc.* (Life Sciences Tools & Services)	708		220,294
Incyte Corp.* (Biotechnology)	885		57,366
Ingersoll-Rand PLC (Machinery)	1,180		113,209
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,361		1,048,283
Intercontinental Exchange, Inc. (Capital Markets)	2,773		213,632
International Business Machines Corp. (IT Services)	4,425		510,778
International Flavors & Fragrances, Inc. (Chemicals)	354		51,210
International Paper Co. (Containers & Packaging)	2,006		90,992
Intuit, Inc. (Software)	1,239		261,429
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	531		276,747
Invesco, Ltd. (Capital Markets)	2,006		43,550

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	177	$23,638
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	767	94,287
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,416	43,344
J.B. Hunt Transport Services, Inc. (Road & Rail)	413	45,682
Jacobs Engineering Group, Inc. (Construction & Engineering)	590	44,303
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,416	30,402
Johnson & Johnson (Pharmaceuticals)	13,039	1,825,329
Johnson Controls International PLC (Building Products)	4,484	143,352
JPMorgan Chase & Co. (Banks)	16,284	1,775,281
Juniper Networks, Inc. (Communications Equipment)	1,652	48,354
Kansas City Southern Industries, Inc. (Road & Rail)	472	48,125
Kellogg Co. (Food Products)	1,239	81,130
KeyCorp (Banks)	5,074	92,144
Kimberly-Clark Corp. (Household Products)	1,711	178,457
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,065	33,226
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	9,204	156,652
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	767	70,211
Kohl’s Corp. (Multiline Retail)	826	62,553
L Brands, Inc. (Specialty Retail)	1,121	36,343
L3 Technologies, Inc. (Aerospace & Defense)	354	67,072
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	472	75,780
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	767	108,707
Leggett & Platt, Inc. (Household Durables)	649	23,565
Lennar Corp. - Class A (Household Durables)	1,416	60,861
Lincoln National Corp. (Insurance)	1,062	63,922
Linde PLC* (Chemicals)	2,655	439,323
LKQ Corp.* (Distributors)	1,534	41,832
Lockheed Martin Corp. (Aerospace & Defense)	1,180	346,743
Loews Corp. (Insurance)	1,357	63,182
Lowe’s Cos., Inc. (Specialty Retail)	3,953	376,405
LyondellBasell Industries N.V. - Class A (Chemicals)	1,534	136,940
M&T Bank Corp. (Banks)	708	117,110
Macy’s, Inc. (Multiline Retail)	1,475	50,578
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	4,130	78,429
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,245	228,610
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,417	165,576
Marsh & McLennan Cos., Inc. (Insurance)	2,478	210,011
Martin Marietta Materials, Inc. (Construction Materials)	295	50,528
Masco Corp. (Building Products)	1,475	44,250
MasterCard, Inc. - Class A (IT Services)	4,425	874,690
Mattel, Inc.* (Leisure Products)	1,652	22,434
McCormick & Co., Inc. (Food Products)	590	84,960
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,776	667,974
McKesson Corp. (Health Care Providers & Services)	944	117,773
Medtronic PLC (Health Care Equipment & Supplies)	6,549	588,230
Merck & Co., Inc. (Pharmaceuticals)	12,921	951,115
MetLife, Inc. (Insurance)	4,838	199,277
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	118	64,525
MGM Resorts International (Hotels, Restaurants & Leisure)	2,478	66,113
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	708	39,230
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,121	73,739
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,605	211,421
Microsoft Corp. (Software)	37,170	3,970,129
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	531	51,884
Mohawk Industries, Inc.* (Household Durables)	295	36,795
Molson Coors Brewing Co. - Class B (Beverages)	885	56,640
Mondelez International, Inc. - Class A (Food Products)	7,139	299,694
Monster Beverage Corp.* (Beverages)	1,947	102,899
Moody’s Corp. (Capital Markets)	826	120,166
Morgan Stanley (Capital Markets)	6,431	293,639
Motorola Solutions, Inc. (Communications Equipment)	767	94,004
MSCI, Inc. - Class A (Capital Markets)	413	62,107
Mylan N.V.* (Pharmaceuticals)	2,478	77,438
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,829	67,307
Nektar Therapeutics* (Pharmaceuticals)	826	31,950
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,239	97,249
Netflix, Inc.* (Entertainment)	2,124	640,981
Newell Rubbermaid, Inc. (Household Durables)	2,124	33,729
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	944	19,069
Newmont Mining Corp. (Metals & Mining)	2,596	80,268
News Corp. - Class A (Media)	1,888	24,903
News Corp. - Class B (Media)	590	7,871
NextEra Energy, Inc. (Electric Utilities)	2,301	396,922
Nielsen Holdings PLC (Professional Services)	1,711	44,452
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,195	464,873
NiSource, Inc. (Multi-Utilities)	1,770	44,887
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,360	58,646
Nordstrom, Inc. (Multiline Retail)	531	34,924
Norfolk Southern Corp. (Road & Rail)	1,357	227,745
Northern Trust Corp. (Capital Markets)	1,062	99,902
Northrop Grumman Corp. (Aerospace & Defense)	826	216,371

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,003	$44,202
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	1,475	53,380
Nucor Corp. (Metals & Mining)	1,534	90,690
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,950	621,948
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,717	249,299
Omnicom Group, Inc. (Media)	1,062	78,928
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,006	131,594
Oracle Corp. (Software)	13,688	668,522
O’Reilly Automotive, Inc.* (Specialty Retail)	413	132,470
PACCAR, Inc. (Machinery)	1,711	97,886
Packaging Corp. of America (Containers & Packaging)	472	43,334
Parker-Hannifin Corp. (Machinery)	649	98,408
Paychex, Inc. (IT Services)	1,534	100,462
PayPal Holdings, Inc.* (IT Services)	5,723	481,819
Pentair PLC (Machinery)	767	30,795
People’s United Financial, Inc. (Banks)	1,711	26,794
PepsiCo, Inc. (Beverages)	6,844	769,129
PerkinElmer, Inc. (Life Sciences Tools & Services)	531	45,921
Perrigo Co. PLC (Pharmaceuticals)	590	41,477
Pfizer, Inc. (Pharmaceuticals)	28,438	1,224,540
PG&E Corp.* (Electric Utilities)	2,537	118,757
Philip Morris International, Inc. (Tobacco)	7,552	665,104
Phillips 66 (Oil, Gas & Consumable Fuels)	2,065	212,323
Pinnacle West Capital Corp. (Electric Utilities)	531	43,675
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	826	121,645
PNC Financial Services Group, Inc. (Banks)	2,242	288,075
PPG Industries, Inc. (Chemicals)	1,180	124,006
PPL Corp. (Electric Utilities)	3,422	104,029
Principal Financial Group, Inc. (Insurance)	1,298	61,097
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,068	197,794
Prudential Financial, Inc. (Insurance)	2,006	188,123
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,478	132,400
Public Storage (Equity Real Estate Investment Trusts)	708	145,473
PulteGroup, Inc. (Household Durables)	1,239	30,442
PVH Corp. (Textiles, Apparel & Luxury Goods)	354	42,760
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	590	43,371
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,844	430,419
Quanta Services, Inc.* (Construction & Engineering)	708	22,090
Quest Diagnostics, Inc. (Health Care Providers & Services)	649	61,077
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	295	38,235
Raymond James Financial, Inc. (Capital Markets)	649	49,772
Raytheon Co. (Aerospace & Defense)	1,357	237,529
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,416	85,342
Red Hat, Inc.* (Software)	885	151,901
Regency Centers Corp. (Equity Real Estate Investment Trusts)	826	52,335
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	354	120,091
Regions Financial Corp. (Banks)	5,369	91,112
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,062	77,186
Resideo Technologies, Inc.* (Building Products)	1	18
ResMed, Inc. (Health Care Equipment & Supplies)	708	74,991
Robert Half International, Inc. (Professional Services)	590	35,713
Rockwell Automation, Inc. (Electrical Equipment)	590	97,191
Rockwell Collins, Inc. (Aerospace & Defense)	826	105,745
Rollins, Inc. (Commercial Services & Supplies)	472	27,942
Roper Technologies, Inc. (Industrial Conglomerates)	472	133,529
Ross Stores, Inc. (Specialty Retail)	1,829	181,071
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	826	86,507
S&P Global, Inc. (Capital Markets)	1,239	225,894
Salesforce.com, Inc.* (Software)	3,658	502,024
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	531	86,112
SCANA Corp. (Multi-Utilities)	708	28,355
Schlumberger, Ltd. (Energy Equipment & Services)	6,726	345,111
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,239	49,845
Sealed Air Corp. (Containers & Packaging)	767	24,820
Sempra Energy (Multi-Utilities)	1,298	142,936
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,475	270,692
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	885	76,783
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	413	37,690
Snap-on, Inc. (Machinery)	295	45,412
Southwest Airlines Co. (Airlines)	2,478	121,670
Stanley Black & Decker, Inc. (Machinery)	767	89,371
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,549	381,610
State Street Corp. (Capital Markets)	1,829	125,744
Stericycle, Inc.* (Commercial Services & Supplies)	413	20,638
Stryker Corp. (Health Care Equipment & Supplies)	1,534	248,845
SunTrust Banks, Inc. (Banks)	2,242	140,484
SVB Financial Group* (Banks)	236	55,986
Symantec Corp. (Software)	3,009	54,613
Synchrony Financial (Consumer Finance)	3,304	95,420
Synopsys, Inc.* (Software)	708	63,387
Sysco Corp. (Food & Staples Retailing)	2,301	164,130
T. Rowe Price Group, Inc. (Capital Markets)	1,180	114,448

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Take-Two Interactive Software, Inc.* (Entertainment)	531	$68,430
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,416	59,911
Target Corp. (Multiline Retail)	2,537	212,169
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,711	129,044
TechnipFMC PLC (Energy Equipment & Services)	2,065	54,310
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,720	438,158
Textron, Inc. (Aerospace & Defense)	1,180	63,283
The AES Corp. (Independent Power and Renewable Electricity Producers)	3,186	46,452
The Allstate Corp. (Insurance)	1,652	158,129
The Bank of New York Mellon Corp. (Capital Markets)	4,484	212,228
The Boeing Co. (Aerospace & Defense)	2,596	921,218
The Charles Schwab Corp. (Capital Markets)	5,841	270,088
The Clorox Co. (Household Products)	649	96,344
The Coca-Cola Co. (Beverages)	18,585	889,849
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	236	60,961
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,062	145,961
The Gap, Inc. (Specialty Retail)	1,062	28,993
The Goldman Sachs Group, Inc. (Capital Markets)	1,711	385,609
The Goodyear Tire & Rubber Co. (Auto Components)	1,121	23,608
The Hershey Co. (Food Products)	649	69,540
The Home Depot, Inc. (Specialty Retail)	5,546	975,430
The Interpublic Group of Cos., Inc. (Media)	1,888	43,726
The JM Smucker Co. - Class A (Food Products)	531	57,518
The Kraft Heinz Co. (Food Products)	3,009	165,405
The Kroger Co. (Food & Staples Retailing)	3,835	114,130
The Macerich Co. (Equity Real Estate Investment Trusts)	531	27,410
The Mosaic Co. (Chemicals)	1,711	52,938
The Nasdaq OMX Group, Inc. (Capital Markets)	531	46,043
The Procter & Gamble Co. (Household Products)	12,095	1,072,585
The Progressive Corp. (Insurance)	2,832	197,390
The Sherwin-Williams Co. (Chemicals)	413	162,503
The Southern Co. (Electric Utilities)	4,897	220,512
The TJX Cos., Inc. (Specialty Retail)	3,068	337,112
The Travelers Cos., Inc. (Insurance)	1,298	162,419
The Walt Disney Co. (Entertainment)	7,198	826,545
The Western Union Co. (IT Services)	2,183	39,381
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	5,841	142,112
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,947	454,917
Tiffany & Co. (Specialty Retail)	531	59,100
Torchmark Corp. (Insurance)	531	44,954
Total System Services, Inc. (IT Services)	826	75,290
Tractor Supply Co. (Specialty Retail)	590	54,215
TransDigm Group, Inc.* (Aerospace & Defense)	236	77,939
TripAdvisor, Inc.* (Interactive Media & Services)	472	24,610
Twenty-First Century Fox, Inc. - Class A (Entertainment)	5,133	233,654
Twenty-First Century Fox, Inc. - Class B (Entertainment)	2,360	106,625
Twitter, Inc.* (Interactive Media & Services)	3,481	120,965
Tyson Foods, Inc. - Class A (Food Products)	1,416	84,847
U.S. Bancorp (Banks)	7,434	388,575
UDR, Inc. (Equity Real Estate Investment Trusts)	1,298	50,869
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	295	80,983
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	885	19,567
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	944	18,720
Union Pacific Corp. (Road & Rail)	3,599	526,246
United Continental Holdings, Inc.* (Airlines)	1,121	95,857
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,363	358,294
United Rentals, Inc.* (Trading Companies & Distributors)	413	49,589
United Technologies Corp. (Aerospace & Defense)	3,658	454,360
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,661	1,218,152
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	413	50,204
Unum Group (Insurance)	1,062	38,508
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,593	132,028
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	2,065	188,101
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	472	56,343
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,711	99,306
VeriSign, Inc.* (IT Services)	531	75,689
Verisk Analytics, Inc.* - Class A (Professional Services)	826	98,987
Verizon Communications, Inc. (Diversified Telecommunication Services)	20,060	1,145,225
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,239	209,961
Viacom, Inc. - Class B (Entertainment)	1,711	54,718
Visa, Inc. - Class A (IT Services)	8,614	1,187,440
Vornado Realty Trust (Equity Real Estate Investment Trusts)	826	56,234
Vulcan Materials Co. (Construction Materials)	649	65,639
W.W. Grainger, Inc. (Trading Companies & Distributors)	236	67,017
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,071	324,744
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,962	698,149
Waste Management, Inc. (Commercial Services & Supplies)	1,888	168,920
Waters Corp.* (Life Sciences Tools & Services)	354	67,150
WEC Energy Group, Inc. (Multi-Utilities)	1,534	104,926

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WellCare Health Plans, Inc.* (Health Care Providers & Services)	236	$65,134
Wells Fargo & Co. (Banks)	21,004	1,118,043
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,829	120,842
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,416	60,987
WestRock Co. (Containers & Packaging)	1,239	53,240
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,658	97,413
Whirlpool Corp. (Household Durables)	295	32,379
Willis Towers Watson PLC (Insurance)	649	92,911
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	472	47,483
Xcel Energy, Inc. (Electric Utilities)	2,478	121,447
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,062	29,598
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,239	105,773
Xylem, Inc. (Machinery)	885	58,038
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,534	138,689
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,003	113,931
Zions Bancorp (Banks)	944	44,415
Zoetis, Inc. (Pharmaceuticals)	2,360	212,754
TOTAL COMMON STOCKS (Cost $70,292,117)		111,146,360

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.2%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $33,982,991	$33,981,000	$33,981,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,981,000)		33,981,000

TOTAL INVESTMENT SECURITIES (Cost $104,273,117) - 99.2%		145,127,360
Net other assets (liabilities) - 0.8%		1,240,213

NET ASSETS - 100.0%		$146,367,573

†                           Number of shares is less than 0.50.

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $22,224,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	142	12/24/18	$19,251,650	$(1,368,681)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/18	2.76%	$54,593,848	$1,642,742
SPDR S&P 500 ETF	Goldman Sachs International	11/27/18	2.66%	16,488,576	496,647
				$71,082,424	$2,139,389

S&P 500	UBS AG	11/27/18	2.71%	$64,799,258	$1,682,475
SPDR S&P 500 ETF	UBS AG	11/27/18	2.31%	26,445,656	658,280
				$91,244,914	$2,340,755
				$162,327,338	$4,480,144

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$2,905,732	2.0%
Air Freight & Logistics	731,566	0.5%
Airlines	492,046	0.3%
Auto Components	162,823	0.1%
Automobiles	446,152	0.3%
Banks	6,680,537	4.5%
Beverages	2,021,358	1.4%
Biotechnology	2,659,459	1.8%
Building Products	292,060	0.2%
Capital Markets	3,091,324	2.1%
Chemicals	2,137,709	1.5%
Commercial Services & Supplies	418,855	0.3%
Communications Equipment	1,263,346	0.9%
Construction & Engineering	97,446	0.1%
Construction Materials	116,167	0.1%
Consumer Finance	767,536	0.5%
Containers & Packaging	323,863	0.2%
Distributors	111,160	0.1%
Diversified Consumer Services	26,620	NM
Diversified Financial Services	1,968,245	1.3%
Diversified Telecommunication Services	2,320,852	1.6%
Electric Utilities	2,165,344	1.5%
Electrical Equipment	532,870	0.4%
Electronic Equipment, Instruments & Components	441,048	0.3%
Energy Equipment & Services	700,665	0.5%
Entertainment	2,321,808	1.6%
Equity Real Estate Investment Trusts	3,034,739	2.1%
Food & Staples Retailing	1,786,763	1.2%
Food Products	1,257,130	0.9%
Health Care Equipment & Supplies	3,480,199	2.4%
Health Care Providers & Services	3,877,342	2.6%
Health Care Technology	91,247	0.1%
Hotels, Restaurants & Leisure	1,929,424	1.3%
Household Durables	316,211	0.2%
Household Products	1,666,898	1.1%
Independent Power and Renewable Electricity Producers	99,832	0.1%
Industrial Conglomerates	1,619,025	1.1%
Insurance	2,565,965	1.8%
Interactive Media & Services	5,115,627	3.5%
Internet & Direct Marketing Retail	3,852,183	2.6%
IT Services	5,167,488	3.5%
Leisure Products	76,543	0.1%
Life Sciences Tools & Services	1,046,482	0.7%
Machinery	1,574,522	1.1%
Media	1,490,976	1.0%
Metals & Mining	252,753	0.2%
Multiline Retail	604,269	0.4%
Multi-Utilities	1,096,284	0.7%
Oil, Gas & Consumable Fuels	5,626,028	3.8%
Personal Products	168,992	0.1%
Pharmaceuticals	5,511,998	3.8%
Professional Services	328,881	0.2%
Real Estate Management & Development	61,805	NM
Road & Rail	1,120,002	0.8%
Semiconductors & Semiconductor Equipment	4,076,842	2.8%
Software	6,704,242	4.5%
Specialty Retail	2,575,928	1.8%
Technology Hardware, Storage & Peripherals	5,399,806	3.7%
Textiles, Apparel & Luxury Goods	845,697	0.6%
Tobacco	1,259,895	0.9%
Trading Companies & Distributors	189,402	0.1%
Water Utilities	78,349	0.1%
Other **	35,221,213	24.0%
Total	$146,367,573	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (85.8%)
21Vianet Group, Inc.*ADR (IT Services)	11,837	$128,727
58.com, Inc.*ADR (Interactive Media & Services)	5,719	375,109
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	17,423	2,478,944
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	17,556	159,760
Autohome, Inc.ADR (Interactive Media & Services)	4,256	308,049
Baidu, Inc.*ADR (Interactive Media & Services)	7,049	1,339,733
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	3,325	132,368
Beigene, Ltd.*ADR (Biotechnology)	2,926	368,500
Best, Inc.*ADR (Air Freight & Logistics)	20,748	130,505
Bilibili, Inc.*ADR (Entertainment)	6,517	87,980
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)	5,187	99,072
Bright Scholar Education Holdings, Ltd.*ADR (Diversified Consumer Services)	5,719	70,744
Cheetah Mobile, Inc.*ADR (Software)	7,315	69,712
China Eastern Airlines Corp., Ltd.ADR (Airlines)	4,389	123,463
China Life Insurance Co., Ltd.ADR (Insurance)	66,899	673,004
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	29,393	1,368,244
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	9,310	750,945
China Southern Airlines Co., Ltd.ADR (Airlines)	5,054	138,479
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	8,379	392,807
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	35,511	370,380
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,453	922,920
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	17,689	588,690
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	1,862	39,754
Ehi Car Services, Ltd.*ADR (Road & Rail)	5,985	72,239
Fang Holdings, Ltd.*ADR (Interactive Media & Services)	30,590	62,098
GDS Holdings, Ltd.*ADR (IT Services)	5,852	137,347
Hailiang Education Group, Inc.*ADR (Diversified Consumer Services)	798	49,644
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	9,443	208,313
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	9,044	236,591
HUYA, Inc.*ADR (Entertainment)	2,660	46,071
ikang Healthcare Group, Inc.*ADR (Health Care Providers & Services)	6,517	113,396
iQIYI, Inc.*ADR (Entertainment)	9,709	190,685
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	30,590	719,477
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	5,187	41,807
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	8,246	80,646
Momo, Inc.*ADR (Interactive Media & Services)	9,044	303,607
Netease.com, Inc.ADR (Entertainment)	3,458	718,745
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	9,310	676,278
PPDAI Group, Inc.*ADR (Consumer Finance)	12,502	71,386
Qudian, Inc.*ADR (Consumer Finance)	10,906	45,478
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	48,944	206,544
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	3,325	145,801
Sogou, Inc.*ADR (Interactive Media & Services)	10,507	61,046
Sohu.com, Ltd.*ADR (Interactive Media & Services)	4,788	86,519
TAL Education Group*ADR (Diversified Consumer Services)	20,216	585,859
Tarena International, Inc.ADR (Diversified Consumer Services)	6,783	58,673
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	12,236	77,821
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	37,506	182,279
Weibo Corp.*ADR (Interactive Media & Services)	4,655	274,692
Xunlei, Ltd.*ADR (Software)	6,517	39,428
YY, Inc.*ADR (Interactive Media & Services)	3,857	246,462
Zai Lab, Ltd.*ADR (Biotechnology)	3,458	56,573
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	23,674	383,992
TOTAL COMMON STOCKS (Cost $14,230,593)		17,297,386

	Principal Amount	Value
Repurchase Agreements(a)(b) (13.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $2,641,155	$2,641,000	$2,641,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,641,000)		2,641,000

TOTAL INVESTMENT SECURITIES (Cost $16,871,593) - 98.9%		19,938,386
Net other assets (liabilities) - 1.1%		215,794

NET ASSETS - 100.0%		$20,154,180

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $568,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/27/18	2.66%	$10,022,673	$473,985
BNY Mellon China Select ADR Index	UBS AG	11/27/18	2.46%	12,881,637	533,602
				$22,904,310	$1,007,587

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraChina ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$514,497	2.6%
Airlines	261,942	1.3%
Biotechnology	425,073	2.1%
Chemicals	145,801	0.7%
Consumer Finance	197,510	1.0%
Diversified Consumer Services	764,920	3.8%
Diversified Telecommunication Services	763,187	3.8%
Entertainment	1,043,481	5.2%
Health Care Providers & Services	113,396	0.6%
Hotels, Restaurants & Leisure	314,412	1.6%
Independent Power and Renewable Electricity Producers	208,313	1.0%
Insurance	673,004	3.3%
Interactive Media & Services	3,156,387	15.6%
Internet & Direct Marketing Retail	4,101,758	20.4%
IT Services	266,074	1.3%
Metals & Mining	159,760	0.8%
Oil, Gas & Consumable Fuels	2,350,143	11.6%
Road & Rail	72,239	0.4%
Semiconductors & Semiconductor Equipment	288,105	1.4%
Software	109,140	0.5%
Wireless Telecommunication Services	1,368,244	6.8%
Other **	2,856,794	14.2%
Total	$20,154,180	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2018:

	Value	% of Net Assets
China	$17,297,386	85.8%
Other **	2,856,794	14.2%
Total	$20,154,180	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (69.7%)
3M Co. (Industrial Conglomerates)	7,700	$1,465,002
American Express Co. (Consumer Finance)	7,700	791,021
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,700	1,685,222
Caterpillar, Inc. (Machinery)	7,700	934,164
Chevron Corp. (Oil, Gas & Consumable Fuels)	7,700	859,705
Cisco Systems, Inc. (Communications Equipment)	7,700	352,275
DowDuPont, Inc. (Chemicals)	7,700	415,184
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,700	613,536
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,700	360,976
International Business Machines Corp. (IT Services)	7,700	888,811
Johnson & Johnson (Pharmaceuticals)	7,700	1,077,923
JPMorgan Chase & Co. (Banks)	7,700	839,454
McDonald’s Corp. (Hotels, Restaurants & Leisure)	7,700	1,362,130
Merck & Co., Inc. (Pharmaceuticals)	7,700	566,797
Microsoft Corp. (Software)	7,700	822,437
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,700	577,808
Pfizer, Inc. (Pharmaceuticals)	7,700	331,562
The Boeing Co. (Aerospace & Defense)	7,700	2,732,422
The Coca-Cola Co. (Beverages)	7,700	368,676
The Goldman Sachs Group, Inc. (Capital Markets)	7,700	1,735,349
The Home Depot, Inc. (Specialty Retail)	7,700	1,354,276
The Procter & Gamble Co. (Household Products)	7,700	682,836
The Travelers Cos., Inc. (Insurance)	7,700	963,501
The Walt Disney Co. (Entertainment)	7,700	884,191
United Technologies Corp. (Aerospace & Defense)	7,700	956,417
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,700	2,012,395
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,700	439,593
Visa, Inc. - Class A (IT Services)	7,700	1,061,445
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,700	614,229
Wal-Mart Stores, Inc. (Food & Staples Retailing)	7,700	772,156
TOTAL COMMON STOCKS (Cost $16,081,301)		28,521,493

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.8%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $10,158,595	$10,158,000	$10,158,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,158,000)		10,158,000

TOTAL INVESTMENT SECURITIES (Cost $26,239,301) - 94.5%		38,679,493
Net other assets (liabilities) - 5.5%		2,235,844

NET ASSETS - 100.0%		$40,915,337

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $6,729,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	110	12/24/18	$13,796,200	$(524,357)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/18	2.71%	$9,266,611	$246,882
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/27/18	2.56%	7,476,060	198,959
				$16,742,671	$445,841

Dow Jones Industrial Average	UBS AG	11/27/18	2.71%	$16,527,463	$417,572
SPDR Dow Jones Industrial Average ETF	UBS AG	11/27/18	2.51%	6,038,917	120,349
				$22,566,380	$537,921
				$39,309,051	$983,762

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraDow 30 ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,688,839	8.8%
Banks	839,454	2.1%
Beverages	368,676	0.9%
Capital Markets	1,735,349	4.2%
Chemicals	415,184	1.0%
Communications Equipment	352,275	0.9%
Consumer Finance	791,021	1.9%
Diversified Telecommunication Services	439,593	1.1%
Entertainment	884,191	2.2%
Food & Staples Retailing	1,386,385	3.4%
Health Care Providers & Services	2,012,395	4.9%
Hotels, Restaurants & Leisure	1,362,130	3.3%
Household Products	682,836	1.7%
Industrial Conglomerates	1,465,002	3.6%
Insurance	963,501	2.4%
IT Services	1,950,256	4.8%
Machinery	934,164	2.3%
Oil, Gas & Consumable Fuels	1,473,241	3.6%
Pharmaceuticals	1,976,282	4.9%
Semiconductors & Semiconductor Equipment	360,976	0.9%
Software	822,437	2.0%
Specialty Retail	1,354,276	3.3%
Technology Hardware, Storage & Peripherals	1,685,222	4.1%
Textiles, Apparel & Luxury Goods	577,808	1.4%
Other **	12,393,844	30.3%
Total	$40,915,337	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (85.7%)
58.com, Inc.*ADR (Interactive Media & Services)	945	$61,983
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	12,960	1,843,950
Ambev S.A.ADR (Beverages)	45,900	198,747
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	11,880	170,953
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	15,390	58,944
Autohome, Inc.ADR (Interactive Media & Services)	540	39,085
Baidu, Inc.*ADR (Interactive Media & Services)	2,835	538,820
Banco Bradesco S.A.ADR (Banks)	34,965	320,629
Banco Santander ChileADR (Banks)	1,620	47,725
Bancolombia S.A.ADR (Banks)	1,215	44,882
Beigene, Ltd.*ADR (Biotechnology)	540	68,008
Cemex S.A.B. de C.V.*ADR (Construction Materials)	14,715	74,164
China Life Insurance Co., Ltd.ADR (Insurance)	15,390	154,823
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	9,720	452,466
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,565	206,893
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,350	63,288
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	5,940	61,954
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,915	137,338
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,620	274,185
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,915	130,291
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	2,565	59,662
Fibria Celulose S.A.ADR (Paper & Forest Products)	2,430	46,680
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,890	160,782
Grupo Televisa S.A.ADR (Media)	4,590	66,004
HDFC Bank, Ltd.ADR (Banks)	6,750	600,143
ICICI Bank, Ltd.ADR (Banks)	15,525	147,332
Infosys Technologies, Ltd.ADR (IT Services)	38,205	361,801
Itau Unibanco Holding S.A.ADR (Banks)	33,750	444,487
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,100	190,512
KB Financial Group, Inc.ADR (Banks)	4,185	173,887
Korea Electric Power Corp.ADR (Electric Utilities)	5,265	62,969
Momo, Inc.*ADR (Interactive Media & Services)	1,485	49,851
Netease.com, Inc.ADR (Entertainment)	810	168,359
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,160	156,902
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	15,390	250,088
POSCOADR (Metals & Mining)	3,375	194,468
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	4,995	125,874
Sasol, Ltd.ADR (Chemicals)	5,670	184,388
Shinhan Financial Group Co., Ltd.ADR (Banks)	4,860	179,868
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,645	94,442
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	37,665	1,435,037
TAL Education Group*ADR (Diversified Consumer Services)	3,780	109,544
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	24,705	46,445
Vale S.A.ADR (Metals & Mining)	32,670	493,317
Vendanta, Ltd.ADR (Metals & Mining)	4,320	48,125
Weibo Corp.*ADR (Interactive Media & Services)	675	39,832
Wipro, Ltd.ADR (IT Services)	11,205	57,930
Woori BankADR (Banks)	1,755	72,903
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	3,915	63,501
TOTAL COMMON STOCKS (Cost $6,632,269)		11,034,261

Preferred Stock (2.6%)
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	22,680	336,118
TOTAL PREFERRED STOCK (Cost $66,866)		336,118

	Principal Amount	Value
Repurchase Agreements(a)(b) (12.2%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $1,567,092	$1,567,000	$1,567,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,567,000)		1,567,000

TOTAL INVESTMENT SECURITIES (Cost $8,266,135) - 100.5%		12,937,379
Net other assets (liabilities) - (0.5)%		(59,722)

NET ASSETS - 100.0%		$12,877,657

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $528,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/27/18	2.66%	$7,352,404	$259,441
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/27/18	2.71%	6,948,777	250,788
				$14,301,181	$510,229

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$63,501	0.5%
Banks	2,031,858	15.7%
Beverages	359,529	2.8%
Biotechnology	68,008	0.5%
Chemicals	184,388	1.4%
Construction Materials	74,164	0.6%
Diversified Consumer Services	109,544	0.9%
Diversified Telecommunication Services	388,454	3.0%
Electric Utilities	62,969	0.5%
Entertainment	168,359	1.3%
Insurance	154,823	1.2%
Interactive Media & Services	729,571	5.7%
Internet & Direct Marketing Retail	2,164,753	16.7%
IT Services	419,731	3.3%
Media	66,004	0.5%
Metals & Mining	735,909	5.7%
Oil, Gas & Consumable Fuels	1,283,847	10.0%
Paper & Forest Products	46,680	0.4%
Semiconductors & Semiconductor Equipment	1,540,426	12.0%
Wireless Telecommunication Services	717,861	5.6%
Other **	1,507,278	11.7%
Total	$12,877,657	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2018:

	Value	% of Net Assets
Brazil	$2,090,066	16.2%
Chile	47,725	0.4%
China	4,221,781	32.9%
Colombia	104,544	0.8%
Hong Kong	452,466	3.5%
India	1,215,331	9.4%
Indonesia	125,874	1.0%
Mexico	471,903	3.7%
South Africa	184,388	1.4%
South Korea	778,537	6.0%
Taiwan	1,677,764	13.0%
Other **	1,507,278	11.7%
Total	$12,877,657	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (95.7%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $3,209,188	$3,209,000	$3,209,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,209,000)		3,209,000

TOTAL INVESTMENT SECURITIES (Cost $3,209,000) - 95.7%		3,209,000
Net other assets (liabilities) - 4.3%		145,784

NET ASSETS - 100.0%		$3,354,784

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $265,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/18	2.51%	$215,830	$4,289
MSCI EAFE Index	UBS AG	11/27/18	3.01%	6,470,999	127,770
				$6,686,829	$132,059

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (91.5%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $16,411,962	$16,411,000	$16,411,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,411,000)		16,411,000

TOTAL INVESTMENT SECURITIES (Cost $16,411,000) - 91.5%		16,411,000
Net other assets (liabilities) - 8.5%		1,521,921

NET ASSETS - 100.0%		$17,932,921

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	329	12/14/18	$35,893,900	$(1,170,747)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/18	2.61%	$47,662	$2,659

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (77.4%)
Ambev S.A.ADR (Beverages)	239,338	$1,036,334
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	61,479	884,683
Banco Bradesco S.A.ADR (Banks)	303,600	2,784,012
Banco de ChileADR (Banks)	5,313	440,076
Banco Santander Brasil S.A.ADR (Banks)	45,540	515,968
Banco Santander ChileADR (Banks)	16,445	484,470
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero SantandADR (Banks)	41,239	258,981
Bancolombia S.A.ADR (Banks)	11,891	439,254
Braskem SAADR (Chemicals)	11,385	317,186
BRF S.A.*ADR (Food Products)	84,502	500,252
Cemex S.A.B. de C.V.*ADR (Construction Materials)	138,897	700,041
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	10,120	443,357
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	6,072	346,043
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	25,806	357,155
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	25,300	588,478
Embraer S.A.ADR (Aerospace & Defense)	20,240	450,745
Enersis Chile S.A.ADR (Electric Utilities)	66,033	283,942
Enersis S.A.ADR (Electric Utilities)	60,214	474,486
Fibria Celulose S.A.ADR (Paper & Forest Products)	25,300	486,013
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	10,879	925,476
Gerdau S.A.ADR (Metals & Mining)	116,886	508,454
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	4,048	335,498
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,277	375,751
Grupo Financiero Galicia S.A.ADR (Banks)	13,156	303,377
Grupo Televisa S.A.ADR (Media)	43,769	629,398
Itau Unibanco Holding S.A.ADR (Banks)	293,480	3,865,132
Latam Airlines Group S.A.ADR (Airlines)	36,179	333,570
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	91,170	1,481,513
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	45,540	528,264
TIM Participacoes S.A.ADR (Wireless Telecommunication Services)	20,240	313,113
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	46,299	546,328
Vale S.A.ADR (Metals & Mining)	283,360	4,278,736
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	20,999	314,985
TOTAL COMMON STOCKS (Cost $18,967,160)		26,531,071

Preferred Stocks (9.6%)
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	18,722	391,477
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	196,581	2,913,330
TOTAL PREFERRED STOCKS (Cost $1,573,273)		3,304,807

	Principal Amount	Value
Repurchase Agreements(a)(b) (9.4%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $3,204,188	$3,204,000	$3,204,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,204,000)		3,204,000

TOTAL INVESTMENT SECURITIES (Cost $23,744,433) - 96.4%		33,039,878
Net other assets (liabilities) - 3.6%		1,223,795

NET ASSETS - 100.0%		$34,263,673

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $938,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/27/18	2.66%	$19,092,188	$619,045
BNY Mellon Latin America 35 ADR Index	UBS AG	11/27/18	2.71%	19,499,070	523,962
				$38,591,258	$1,143,007

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraLatin America ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$450,745	1.3%
Airlines	333,570	1.0%
Banks	9,091,270	26.6%
Beverages	2,307,853	6.7%
Chemicals	760,543	2.2%
Construction Materials	700,041	2.0%
Diversified Telecommunication Services	528,264	1.5%
Electric Utilities	758,428	2.2%
Food & Staples Retailing	391,477	1.1%
Food Products	500,252	1.5%
Media	629,398	1.8%
Metals & Mining	5,144,345	15.0%
Oil, Gas & Consumable Fuels	5,844,634	17.1%
Paper & Forest Products	486,013	1.4%
Transportation Infrastructure	711,249	2.1%
Wireless Telecommunication Services	1,197,796	3.5%
Other **	4,427,795	13.0%
Total	$34,263,673	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2018:

	Value	% of Net Assets
Argentina	$618,362	1.8%
Brazil	20,916,857	61.0%
Chile	2,459,901	7.2%
Colombia	1,027,732	3.0%
Mexico	4,455,871	13.0%
Peru	357,155	1.0%
Other **	4,427,795	13.0%
Total	$34,263,673	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (78.1%)
Aaron’s, Inc. (Specialty Retail)	2,519	$118,720
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	3,206	133,049
ACI Worldwide, Inc.* (Software)	4,122	103,421
Acuity Brands, Inc. (Electrical Equipment)	1,374	172,629
Adient PLC (Auto Components)	3,206	97,527
Adtalem Global Education, Inc.* (Diversified Consumer Services)	2,061	104,348
AECOM Technology Corp.* (Construction & Engineering)	5,725	166,826
AGCO Corp. (Machinery)	2,519	141,165
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	2,519	49,221
Alleghany Corp. (Insurance)	458	275,111
Allegheny Technologies, Inc.* (Metals & Mining)	4,580	118,576
ALLETE, Inc. (Electric Utilities)	1,832	135,568
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,412	76,367
AMC Networks, Inc.* - Class A (Media)	1,603	93,904
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	5,038	199,051
American Eagle Outfitters, Inc. (Specialty Retail)	6,183	142,580
American Financial Group, Inc. (Insurance)	2,519	251,976
Apergy Corp.* (Energy Equipment & Services)	2,748	107,145
AptarGroup, Inc. (Containers & Packaging)	2,290	233,488
Aqua America, Inc. (Water Utilities)	6,412	208,582
ARRIS International PLC* (Communications Equipment)	6,183	153,771
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,206	217,078
ASGN, Inc.* (Professional Services)	1,832	122,891
Ashland Global Holdings, Inc. (Chemicals)	2,290	169,414
Aspen Insurance Holdings, Ltd. (Insurance)	2,061	86,315
Associated Banc-Corp. (Banks)	6,183	143,322
Atmos Energy Corp. (Gas Utilities)	4,122	383,675
AutoNation, Inc.* (Specialty Retail)	2,061	83,429
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	1,603	90,730
Avis Budget Group, Inc.* (Road & Rail)	2,519	70,834
Avnet, Inc. (Electronic Equipment, Instruments & Components)	4,122	165,169
BancorpSouth Bank (Banks)	3,206	92,012
Bank of Hawaii Corp. (Banks)	1,603	125,739
Bank OZK (Banks)	4,351	119,043
Bed Bath & Beyond, Inc. (Specialty Retail)	5,038	69,222
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,374	74,265
Bemis Co., Inc. (Containers & Packaging)	3,206	146,739
Big Lots, Inc. (Multiline Retail)	1,374	57,048
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	687	187,448
Bio-Techne Corp. (Life Sciences Tools & Services)	1,374	230,447
Black Hills Corp. (Multi-Utilities)	1,832	109,004
Blackbaud, Inc. (Software)	1,832	131,391
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,977	79,069
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,374	59,563
Brown & Brown, Inc. (Insurance)	8,473	238,769
Brunswick Corp. (Leisure Products)	3,206	166,680
Cable One, Inc. (Media)	229	205,125
Cabot Corp. (Chemicals)	2,290	111,477
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	8,244	82,193
Camden Property Trust (Equity Real Estate Investment Trusts)	3,435	310,076
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,374	108,752
Carlisle Cos., Inc. (Industrial Conglomerates)	2,061	199,072
Carpenter Technology Corp. (Metals & Mining)	1,603	69,907
Cars.com, Inc.* (Interactive Media & Services)	2,290	59,792
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,603	153,856
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,374	173,276
Catalent, Inc.* (Pharmaceuticals)	5,267	212,471
Cathay General Bancorp, Inc. (Banks)	2,748	103,517
CDK Global, Inc. (Software)	4,809	275,267
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,832	223,174
Chemed Corp. (Health Care Providers & Services)	687	209,075
Chemical Financial Corp. (Banks)	2,519	118,040
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	33,205	116,550
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	458	114,321
Ciena Corp.* (Communications Equipment)	5,267	164,646
Cinemark Holdings, Inc. (Entertainment)	3,893	161,832
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,290	85,738
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,832	124,649
CNO Financial Group, Inc. (Insurance)	5,954	112,531
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	7,786	121,851
Cognex Corp. (Electronic Equipment, Instruments & Components)	6,183	264,880
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	916	112,796
Commerce Bancshares, Inc. (Banks)	3,435	218,466
Commercial Metals Co. (Metals & Mining)	4,351	82,930
CommVault Systems, Inc.* (Software)	1,374	79,994
Compass Minerals International, Inc. (Metals & Mining)	1,145	55,544
Core Laboratories N.V. (Energy Equipment & Services)	1,603	136,640
Corecivic, Inc. (Equity Real Estate Investment Trusts)	4,351	97,723
CoreLogic, Inc.* (IT Services)	2,977	120,926
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,374	128,964
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,664	94,678
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	15,343	127,500
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	916	145,351
Crane Co. (Machinery)	1,832	159,457
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,664	142,236
Cullen/Frost Bankers, Inc. (Banks)	2,290	224,237

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Curtiss-Wright Corp. (Aerospace & Defense)	1,603	$175,464
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	13,053	168,906
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,664	195,035
Dana Holding Corp. (Auto Components)	5,267	82,007
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,145	145,610
Delphi Technologies PLC (Auto Components)	3,206	68,737
Deluxe Corp. (Commercial Services & Supplies)	1,832	86,489
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,290	32,472
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,748	97,197
Dillard’s, Inc. - Class A (Multiline Retail)	687	48,379
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,603	430,869
Domtar Corp. (Paper & Forest Products)	2,290	106,050
Donaldson Co., Inc. (Machinery)	4,580	234,862
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	5,954	215,475
Dril-Quip, Inc.* (Energy Equipment & Services)	1,374	58,477
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,977	216,011
Dycom Industries, Inc.* (Construction & Engineering)	1,145	77,723
Eagle Materials, Inc. (Construction Materials)	1,832	135,275
East West Bancorp, Inc. (Banks)	5,267	276,202
Eaton Vance Corp. (Capital Markets)	4,351	196,013
Edgewell Personal Care Co.* (Personal Products)	2,061	98,887
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	2,290	83,585
EMCOR Group, Inc. (Construction & Engineering)	2,061	146,290
Encompass Health Corp. (Health Care Providers & Services)	3,664	246,587
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,977	214,255
Energizer Holdings, Inc. (Household Products)	2,061	121,125
EnerSys (Electrical Equipment)	1,603	127,551
Ensco PLCADR - Class A (Energy Equipment & Services)	15,801	112,819
EPR Properties (Equity Real Estate Investment Trusts)	2,748	188,898
Esterline Technologies Corp.* (Aerospace & Defense)	916	107,502
Evercore Partners, Inc. - Class A (Capital Markets)	1,374	112,242
Exelixis, Inc.* (Biotechnology)	10,763	149,283
F.N.B. Corp. (Banks)	11,679	138,163
FactSet Research Systems, Inc. (Capital Markets)	1,374	307,446
Fair Isaac Corp.* (Software)	1,145	220,653
Federated Investors, Inc. - Class B (Capital Markets)	3,435	84,741
First American Financial Corp. (Insurance)	4,122	182,728
First Horizon National Corp. (Banks)	11,679	188,499
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,580	140,606
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,748	114,866
Five Below, Inc.* (Specialty Retail)	2,061	234,583
Flowers Foods, Inc. (Food Products)	6,641	128,238
Fulton Financial Corp. (Banks)	6,412	102,656
GATX Corp. (Trading Companies & Distributors)	1,374	102,954
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	2,061	163,293
Gentex Corp. (Auto Components)	9,847	207,279
Genworth Financial, Inc.* - Class A (Insurance)	18,091	77,429
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	2,748	145,232
Graco, Inc. (Machinery)	5,954	241,911
Graham Holdings Co. - Class B (Diversified Consumer Services)	229	133,061
Granite Construction, Inc. (Construction & Engineering)	1,603	73,289
Greif, Inc. - Class A (Containers & Packaging)	916	43,327
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,725	52,155
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,832	191,389
Hancock Holding Co. (Banks)	3,206	134,524
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,893	145,209
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,580	127,599
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,748	111,541
HealthEquity, Inc.* (Health Care Providers & Services)	2,061	189,200
Helen of Troy, Ltd.* (Household Durables)	916	113,694
Herman Miller, Inc. (Commercial Services & Supplies)	2,061	67,910
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,664	156,233
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,519	211,798
HNI Corp. (Commercial Services & Supplies)	1,603	60,738
Home BancShares, Inc. (Banks)	5,725	109,004
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	5,954	152,541
Hubbell, Inc. (Electrical Equipment)	2,061	209,604
ICU Medical, Inc.* (Health Care Equipment & Supplies)	687	175,000
IDACORP, Inc. (Electric Utilities)	1,832	170,852
IDEX Corp. (Machinery)	2,748	348,501
Ingredion, Inc. (Food Products)	2,519	254,872
Inogen, Inc.* (Health Care Equipment & Supplies)	687	130,235
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,519	134,943
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,580	214,390
Interactive Brokers Group, Inc. - Class A (Capital Markets)	2,748	135,779

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
InterDigital, Inc. (Communications Equipment)	1,374	$97,485
International Bancshares Corp. (Banks)	2,061	79,761
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	916	34,359
ITT, Inc. (Machinery)	3,206	161,903
j2 Global, Inc. (Software)	1,603	116,763
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	5,496	135,916
Jack Henry & Associates, Inc. (IT Services)	2,748	411,732
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	916	72,300
Janus Henderson Group PLC (Capital Markets)	6,183	151,916
JBG Smith Properties (Equity Real Estate Investment Trusts)	3,893	145,910
JetBlue Airways Corp.* (Airlines)	11,450	191,559
John Wiley & Sons, Inc. - Class A (Media)	1,603	86,947
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,603	212,012
KB Home (Household Durables)	3,206	64,024
KBR, Inc. (Construction & Engineering)	5,038	99,652
Kemper Corp. (Insurance)	2,290	172,185
Kennametal, Inc. (Machinery)	2,977	105,535
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,870	392,139
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	3,664	252,376
Kirby Corp.* (Marine)	2,061	148,268
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	4,580	146,560
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,977	218,274
Lamb Weston Holding, Inc. (Food Products)	5,267	411,669
Lancaster Colony Corp. (Food Products)	687	117,738
Landstar System, Inc. (Road & Rail)	1,603	160,444
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	3,893	128,508
Legg Mason, Inc. (Capital Markets)	3,206	90,473
Leidos Holdings, Inc. (IT Services)	5,496	356,031
LendingTree, Inc.* (Thrifts & Mortgage Finance)	229	46,187
Lennox International, Inc. (Building Products)	1,374	289,763
Liberty Property Trust (Equity Real Estate Investment Trusts)	5,267	220,529
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,603	150,938
LifePoint Health, Inc.* (Health Care Providers & Services)	1,374	89,118
Lincoln Electric Holdings, Inc. (Machinery)	2,290	185,284
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	916	165,943
LivaNova PLC* (Health Care Equipment & Supplies)	1,832	205,166
Live Nation Entertainment, Inc.* (Entertainment)	5,038	263,487
LiveRamp Holdings, Inc.* (IT Services)	2,748	125,529
LogMeIn, Inc. (Software)	1,832	157,772
Louisiana-Pacific Corp. (Paper & Forest Products)	5,267	114,662
Lumentum Holdings, Inc.* (Communications Equipment)	2,290	125,149
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,206	65,082
Mallinckrodt PLC* (Pharmaceuticals)	2,977	74,604
Manhattan Associates, Inc.* (Software)	2,290	109,325
ManpowerGroup, Inc. (Professional Services)	2,290	174,704
MarketAxess Holdings, Inc. (Capital Markets)	1,374	288,087
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,374	121,585
Masimo Corp.* (Health Care Equipment & Supplies)	1,832	211,779
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	3,664	105,670
MAXIMUS, Inc. (IT Services)	2,290	148,781
MB Financial, Inc. (Banks)	2,977	132,149
McDermott International, Inc.* (Energy Equipment & Services)	6,641	51,335
MDU Resources Group, Inc. (Multi-Utilities)	7,099	177,191
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13,282	197,371
Medidata Solutions, Inc.* (Health Care Technology)	2,061	144,888
MEDNAX, Inc.* (Health Care Providers & Services)	3,435	141,831
Mercury General Corp. (Insurance)	916	54,328
Meredith Corp. (Media)	1,374	70,843
Minerals Technologies, Inc. (Chemicals)	1,374	75,227
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,061	151,875
Molina Healthcare, Inc.* (Health Care Providers & Services)	2,290	290,303
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,374	162,297
MSA Safety, Inc. (Commercial Services & Supplies)	1,374	143,501
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,603	129,939
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,954	189,694
Murphy USA, Inc.* (Specialty Retail)	1,145	92,321
Nabors Industries, Ltd. (Energy Equipment & Services)	11,908	59,183
National Fuel Gas Co. (Gas Utilities)	3,206	174,054
National Instruments Corp. (Electronic Equipment, Instruments & Components)	4,122	201,854
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	5,725	267,644
Navient Corp. (Consumer Finance)	8,473	98,117
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,351	116,824
NetScout Systems, Inc.* (Communications Equipment)	2,519	63,630
New Jersey Resources Corp. (Gas Utilities)	3,206	144,591
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	17,862	171,118
NewMarket Corp. (Chemicals)	229	88,385
Nordson Corp. (Machinery)	1,832	224,731
NorthWestern Corp. (Multi-Utilities)	1,832	107,648
NOW, Inc.* (Trading Companies & Distributors)	3,893	49,986
Nu Skin Enterprises, Inc. - Class A (Personal Products)	2,061	144,723

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,832	$102,903
nVent Electric PLC (Electrical Equipment)	5,954	145,397
NVR, Inc.* (Household Durables)	229	512,738
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	9,618	96,757
Oceaneering International, Inc.* (Energy Equipment & Services)	3,664	69,396
OGE Energy Corp. (Electric Utilities)	7,328	264,907
Old Dominion Freight Line, Inc. (Road & Rail)	2,290	298,662
Old Republic International Corp. (Insurance)	10,305	227,225
Olin Corp. (Chemicals)	5,954	120,271
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,832	170,193
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	7,328	244,389
ONE Gas, Inc. (Gas Utilities)	1,832	144,563
Oshkosh Corp. (Machinery)	2,748	154,273
Owens-Illinois, Inc.* (Containers & Packaging)	5,725	89,711
PacWest Bancorp (Banks)	4,351	176,738
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	916	49,959
Patterson Cos., Inc. (Health Care Providers & Services)	2,977	67,221
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	8,015	133,370
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	4,351	182,089
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	3,893	94,522
Perspecta, Inc. (IT Services)	5,267	128,989
Pinnacle Financial Partners, Inc. (Banks)	2,748	143,720
Pitney Bowes, Inc. (Commercial Services & Supplies)	6,870	45,479
Plantronics, Inc. (Communications Equipment)	1,145	67,521
PNM Resources, Inc. (Electric Utilities)	2,977	114,347
Polaris Industries, Inc. (Leisure Products)	2,061	183,388
PolyOne Corp. (Chemicals)	2,977	96,187
Pool Corp. (Distributors)	1,374	200,261
Post Holdings, Inc.* (Food Products)	2,519	222,730
Potlatch Corp. (Equity Real Estate Investment Trusts)	2,290	83,013
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	2,061	199,649
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,832	66,245
Primerica, Inc. (Insurance)	1,603	175,913
Prosperity Bancshares, Inc. (Banks)	2,519	163,811
PTC, Inc.* (Software)	3,893	320,822
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,702	77,535
Range Resources Corp. (Oil, Gas & Consumable Fuels)	7,557	119,778
Rayonier, Inc. (Equity Real Estate Investment Trusts)	4,809	145,232
Realogy Holdings Corp. (Real Estate Management & Development)	4,580	87,341
Regal Beloit Corp. (Electrical Equipment)	1,603	114,935
Reinsurance Group of America, Inc. (Insurance)	2,290	326,028
Reliance Steel & Aluminum Co. (Metals & Mining)	2,519	198,799
RenaissanceRe Holdings, Ltd. (Insurance)	1,374	167,848
Resideo Technologies, Inc.* (Building Products)	4,580	96,409
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	4,580	72,868
Royal Gold, Inc. (Metals & Mining)	2,290	175,483
RPM International, Inc. (Chemicals)	4,809	294,166
Ryder System, Inc. (Road & Rail)	1,832	101,328
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	6,412	138,820
Sabre Corp. (IT Services)	9,160	225,794
Sally Beauty Holdings, Inc.* (Specialty Retail)	4,351	77,491
Sanderson Farms, Inc. (Food Products)	687	67,594
Science Applications International Corp. (IT Services)	1,603	111,425
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	2,061	45,878
SEI Investments Co. (Capital Markets)	4,809	257,041
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	8,702	139,841
Sensient Technologies Corp. (Chemicals)	1,603	103,971
Service Corp. International (Diversified Consumer Services)	6,641	275,403
Signature Bank (Banks)	2,061	226,504
Signet Jewelers, Ltd. (Specialty Retail)	1,832	102,684
Silgan Holdings, Inc. (Containers & Packaging)	2,748	66,034
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,603	130,693
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,519	135,673
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,809	137,393
SLM Corp.* (Consumer Finance)	15,801	160,222
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,664	89,182
Sonoco Products Co. (Containers & Packaging)	3,664	199,981
Sotheby’s* - Class A (Diversified Consumer Services)	1,374	57,708
Southwest Gas Corp. (Gas Utilities)	1,832	141,559
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	21,297	113,726
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,580	123,156
Steel Dynamics, Inc. (Metals & Mining)	8,473	335,532
STERIS PLC (Health Care Equipment & Supplies)	2,977	325,416
Sterling Bancorp (Banks)	8,244	148,227
Stifel Financial Corp. (Capital Markets)	2,519	115,169
Superior Energy Services, Inc.* (Energy Equipment & Services)	5,496	43,034
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,374	51,580
Syneos Health, Inc.* (Life Sciences Tools & Services)	2,290	104,493
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,603	124,409
Synovus Financial Corp. (Banks)	4,351	163,424

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,435	$76,463
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,290	125,973
TCF Financial Corp. (Banks)	6,183	129,101
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,374	97,087
TEGNA, Inc. (Media)	7,786	89,850
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,374	304,039
Teleflex, Inc. (Health Care Equipment & Supplies)	1,603	385,905
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,435	105,901
Tempur Sealy International, Inc.* (Household Durables)	1,603	74,075
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,977	76,598
Teradata Corp.* (IT Services)	4,351	158,376
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	6,870	236,671
Terex Corp. (Machinery)	2,290	76,463
Texas Capital Bancshares, Inc.* (Banks)	1,832	119,501
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	2,519	152,299
The Boston Beer Co., Inc.* - Class A (Beverages)	229	70,369
The Brink’s Co. (Commercial Services & Supplies)	1,832	121,498
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,603	77,489
The Chemours Co. (Chemicals)	6,412	211,660
The Dun & Bradstreet Corp. (Professional Services)	1,374	195,492
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	4,351	96,201
The Hain Celestial Group, Inc.* (Food Products)	3,206	79,765
The Hanover Insurance Group, Inc. (Insurance)	1,603	178,542
The Michaels Cos., Inc.* (Specialty Retail)	3,435	54,445
The New York Times Co. - Class A (Media)	5,038	133,003
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,374	91,701
The Timken Co. (Machinery)	2,519	99,626
The Toro Co. (Machinery)	3,893	219,293
The Ultimate Software Group, Inc.* (Software)	1,145	305,291
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,870	118,439
Thor Industries, Inc. (Automobiles)	1,832	127,580
Toll Brothers, Inc. (Household Durables)	4,809	161,871
Tootsie Roll Industries, Inc. (Food Products)	687	21,689
Transocean, Ltd.* (Energy Equipment & Services)	15,572	171,447
TreeHouse Foods, Inc.* (Food Products)	2,061	93,899
TRI Pointe Group, Inc.* (Household Durables)	5,496	65,402
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	9,160	342,401
Trinity Industries, Inc. (Machinery)	5,267	150,373
Trustmark Corp. (Banks)	2,519	77,585
Tupperware Brands Corp. (Household Durables)	1,832	64,303
Tyler Technologies, Inc.* (Software)	1,374	290,821
UGI Corp. (Gas Utilities)	6,412	340,221
UMB Financial Corp. (Banks)	1,603	102,352
Umpqua Holdings Corp. (Banks)	8,015	153,888
United Bankshares, Inc. (Banks)	3,664	121,535
United Natural Foods, Inc.* (Food & Staples Retailing)	1,832	39,809
United States Steel Corp. (Metals & Mining)	6,412	170,110
United Therapeutics Corp.* (Biotechnology)	1,603	177,708
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	6,412	122,726
Urban Edge Properties (Equity Real Estate Investment Trusts)	4,122	84,460
Urban Outfitters, Inc.* (Specialty Retail)	2,748	108,436
Valley National Bancorp (Banks)	12,137	121,127
Valmont Industries, Inc. (Construction & Engineering)	916	113,868
Valvoline, Inc. (Chemicals)	6,870	136,850
Vectren Corp. (Multi-Utilities)	2,977	212,945
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,893	122,863
ViaSat, Inc.* (Communications Equipment)	2,061	131,409
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	4,809	88,005
Visteon Corp.* (Auto Components)	1,145	90,501
W.R. Berkley Corp. (Insurance)	3,435	260,717
Wabtec Corp. (Machinery)	3,206	262,956
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,977	83,832
Watsco, Inc. (Trading Companies & Distributors)	1,145	169,666
Webster Financial Corp. (Banks)	3,435	202,115
Weight Watchers International, Inc.* (Diversified Consumer Services)	1,374	90,821
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	4,351	122,350
Werner Enterprises, Inc. (Road & Rail)	1,603	51,601
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,748	291,068
WEX, Inc.* (IT Services)	1,603	282,064
Williams-Sonoma, Inc. (Specialty Retail)	2,977	176,774
Wintrust Financial Corp. (Banks)	2,061	156,925
Woodward, Inc. (Machinery)	2,061	151,772
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,519	80,608
World Wrestling Entertainment, Inc. - Class A (Entertainment)	1,603	116,362
Worthington Industries, Inc. (Metals & Mining)	1,374	57,543
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	14,427	231,408
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	3,664	131,464
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	3,664	180,599
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	2,061	342,744
TOTAL COMMON STOCKS (Cost $45,407,764)		59,800,792

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.5%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $17,955,052	$17,954,000	$17,954,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,954,000)		17,954,000

TOTAL INVESTMENT SECURITIES (Cost $63,361,764) - 101.6%		77,754,792
Net other assets (liabilities) - (1.6)%		(1,228,417)

NET ASSETS - 100.0%		$76,526,375

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $16,610,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	48	12/24/18	$8,764,320	$(1,041,486)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/18	2.66%	$28,787,486	$636,351
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/27/18	2.41%	6,732,009	60,201
				$35,519,495	$696,552

S&P MidCap 400	UBS AG	11/27/18	2.66%	$36,874,838	$741,456
SPDR S&P MidCap 400 ETF	UBS AG	11/27/18	2.51%	12,253,423	323,256
				$49,128,261	$1,064,712

				$84,647,756	$1,761,264

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$587,005	0.8%
Airlines	191,559	0.3%
Auto Components	546,051	0.7%
Automobiles	127,580	0.2%
Banks	4,511,886	5.8%
Beverages	70,369	0.1%
Biotechnology	326,991	0.4%
Building Products	386,172	0.5%
Capital Markets	1,738,907	2.3%
Chemicals	1,499,309	2.0%
Commercial Services & Supplies	761,805	1.0%
Communications Equipment	803,611	1.1%
Construction & Engineering	677,648	0.9%
Construction Materials	135,275	0.2%
Consumer Finance	258,339	0.3%
Containers & Packaging	779,280	1.0%
Distributors	200,261	0.3%
Diversified Consumer Services	661,341	0.9%
Electric Utilities	830,883	1.1%
Electrical Equipment	770,116	1.0%
Electronic Equipment, Instruments & Components	2,724,686	3.6%
Energy Equipment & Services	1,048,186	1.4%
Entertainment	541,681	0.7%
Equity Real Estate Investment Trusts	5,209,699	6.7%
Food & Staples Retailing	336,241	0.4%
Food Products	1,398,194	1.8%
Gas Utilities	1,328,663	1.7%
Health Care Equipment & Supplies	2,710,316	3.4%
Health Care Providers & Services	1,442,982	1.9%
Health Care Technology	221,255	0.3%
Hotels, Restaurants & Leisure	2,343,336	3.1%
Household Durables	1,056,107	1.4%
Household Products	121,125	0.2%
Industrial Conglomerates	199,072	0.3%
Insurance	2,787,644	3.4%
Interactive Media & Services	59,792	0.1%
IT Services	2,069,647	2.7%
Leisure Products	350,068	0.5%
Life Sciences Tools & Services	945,211	1.2%
Machinery	2,918,106	3.7%
Marine	148,268	0.2%
Media	679,672	0.9%
Metals & Mining	1,264,424	1.7%
Multiline Retail	275,620	0.4%
Multi-Utilities	606,788	0.8%
Oil, Gas & Consumable Fuels	1,873,451	2.4%
Paper & Forest Products	220,712	0.3%
Personal Products	243,610	0.3%
Pharmaceuticals	353,320	0.5%
Professional Services	493,087	0.6%
Real Estate Management & Development	299,353	0.4%
Road & Rail	992,722	1.3%
Semiconductors & Semiconductor Equipment	1,582,115	2.1%
Software	2,111,520	2.8%
Specialty Retail	1,357,883	1.8%
Technology Hardware, Storage & Peripherals	116,824	0.2%
Textiles, Apparel & Luxury Goods	436,859	0.6%
Thrifts & Mortgage Finance	301,137	0.4%
Trading Companies & Distributors	452,545	0.6%
Water Utilities	208,582	0.3%
Wireless Telecommunication Services	105,901	0.1%
Other **	16,725,583	21.9%
Total	$76,526,375	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNasdaq-100 ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (71.3%)
Activision Blizzard, Inc. (Entertainment)	30,051	$2,075,022
Adobe Systems, Inc.* (Software)	19,278	4,737,761
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,883	995,518
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,213	710,716
Alphabet, Inc.* - Class A (Interactive Media & Services)	11,718	12,779,416
Alphabet, Inc.* - Class C (Interactive Media & Services)	13,797	14,856,196
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	19,278	30,806,437
American Airlines Group, Inc. (Airlines)	18,144	636,492
Amgen, Inc. (Biotechnology)	25,515	4,919,036
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,742	1,234,053
Apple, Inc. (Technology Hardware, Storage & Peripherals)	190,701	41,736,821
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	38,745	1,273,936
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,835	488,641
Autodesk, Inc.* (Software)	8,694	1,123,700
Automatic Data Processing, Inc. (IT Services)	17,388	2,505,263
Baidu, Inc.*ADR (Interactive Media & Services)	11,151	2,119,359
Biogen, Inc.* (Biotechnology)	7,938	2,415,295
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,993	644,545
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,890	3,542,956
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	17,010	3,801,565
CA, Inc. (Software)	16,443	729,411
Cadence Design Systems, Inc.* (Software)	11,151	497,000
Celgene Corp.* (Biotechnology)	27,783	1,989,263
Cerner Corp.* (Health Care Technology)	13,041	746,988
Charter Communications, Inc.* - Class A (Media)	9,072	2,906,397
Check Point Software Technologies, Ltd.* (Software)	6,237	692,307
Cintas Corp. (Commercial Services & Supplies)	4,158	756,215
Cisco Systems, Inc. (Communications Equipment)	185,598	8,491,109
Citrix Systems, Inc.* (Software)	5,292	542,271
Cognizant Technology Solutions Corp. (IT Services)	22,869	1,578,647
Comcast Corp. - Class A (Media)	180,495	6,884,079
Costco Wholesale Corp. (Food & Staples Retailing)	17,388	3,975,418
CSX Corp. (Road & Rail)	33,831	2,329,603
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	18,333	610,122
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	8,694	301,073
Dollar Tree, Inc.* (Multiline Retail)	9,450	796,635
eBay, Inc.* (Internet & Direct Marketing Retail)	39,123	1,135,741
Electronic Arts, Inc.* (Entertainment)	12,096	1,100,494
Expedia, Inc. (Internet & Direct Marketing Retail)	5,481	687,482
Express Scripts Holding Co.* (Health Care Providers & Services)	22,113	2,144,298
Facebook, Inc.* - Class A (Interactive Media & Services)	95,256	14,458,908
Fastenal Co. (Trading Companies & Distributors)	11,340	582,989
Fiserv, Inc.* (IT Services)	16,065	1,273,955
Gilead Sciences, Inc. (Biotechnology)	51,219	3,492,111
Hasbro, Inc. (Leisure Products)	5,103	467,996
Henry Schein, Inc.* (Health Care Providers & Services)	6,048	501,984
Hologic, Inc.* (Health Care Equipment & Supplies)	10,773	420,039
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,402	721,632
Illumina, Inc.* (Life Sciences Tools & Services)	5,859	1,823,028
Incyte Corp.* (Biotechnology)	8,316	539,043
Intel Corp. (Semiconductors & Semiconductor Equipment)	182,007	8,532,488
Intuit, Inc. (Software)	10,206	2,153,466
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,536	2,364,073
J.B. Hunt Transport Services, Inc. (Road & Rail)	4,347	480,822
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	36,477	857,939
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	6,237	570,935
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,237	883,970
Liberty Global PLC* - Class A (Media)	8,127	208,295
Liberty Global PLC* - Class C (Media)	21,735	544,244
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	13,608	1,590,639
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	10,962	548,319
Mercadolibre, Inc. (Internet & Direct Marketing Retail)	1,701	551,975
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,261	609,189
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	45,738	1,725,237
Microsoft Corp. (Software)	302,778	32,339,719
Mondelez International, Inc. - Class A (Food Products)	57,834	2,427,871
Monster Beverage Corp.* (Beverages)	21,735	1,148,695
Mylan N.V.* (Pharmaceuticals)	20,412	637,875
Netease.com, Inc.ADR (Entertainment)	3,024	628,538
Netflix, Inc.* (Entertainment)	17,199	5,190,315
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	24,003	5,060,552
O’Reilly Automotive, Inc.* (Specialty Retail)	3,213	1,030,570
PACCAR, Inc. (Machinery)	13,797	789,326
Paychex, Inc. (IT Services)	14,175	928,321
PayPal Holdings, Inc.* (IT Services)	46,683	3,930,241
PepsiCo, Inc. (Beverages)	55,755	6,265,747
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	58,023	3,649,066
Qurate Retail Group, Inc.* - Class A (Internet & Direct Marketing Retail)	17,010	373,199

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,158	$1,410,560
Ross Stores, Inc. (Specialty Retail)	14,931	1,478,169
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	11,340	456,208
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,646	481,043
Sirius XM Holdings, Inc. (Media)	177,282	1,067,238
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,993	606,713
Starbucks Corp. (Hotels, Restaurants & Leisure)	53,298	3,105,675
Symantec Corp. (Software)	24,570	445,946
Synopsys, Inc.* (Software)	5,859	524,556
Take-Two Interactive Software, Inc.* (Entertainment)	4,536	584,554
Tesla Motors, Inc.* (Automobiles)	6,804	2,295,125
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	38,367	3,561,609
The Kraft Heinz Co. (Food Products)	48,195	2,649,279
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	33,453	2,293,203
Twenty-First Century Fox, Inc. - Class A (Entertainment)	41,580	1,892,722
Twenty-First Century Fox, Inc. - Class B (Entertainment)	31,563	1,426,016
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	2,268	622,611
Verisk Analytics, Inc.* - Class A (Professional Services)	6,426	770,092
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,017	1,697,481
Vodafone Group PLCADR (Wireless Telecommunication Services)	18,711	354,199
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	39,123	3,120,842
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	11,529	496,554
Workday, Inc.* - Class A (Software)	5,670	754,223
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	4,347	437,308
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	10,017	855,151
TOTAL COMMON STOCKS (Cost $142,275,773)		315,987,669

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.6%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $104,688,133	$104,682,000	$104,682,000
TOTAL REPURCHASE AGREEMENTS (Cost $104,682,000)		104,682,000

TOTAL INVESTMENT SECURITIES (Cost $246,957,773) - 94.9%		420,669,669
Net other assets (liabilities) - 5.1%		22,620,839

NET ASSETS - 100.0%		$443,290,508

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $56,171,000.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	739	12/24/18	$103,068,330	$521,307

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	11/27/18	2.76%	$166,690,411	$6,054,575
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	11/27/18	2.51%	95,488,552	4,013,288
				$262,178,963	$10,067,863

NASDAQ-100 Index	UBS AG	11/27/18	2.71%	$117,669,205	$4,473,287
PowerShares QQQ Trust, Series 1 ETF	UBS AG	11/27/18	2.71%	89,449,724	3,666,542
				$207,118,929	$8,139,829

				$469,297,892	$18,207,692

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraNasdaq-100 ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Airlines	$636,492	0.1%
Automobiles	2,295,125	0.5%
Beverages	7,414,442	1.7%
Biotechnology	18,583,896	4.2%
Commercial Services & Supplies	756,215	0.2%
Communications Equipment	8,491,109	1.9%
Entertainment	12,897,661	2.9%
Food & Staples Retailing	7,096,260	1.6%
Food Products	5,077,150	1.1%
Health Care Equipment & Supplies	4,517,533	1.0%
Health Care Providers & Services	2,646,282	0.6%
Health Care Technology	746,988	0.2%
Hotels, Restaurants & Leisure	5,133,622	1.2%
Interactive Media & Services	44,213,879	10.0%
Internet & Direct Marketing Retail	38,565,851	8.7%
IT Services	10,216,427	2.3%
Leisure Products	467,996	0.1%
Life Sciences Tools & Services	1,823,028	0.4%
Machinery	789,326	0.2%
Media	11,610,253	2.6%
Multiline Retail	796,635	0.2%
Pharmaceuticals	637,875	0.1%
Professional Services	770,092	0.2%
Road & Rail	2,810,424	0.6%
Semiconductors & Semiconductor Equipment	33,401,424	7.6%
Software	44,540,360	10.1%
Specialty Retail	3,131,350	0.7%
Technology Hardware, Storage & Peripherals	42,689,583	9.6%
Trading Companies & Distributors	582,989	0.1%
Wireless Telecommunication Services	2,647,402	0.6%
Other **	127,302,839	28.7%
Total	$443,290,508	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (114.2%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $4,859,285	$4,859,000	$4,859,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,859,000)		4,859,000

TOTAL INVESTMENT SECURITIES (Cost $4,859,000) - 114.2%		4,859,000
Net other assets (liabilities) - (14.2)%		(602,765)

NET ASSETS - 100.0%		$4,256,235

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $277,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/27/18	(1.21)%	$(4,488,735)	$(212,622)
BNY Mellon China Select ADR Index	UBS AG	11/27/18	(0.96)%	(4,062,517)	(259,731)
				$(8,551,252)	$(472,353)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (107.5%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $4,208,247	$4,208,000	$4,208,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,208,000)		4,208,000

TOTAL INVESTMENT SECURITIES (Cost $4,208,000) - 107.5%		4,208,000
Net other assets (liabilities) - (7.5)%		(293,968)

NET ASSETS - 100.0%		$3,914,032

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,240,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	5	12/24/18	$(627,100)	$23,816

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/18	(2.41)%	$(3,123,635)	$(83,271)
Dow Jones Industrial Average	UBS AG	11/27/18	(2.41)%	(4,060,208)	(121,948)
				$(7,183,843)	$(205,219)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (115.3%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $3,419,200	$3,419,000	$3,419,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,419,000)		3,419,000

TOTAL INVESTMENT SECURITIES (Cost $3,419,000) - 115.3%		3,419,000
Net other assets (liabilities) - (15.3)%		(452,749)

NET ASSETS - 100.0%		$2,966,251

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $203,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/27/18	(1.71)%	$(1,685,567)	$(59,564)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/27/18	(1.71)%	(4,241,183)	(205,046)
				$(5,926,750)	$(264,610)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (108.3%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $14,179,831	$14,179,000	$14,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,179,000)		14,179,000

TOTAL INVESTMENT SECURITIES (Cost $14,179,000) - 108.3%		14,179,000
Net other assets (liabilities) - (8.3)%		(1,089,246)

NET ASSETS - 100.0%		$13,089,754

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,120,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/18	(1.81)%	$(941,687)	$(18,749)
MSCI EAFE Index	UBS AG	11/27/18	(1.91)%	(25,332,929)	(552,874)
				$(26,274,616)	$(571,623)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (120.9%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $884,052	$884,000	$884,000
TOTAL REPURCHASE AGREEMENTS (Cost $884,000)		884,000

TOTAL INVESTMENT SECURITIES (Cost $884,000) - 120.9%		884,000
Net other assets (liabilities) - (20.9)%		(152,545)

NET ASSETS - 100.0%		$731,455

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	13	12/14/18	$(1,418,300)	$110,849

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/18	(2.41)%	$(47,662)	$(2,660)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (119.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $3,140,184	$3,140,000	$3,140,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,140,000)		3,140,000

TOTAL INVESTMENT SECURITIES (Cost $3,140,000) - 119.1%		3,140,000
Net other assets (liabilities) - (19.1)%		(502,799)

NET ASSETS - 100.0%		$2,637,201

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $259,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/27/18	(1.61)%	$(4,650,751)	$(151,058)
BNY Mellon Latin America 35 ADR Index	UBS AG	11/27/18	(1.71)%	(633,906)	(93,688)
				$(5,284,657)	$(244,746)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.1%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $1,701,100	$1,701,000	$1,701,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,701,000)		1,701,000

TOTAL INVESTMENT SECURITIES (Cost $1,701,000) - 94.1%		1,701,000
Net other assets (liabilities) - 5.9%		106,759

NET ASSETS - 100.0%		$1,807,759

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $803,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/24/18	$(182,590)	$21,668

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/18	(2.26)%	$(783,101)	$(14,691)
S&P MidCap 400	UBS AG	11/27/18	(2.21)%	(2,648,000)	(53,309)
				$(3,431,101)	$(68,000)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq-100 ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (91.0%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $13,855,812	$13,855,000	$13,855,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,855,000)		13,855,000

TOTAL INVESTMENT SECURITIES (Cost $13,855,000) - 91.0%		13,855,000
Net other assets (liabilities) - 9.0%		1,365,299

NET ASSETS - 100.0%		$15,220,299

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $3,727,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	42	12/24/18	$(5,857,740)	$(45,110)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	11/27/18	(2.51)%	$(11,947,185)	$(434,109)
NASDAQ-100 Index	UBS AG	11/27/18	(2.36)%	(16,167,937)	(401,389)
				$(28,115,122)	$(835,498)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (112.5%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $6,683,392	$6,683,000	$6,683,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,683,000)		6,683,000

TOTAL INVESTMENT SECURITIES (Cost $6,683,000) - 112.5%		6,683,000
Net other assets (liabilities) - (12.5)%		(742,484)

NET ASSETS - 100.0%		$5,940,516

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,045,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	31	12/24/18	$(2,345,305)	$18,294

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/18	(1.96)%	$(3,020,920)	$(68,121)
Russell 2000 Index	UBS AG	11/27/18	(1.71)%	(6,511,346)	(151,524)
				$(9,532,266)	$(219,645)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (55.4%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	804	$8,402
22nd Century Group, Inc.* (Tobacco)	3,886	9,404
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,876	22,662
8x8, Inc.* (Software)	1,474	25,338
A10 Networks, Inc.* (Software)	1,474	8,564
AAON, Inc. (Building Products)	670	23,108
AAR Corp. (Aerospace & Defense)	536	25,503
Aaron’s, Inc. (Specialty Retail)	1,072	50,523
Abeona Therapeutics, Inc.* (Biotechnology)	670	5,762
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,072	21,118
ABM Industries, Inc. (Commercial Services & Supplies)	1,072	32,964
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,020	7,397
Acacia Communications, Inc.* (Communications Equipment)	536	18,476
Acacia Research Corp.* (Professional Services)	1,876	6,153
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,608	31,324
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,340	37,306
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	536	8,008
Acceleron Pharma, Inc.* (Biotechnology)	670	34,016
ACCO Brands Corp. (Commercial Services & Supplies)	1,876	15,139
Accuray, Inc.* (Health Care Equipment & Supplies)	2,412	10,830
Achaogen, Inc.* (Biotechnology)	804	3,095
Achillion Pharmaceuticals, Inc.* (Biotechnology)	3,618	10,347
ACI Worldwide, Inc.* (Software)	1,742	43,707
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	670	7,966
Acorda Therapeutics, Inc.* (Biotechnology)	804	15,364
Actuant Corp. - Class A (Machinery)	1,072	25,567
Acushnet Holdings Corp. (Leisure Products)	670	16,368
Adtalem Global Education, Inc.* (Diversified Consumer Services)	938	47,491
ADTRAN, Inc. (Communications Equipment)	938	12,607
Aduro Biotech, Inc.* (Biotechnology)	1,474	6,250
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	1,206	32,671
Advanced Drainage Systems, Inc. (Building Products)	804	22,343
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	670	28,830
AdvanSix, Inc.* (Chemicals)	536	14,869
Adverum Biotechnologies, Inc.* (Biotechnology)	1,608	6,754
Aegion Corp.* (Construction & Engineering)	670	12,971
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	536	28,504
Aerohive Networks, Inc.* (Communications Equipment)	1,608	6,159
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,072	37,863
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	670	11,591
Agenus, Inc.* (Biotechnology)	3,082	4,900
Agree Realty Corp. (Equity Real Estate Investment Trusts)	536	30,697
AgroFresh Solutions, Inc.* (Chemicals)	1,072	6,121
Aimmune Therapeutics, Inc.* (Biotechnology)	804	21,370
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,072	21,011
Aircastle, Ltd. (Trading Companies & Distributors)	938	18,225
AK Steel Holding Corp.* (Metals & Mining)	5,360	19,832
Akebia Therapeutics, Inc.* (Biotechnology)	1,206	9,033
Akorn, Inc.* (Pharmaceuticals)	1,608	10,725
Alarm.com Holdings, Inc.* (Software)	536	23,841
Albany International Corp. - Class A (Machinery)	536	37,509
Alder Biopharmaceuticals, Inc.* (Biotechnology)	1,072	13,614
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,206	23,565
Allegheny Technologies, Inc.* (Metals & Mining)	1,876	48,570
ALLETE, Inc. (Electric Utilities)	804	59,496
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,814	33,515
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,010	6,332
Altair Engineering, Inc.* - Class A (Software)	536	20,443
Alteryx, Inc.* (Software)	536	28,403
Altra Industrial Motion Corp. (Machinery)	536	17,297
AMAG Pharmaceuticals, Inc.* (Biotechnology)	670	14,405
Ambac Financial Group, Inc.* (Insurance)	804	16,546
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	536	18,642
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	938	18,066
Amedisys, Inc.* (Health Care Providers & Services)	402	44,220
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	670	25,701
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,876	28,459
American Eagle Outfitters, Inc. (Specialty Retail)	2,412	55,621
American Equity Investment Life Holding Co. (Insurance)	1,340	41,835
American Outdoor Brands Corp.* (Leisure Products)	1,072	14,665
American Software, Inc. - Class A (Software)	670	7,712
American States Water Co. (Water Utilities)	536	32,814
American Vanguard Corp. (Chemicals)	670	10,787
Americold Realty Trust (Equity Real Estate Investment Trusts)	938	23,216
Ameris Bancorp (Banks)	670	28,736
Amicus Therapeutics, Inc.* (Biotechnology)	2,948	32,959
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,010	14,372
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	670	33,915

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,474	$27,195
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	804	14,432
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	4,020	1,849
AmTrust Financial Services, Inc. (Insurance)	1,876	26,902
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	1,206	8,985
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	670	13,688
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	536	35,210
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,752	11,218
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	2,278	9,932
Apellis Pharmaceuticals, Inc.* (Biotechnology)	670	9,373
Apogee Enterprises, Inc. (Building Products)	536	19,350
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,010	37,607
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	536	10,961
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	536	35,231
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,680	4,476
Apptio, Inc.* (Software)	536	13,882
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,742	10,347
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,206	14,568
Arbutus BioPharma Corp.* (Biotechnology)	1,206	5,113
ArcBest Corp. (Road & Rail)	402	14,922
Archrock, Inc. (Energy Equipment & Services)	2,144	21,997
Ardelyx, Inc.* (Biotechnology)	1,608	4,422
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	1,072	6,925
Arena Pharmaceuticals, Inc.* (Biotechnology)	804	28,671
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	670	9,695
Argo Group International Holdings, Ltd. (Insurance)	536	33,023
Arlington Asset Investment Corp. - Class A (Capital Markets)	804	6,762
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	938	14,051
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	804	17,511
ArQule, Inc.* (Biotechnology)	2,278	8,816
Array BioPharma, Inc.* (Biotechnology)	3,082	49,928
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,608	20,454
Artisan Partners Asset Management, Inc. (Capital Markets)	804	22,038
Ascena Retail Group, Inc.* (Specialty Retail)	3,484	13,413
ASGN, Inc.* (Professional Services)	804	53,932
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,876	9,661
Assertio Therapeutics, Inc.* (Pharmaceuticals)	1,474	7,156
AT Home Group, Inc.* (Specialty Retail)	536	14,654
Atara Biotherapeutics, Inc.* (Biotechnology)	670	22,894
Athenex, Inc.* (Biotechnology)	804	9,704
Athersys, Inc.* (Biotechnology)	4,020	7,517
Atkore International Group, Inc.* (Electrical Equipment)	804	15,485
Atlantic Capital Bancshares, Inc.* (Banks)	536	8,078
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	3,618	7,960
AtriCure, Inc.* (Health Care Equipment & Supplies)	670	21,313
Audentes Therapeutics, Inc.* (Biotechnology)	536	15,115
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	670	37,922
Avaya Holdings Corp.* - Class C (Software)	1,742	28,604
Aveo Phamaceuticals, Inc.* (Biotechnology)	3,484	8,536
Avid Bioservices, Inc.* (Biotechnology)	2,144	11,235
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,206	6,392
Avis Budget Group, Inc.* (Road & Rail)	1,072	30,144
Avista Corp. (Multi-Utilities)	938	48,232
AVX Corp. (Electronic Equipment, Instruments & Components)	938	15,646
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	670	11,564
AxoGen, Inc.* (Health Care Equipment & Supplies)	536	19,987
Axon Enterprise, Inc.* (Aerospace & Defense)	804	49,622
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	938	28,478
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	1,206	7,948
AZZ, Inc. (Electrical Equipment)	402	17,829
B&G Foods, Inc. - Class A (Food Products)	1,072	27,915
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	2,546	2,489
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	536	26,323
Balchem Corp. (Chemicals)	536	50,196
Banc of California, Inc. (Banks)	804	12,824
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	670	11,497
BancorpSouth Bank (Banks)	1,474	42,304
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	804	32,393
Banner Corp. (Banks)	536	30,992
Barnes & Noble Education, Inc.* (Specialty Retail)	1,206	6,886
Barnes & Noble, Inc. (Specialty Retail)	1,608	10,179
Barnes Group, Inc. (Machinery)	804	45,506
BBX Capital Corp. (Hotels, Restaurants & Leisure)	1,474	8,623
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,072	29,920
Beazer Homes USA, Inc.* (Household Durables)	804	7,083

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bed Bath & Beyond, Inc. (Specialty Retail)	2,144	$29,459
Belden, Inc. (Electronic Equipment, Instruments & Components)	670	36,214
Bellicum Pharmaceutials, Inc.* (Biotechnology)	1,206	4,908
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,608	27,529
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	804	17,551
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,206	18,850
Berkshire Hills Bancorp, Inc. (Banks)	670	22,358
Big Lots, Inc. (Multiline Retail)	670	27,818
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,144	15,694
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	536	19,323
BioScrip, Inc.* (Health Care Providers & Services)	3,484	9,337
BioTelemetry, Inc.* (Health Care Providers & Services)	536	31,142
BioTime, Inc.* (Biotechnology)	3,350	6,533
Black Hills Corp. (Multi-Utilities)	804	47,838
Blackbaud, Inc. (Software)	670	48,052
Blackline, Inc.* (Software)	536	24,860
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,608	54,255
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,340	26,733
Blucora, Inc.* (Capital Markets)	804	23,252
Blueprint Medicines Corp.* (Biotechnology)	670	40,716
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,206	20,188
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	804	25,189
Boise Cascade Co. (Paper & Forest Products)	670	20,629
Boston Private Financial Holdings, Inc. (Banks)	1,474	19,899
Bottomline Technologies, Inc.* (Software)	670	44,649
Box, Inc.* - Class A (Software)	2,010	36,180
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,340	35,590
Brady Corp. - Class A (Commercial Services & Supplies)	804	32,393
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	804	8,555
Briggs & Stratton Corp. (Machinery)	804	11,682
Brightcove, Inc.* (IT Services)	938	7,523
BrightSphere Investment Group PLC (Capital Markets)	1,474	16,804
Brinker International, Inc. (Hotels, Restaurants & Leisure)	670	29,045
Bristow Group, Inc.* (Energy Equipment & Services)	804	8,852
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,082	27,522
Brookline Bancorp, Inc. (Banks)	1,340	20,770
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,072	33,264
Builders FirstSource, Inc.* (Building Products)	1,876	23,225
C&J Energy Services, Inc.* (Energy Equipment & Services)	1,072	20,132
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	402	39,243
CACI International, Inc.* - Class A (IT Services)	402	71,740
Cactus, Inc.* - Class A (Energy Equipment & Services)	536	17,935
Cadence BanCorp (Banks)	804	17,736
CalAmp Corp.* (Communications Equipment)	670	13,360
Caleres, Inc. (Specialty Retail)	670	22,914
California Resources Corp.* (Oil, Gas & Consumable Fuels)	804	25,197
California Water Service Group (Water Utilities)	804	33,768
Calithera Biosciences, Inc.* (Biotechnology)	1,340	6,325
Calix, Inc.* (Communications Equipment)	1,206	8,804
Callaway Golf Co. (Leisure Products)	1,608	34,411
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,618	36,071
Cal-Maine Foods, Inc. (Food Products)	536	26,087
Cambrex Corp.* (Life Sciences Tools & Services)	536	28,563
Camping World Holdings, Inc. (Specialty Retail)	670	11,491
Cannae Holdings, Inc.* (Diversified Financial Services)	1,206	22,275
Capital Senior Living Corp.* (Health Care Providers & Services)	804	7,236
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,144	26,607
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,742	11,950
Cara Therapeutics, Inc.* (Biotechnology)	670	12,556
Carbonite, Inc.* (IT Services)	536	18,337
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	670	18,794
Cardtronics PLC* - Class A (IT Services)	670	18,197
CareDx, Inc.* (Biotechnology)	804	20,992
Career Education Corp.* (Diversified Consumer Services)	1,206	17,342
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,340	23,664
Cargurus, Inc.* (Interactive Media & Services)	804	35,714
Carpenter Technology Corp. (Metals & Mining)	670	29,219
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,206	21,961
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	804	10,581
Cars.com, Inc.* (Interactive Media & Services)	1,206	31,489
Carvana Co.* (Specialty Retail)	536	20,770
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	670	21,815
CASI Pharmaceuticals, Inc.* (Biotechnology)	1,474	4,835
Castle Brands, Inc.* (Beverages)	5,226	4,958
Castlight Health, Inc.* - Class B (Health Care Technology)	2,278	5,627
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,814	8,386
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,072	9,487

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cathay General Bancorp, Inc. (Banks)	1,206	$45,430
CBIZ, Inc.* (Professional Services)	938	20,805
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	3,216	10,613
CECO Environmental Corp.* (Commercial Services & Supplies)	1,206	8,973
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,278	8,588
CenterState Banks, Inc. (Banks)	1,340	32,937
Central European Media Enterprises, Ltd.* - Class A (Media)	2,412	8,153
Central Garden & Pet Co.* - Class A (Household Products)	670	19,866
Central Pacific Financial Corp. (Banks)	536	14,493
Century Aluminum Co.* (Metals & Mining)	938	7,448
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	938	5,853
Century Communities, Inc.* (Household Durables)	536	11,374
Cerus Corp.* (Health Care Equipment & Supplies)	2,412	16,160
ChannelAdvisor Corp.* (Software)	670	7,759
Chart Industries, Inc.* (Machinery)	536	36,475
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	804	15,678
Chegg, Inc.* (Diversified Consumer Services)	1,608	43,866
Chemical Financial Corp. (Banks)	1,072	50,234
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	938	27,568
Chico’s FAS, Inc. (Specialty Retail)	2,278	17,472
Chimerix, Inc.* (Biotechnology)	1,608	5,612
ChromaDex Corp.* (Life Sciences Tools & Services)	1,876	6,528
Ciena Corp.* (Communications Equipment)	2,144	67,020
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	938	13,310
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,072	40,136
Cision, Ltd.* (Software)	804	11,891
Citizens, Inc.* (Insurance)	1,340	10,532
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	938	10,337
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,484	7,700
Clear Channel Outdoor Holdings, Inc. (Media)	1,608	9,359
Clearside Biomedical, Inc.* (Pharmaceuticals)	804	4,358
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	536	10,409
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,206	23,650
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,690	50,464
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,412	4,125
Cloudera, Inc.* (Software)	1,742	23,970
Clovis Oncology, Inc.* (Biotechnology)	804	9,351
CNO Financial Group, Inc. (Insurance)	2,546	48,119
Codexis, Inc.* (Life Sciences Tools & Services)	1,072	16,691
Coeur Mining, Inc.* (Metals & Mining)	3,216	15,372
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	670	34,827
Coherus Biosciences, Inc.* (Biotechnology)	938	10,965
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	536	11,149
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	536	8,603
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	1,474	31,455
Columbia Banking System, Inc. (Banks)	1,072	39,760
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	938	14,145
Comfort Systems USA, Inc. (Construction & Engineering)	670	35,832
Commercial Metals Co. (Metals & Mining)	1,876	35,757
Commercial Vehicle Group, Inc.* (Machinery)	1,072	7,172
Community Bank System, Inc. (Banks)	804	46,946
Community Health Systems, Inc.* (Health Care Providers & Services)	2,278	7,198
CommVault Systems, Inc.* (Software)	670	39,007
Compass Minerals International, Inc. (Metals & Mining)	536	26,001
CONMED Corp. (Health Care Equipment & Supplies)	402	27,107
ConnectOne Bancorp, Inc. (Banks)	536	11,111
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	536	21,354
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,340	16,777
Continental Building Products, Inc.* (Building Products)	670	18,633
Control4 Corp.* (Electronic Equipment, Instruments & Components)	536	14,965
ConvergeOne Holdings, Inc. (IT Services)	804	7,493
Cooper Tire & Rubber Co. (Auto Components)	938	28,975
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,474	9,817
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,608	18,894
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,876	42,135
Core-Mark Holding Co., Inc. (Distributors)	804	30,882
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	804	13,161
Corium International, Inc.* (Pharmaceuticals)	938	11,866
Cornerstone OnDemand, Inc.* (Software)	804	39,597
Costamare, Inc. (Marine)	1,340	7,102
Coupa Software, Inc.* (Software)	804	52,123
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,298	52,337
Covanta Holding Corp. (Commercial Services & Supplies)	1,876	27,558
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	670	3,873
Cowen Group, Inc.* - Class A (Capital Markets)	670	9,916
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	804	18,243
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,474	57,221

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,206	$24,771
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	938	8,283
CryoLife, Inc.* (Health Care Equipment & Supplies)	670	20,757
CryoPort, Inc.* (Health Care Equipment & Supplies)	670	7,437
CSG Systems International, Inc. (IT Services)	536	18,814
CTI BioPharma Corp.* (Biotechnology)	1,742	2,996
CTS Corp. (Electronic Equipment, Instruments & Components)	536	14,306
Cubic Corp. (Aerospace & Defense)	402	26,375
Customers Bancorp, Inc.* (Banks)	536	10,983
CVB Financial Corp. (Banks)	1,608	35,135
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,206	12,723
Cytokinetics, Inc.* (Biotechnology)	1,206	8,068
Cytomx Therapeutics, Inc.* (Biotechnology)	670	9,554
CytoSorbents Corp.* (Health Care Equipment & Supplies)	804	8,040
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,072	7,836
Dana Holding Corp. (Auto Components)	2,278	35,468
Darling Ingredients, Inc.* (Food Products)	2,546	52,599
Daseke, Inc.* (Road & Rail)	1,072	6,518
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	670	39,899
Dean Foods Co. (Food Products)	1,742	13,919
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	536	68,163
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	804	8,764
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,206	44,284
Deluxe Corp. (Commercial Services & Supplies)	670	31,631
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	7,236	24,964
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,206	20,924
Dermira, Inc.* (Pharmaceuticals)	938	11,772
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,278	11,458
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,206	17,101
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,216	33,607
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	938	12,344
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,474	5,749
Digi International, Inc.* (Communications Equipment)	670	7,772
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	670	10,800
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	670	20,227
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	938	18,610
Donnelley Financial Solutions, Inc.* (Capital Markets)	804	12,502
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	938	7,457
Dorman Products, Inc.* (Auto Components)	402	31,762
Dril-Quip, Inc.* (Energy Equipment & Services)	670	28,515
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	1,474	7,871
DSW, Inc. - Class A (Specialty Retail)	1,206	32,019
Durect Corp.* (Pharmaceuticals)	4,556	4,556
Dycom Industries, Inc.* (Construction & Engineering)	536	36,384
Dynavax Technologies Corp.* (Biotechnology)	1,206	11,927
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,474	8,534
Eagle Bancorp, Inc.* (Banks)	536	26,355
Eagle Bulk Shipping, Inc.* (Marine)	1,474	7,355
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	938	17,043
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	536	51,343
Ebix, Inc. (Software)	402	23,039
Echo Global Logistics, Inc.* (Air Freight & Logistics)	536	13,781
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	4,154	4,736
Edgewell Personal Care Co.* (Personal Products)	804	38,576
Editas Medicine, Inc.* (Biotechnology)	804	20,365
El Paso Electric Co. (Electric Utilities)	670	38,224
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,072	39,128
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	670	19,430
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	804	24,481
Ellie Mae, Inc.* (Software)	536	35,526
EMCOR Group, Inc. (Construction & Engineering)	804	57,068
Emerald Expositions Events, Inc. (Media)	536	7,836
Emergent BioSolutions, Inc.* (Biotechnology)	670	40,997
Employers Holdings, Inc. (Insurance)	536	24,635
Encore Capital Group, Inc.* (Consumer Finance)	536	13,620
Endo International PLC* (Pharmaceuticals)	3,618	61,290
Endocyte, Inc.* (Pharmaceuticals)	1,206	28,522
Endologix, Inc.* (Health Care Equipment & Supplies)	2,010	2,452
Endurance International Group Holdings, Inc.* (IT Services)	1,474	14,548
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3,350	11,290
Energy Recovery, Inc.* (Machinery)	1,072	8,040
EnerSys (Electrical Equipment)	670	53,311
Ennis, Inc. (Commercial Services & Supplies)	536	10,377
Enova International, Inc.* (Consumer Finance)	536	12,676
Enphase Energy, Inc.* (Electrical Equipment)	2,010	9,125
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,144	56,902

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Entercom Communications Corp. - Class A (Media)	2,412	$15,654
Entravision Communications Corp. - Class A (Media)	1,876	9,267
Envestnet, Inc.* (Software)	670	34,853
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	1,474	4,894
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	2,278	4,100
Epizyme, Inc.* (Biotechnology)	1,072	8,630
Eros International PLC* (Entertainment)	804	8,024
ESCO Technologies, Inc. (Machinery)	402	24,610
Essendant, Inc. (Commercial Services & Supplies)	938	11,950
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,474	58,105
Esterline Technologies Corp.* (Aerospace & Defense)	402	47,179
Ethan Allen Interiors, Inc. (Household Durables)	536	10,259
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,742	74,069
Everbridge, Inc.* (Software)	402	20,434
Everi Holdings, Inc.* (IT Services)	1,474	10,613
EVERTEC, Inc. (IT Services)	1,072	27,958
Evolent Health, Inc.* (Health Care Technology)	1,206	26,773
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	804	8,281
Evoqua Water Technologies Corp.* (Machinery)	1,340	12,864
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	938	10,637
Exela Technologies, Inc.* - Class I (IT Services)	1,608	9,809
ExlService Holdings, Inc.* (IT Services)	536	34,358
Exponent, Inc. (Professional Services)	804	40,570
Express, Inc.* (Specialty Retail)	1,474	12,986
Exterran Corp.* (Energy Equipment & Services)	670	13,996
Extreme Networks, Inc.* (Communications Equipment)	2,144	11,899
EZCORP, Inc.* - Class A (Consumer Finance)	1,072	10,656
Fabrinet* (Electronic Equipment, Instruments & Components)	670	29,024
Farmers National Banc Corp. (Banks)	670	8,777
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	938	6,425
Fate Therapeutics, Inc.* (Biotechnology)	1,072	13,357
FCB Financial Holdings, Inc.* - Class A (Banks)	670	26,217
Federal Signal Corp. (Machinery)	1,072	23,573
Federated Investors, Inc. - Class B (Capital Markets)	1,608	39,669
Ferro Corp.* (Chemicals)	1,340	22,700
FGL Holdings* (Diversified Financial Services)	2,546	20,113
FibroGen, Inc.* (Biotechnology)	1,072	45,957
Finisar Corp.* (Communications Equipment)	1,876	31,310
First Bancorp (Banks)	536	19,773
First BanCorp.* (Banks)	3,618	33,394
First Busey Corp. (Banks)	804	22,448
First Commonwealth Financial Corp. (Banks)	1,742	23,517
First Financial Bancorp (Banks)	1,474	38,575
First Financial Bankshares, Inc. (Banks)	938	55,333
First Foundation, Inc.* (Banks)	670	10,861
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,876	57,594
First Interstate Bancsys (Banks)	536	22,223
First Merchants Corp. (Banks)	804	33,454
First Midwest Bancorp, Inc. (Banks)	1,608	36,920
First of Long Island Corp. (The) (Banks)	536	10,833
FirstCash, Inc. (Consumer Finance)	670	53,868
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	3,618	17,113
Five Below, Inc.* (Specialty Retail)	804	91,512
Five Prime Therapeutics, Inc.* (Biotechnology)	804	9,761
Five9, Inc.* (Software)	938	36,920
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	536	16,503
Flexion Therapeutics, Inc.* (Biotechnology)	670	9,072
Flotek Industries, Inc.* (Chemicals)	2,278	4,123
Fluent, Inc.* (Media)	2,144	5,188
Fluidigm Corp.* (Life Sciences Tools & Services)	1,340	9,648
Flushing Financial Corp. (Banks)	536	12,162
ForeScout Technologies, Inc.* (Software)	536	14,761
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,340	16,402
Fortress Biotech, Inc.* (Biotechnology)	2,010	1,675
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,608	14,408
Forward Air Corp. (Air Freight & Logistics)	536	32,154
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	804	17,455
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,072	27,958
Fox Factory Holding Corp.* (Auto Components)	670	35,999
Francesca’s Holdings Corp.* (Specialty Retail)	1,072	3,259
Franklin Electric Co., Inc. (Machinery)	804	34,106
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,010	13,990
Frank’s International N.V.* (Energy Equipment & Services)	1,742	12,368
Fresh Del Monte Produce, Inc. (Food Products)	536	17,704
Freshpet, Inc.* (Food Products)	536	20,422
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	1,072	9,937
Frontier Communications Corp. (Diversified Telecommunication Services)	1,876	9,024
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	1,876	13,413
FTI Consulting, Inc.* (Professional Services)	536	37,043
FuelCell Energy, Inc.* (Electrical Equipment)	4,690	3,964
Fulton Financial Corp. (Banks)	2,680	42,907
FutureFuel Corp. (Chemicals)	670	10,988
GAIN Capital Holdings, Inc. (Capital Markets)	1,072	8,190

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GameStop Corp. - Class A (Specialty Retail)	1,742	$25,433
Gannett Co., Inc. (Media)	2,010	19,497
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	804	16,450
GATX Corp. (Trading Companies & Distributors)	536	40,163
GCP Applied Technologies, Inc.* (Chemicals)	1,206	31,320
Generac Holdings, Inc.* (Electrical Equipment)	938	47,585
Genesis Healthcare, Inc.* (Health Care Providers & Services)	2,680	4,127
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	1,340	7,142
Gentherm, Inc.* (Auto Components)	670	29,239
Genworth Financial, Inc.* - Class A (Insurance)	8,040	34,411
Geron Corp.* (Biotechnology)	3,618	5,536
Getty Realty Corp. (Equity Real Estate Investment Trusts)	670	17,976
Gibraltar Industries, Inc.* (Building Products)	536	19,103
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	670	26,706
Glacier Bancorp, Inc. (Banks)	1,340	56,816
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	670	12,723
Glaukos Corp.* (Health Care Equipment & Supplies)	536	31,056
Global Blood Therapeutics, Inc.* (Biotechnology)	804	28,212
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,206	24,422
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,072	56,655
Glu Mobile, Inc.* (Entertainment)	2,278	16,060
Glycomimetics, Inc.* (Biotechnology)	804	10,114
Gms, Inc.* (Trading Companies & Distributors)	670	11,015
GNC Holdings, Inc.* - Class A (Specialty Retail)	2,278	8,383
Gogo, Inc.* (Wireless Telecommunication Services)	1,742	9,964
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,474	39,474
Gold Resource Corp. (Metals & Mining)	1,474	6,382
GoPro, Inc.* - Class A (Household Durables)	2,278	14,966
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,742	15,382
Granite Construction, Inc. (Construction & Engineering)	670	30,632
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	804	14,962
Gray Television, Inc.* (Media)	1,474	25,515
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,742	10,121
Great Western Bancorp, Inc. (Banks)	938	34,378
Green Brick Partners, Inc.* (Household Durables)	804	7,558
Green Dot Corp.* - Class A (Consumer Finance)	670	50,746
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	804	13,700
Greenlight Capital Re, Ltd.* - Class A (Insurance)	804	9,318
Greif, Inc. - Class A (Containers & Packaging)	402	19,015
Griffon Corp. (Building Products)	670	8,120
Groupon, Inc.* (Internet & Direct Marketing Retail)	7,236	23,662
GTT Communications, Inc.* (IT Services)	536	19,242
Guaranty BanCorp (Banks)	536	13,947
GUESS?, Inc. (Specialty Retail)	1,072	22,769
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,814	25,636
H&E Equipment Services, Inc. (Trading Companies & Distributors)	536	12,912
H.B. Fuller Co. (Chemicals)	804	35,746
Haemonetics Corp.* (Health Care Equipment & Supplies)	804	83,993
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	3,082	10,232
Halozyme Therapeutics, Inc.* (Biotechnology)	2,010	31,215
Hancock Holding Co. (Banks)	1,340	56,226
Hanmi Financial Corp. (Banks)	670	14,057
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	938	19,464
Harmonic, Inc.* (Communications Equipment)	2,278	12,552
Harsco Corp.* (Machinery)	1,340	36,810
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	1,474	5,837
Hawaiian Holdings, Inc. (Airlines)	804	27,826
HC2 Holdings, Inc.* (Construction & Engineering)	1,474	7,665
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,876	52,265
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,206	48,952
HealthEquity, Inc.* (Health Care Providers & Services)	804	73,808
HealthStream, Inc. (Health Care Technology)	536	14,102
Heartland Express, Inc. (Road & Rail)	938	18,263
Heartland Financial USA, Inc. (Banks)	536	28,483
Hecla Mining Co. (Metals & Mining)	6,834	16,402
Helen of Troy, Ltd.* (Household Durables)	402	49,897
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,680	22,834
Heritage Commerce Corp. (Banks)	804	11,666
Heritage Financial Corp. (Banks)	670	21,922
Herman Miller, Inc. (Commercial Services & Supplies)	938	30,907
Heron Therapeutics, Inc.* (Biotechnology)	1,072	29,759
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	670	11,765
Hertz Global Holdings, Inc.* (Road & Rail)	1,072	14,740
HFF, Inc. - Class A (Real Estate Management & Development)	670	24,623
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	2,278	8,474
Hillenbrand, Inc. (Machinery)	938	44,930
Hilltop Holdings, Inc. (Banks)	1,206	23,999

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HMS Holdings Corp.* (Health Care Technology)	1,340	$38,619
HNI Corp. (Commercial Services & Supplies)	670	25,386
Home BancShares, Inc. (Banks)	2,412	45,924
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	536	13,925
Hope Bancorp, Inc. (Banks)	2,010	29,105
Horace Mann Educators Corp. (Insurance)	670	26,318
Horizon BanCorp, Inc. (Banks)	804	13,475
Horizon Pharma PLC* (Pharmaceuticals)	2,546	46,364
Hortonworks, Inc.* (Software)	1,206	21,539
Hostess Brands, Inc.* (Food Products)	1,742	18,117
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,010	13,467
Houlihan Lokey, Inc. (Capital Markets)	536	22,072
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	4,288	6,260
Hub Group, Inc.* - Class A (Air Freight & Logistics)	536	24,560
Hubspot, Inc.* (Software)	536	72,708
Hudson, Ltd.* - Class A (Specialty Retail)	804	16,997
IBERIABANK Corp. (Banks)	804	59,889
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	536	9,514
IDACORP, Inc. (Electric Utilities)	804	74,981
Idera Pharmaceuticals, Inc.* (Biotechnology)	670	4,469
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	938	34,922
IMAX Corp.* (Entertainment)	938	18,160
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	670	6,707
Immune Design Corp.* (Biotechnology)	1,608	2,316
ImmunoGen, Inc.* (Biotechnology)	2,144	11,642
Immunomedics, Inc.* (Biotechnology)	2,010	45,285
Imperva, Inc.* (Software)	536	29,668
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,742	6,985
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,742	17,263
Independent Bank Corp. (Banks)	402	31,537
Infinera Corp.* (Communications Equipment)	2,546	14,105
Information Services Group, Inc.* (IT Services)	1,608	6,609
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	804	16,900
Ingevity Corp.* (Chemicals)	670	61,023
InnerWorkings, Inc.* (Professional Services)	1,206	8,671
Innospec, Inc. (Chemicals)	402	26,902
Innoviva, Inc.* (Pharmaceuticals)	1,340	18,706
Inovalon Holdings, Inc.* (Health Care Technology)	1,474	13,870
Inovio Pharmaceuticals, Inc.* (Biotechnology)	2,278	11,231
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	804	25,728
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	536	27,706
Insmed, Inc.* (Biotechnology)	1,206	17,608
Insperity, Inc. (Professional Services)	536	58,881
Instructure, Inc.* (Software)	536	20,014
Insys Therapeutics, Inc.* (Biotechnology)	938	8,001
Integer Holdings Corp.* (Health Care Equipment & Supplies)	536	39,916
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,010	94,088
Intellia Therapeutics, Inc.* (Biotechnology)	670	11,377
Intelsat S.A.* (Diversified Telecommunication Services)	804	20,952
InterDigital, Inc. (Communications Equipment)	536	38,029
Interface, Inc. (Commercial Services & Supplies)	1,072	17,463
International Bancshares Corp. (Banks)	938	36,301
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	402	15,079
Intersect ENT, Inc.* (Pharmaceuticals)	536	15,040
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	938	15,927
Intrepid Potash, Inc.* (Chemicals)	2,412	9,527
Intrexon Corp.* (Biotechnology)	1,206	13,941
Invacare Corp. (Health Care Equipment & Supplies)	670	8,656
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,876	28,290
Investment Technology Group, Inc. (Capital Markets)	670	18,412
Investors Bancorp, Inc. (Banks)	3,886	43,445
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	2,412	13,097
Invitae Corp.* (Biotechnology)	1,474	20,916
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,474	13,384
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,608	31,854
iRobot Corp.* (Household Durables)	402	35,444
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,144	28,086
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	1,340	14,070
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	1,340	5,789
Itron, Inc.* (Electronic Equipment, Instruments & Components)	536	27,947
J.C. Penney Co., Inc.* (Multiline Retail)	6,164	9,061
j2 Global, Inc. (Software)	670	48,803
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	402	31,730
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,340	16,509
James River Group Holdings, Ltd. (Insurance)	536	20,636
Jeld-Wen Holding, Inc.* (Building Products)	1,206	19,610
John Bean Technologies Corp. (Machinery)	536	55,728
K12, Inc.* (Diversified Consumer Services)	804	17,214
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	804	22,014
Kadmon Holdings, Inc.* (Biotechnology)	2,278	5,399
Kaman Corp. - Class A (Trading Companies & Distributors)	402	25,535
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,340	46,900
Karyopharm Therapeutics, Inc.* (Biotechnology)	938	9,887

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KB Home (Household Durables)	1,340	$26,760
KBR, Inc. (Construction & Engineering)	2,278	45,059
Keane Group, Inc.* (Energy Equipment & Services)	1,072	13,475
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,742	22,541
Kelly Services, Inc. - Class A (Professional Services)	670	15,738
KEMET Corp. (Electronic Equipment, Instruments & Components)	938	20,430
Kemper Corp. (Insurance)	670	50,377
Kennametal, Inc. (Machinery)	1,206	42,753
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,010	38,149
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	2,278	6,333
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	670	12,328
Kimball International, Inc. - Class B (Commercial Services & Supplies)	804	13,234
Kindred Biosciences, Inc.* (Biotechnology)	804	11,690
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,474	23,348
Knoll, Inc. (Commercial Services & Supplies)	938	18,619
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,474	23,849
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,412	5,379
Korn/Ferry International (Professional Services)	804	36,293
Kraton Performance Polymers, Inc.* (Chemicals)	536	14,761
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,608	20,148
Kura Oncology, Inc.* (Biotechnology)	670	7,283
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,474	24,822
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	2,680	7,424
Lakeland Bancorp, Inc. (Banks)	804	13,242
Lakeland Financial Corp. (Banks)	402	17,298
Landec Corp.* (Food Products)	670	9,172
Lannett Co., Inc.* (Pharmaceuticals)	804	2,943
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	804	11,232
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,680	14,043
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,742	57,504
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,412	14,496
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	938	13,967
La-Z-Boy, Inc. (Household Durables)	804	22,351
LCI Industries (Auto Components)	402	27,879
LegacyTexas Financial Group, Inc. (Banks)	804	30,978
LendingClub Corp.* (Consumer Finance)	5,628	18,178
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	938	7,345
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,484	27,071
LHC Group, Inc.* (Health Care Providers & Services)	536	49,007
Liberty Braves Group* - Class C (Entertainment)	670	17,353
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	804	34,910
Liberty Latin America, Ltd.* - Class A (Media)	804	14,456
Liberty Latin America, Ltd.* - Class C (Media)	1,876	33,787
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	1,340	19,323
LifePoint Health, Inc.* (Health Care Providers & Services)	536	34,765
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,608	4,342
Limelight Networks, Inc.* (IT Services)	2,412	9,720
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	1,072	6,368
LivaNova PLC* (Health Care Equipment & Supplies)	670	75,032
Live Oak Bancshares, Inc. (Banks)	536	9,862
LivePerson, Inc.* (Software)	938	21,199
LiveRamp Holdings, Inc.* (IT Services)	1,206	55,090
LiveXLive Media, Inc.* (Entertainment)	938	2,776
Louisiana-Pacific Corp. (Paper & Forest Products)	2,278	49,592
Loxo Oncology, Inc.* (Biotechnology)	402	61,368
LSC Communications, Inc. (Commercial Services & Supplies)	804	7,582
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	670	28,656
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	536	6,411
Lumentum Holdings, Inc.* (Communications Equipment)	938	51,262
Luminex Corp. (Life Sciences Tools & Services)	670	19,276
M.D.C. Holdings, Inc. (Household Durables)	804	22,592
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	804	11,312
M/I Homes, Inc.* (Household Durables)	536	12,955
Macatawa Bank Corp. (Banks)	804	8,723
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,474	29,922
MacroGenics, Inc.* (Biotechnology)	804	13,234
Magellan Health, Inc.* (Health Care Providers & Services)	402	26,154
Maiden Holdings, Ltd. (Insurance)	1,474	5,174
Mallinckrodt PLC* (Pharmaceuticals)	1,340	33,580
MannKind Corp.* (Biotechnology)	4,422	8,092
ManTech International Corp. - Class A (IT Services)	402	23,027
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,206	5,644
Marrone Bio Innovations, Inc.* (Chemicals)	3,618	5,427
Marten Transport, Ltd. (Road & Rail)	804	15,485
Masonite International Corp.* (Building Products)	402	22,267
MasTec, Inc.* (Construction & Engineering)	938	40,812
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,608	46,375
Matrix Service Co.* (Energy Equipment & Services)	670	13,621

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Matson, Inc. (Marine)	670	$23,504
Matthews International Corp. - Class A (Commercial Services & Supplies)	536	22,308
Maxar Technologies, Ltd. (Aerospace & Defense)	938	13,986
MAXIMUS, Inc. (IT Services)	938	60,941
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,206	23,408
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,340	3,940
MB Financial, Inc. (Banks)	1,206	53,534
MBIA, Inc.* (Insurance)	1,742	17,246
McDermott International, Inc.* (Energy Equipment & Services)	2,680	20,716
McGrath RentCorp (Commercial Services & Supplies)	402	21,463
MDC Partners, Inc.* - Class A (Media)	1,742	4,303
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	804	6,649
MediciNova, Inc.* (Biotechnology)	1,072	10,463
Medidata Solutions, Inc.* (Health Care Technology)	804	56,521
Mercury Systems, Inc.* (Aerospace & Defense)	804	37,675
Meredith Corp. (Media)	670	34,545
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	938	14,858
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	804	13,033
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	804	45,924
Meritage Homes Corp.* (Household Durables)	670	24,958
Meritor, Inc.* (Machinery)	1,340	22,767
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	670	19,832
MGE Energy, Inc. (Electric Utilities)	536	33,489
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	5,628	68,719
Milacron Holdings Corp.* (Machinery)	1,206	16,884
MiMedx Group, Inc.* (Biotechnology)	2,278	13,258
Mindbody, Inc.* (Software)	670	21,333
Minerals Technologies, Inc. (Chemicals)	536	29,346
Minerva Neurosciences, Inc.* (Biotechnology)	938	10,290
Miragen Therapeutics, Inc.* (Biotechnology)	1,072	4,631
Mitek System, Inc.* (Software)	938	8,601
Mobile Mini, Inc. (Commercial Services & Supplies)	670	27,550
MobileIron, Inc.* (Software)	2,010	9,718
Model N, Inc.* (Software)	670	10,291
Modine Manufacturing Co.* (Auto Components)	938	12,203
Moelis & Co. (Capital Markets)	670	27,041
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,340	16,763
MoneyGram International, Inc.* (IT Services)	1,072	4,545
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,340	20,046
Monotype Imaging Holdings, Inc. (Software)	804	14,094
Monro Muffler Brake, Inc. (Specialty Retail)	536	39,878
Moog, Inc. - Class A (Aerospace & Defense)	536	38,351
Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	536	7,767
MRC Global, Inc.* (Trading Companies & Distributors)	1,340	21,212
MSA Safety, Inc. (Commercial Services & Supplies)	536	55,981
MSG Networks, Inc.* - Class A (Media)	1,072	27,390
Mueller Industries, Inc. (Machinery)	938	22,840
Mueller Water Products, Inc. - Class A (Machinery)	2,546	26,122
Murphy USA, Inc.* (Specialty Retail)	536	43,218
Myers Industries, Inc. (Containers & Packaging)	670	10,626
Myokardia, Inc.* (Pharmaceuticals)	536	28,376
Myriad Genetics, Inc.* (Biotechnology)	1,072	48,272
Nantkwest, Inc.* (Biotechnology)	2,144	4,674
Natera, Inc.* (Biotechnology)	804	17,656
National Bank Holdings Corp. (Banks)	536	18,095
National CineMedia, Inc. (Media)	1,608	14,392
National General Holdings Corp. (Insurance)	1,072	29,866
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	670	49,218
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	804	21,411
National Vision Holdings, Inc.* (Specialty Retail)	536	22,206
Natus Medical, Inc.* (Health Care Equipment & Supplies)	536	16,016
Nautilus, Inc.* (Leisure Products)	670	8,194
Navigant Consulting, Inc. (Professional Services)	804	17,366
Navistar International Corp.* (Machinery)	804	26,926
NBT Bancorp, Inc. (Banks)	670	24,448
NCI Building Systems, Inc.* (Building Products)	804	9,849
Neogen Corp.* (Health Care Equipment & Supplies)	804	48,819
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,072	19,768
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	1,206	9,648
Neos Therapeutics, Inc.* (Pharmaceuticals)	1,072	3,355
NETGEAR, Inc.* (Communications Equipment)	536	29,737
NetScout Systems, Inc.* (Communications Equipment)	1,340	33,848
Nevro Corp.* (Health Care Equipment & Supplies)	402	19,602
New Jersey Resources Corp. (Gas Utilities)	1,340	60,434
New Media Investment Group, Inc. (Media)	1,072	15,062
New Relic, Inc.* (Software)	670	59,798
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,608	9,198
New York & Co., Inc.* (Specialty Retail)	1,474	5,837
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,278	13,987
NewLink Genetics Corp.* (Biotechnology)	1,340	2,533
Newpark Resources, Inc.* (Energy Equipment & Services)	1,742	14,302
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	938	9,802

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nexstar Broadcasting Group, Inc. - Class A (Media)	670	$50,176
NextGen Healthcare, Inc.* (Health Care Technology)	938	13,854
NIC, Inc. (IT Services)	1,206	16,052
NII Holdings, Inc.* (Wireless Telecommunication Services)	2,546	15,836
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,206	25,495
NN, Inc. (Machinery)	670	7,772
Noble Corp. PLC* (Energy Equipment & Services)	4,422	22,198
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	3,752	9,718
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,350	9,849
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	938	12,353
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	938	12,588
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,608	25,953
Northwest Natural Holding Co. (Gas Utilities)	536	34,727
NorthWestern Corp. (Multi-Utilities)	804	47,243
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	536	31,201
Novavax, Inc.* (Biotechnology)	8,442	14,858
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,206	39,967
NOW, Inc.* (Trading Companies & Distributors)	1,876	24,088
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	536	19,060
NuVasive, Inc.* (Health Care Equipment & Supplies)	804	45,161
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,072	30,423
Nymox Pharmaceutical Corp.* (Biotechnology)	1,876	3,283
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,154	41,789
Ocean RIG Udw, Inc.* (Energy Equipment & Services)	938	28,412
Oceaneering International, Inc.* (Energy Equipment & Services)	1,608	30,456
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	804	20,357
Oclaro, Inc.* (Communications Equipment)	2,948	24,233
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,072	5,317
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	2,680	9,380
Office Depot, Inc. (Specialty Retail)	9,380	24,013
OFG Bancorp (Banks)	938	16,030
Oil States International, Inc.* (Energy Equipment & Services)	938	20,889
Old National Bancorp (Banks)	2,412	43,054
Old Second Bancorp, Inc. (Banks)	670	9,527
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	804	74,692
Omeros Corp.* (Pharmaceuticals)	938	14,323
Omnicell, Inc.* (Health Care Technology)	670	47,369
OMNOVA Solutions, Inc.* (Chemicals)	1,072	7,922
On Deck Capital, Inc.* (Diversified Financial Services)	1,340	9,246
ONE Gas, Inc. (Gas Utilities)	804	63,444
OneSpan, Inc.* (Software)	670	9,832
OPKO Health, Inc.* (Biotechnology)	5,494	18,570
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,072	14,901
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,474	14,047
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,340	8,764
Organovo Holdings, Inc.* (Biotechnology)	4,824	4,872
Orion Marine Group, Inc.* (Construction & Engineering)	938	4,427
Oritani Financial Corp. (Thrifts & Mortgage Finance)	804	11,746
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	670	34,283
Otter Tail Corp. (Electric Utilities)	670	30,197
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,010	6,311
Owens & Minor, Inc. (Health Care Providers & Services)	1,072	8,469
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	670	10,325
P.H. Glatfelter Co. (Paper & Forest Products)	804	14,392
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,948	13,119
Pacific Premier Bancorp, Inc.* (Banks)	804	23,501
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	670	32,756
Palatin Technologies, Inc.* (Biotechnology)	7,772	6,993
Pandora Media, Inc.* (Entertainment)	4,154	35,309
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	670	11,846
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	938	6,988
Party City Holdco, Inc.* (Specialty Retail)	804	8,418
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	1,340	24,013
Patterson Cos., Inc. (Health Care Providers & Services)	1,340	30,257
Paylocity Holding Corp.* (Software)	536	35,263
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	938	39,818
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	804	6,432
PDL BioPharma, Inc.* (Biotechnology)	4,020	10,010
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,206	42,753
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,072	36,137
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,608	39,042
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,340	11,993
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,072	20,700
Perficient, Inc.* (IT Services)	670	16,763
Performance Food Group Co.* (Food & Staples Retailing)	1,608	47,146
Perspecta, Inc. (IT Services)	2,278	55,788

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PGT, Inc.* (Building Products)	938	$19,004
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,474	14,357
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,814	46,656
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,010	36,220
Pier 1 Imports, Inc. (Specialty Retail)	2,680	4,261
Pieris Pharmaceuticals, Inc.* (Biotechnology)	1,608	6,625
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,144	6,368
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,082	20,403
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	1,340	65,780
Plantronics, Inc. (Communications Equipment)	536	31,608
Plexus Corp.* (Electronic Equipment, Instruments & Components)	536	31,302
Plug Power, Inc.* (Electrical Equipment)	5,360	9,916
PNM Resources, Inc. (Electric Utilities)	1,206	46,322
PolyOne Corp. (Chemicals)	1,206	38,966
Portland General Electric Co. (Electric Utilities)	1,340	60,407
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,072	21,108
Potlatch Corp. (Equity Real Estate Investment Trusts)	938	34,003
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	402	22,641
PQ Group Holdings, Inc.* (Chemicals)	804	12,904
PRA Group, Inc.* (Consumer Finance)	804	24,795
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	804	13,547
Presidio, Inc. (IT Services)	804	10,774
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	804	29,073
Primerica, Inc. (Insurance)	670	73,527
Primo Water Corp.* (Beverages)	670	11,169
Primoris Services Corp. (Construction & Engineering)	804	17,021
ProAssurance Corp. (Insurance)	938	41,197
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,608	8,056
Progress Software Corp. (Software)	804	25,841
ProPetro Holding Corp.* (Energy Equipment & Services)	1,340	23,651
PROS Holdings, Inc.* (Software)	536	17,645
Proteostasis Therapeutics, Inc.* (Biotechnology)	2,010	12,482
Prothena Corp. PLC* (Biotechnology)	938	11,631
Proto Labs, Inc.* (Machinery)	402	48,019
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,072	26,157
PTC Therapeutics, Inc.* (Biotechnology)	804	30,970
Puma Biotechnology, Inc.* (Biotechnology)	536	19,859
Q2 Holdings, Inc.* (Software)	536	28,531
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	804	30,809
Quad/Graphics, Inc. (Commercial Services & Supplies)	670	10,338
Qualys, Inc.* (Software)	536	38,185
Quanex Building Products Corp. (Building Products)	804	11,915
Quantenna Communications, Inc.* (Communications Equipment)	804	14,440
Quidel Corp.* (Health Care Equipment & Supplies)	536	34,497
QuinStreet, Inc.* (Interactive Media & Services)	938	14,914
Quorum Health Corp.* (Health Care Providers & Services)	1,340	5,333
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,474	18,970
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,608	9,439
R1 RCM, Inc.* (Health Care Providers & Services)	2,010	17,025
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,350	64,288
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,742	9,476
Radius Health, Inc.* (Biotechnology)	670	10,606
RadNet, Inc.* (Health Care Providers & Services)	938	13,882
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,876	16,340
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,474	19,575
Rapid7, Inc.* (Software)	670	24,281
Raven Industries, Inc. (Industrial Conglomerates)	670	29,132
Rayonier Advanced Materials, Inc. (Chemicals)	1,072	13,271
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	1,072	24,806
Redfin Corp.* (Real Estate Management & Development)	1,206	18,633
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,340	22,003
Regenxbio, Inc.* (Biotechnology)	536	35,735
Regis Corp.* (Diversified Consumer Services)	804	13,539
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	1,340	3,042
Renasant Corp. (Banks)	804	28,044
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	804	24,988
Rent-A-Center, Inc.* (Specialty Retail)	938	13,367
Repligen Corp.* (Biotechnology)	670	36,327
Republic First Bancorp, Inc.* (Banks)	1,206	8,141
Resources Connection, Inc. (Professional Services)	670	10,934
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,742	30,642
Retrophin, Inc.* (Biotechnology)	670	17,192
REV Group, Inc. (Machinery)	670	7,310
Revance Therapeutics, Inc.* (Pharmaceuticals)	670	14,586
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,340	42,438
Rexnord Corp.* (Machinery)	1,608	43,110
Ribbon Communications, Inc.* (Communications Equipment)	1,474	10,023
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,752	10,768

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,206	$8,599
Rite Aid Corp.* (Food & Staples Retailing)	17,152	20,582
RLI Corp. (Insurance)	670	49,533
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,680	52,099
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,608	6,561
Roku, Inc.* (Household Durables)	670	37,252
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,144	34,112
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,876	8,592
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	536	11,143
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	536	18,969
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	536	14,488
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	670	51,985
S&T Bancorp, Inc. (Banks)	536	21,499
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,680	58,023
Safe Bulkers, Inc.* (Marine)	2,010	5,085
Saia, Inc.* (Road & Rail)	402	25,270
SailPoint Technologies Holding, Inc.* (Software)	670	17,447
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,010	35,798
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	2,278	3,781
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	670	5,997
Sandy Spring Bancorp, Inc. (Banks)	536	19,055
Sangamo BioSciences, Inc.* (Biotechnology)	1,742	22,071
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,072	27,122
Savara, Inc.* (Biotechnology)	804	7,236
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	402	15,630
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	536	14,418
Scholastic Corp. (Media)	536	23,252
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	536	17,109
Science Applications International Corp. (IT Services)	670	46,572
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	804	17,897
Scorpio Bulkers, Inc. (Marine)	1,474	9,375
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	5,762	10,314
Seacoast Banking Corp. of Florida* (Banks)	804	21,153
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	938	24,501
Select Energy Services, Inc.* (Energy Equipment & Services)	938	8,967
Select Income REIT (Equity Real Estate Investment Trusts)	1,072	20,272
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,742	28,882
Selective Insurance Group, Inc. (Insurance)	938	60,829
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,340	24,777
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	938	42,154
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,876	6,960
Sensient Technologies Corp. (Chemicals)	670	43,456
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	536	20,379
ServiceSource International, Inc.* (IT Services)	2,278	3,030
ServisFirst Bancshares, Inc. (Banks)	804	28,928
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	402	21,262
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	804	30,569
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,474	18,425
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	536	26,800
SIGA Technologies, Inc.* (Pharmaceuticals)	1,474	7,119
Signet Jewelers, Ltd. (Specialty Retail)	938	52,575
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	670	54,625
Simmons First National Corp. - Class A (Banks)	1,474	39,474
Simply Good Foods Co. (The)* (Food Products)	1,206	22,866
Simpson Manufacturing Co., Inc. (Building Products)	670	38,244
Sinclair Broadcast Group, Inc. - Class A (Media)	1,206	34,540
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	670	45,588
SkyWest, Inc. (Airlines)	804	46,061
Sleep Number Corp.* (Specialty Retail)	670	24,368
Solaris Oilfield Infrastructure, Inc.* (Energy Equipment & Services)	670	8,844
Sonic Corp. (Hotels, Restaurants & Leisure)	670	28,998
Sorrento Therapeutics, Inc.* (Biotechnology)	2,010	6,412
Sotheby’s* - Class A (Diversified Consumer Services)	670	28,140
South Jersey Industries, Inc. (Gas Utilities)	1,340	39,584
South State Corp. (Banks)	536	36,271
Southside Bancshares, Inc. (Banks)	536	16,980
Southwest Gas Corp. (Gas Utilities)	670	51,771
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	9,112	48,658
Spark Therapeutics, Inc.* (Biotechnology)	536	24,115
Spartan Motors, Inc. (Machinery)	804	5,411
SpartanNash Co. (Food & Staples Retailing)	670	11,960
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,608	19,135
Spire, Inc. (Gas Utilities)	804	58,354
Spirit Airlines, Inc.* (Airlines)	1,072	55,637
Spirit MTA REIT (Equity Real Estate Investment Trusts)	1,072	11,481
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	1,340	6,740

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SPX Corp.* (Machinery)	670	$19,644
SPX FLOW, Inc.* (Machinery)	670	22,934
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,886	27,513
STAAR Surgical Co.* (Health Care Equipment & Supplies)	670	26,874
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,474	39,002
State Bank Financial Corp. (Banks)	670	17,132
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,474	24,468
Stemline Therapeutics, Inc.* (Biotechnology)	670	10,037
Sterling Construction Co., Inc.* (Construction & Engineering)	670	7,611
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,340	41,902
Stifel Financial Corp. (Capital Markets)	1,072	49,011
Stoneridge, Inc.* (Auto Components)	536	13,620
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	938	17,878
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,742	20,068
Summit Materials, Inc.* - Class A (Construction Materials)	1,742	23,517
Sun Hydraulics Corp. (Machinery)	536	24,870
SunCoke Energy, Inc.* (Metals & Mining)	1,206	13,507
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,474	8,859
Sunrun, Inc.* (Electrical Equipment)	1,608	19,714
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,484	50,413
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,680	20,984
Superior Industries International, Inc. (Auto Components)	536	5,269
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	804	38,239
Sykes Enterprises, Inc.* (IT Services)	670	20,549
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	536	20,121
Syneos Health, Inc.* (Life Sciences Tools & Services)	938	42,801
Synergy Pharmaceuticals, Inc.* (Biotechnology)	5,896	2,457
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	402	31,199
Syros Pharmaceuticals, Inc.* (Biotechnology)	804	5,290
T2 Biosystems, Inc.* (Biotechnology)	938	4,925
Tahoe Resources, Inc.* (Metals & Mining)	5,360	12,703
Tailored Brands, Inc. (Specialty Retail)	804	16,892
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	804	30,238
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,474	32,811
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,742	28,813
Team, Inc.* (Commercial Services & Supplies)	670	13,333
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	536	37,873
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,608	10,661
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	6,566	7,288
TEGNA, Inc. (Media)	3,484	40,205
Teladoc, Inc.* (Health Care Technology)	938	65,041
Telaria, Inc.* (Software)	1,742	5,104
Telenav, Inc.* (Software)	1,206	5,138
Teligent, Inc.* (Pharmaceuticals)	1,876	6,022
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,608	12,864
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,340	34,478
Tenneco, Inc. (Auto Components)	804	27,682
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	1,474	16,612
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	938	35,109
Tetra Tech, Inc. (Commercial Services & Supplies)	804	53,096
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,814	8,358
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,876	3,846
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,072	64,812
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	670	7,859
TG Therapeutics, Inc.* (Biotechnology)	1,206	5,487
The Andersons, Inc. (Food & Staples Retailing)	536	19,296
The Bancorp, Inc.* (Banks)	1,206	12,663
The Brink’s Co. (Commercial Services & Supplies)	804	53,321
The Buckle, Inc. (Specialty Retail)	536	10,934
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	670	32,388
The E.W. Scripps Co. - Class A (Media)	938	15,777
The Ensign Group, Inc. (Health Care Providers & Services)	804	29,780
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,876	41,478
The Greenbrier Cos., Inc. (Machinery)	536	25,433
The Hackett Group, Inc. (IT Services)	670	13,715
The KEYW Holding Corp.* (Aerospace & Defense)	1,206	9,443
The Manitowoc Co., Inc.* (Machinery)	670	12,248
The Medicines Co.* (Pharmaceuticals)	1,072	24,935
The Meet Group, Inc.* (Interactive Media & Services)	2,144	9,455
The New York Times Co. - Class A (Media)	2,010	53,063
The St Joe Co.* (Real Estate Management & Development)	804	12,213
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,082	15,071
Theravance Biopharma, Inc.* (Pharmaceuticals)	804	19,513
Thermon Group Holdings, Inc.* (Electrical Equipment)	670	14,459
Third Point Reinsurance, Ltd.* (Insurance)	1,474	16,302
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	804	17,423
Tile Shop Holdings, Inc. (Specialty Retail)	1,206	7,839
TimkenSteel Corp.* (Metals & Mining)	804	9,351

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tiptree Financial, Inc. - Class A (Insurance)	1,072	$6,314
Titan International, Inc. (Machinery)	1,072	7,568
Tivity Health, Inc.* (Health Care Providers & Services)	670	23,055
TiVo Corp. (Software)	2,010	22,110
TopBuild Corp.* (Household Durables)	536	24,452
TowneBank (Banks)	1,072	30,155
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	670	13,279
Trade Desk, Inc. (The)* (Software)	536	66,223
TransEnterix, Inc.* (Health Care Equipment & Supplies)	3,350	10,955
Travelport Worldwide, Ltd. (IT Services)	2,010	30,070
Tredegar Corp. (Chemicals)	536	9,970
Trex Co., Inc.* (Building Products)	938	57,499
TRI Pointe Group, Inc.* (Household Durables)	2,412	28,703
TriMas Corp.* (Machinery)	804	23,678
TriNet Group, Inc.* (Professional Services)	670	31,483
Trinseo SA (Chemicals)	670	36,100
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	938	30,175
Triumph Group, Inc. (Aerospace & Defense)	938	17,119
Tronox, Ltd. - Class A (Chemicals)	1,608	18,412
TrueBlue, Inc.* (Professional Services)	804	18,757
TrueCar, Inc.* (Interactive Media & Services)	1,742	19,824
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,876	14,051
Trustmark Corp. (Banks)	1,072	33,018
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,608	18,814
Tupperware Brands Corp. (Household Durables)	804	28,220
Tutor Perini Corp.* (Construction & Engineering)	804	12,462
Tyme Technologies, Inc.* (Biotechnology)	1,876	4,202
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,206	16,884
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	804	8,458
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,422	5,306
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	670	32,462
UMB Financial Corp. (Banks)	670	42,780
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	804	11,521
Union Bankshares Corp. (Banks)	1,072	36,598
Unisys Corp.* (IT Services)	1,072	19,736
Unit Corp.* (Energy Equipment & Services)	938	21,696
United Bankshares, Inc. (Banks)	1,474	48,893
United Community Banks, Inc. (Banks)	1,206	29,993
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,072	9,809
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	938	14,492
United Natural Foods, Inc.* (Food & Staples Retailing)	804	17,471
Universal Corp. (Tobacco)	402	27,280
Universal Forest Products, Inc. (Building Products)	938	26,517
Universal Insurance Holdings, Inc. (Insurance)	536	22,501
Univest Corp. of Pennsylvania (Banks)	536	13,379
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,092	6,772
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,742	35,694
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	670	13,340
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,072	6,218
Valhi, Inc. (Chemicals)	1,206	2,508
Valley National Bancorp (Banks)	4,824	48,144
Vanda Pharmaceuticals, Inc.* (Biotechnology)	938	17,794
Varex Imaging Corp.* (Health Care Equipment & Supplies)	670	17,393
Varonis Systems, Inc.* (Software)	402	24,550
Vector Group, Ltd. (Tobacco)	1,608	21,740
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	938	8,920
Veracyte, Inc.* (Biotechnology)	804	11,939
Verastem, Inc.* (Biotechnology)	1,340	6,794
Vericel Corp.* (Biotechnology)	938	10,459
Verint Systems, Inc.* (Software)	938	42,838
Verso Corp.* - Class A (Paper & Forest Products)	670	18,834
ViaSat, Inc.* (Communications Equipment)	804	51,263
Viavi Solutions, Inc.* (Communications Equipment)	3,618	41,716
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,340	11,591
Viking Therapeutics, Inc.* (Biotechnology)	1,072	14,579
VirnetX Holding Corp.* (Software)	2,144	7,075
Virtusa Corp.* (IT Services)	536	26,580
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,010	36,782
Vista Outdoor, Inc.* (Leisure Products)	1,072	13,400
Vital Therapies, Inc.* (Biotechnology)	1,206	370
Vivint Solar, Inc.* (Electrical Equipment)	1,340	6,955
Vocera Communications, Inc.* (Health Care Technology)	536	18,605
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,484	46,198
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	2,010	13,547
Wabash National Corp. (Machinery)	1,072	16,187
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,340	25,554
WageWorks, Inc.* (Professional Services)	670	26,673
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	402	16,868
Warrior Met Coal, Inc. (Metals & Mining)	670	18,760
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,340	37,734
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,216	20,582
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,206	33,611
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	670	10,948

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Watts Water Technologies, Inc. - Class A (Machinery)	402	$28,160
Weight Watchers International, Inc.* (Diversified Consumer Services)	536	35,430
Werner Enterprises, Inc. (Road & Rail)	804	25,881
WesBanco, Inc. (Banks)	670	26,867
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,206	12,277
Westamerica Bancorp (Banks)	402	23,400
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	938	9,352
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	804	8,072
Whitestone REIT (Equity Real Estate Investment Trusts)	938	12,625
WideOpenWest, Inc.* (Media)	938	9,136
Wildhorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	536	11,369
William Lyon Homes* - Class A (Household Durables)	670	9,085
Willscot Corp.* (Construction & Engineering)	804	11,931
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	1,340	5,521
Wingstop, Inc. (Hotels, Restaurants & Leisure)	536	33,564
Winnebago Industries, Inc. (Automobiles)	536	14,772
WisdomTree Investments, Inc. (Capital Markets)	2,144	16,659
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,474	51,841
Woodward, Inc. (Machinery)	804	59,208
Workiva, Inc.* (Software)	536	18,272
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,206	38,592
World Wrestling Entertainment, Inc. - Class A (Entertainment)	670	48,635
Worthington Industries, Inc. (Metals & Mining)	670	28,060
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,608	43,384
WSFS Financial Corp. (Thrifts & Mortgage Finance)	536	22,796
Xencor, Inc.* (Biotechnology)	804	26,307
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,742	35,798
XO Group, Inc.* (Interactive Media & Services)	536	18,551
Xperi Corp. (Semiconductors & Semiconductor Equipment)	938	12,194
Yelp, Inc.* (Interactive Media & Services)	1,206	51,640
Yext, Inc.* (Software)	1,340	25,755
YRC Worldwide, Inc.* (Road & Rail)	938	7,748
ZAGG, Inc.* (Household Durables)	670	8,114
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,144	2,401
ZIOPHARM Oncology, Inc.* (Biotechnology)	3,350	6,633
ZixCorp.* (Software)	1,608	10,838
Zogenix, Inc.* (Pharmaceuticals)	536	22,383
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	2,948	5,071
TOTAL COMMON STOCKS (Cost $19,784,562)		27,705,005
Contingent Right (NM)
A. Schulman, Inc.*+^(a) (Chemicals)	536	1,072
TOTAL CONTINGENT RIGHT (Cost $1,072)		1,072

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+^ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(b)(c) (43.8%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $21,926,285	$21,925,000	$21,925,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,925,000)		21,925,000

TOTAL INVESTMENT SECURITIES (Cost $41,710,634) - 99.2%		49,631,077
Net other assets (liabilities) - 0.8%		375,947

NET ASSETS - 100.0%		$50,007,024

*         Non-income producing security.

+         These securities were fair valued based on procedures approved by the Board of Trustees.  As of October 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

^         The Advisor has deemed these securities to be illiquid.  As of October 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)      No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(b)      The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $9,313,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	12/24/18	$(378,275)	$8,498

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	11/27/18	2.26%	$18,222,657	$405,812
Russell 2000 Index	Goldman Sachs International	11/27/18	2.46%	29,253,709	658,865
				$47,476,366	$1,064,677

iShares Russell 2000 ETF	UBS AG	11/27/18	2.01%	$16,854,383	$772,621
Russell 2000 Index	UBS AG	11/27/18	2.21%	7,701,149	824,305
				$24,555,532	$1,596,926

				$72,031,898	$2,661,603

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$335,541	0.7%
Air Freight & Logistics	100,982	0.2%
Airlines	129,524	0.3%
Auto Components	276,555	0.6%
Automobiles	14,772	NM
Banks	2,318,896	4.5%
Beverages	16,127	NM
Biotechnology	1,852,599	3.7%
Building Products	338,787	0.7%
Capital Markets	305,306	0.6%
Chemicals	518,418	1.0%
Commercial Services & Supplies	699,314	1.4%
Communications Equipment	530,223	1.1%
Construction & Engineering	329,996	0.7%
Construction Materials	23,517	NM
Consumer Finance	184,539	0.4%
Containers & Packaging	29,641	0.1%
Distributors	30,882	0.1%
Diversified Consumer Services	230,456	0.4%
Diversified Financial Services	63,131	0.1%
Diversified Telecommunication Services	192,510	0.4%
Electric Utilities	343,116	0.7%
Electrical Equipment	200,832	0.4%
Electronic Equipment, Instruments & Components	640,284	1.3%
Energy Equipment & Services	502,929	1.0%
Entertainment	164,383	0.3%
Equity Real Estate Investment Trusts	2,001,425	4.0%
Food & Staples Retailing	116,455	0.2%
Food Products	208,801	0.4%
Gas Utilities	308,314	0.6%
Health Care Equipment & Supplies	1,032,617	2.1%
Health Care Providers & Services	577,446	1.2%
Health Care Technology	333,896	0.7%
Hotels, Restaurants & Leisure	674,887	1.3%
Household Durables	417,096	0.8%
Household Products	19,866	NM
Independent Power and Renewable Electricity Producers	116,927	0.2%
Industrial Conglomerates	29,132	0.1%
Insurance	665,141	1.3%
Interactive Media & Services	200,910	0.4%
Internet & Direct Marketing Retail	215,283	0.4%
IT Services	678,193	1.4%
Leisure Products	87,038	0.2%
Life Sciences Tools & Services	175,133	0.4%
Machinery	931,713	1.9%
Marine	52,421	0.1%
Media	470,553	0.9%
Metals & Mining	352,246	0.7%
Mortgage Real Estate Investment Trusts	393,358	0.8%
Multiline Retail	111,571	0.2%
Multi-Utilities	143,313	0.3%
Oil, Gas & Consumable Fuels	919,677	1.8%
Paper & Forest Products	167,456	0.3%
Personal Products	38,576	0.1%
Pharmaceuticals	685,935	1.4%
Professional Services	383,299	0.8%
Real Estate Management & Development	93,618	0.2%
Road & Rail	158,971	0.3%
Semiconductors & Semiconductor Equipment	775,717	1.6%
Software	1,456,809	2.9%
Specialty Retail	810,613	1.6%
Technology Hardware, Storage & Peripherals	108,330	0.2%
Textiles, Apparel & Luxury Goods	230,838	0.5%
Thrifts & Mortgage Finance	631,797	1.3%
Tobacco	58,424	0.1%
Trading Companies & Distributors	350,882	0.7%
Water Utilities	66,582	0.1%
Wireless Telecommunication Services	81,558	0.2%
Other **	22,300,947	44.6%
Total	$50,007,024	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund  :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund (unaudited)

	Shares	Value
Common Stocks (71.6%)
ALLETE, Inc. (Electric Utilities)	478	$35,372
Alliant Energy Corp. (Electric Utilities)	2,177	93,567
Ameren Corp. (Multi-Utilities)	2,272	146,726
American Electric Power Co., Inc. (Electric Utilities)	4,590	336,722
American Water Works Co., Inc. (Water Utilities)	1,681	148,819
Aqua America, Inc. (Water Utilities)	1,656	53,870
Atmos Energy Corp. (Gas Utilities)	1,035	96,338
Avangrid, Inc. (Electric Utilities)	518	24,351
Avista Corp. (Multi-Utilities)	612	31,469
Black Hills Corp. (Multi-Utilities)	499	29,691
CenterPoint Energy, Inc. (Multi-Utilities)	4,583	123,787
CMS Energy Corp. (Multi-Utilities)	2,637	130,584
Consolidated Edison, Inc. (Multi-Utilities)	2,897	220,172
Dominion Resources, Inc. (Multi-Utilities)	6,076	433,947
DTE Energy Co. (Multi-Utilities)	1,693	190,293
Duke Energy Corp. (Electric Utilities)	6,632	548,002
Edison International (Electric Utilities)	3,033	210,460
El Paso Electric Co. (Electric Utilities)	379	21,622
Entergy Corp. (Electric Utilities)	1,684	141,372
Evergy, Inc. (Electric Utilities)	2,530	141,655
Eversource Energy (Electric Utilities)	2,951	186,680
Exelon Corp. (Electric Utilities)	8,985	393,633
FirstEnergy Corp. (Electric Utilities)	4,525	168,692
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,014	37,822
IDACORP, Inc. (Electric Utilities)	469	43,739
MDU Resources Group, Inc. (Multi-Utilities)	1,825	45,552
National Fuel Gas Co. (Gas Utilities)	800	43,432
New Jersey Resources Corp. (Gas Utilities)	822	37,072
NextEra Energy, Inc. (Electric Utilities)	4,391	757,449
NiSource, Inc. (Multi-Utilities)	3,380	85,717
NorthWestern Corp. (Multi-Utilities)	468	27,500
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	2,825	102,237
ONE Gas, Inc. (Gas Utilities)	489	38,587
PG&E Corp.* (Electric Utilities)	4,815	225,390
Pinnacle West Capital Corp. (Electric Utilities)	1,042	85,705
PNM Resources, Inc. (Electric Utilities)	741	28,462
Portland General Electric Co. (Electric Utilities)	831	37,461
PPL Corp. (Electric Utilities)	6,514	198,026
Public Service Enterprise Group, Inc. (Multi-Utilities)	4,705	251,388
SCANA Corp. (Multi-Utilities)	1,328	53,186
Sempra Energy (Multi-Utilities)	2,546	280,366
South Jersey Industries, Inc. (Gas Utilities)	796	23,514
Southwest Gas Corp. (Gas Utilities)	457	35,312
Spire, Inc. (Gas Utilities)	472	34,258
The AES Corp. (Independent Power and Renewable Electricity Producers)	6,161	89,827
The Southern Co. (Electric Utilities)	9,442	425,173
UGI Corp. (Gas Utilities)	1,619	85,904
Vectren Corp. (Multi-Utilities)	774	55,364
Vistra Energy Corp.* (Independent Power and Renewable Electricity Producers)	3,767	85,247
WEC Energy Group, Inc. (Multi-Utilities)	2,937	200,891
Xcel Energy, Inc. (Electric Utilities)	4,740	232,307
TOTAL COMMON STOCKS (Cost $4,034,821)		7,554,712

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.3%)
Repurchase Agreements with various counterparties, rates 2.07%-2.14%, dated 10/31/18, due 11/1/18, total to be received $2,557,150	$2,557,000	$2,557,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,557,000)		2,557,000

TOTAL INVESTMENT SECURITIES (Cost $6,591,821) - 95.9%		10,111,712
Net other assets (liabilities) - 4.1%		428,777

NET ASSETS - 100.0%		$10,540,489

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2018, the aggregate amount held in a segregated account was $1,426,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	11/23/18	2.71%	$4,465,446	$(35,893)
Dow Jones U.S. Utilities Index	UBS AG	11/23/18	2.56%	3,758,751	(33,645)
				$8,224,197	$(69,538)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Utilities UltraSector ProFund invested in the following industries as of October 31, 2018:

	Value	% of Net Assets
Electric Utilities	$4,373,662	41.5%
Gas Utilities	394,417	3.7%
Independent Power and Renewable Electricity Producers	277,311	2.6%
Multi-Utilities	2,306,633	21.9%
Water Utilities	202,689	1.9%
Other **	2,985,777	28.4%
Total	$10,540,489	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the following portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	NASDAQ-100 ProFund
Large-Cap Growth ProFund	Small-Cap ProFund
Large-Cap Value ProFund	Small-Cap Growth ProFund
Mid-Cap ProFund	Small-Cap Value ProFund
Mid-Cap Growth ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNASDAQ-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short NASDAQ-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort NASDAQ-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment & Services UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Goods UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Services UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Telecommunications UltraSector ProFund
Internet UltraSector ProFund	Utilities UltraSector ProFund
Mobile Telecommunications UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of October 31, 2018, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 2.08%, dated 10/31/18, due 11/1/18(1)	NatWest Markets Securities Inc., 2.12%, dated 10/31/18, due 11/1/18(3)	RBC Capital Markets, LLC, 2.07%, dated 10/31/18, due 11/1/18(2)	Societe Generale, 2.14%, dated 10/31/18, due 11/1/18(4)	UMB Bank, N.A., 2.07%, dated 10/31/18, due 11/1/18(5)
Banks UltraSector ProFund	$579,000	$415,000	$579,000	$1,160,000	$20,000
Basic Materials UltraSector ProFund	239,000	170,000	239,000	479,000	11,000
Bear ProFund	2,864,000	2,050,000	2,864,000	5,729,000	74,000
Biotechnology UltraSector ProFund	11,868,000	8,501,000	11,868,000	23,739,000	289,000
Bull ProFund	3,929,000	2,813,000	3,929,000	7,858,000	98,000
Consumer Goods UltraSector ProFund	284,000	204,000	284,000	570,000	13,000
Consumer Services UltraSector ProFund	5,576,000	3,994,000	5,576,000	11,154,000	137,000
Falling U.S. Dollar ProFund	1,417,000	1,014,000	1,417,000	2,835,000	39,000
Financials UltraSector ProFund	581,000	415,000	581,000	1,163,000	20,000
Health Care UltraSector ProFund	4,182,000	2,996,000	4,182,000	8,366,000	106,000
Industrials UltraSector ProFund	1,382,000	989,000	1,382,000	2,765,000	40,000
Internet UltraSector ProFund	12,327,000	8,830,000	12,327,000	24,655,000	296,000
Large-Cap Growth ProFund	29,000	21,000	29,000	58,000	2,000
Mid-Cap ProFund	1,067,000	764,000	1,067,000	2,135,000	29,000
Mobile Telecommunications UltraSector ProFund	539,000	386,000	539,000	1,080,000	19,000
Nasdaq-100 ProFund	4,057,000	2,906,000	4,057,000	8,116,000	103,000
Oil & Gas UltraSector ProFund	1,218,000	872,000	1,218,000	2,438,000	35,000
Oil Equipment & Services UltraSector ProFund	350,000	250,000	350,000	702,000	15,000
Pharmaceuticals UltraSector ProFund	429,000	307,000	429,000	860,000	18,000
Precious Metals UltraSector ProFund	1,062,000	760,000	1,062,000	2,125,000	32,000
Real Estate UltraSector ProFund	325,000	233,000	325,000	653,000	14,000
Rising Rates Opportunity ProFund	7,324,000	5,247,000	7,324,000	14,649,000	178,000
Rising Rates Opportunity 10 ProFund	3,606,000	2,583,000	3,606,000	7,214,000	92,000
Rising U.S. Dollar ProFund	5,925,000	4,244,000	5,925,000	11,851,000	144,000
Semiconductor UltraSector ProFund	2,638,000	1,889,000	2,638,000	5,277,000	67,000
Short Nasdaq-100 ProFund	767,000	549,000	767,000	1,534,000	22,000
Short Oil & Gas ProFund	468,000	335,000	468,000	936,000	14,000

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

Fund Name	HSBC Securities (USA), Inc., 2.08%, dated 10/31/18, due 11/1/18(1)	NatWest Markets Securities Inc., 2.12%, dated 10/31/18, due 11/1/18(3)	RBC Capital Markets, LLC, 2.07%, dated 10/31/18, due 11/1/18(2)	Societe Generale, 2.14%, dated 10/31/18, due 11/1/18(4)	UMB Bank, N.A., 2.07%, dated 10/31/18, due 11/1/18(5)
Short Precious Metals ProFund	$1,190,000	$852,000	$1,190,000	$2,382,000	$35,000
Short Real Estate ProFund	473,000	339,000	473,000	949,000	21,000
Short Small-Cap ProFund	392,000	280,000	392,000	786,000	17,000
Small-Cap ProFund	4,455,000	3,191,000	4,455,000	8,911,000	109,000
Small-Cap Growth ProFund	2,000	2,000	2,000	5,000	3,000
Small-Cap Value ProFund	1,000	1,000	1,000	3,000	2,000
Technology UltraSector ProFund	3,498,000	2,505,000	3,498,000	6,997,000	90,000
Telecommunications UltraSector ProFund	99,000	71,000	99,000	200,000	12,000
U.S. Government Plus ProFund	3,432,000	2,459,000	3,432,000	6,865,000	88,000
UltraBear ProFund	2,962,000	2,122,000	2,962,000	5,926,000	77,000
UltraBull ProFund	7,168,000	5,134,000	7,168,000	14,337,000	174,000
UltraChina ProFund	556,000	398,000	556,000	1,113,000	18,000
UltraDow 30 ProFund	2,141,000	1,534,000	2,141,000	4,284,000	58,000
UltraEmerging Markets ProFund	329,000	236,000	329,000	660,000	13,000
UltraInternational ProFund	676,000	483,000	676,000	1,353,000	21,000
UltraJapan ProFund	3,462,000	2,480,000	3,462,000	6,924,000	83,000
UltraLatin America ProFund	675,000	483,000	675,000	1,351,000	20,000
UltraMid-Cap ProFund	3,786,000	2,712,000	3,786,000	7,574,000	96,000
UltraNasdaq-100 ProFund	22,084,000	15,819,000	22,084,000	44,170,000	525,000
UltraShort China ProFund	1,024,000	733,000	1,024,000	2,049,000	29,000
UltraShort Dow 30 ProFund	887,000	634,000	887,000	1,774,000	26,000
UltraShort Emerging Markets ProFund	720,000	516,000	720,000	1,442,000	21,000
UltraShort International ProFund	2,991,000	2,142,000	2,991,000	5,982,000	73,000
UltraShort Japan ProFund	186,000	133,000	186,000	373,000	6,000
UltraShort Latin America ProFund	660,000	473,000	660,000	1,323,000	24,000
UltraShort Mid-Cap ProFund	357,000	255,000	357,000	715,000	17,000
UltraShort Nasdaq-100 ProFund	2,921,000	2,092,000	2,921,000	5,844,000	77,000
UltraShort Small-Cap ProFund	1,408,000	1,008,000	1,408,000	2,818,000	41,000
UltraSmall-Cap ProFund	4,623,000	3,312,000	4,623,000	9,248,000	119,000
Utilities UltraSector ProFund	538,000	385,000	538,000	1,078,000	18,000
	$148,728,000	$106,521,000	$148,728,000	$297,537,000	$3,840,000

Each repurchase agreement was fully collateralized by U.S. government securities as of October 31, 2018 as follows:

(1)                   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at October 31, 2018, 3.384%, due 11/15/40, total value $151,706,736.

(2)                   U.S. Treasury Notes, 1.875% to 2.00%, due 6/30/20 to 8/15/25, which had an aggregate value of $108,659,765.

(3)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19, total value of $151,711,712.

(4)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $303,496,852.

(5)                   U.S. Treasury Notes, 1.125%, due 12/31/19, total value $3,925,323.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended October 31, 2018, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Small-Cap ProFund) (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of October 31, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The ProFunds’ compliance date for Form N-PORT was June 1, 2018, and the ProFunds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFunds was required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The ProFunds’ compliance date for Form N-CEN was June 1, 2018, and the ProFunds made their initial filing on Form N-CEN for the year ended July 31, 2018. Form N-CEN replaced Form N-SAR filings. The ProFunds’ adoption of these amendments had no effect on the ProFunds’ net assets or results of operations.

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, “Fair Value Measurements” (ASU 2018-13). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is evaluating any impact ASU 2018-13 may have on the ProFunds’ financial statement disclosures.

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended October 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of October 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$9,408,034	$—	$—	$—	$9,408,034	$—
Repurchase Agreements	—	—	2,753,000	—	2,753,000	—
Swap Agreements	—	—	—	195,792	—	195,792
Total	$9,408,034	$—	$2,753,000	$195,792	$12,161,034	$195,792

Basic Materials UltraSector ProFund
Common Stocks	$3,851,820	$—	$—	$—	$3,851,820	$—
Repurchase Agreements	—	—	1,138,000	—	1,138,000	—
Swap Agreements	—	—	—	(8,255)	—	(8,255)
Total	$3,851,820	$—	$1,138,000	$(8,255)	$4,989,820	$(8,255)

Bear ProFund
Repurchase Agreements	$—	$—	$13,581,000	$—	$13,581,000	$—
Futures Contracts	—	136,438	—	—	—	136,438
Swap Agreements	—	—	—	(311,658)	—	(311,658)
Total	$—	$136,438	$13,581,000	$(311,658)	$13,581,000	$(175,220)

Biotechnology UltraSector ProFund
Common Stocks	$159,740,758	$—	$—	$—	$159,740,758	$—
Repurchase Agreements	—	—	56,265,000	—	56,265,000	—
Swap Agreements	—	—	—	(6,993,493)	—	(6,993,493)
Total	$159,740,758	$—	$56,265,000	$(6,993,493)	$216,005,758	$(6,993,493)

Bull ProFund
Common Stocks	$33,909,111	$—	$—	$—	$33,909,111	$—
Repurchase Agreements	—	—	18,627,000	—	18,627,000	—
Futures Contracts	—	(964,820)	—	—	—	(964,820)
Swap Agreements	—	—	—	166,444	—	166,444
Total	$33,909,111	$(964,820)	$18,627,000	$166,444	$52,536,111	$(798,376)

Consumer Goods UltraSector ProFund
Common Stocks	$4,598,902	$—	$—	$—	$4,598,902	$—
Repurchase Agreements	—	—	1,355,000	—	1,355,000	—
Swap Agreements	—	—	—	56,771	—	56,771
Total	$4,598,902	$—	$1,355,000	$56,771	$5,953,902	$56,771

Consumer Services UltraSector ProFund
Common Stocks	$73,197,205	$—	$—	$—	$73,197,205	$—
Repurchase Agreements	—	—	26,437,000	—	26,437,000	—
Swap Agreements	—	—	—	(1,693,843)	—	(1,693,843)
Total	$73,197,205	$—	$26,437,000	$(1,693,843)	$99,634,205	$(1,693,843)

Europe 30 ProFund
Common Stocks	$2,608,506	$—	$—	$—	$2,608,506	$—
Total	$2,608,506	$—	$—	$—	$2,608,506	$—

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$6,722,000	$—	$6,722,000	$—
Forward Currency Contracts	—	—	—	(140,093)	—	(140,093)
Total	$—	$—	$6,722,000	$(140,093)	$6,722,000	$(140,093)

Financials UltraSector ProFund
Common Stocks	$6,450,756	$—	$—	$—	$6,450,756	$—
Repurchase Agreements	—	—	2,760,000	—	2,760,000	—
Swap Agreements	—	—	—	70,562	—	70,562
Total	$6,450,756	$—	$2,760,000	$70,562	$9,210,756	$70,562

Health Care UltraSector ProFund
Common Stocks	$62,083,383	$—	$—	$—	$62,083,383	$—
Repurchase Agreements	—	—	19,832,000	—	19,832,000	—
Swap Agreements	—	—	—	(1,258,362)	—	(1,258,362)
Total	$62,083,383	$—	$19,832,000	$(1,258,362)	$81,915,383	$(1,258,362)

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Industrials UltraSector ProFund
Common Stocks	$18,553,885	$—	$—	$—	$18,553,885	$—
Repurchase Agreements	—	—	6,558,000	—	6,558,000	—
Swap Agreements	—	—	—	(425,616)	—	(425,616)
Total	$18,553,885	$—	$6,558,000	$(425,616)	$25,111,885	$(425,616)

Internet UltraSector ProFund
Common Stocks	$152,963,549	$—	$—	$—	$152,963,549	$—
Repurchase Agreements	—	—	58,435,000	—	58,435,000	—
Swap Agreements	—	—	—	(2,042,721)	—	(2,042,721)
Total	$152,963,549	$—	$58,435,000	$(2,042,721)	$211,398,549	$(2,042,721)

Large-Cap Growth ProFund
Common Stocks	$35,885,157	$—	$—	$—	$35,885,157	$—
Repurchase Agreements	—	—	139,000	—	139,000	—
Total	$35,885,157	$—	$139,000	$—	$36,024,157	$—

Large-Cap Value ProFund
Common Stocks	$17,690,176	$—	$—	$—	$17,690,176	$—
Total	$17,690,176	$—	$—	$—	$17,690,176	$—

Mid-Cap ProFund
Common Stocks	$11,490,109	$—	$—	$—	$11,490,109	$—
Repurchase Agreements	—	—	5,062,000	—	5,062,000	—
Futures Contracts	—	(303,767)	—	—	—	(303,767)
Swap Agreements	—	—	—	54,873	—	54,873
Total	$11,490,109	$(303,767)	$5,062,000	$54,873	$16,552,109	$(248,894)

Mid-Cap Growth ProFund
Common Stocks	$4,550,963	$—	$—	$—	$4,550,963	$—
Total	$4,550,963	$—	$—	$—	$4,550,963	$—

Mid-Cap Value ProFund
Common Stocks	$4,223,980	$—	$—	$—	$4,223,980	$—
Total	$4,223,980	$—	$—	$—	$4,223,980	$—

Mobile Telecommunications UltraSector ProFund
Common Stocks	$3,374,142	$—	$—	$—	$3,374,142	$—
Repurchase Agreements	—	—	2,563,000	—	2,563,000	—
Swap Agreements	—	—	—	(71,319)	—	(71,319)
Total	$3,374,142	$—	$2,563,000	$(71,319)	$5,937,142	$(71,319)

Nasdaq-100 ProFund
Common Stocks	$53,500,558	$—	$—	$—	$53,500,558	$—
Repurchase Agreements	—	—	19,239,000	—	19,239,000	—
Futures Contracts	—	(735,386)	—	—	—	(735,386)
Swap Agreements	—	—	—	458,194	—	458,194
Total	$53,500,558	$(735,386)	$19,239,000	$458,194	$72,739,558	$(277,192)

Oil & Gas UltraSector ProFund
Common Stocks	$13,416,516	$—	$—	$—	$13,416,516	$—
Repurchase Agreements	—	—	5,781,000	—	5,781,000	—
Swap Agreements	—	—	—	(424,647)	—	(424,647)
Total	$13,416,516	$—	$5,781,000	$(424,647)	$19,197,516	$(424,647)

Oil Equipment & Services UltraSector ProFund
Common Stocks	$4,250,466	$—	$—	$—	$4,250,466	$—
Repurchase Agreements	—	—	1,667,000	—	1,667,000	—
Swap Agreements	—	—	—	(284,885)	—	(284,885)
Total	$4,250,466	$—	$1,667,000	$(284,885)	$5,917,466	$(284,885)

Pharmaceuticals UltraSector ProFund
Common Stocks	$5,801,499	$—	$—	$—	$5,801,499	$—
Repurchase Agreements	—	—	2,043,000	—	2,043,000	—
Swap Agreements	—	—	—	(235,536)	—	(235,536)
Total	$5,801,499	$—	$2,043,000	$(235,536)	$7,844,499	$(235,536)

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Precious Metals UltraSector ProFund
Common Stocks	$13,181,561	$—	$—	$—	$13,181,561	$—
Repurchase Agreements	—	—	5,041,000	—	5,041,000	—
Swap Agreements	—	—	—	(1,018,429)	—	(1,018,429)
Total	$13,181,561	$—	$5,041,000	$(1,018,429)	$18,222,561	$(1,018,429)

Real Estate UltraSector ProFund
Common Stocks	$5,079,107	$—	$—	$—	$5,079,107	$—
Repurchase Agreements	—	—	1,550,000	—	1,550,000	—
Swap Agreements	—	—	—	35,804	—	35,804
Total	$5,079,107	$—	$1,550,000	$35,804	$6,629,107	$35,804

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$34,722,000	$—	$34,722,000	$—
Swap Agreements	—	—	—	407,853	—	407,853
Total	$—	$—	$34,722,000	$407,853	$34,722,000	$407,853

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$17,101,000	$—	$17,101,000	$—
Swap Agreements	—	—	—	(24,227)	—	(24,227)
Total	$—	$—	$17,101,000	$(24,227)	$17,101,000	$(24,227)

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$28,089,000	$—	$28,089,000	$—
Forward Currency Contracts	—	—	—	394,760	—	394,760
Total	$—	$—	$28,089,000	$394,760	$28,089,000	$394,760

Semiconductor UltraSector ProFund
Common Stocks	$32,789,378	$—	$—	$—	$32,789,378	$—
Repurchase Agreements	—	—	12,509,000	—	12,509,000	—
Swap Agreements	—	—	—	(547,767)	—	(547,767)
Total	$32,789,378	$—	$12,509,000	$(547,767)	$45,298,378	$(547,767)

Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$3,639,000	$—	$3,639,000	$—
Futures Contracts	—	21,596	—	—	—	21,596
Swap Agreements	—	—	—	(121,571)	—	(121,571)
Total	$—	$21,596	$3,639,000	$(121,571)	$3,639,000	$(99,975)

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,221,000	$—	$2,221,000	$—
Swap Agreements	—	—	—	47,567	—	47,567
Total	$—	$—	$2,221,000	$47,567	$2,221,000	$47,567

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$5,649,000	$—	$5,649,000	$—
Swap Agreements	—	—	—	251,819	—	251,819
Total	$—	$—	$5,649,000	$251,819	$5,649,000	$251,819

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$2,255,000	$—	$2,255,000	$—
Swap Agreements	—	—	—	(25,835)	—	(25,835)
Total	$—	$—	$2,255,000	$(25,835)	$2,255,000	$(25,835)

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,867,000	$—	$1,867,000	$—
Swap Agreements	—	—	—	(43,433)	—	(43,433)
Total	$—	$—	$1,867,000	$(43,433)	$1,867,000	$(43,433)

Small-Cap ProFund
Common Stocks	$10,544,442	$—	$—	$—	$10,544,442	$—
Contingent Right	—	—	408	—	408	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	21,121,000	—	21,121,000	—
Futures Contracts	—	(229,502)	—	—	—	(229,502)
Swap Agreements	—	—	—	373,605	—	373,605
Total	$10,544,442	$(229,502)	$21,121,408	$373,605	$31,665,850	$144,103

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap Growth ProFund
Common Stocks	$27,243,456	$—	$—	$—	$27,243,456	$—
Repurchase Agreements	—	—	14,000	—	14,000	—
Total	$27,243,456	$—	$14,000	$—	$27,257,456	$—

Small-Cap Value ProFund
Common Stocks	$4,848,959	$—	$—	$—	$4,848,959	$—
Contingent Right	—	—	4,646	—	4,646	—
Repurchase Agreements	—	—	8,000	—	8,000	—
Total	$4,848,959	$—	$12,646	$—	$4,861,605	$—

Technology UltraSector ProFund
Common Stocks	$44,407,843	$—	$—	$—	$44,407,843	$—
Repurchase Agreements	—	—	16,588,000	—	16,588,000	—
Swap Agreements	—	—	—	(793,525)	—	(793,525)
Total	$44,407,843	$—	$16,588,000	$(793,525)	$60,995,843	$(793,525)

Telecommunications UltraSector ProFund
Common Stocks	$1,221,182	$—	$—	$—	$1,221,182	$—
Repurchase Agreements	—	—	481,000	—	481,000	—
Swap Agreements	—	—	—	(24,686)	—	(24,686)
Total	$1,221,182	$—	$481,000	$(24,686)	$1,702,182	$(24,686)

U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$2,893,556	$—	$2,893,556	$—
Repurchase Agreements	—	—	16,276,000	—	16,276,000	—
Swap Agreements	—	—	—	(105,374)	—	(105,374)
Total	$—	$—	$19,169,556	$(105,374)	$19,169,556	$(105,374)

UltraBear ProFund
Repurchase Agreements	$—	$—	$14,049,000	$—	$14,049,000	$—
Futures Contracts	—	18,192	—	—	—	18,192
Swap Agreements	—	—	—	(671,491)	—	(671,491)
Total	$—	$18,192	$14,049,000	$(671,491)	$14,049,000	$(653,299)

UltraBull ProFund
Common Stocks	$111,146,360	$—	$—	$—	$111,146,360	$—
Repurchase Agreements	—	—	33,981,000	—	33,981,000	—
Futures Contracts	—	(1,368,681)	—	—	—	(1,368,681)
Swap Agreements	—	—	—	4,480,144	—	4,480,144
Total	$111,146,360	$(1,368,681)	$33,981,000	$4,480,144	$145,127,360	$3,111,463

UltraChina ProFund
Common Stocks	$17,297,386	$—	$—	$—	$17,297,386	$—
Repurchase Agreements	—	—	2,641,000	—	2,641,000	—
Swap Agreements	—	—	—	1,007,587	—	1,007,587
Total	$17,297,386	$—	$2,641,000	$1,007,587	$19,938,386	$1,007,587

UltraDow 30 ProFund
Common Stocks	$28,521,493	$—	$—	$—	$28,521,493	$—
Repurchase Agreements	—	—	10,158,000	—	10,158,000	—
Futures Contracts	—	(524,357)	—	—	—	(524,357)
Swap Agreements	—	—	—	983,762	—	983,762
Total	$28,521,493	$(524,357)	$10,158,000	$983,762	$38,679,493	$459,405

UltraEmerging Markets ProFund
Common Stocks	$11,034,261	$—	$—	$—	$11,034,261	$—
Preferred Stock	336,118	—	—	—	336,118	—
Repurchase Agreements	—	—	1,567,000	—	1,567,000	—
Swap Agreements	—	—	—	510,229	—	510,229
Total	$11,370,379	$—	$1,567,000	$510,229	$12,937,379	$510,229

UltraInternational ProFund
Repurchase Agreements	$—	$—	$3,209,000	$—	$3,209,000	$—
Swap Agreements	—	—	—	132,059	—	132,059
Total	$—	$—	$3,209,000	$132,059	$3,209,000	$132,059

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraJapan ProFund
Repurchase Agreements	$—	$—	$16,411,000	$—	$16,411,000	$—
Futures Contracts	—	(1,170,747)	—	—	—	(1,170,747)
Swap Agreement	—	—	—	2,659	—	2,659
Total	$—	$(1,170,747)	$16,411,000	$2,659	$16,411,000	$(1,168,088)

UltraLatin America ProFund
Common Stocks	$26,531,071	$—	$—	$—	$26,531,071	$—
Preferred Stocks	3,304,807	—	—	—	3,304,807	—
Repurchase Agreements	—	—	3,204,000	—	3,204,000	—
Swap Agreements	—	—	—	1,143,007	—	1,143,007
Total	$29,835,878	$—	$3,204,000	$1,143,007	$33,039,878	$1,143,007

UltraMid-Cap ProFund
Common Stocks	$59,800,792	$—	$—	$—	$59,800,792	$—
Repurchase Agreements	—	—	17,954,000	—	17,954,000	—
Futures Contracts	—	(1,041,486)	—	—	—	(1,041,486)
Swap Agreements	—	—	—	1,761,264	—	1,761,264
Total	$59,800,792	$(1,041,486)	$17,954,000	$1,761,264	$77,754,792	$719,778

UltraNasdaq-100 ProFund
Common Stocks	$315,987,669	$—	$—	$—	$315,987,669	$—
Repurchase Agreements	—	—	104,682,000	—	104,682,000	—
Futures Contracts	—	521,307	—	—	—	521,307
Swap Agreements	—	—	—	18,207,692	—	18,207,692
Total	$315,987,669	$521,307	$104,682,000	$18,207,692	$420,669,669	$18,728,999

UltraShort China ProFund
Repurchase Agreements	$—	$—	$4,859,000	$—	$4,859,000	$—
Swap Agreements	—	—	—	(472,353)	—	(472,353)
Total	$—	$—	$4,859,000	$(472,353)	$4,859,000	$(472,353)

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,208,000	$—	$4,208,000	$—
Futures Contracts	—	23,816	—	—	—	23,816
Swap Agreements	—	—	—	(205,219)	—	(205,219)
Total	$—	$23,816	$4,208,000	$(205,219)	$4,208,000	$(181,403)

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$3,419,000	$—	$3,419,000	$—
Swap Agreements	—	—	—	(264,610)	—	(264,610)
Total	$—	$—	$3,419,000	$(264,610)	$3,419,000	$(264,610)

UltraShort International ProFund
Repurchase Agreements	$—	$—	$14,179,000	$—	$14,179,000	$—
Swap Agreements	—	—	—	(571,623)	—	(571,623)
Total	$—	$—	$14,179,000	$(571,623)	$14,179,000	$(571,623)

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$884,000	$—	$884,000	$—
Futures Contracts	—	110,849	—	—	—	110,849
Swap Agreement	—	—	—	(2,660)	—	(2,660)
Total	$—	$110,849	$884,000	$(2,660)	$884,000	$108,189

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$3,140,000	$—	$3,140,000	$—
Swap Agreements	—	—	—	(244,746)	—	(244,746)
Total	$—	$—	$3,140,000	$(244,746)	$3,140,000	$(244,746)

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,701,000	$—	$1,701,000	$—
Futures Contracts	—	21,668	—	—	—	21,668
Swap Agreements	—	—	—	(68,000)	—	(68,000)
Total	$—	$21,668	$1,701,000	$(68,000)	$1,701,000	$(46,332)

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$13,855,000	$—	$13,855,000	$—
Futures Contracts	—	(45,110)	—	—	—	(45,110)
Swap Agreements	—	—	—	(835,498)	—	(835,498)
Total	$—	$(45,110)	$13,855,000	$(835,498)	$13,855,000	$(880,608)

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$6,683,000	$—	$6,683,000	$—
Futures Contracts	—	18,294	—	—	—	18,294
Swap Agreements	—	—	—	(219,645)	—	(219,645)
Total	$—	$18,294	$6,683,000	$(219,645)	$6,683,000	$(201,351)

UltraSmall-Cap ProFund
Common Stocks	$27,705,005	$—	$—	$—	$27,705,005	$—
Contingent Right	—	—	1,072	—	1,072	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	21,925,000	—	21,925,000	—
Futures Contracts	—	8,498	—	—	—	8,498
Swap Agreements	—	—	—	2,661,603	—	2,661,603
Total	$27,705,005	$8,498	$21,926,072	$2,661,603	$49,631,077	$2,670,101

Utilities UltraSector ProFund
Common Stocks	$7,554,712	$—	$—	$—	$7,554,712	$—
Repurchase Agreements	—	—	2,557,000	—	2,557,000	—
Swap Agreements	—	—	—	(69,538)	—	(69,538)
Total	$7,554,712	$—	$2,557,000	$(69,538)	$10,111,712	$(69,538)

^                              Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                             Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration.  With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

:: Notes to Schedules of Portfolio Investments :: October 31, 2018 (Unaudited)

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund achieving high, or even positive, returns. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of October 31, 2018, Rising U.S. Dollar ProFund is owed $704,770 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $36,834, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $667,936 and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of October 31, 2018.

6. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds’ Schedules of Portfolio Investments.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	December 26, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 26, 2018

* Print the name and title of each signing officer under his or her signature.